UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.
c/o TIAA-CREF
8500 Andrew Carnegie Blvd.
Charlotte, N.C. 28262-8500
(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.4%
8,446		Allison Transmission Holdings, Inc	$242,654
147,491		Gentex Corp	4,777,233
8,300	*	Tesla Motors, Inc	1,505,703
		TOTAL AUTOMOBILES & COMPONENTS	6,525,590

CAPITAL GOODS - 8.9%
3,361		3M Co	430,847
186,033		Boeing Co	23,302,494
19,362		Crane Co	1,222,904
552		Fortune Brands Home & Security, Inc	24,873
26,631		Graco, Inc	1,850,588
220,183		Honeywell International, Inc	20,087,295
136,915		IDEX Corp	9,859,249
626,257		Masco Corp	13,251,598
63,873	*	MRC Global, Inc	1,783,334
45,475		Nordson Corp	3,152,327
119,618		Rockwell Automation, Inc	13,736,931
118,758		Rockwell Collins, Inc	8,973,355
80,685		Roper Industries, Inc	11,073,210
33,142		United Technologies Corp	3,778,851
19,757		W.W. Grainger, Inc	4,632,621
96,797	*	WABCO Holdings, Inc	8,345,837
160,094		Westinghouse Air Brake Technologies Corp	11,816,538
		TOTAL CAPITAL GOODS	137,322,852

COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
175,738	e	R.R. Donnelley & Sons Co	3,245,881
249,289		Robert Half International, Inc	10,415,294
26,552		Rollins, Inc	765,229
92,820	*	Stericycle, Inc	10,865,509
36,216	*	Verisk Analytics, Inc	2,312,754
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	27,604,667

CONSUMER DURABLES & APPAREL - 2.4%
262,516		Coach, Inc	12,571,891
176,044		Hanesbrands, Inc	12,523,770
611,321		Pulte Homes, Inc	12,422,043
		TOTAL CONSUMER DURABLES & APPAREL	37,517,704

CONSUMER SERVICES - 3.9%
69,003	*	Bally Technologies, Inc	5,059,300
7,454		Burger King Worldwide, Inc	181,430
27,529	*	Chipotle Mexican Grill, Inc (Class A)	15,194,907
45,147		H&R Block, Inc	1,372,469
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

34,174		McDonald’s Corp	$3,218,166
273,108		Starbucks Corp	19,423,441
33,900		Starwood Hotels & Resorts Worldwide, Inc	2,532,669
190,944		Wyndham Worldwide Corp	13,545,567
		TOTAL CONSUMER SERVICES	60,527,949

DIVERSIFIED FINANCIALS - 2.2%
67,816	*	Affiliated Managers Group, Inc	13,511,660
40,815		American Express Co	3,470,091
44,931		Lazard Ltd (Class A)	1,921,250
192,748		Moody’s Corp	14,375,146
		TOTAL DIVERSIFIED FINANCIALS	33,278,147

ENERGY - 4.5%
369,345		Cabot Oil & Gas Corp	14,766,413
49,243	*	Dril-Quip, Inc	4,951,876
141,235		Kinder Morgan, Inc	4,803,403
82,226		Pioneer Natural Resources Co	13,922,506
355,133		Schlumberger Ltd	31,098,997
		TOTAL ENERGY	69,543,195

FOOD & STAPLES RETAILING - 0.1%
27,906		Walgreen Co	1,600,409
10,013		Wal-Mart Stores, Inc	747,771
		TOTAL FOOD & STAPLES RETAILING	2,348,180

FOOD, BEVERAGE & TOBACCO - 9.6%
661,869		Altria Group, Inc	23,311,026
547,163		Coca-Cola Co	20,693,705
179,997	*	Constellation Brands, Inc (Class A)	13,800,370
12,503	e	Green Mountain Coffee Roasters, Inc	1,012,743
150,300		Hershey Co	14,939,820
215,829		Hillshire Brands Co	7,687,829
325,955		Kraft Foods Group, Inc	17,063,744
185,565		Mead Johnson Nutrition Co	14,268,093
15,093	*	Monster Beverage Corp	1,024,815
197,604		PepsiCo, Inc	15,879,457
228,243		Philip Morris International, Inc	17,834,908
		TOTAL FOOD, BEVERAGE & TOBACCO	147,516,510

HEALTH CARE EQUIPMENT & SERVICES - 2.9%
105,959		Bard (C.R.), Inc	13,731,227
83,687	*	DaVita, Inc	5,433,797
281,711	*	Express Scripts Holding Co	21,040,994
69,208	*	Pediatrix Medical Group, Inc	3,850,733
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	44,056,751

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
37,995		Church & Dwight Co, Inc	2,453,717
99,607		Colgate-Palmolive Co	6,098,937
5,995		Kimberly-Clark Corp	655,673
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

71,050		Nu Skin Enterprises, Inc (Class A)	$6,049,907
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,258,234

INSURANCE - 0.5%
87,847		Prudential Financial, Inc	7,413,408
		TOTAL INSURANCE	7,413,408

MATERIALS - 4.1%
107,558	*	Owens-Illinois, Inc	3,446,158
175,176		Packaging Corp of America	11,316,370
50,661		PPG Industries, Inc	9,238,540
76,877		Scotts Miracle-Gro Co (Class A)	4,565,725
84,784		Sealed Air Corp	2,644,413
78,803		Sherwin-Williams Co	14,441,438
50,309		Sigma-Aldrich Corp	4,677,228
24,389		Silgan Holdings, Inc	1,117,748
118,158	*	WR Grace & Co	11,144,662
		TOTAL MATERIALS	62,592,282

MEDIA - 4.6%
107,316	*	AMC Networks, Inc	6,915,443
44,168		CBS Corp (Class B)	2,593,545
386,108		Comcast Corp (Class A)	21,023,581
45,177	*	Discovery Communications, Inc (Class A)	3,604,221
121,798		Scripps Networks Interactive (Class A)	8,832,791
2,613,594		Sirius XM Holdings, Inc	9,356,666
223,081		Viacom, Inc (Class B)	18,314,950
		TOTAL MEDIA	70,641,197

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.5%
486,135		AbbVie, Inc	23,932,426
222,117	*	Alkermes plc	10,812,656
154,899		Allergan, Inc	17,751,425
116,580		Amgen, Inc	13,867,191
72,580	*	Biogen Idec, Inc	22,691,411
277,452		Bristol-Myers Squibb Co	13,864,277
130,758	*	Celgene Corp	19,866,063
13,307	*	Charles River Laboratories International, Inc	752,245
302,366	*	Gilead Sciences, Inc	24,385,818
94,128		Johnson & Johnson	8,327,504
16,161	*	Salix Pharmaceuticals Ltd	1,573,112
1,010	*	Ultragenyx Pharmaceutical, Inc	42,672
159,820		Zoetis Inc	4,852,135
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	162,718,935

REAL ESTATE - 1.8%
14,159		Equity Lifestyle Properties, Inc	556,590
55,257		Public Storage, Inc	8,707,951
117,580		Simon Property Group, Inc	18,206,087
23,802		Tanger Factory Outlet Centers, Inc	794,511
		TOTAL REAL ESTATE	28,265,139
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

RETAILING - 7.9%
47,304	*	Amazon.com, Inc	$16,967,472
100,000		Best Buy Co, Inc	2,354,000
54,706		GNC Holdings, Inc	2,796,024
397,109		Home Depot, Inc	30,517,826
54,689		Lowe’s Companies, Inc	2,531,554
271,652		Macy’s, Inc	14,451,886
13,126	*	NetFlix, Inc	5,372,865
30,281	*	O’Reilly Automotive, Inc	3,966,205
26,952		Petsmart, Inc	1,697,976
19,038	*	Priceline.com, Inc	21,796,416
112,097		TJX Companies, Inc	6,429,884
72,919	*	TripAdvisor, Inc	5,628,618
192,290	*	Urban Outfitters, Inc	6,887,828
		TOTAL RETAILING	121,398,554

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
445,767		Broadcom Corp (Class A)	13,266,026
1,611		Intel Corp	39,534
310,913		Linear Technology Corp	13,848,065
56,899	e	Microchip Technology, Inc	2,552,489
226,638		Texas Instruments, Inc	9,609,451
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	39,315,565

SOFTWARE & SERVICES - 18.6%
253,126		Accenture plc	20,219,705
50,916	*	Alliance Data Systems Corp	12,202,528
334,121	*	Facebook, Inc	20,905,951
11,906	e	Factset Research Systems, Inc	1,259,298
114,328	*	FleetCor Technologies, Inc	12,155,353
52,736	*	Google, Inc (Class A)	62,279,634
116,699	*	Informatica Corp	4,709,972
156,582		International Business Machines Corp	27,664,908
15,962	*	LinkedIn Corp	3,435,182
347,339		Mastercard, Inc (Class A)	26,286,615
1,444,595		Microsoft Corp	54,677,921
6,361	*	NeuStar, Inc (Class A)	215,574
250,266		Oracle Corp	9,234,815
214,978	*	Red Hat, Inc	12,146,257
156,232	*	Vantiv, Inc	4,740,079
128,133	*	VeriSign, Inc	7,527,814
31,740		Visa, Inc (Class A)	6,837,748
		TOTAL SOFTWARE & SERVICES	286,499,354

TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
99,674		Apple, Inc	49,896,804
67,443	*	F5 Networks, Inc	7,216,401
33,301		Harris Corp	2,309,091
337,531		NetApp, Inc	14,291,063
453,098		Qualcomm, Inc	33,628,934
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	107,342,293
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.8%
93,587	*	SBA Communications Corp (Class A)	$8,680,194
722,099		Verizon Communications, Inc	34,675,194
		TOTAL TELECOMMUNICATION SERVICES	43,355,388

TRANSPORTATION - 1.7%
8,762		Landstar System, Inc	503,289
13,166		Union Pacific Corp	2,294,044
241,549		United Parcel Service, Inc (Class B)	23,002,711
		TOTAL TRANSPORTATION	25,800,044

		TOTAL COMMON STOCKS	1,536,841,938
		(Cost $1,206,946,167)

SHORT-TERM INVESTMENTS - 0.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
6,497,415	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	6,497,415
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,497,415
		TOTAL SHORT-TERM INVESTMENTS	6,497,415
		(Cost $6,497,415)

		TOTAL INVESTMENTS - 100.1%	1,543,339,353
		(Cost $1,213,443,582)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%	(1,386,265)
		NET ASSETS - 100.0%	$1,541,953,088

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,316,781.
5

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.7%
398,000		Ford Motor Co	$5,954,080
188,380	*	General Motors Co	6,796,751
10,000		Gentex Corp	323,900
169,390		Johnson Controls, Inc	7,812,267
40,380		Lear Corp	2,920,685
17,800	*	TRW Automotive Holdings Corp	1,319,870
		TOTAL AUTOMOBILES & COMPONENTS	25,127,553

BANKS - 5.3%
7,500		Bank of Hawaii Corp	425,850
15,235		BB&T Corp	569,941
27,500		City National Corp	1,989,625
60,000		Comerica, Inc	2,748,000
126,139		East West Bancorp, Inc	4,220,611
208,000		Fifth Third Bancorp	4,372,160
63,000		First Republic Bank	3,057,390
288,000		Huntington Bancshares, Inc	2,612,160
266,000		Keycorp	3,394,160
21,750		PNC Financial Services Group, Inc	1,737,390
177,500		Regions Financial Corp	1,805,175
23,999	*	Signature Bank	2,929,318
47,500		SunTrust Banks, Inc	1,758,450
20,380	*	SVB Financial Group	2,287,247
62,424		US Bancorp	2,480,106
921,180		Wells Fargo & Co	41,766,301
		TOTAL BANKS	78,153,884

CAPITAL GOODS - 9.0%
13,000		A.O. Smith Corp	613,860
56,560		AGCO Corp	3,016,345
6,000	*	Allegion plc	296,100
26,390		Alliant Techsystems, Inc	3,792,243
38,800	*	BE Aerospace, Inc	3,083,436
28,880		Carlisle Cos, Inc	2,152,426
57,500		Chicago Bridge & Iron Co NV	4,311,925
50,000		Cummins, Inc	6,349,000
56,240		Danaher Corp	4,183,694
23,900		Dover Corp	2,068,784
115,400		Eaton Corp	8,434,586
181,111		Exelis, Inc	3,547,964
28,800		Fluor Corp	2,187,648
52,500		Fortune Brands Home & Security, Inc	2,365,650
1,227,424		General Electric Co	30,845,165
38,800		Huntington Ingalls	3,686,776
31,380		IDEX Corp	2,259,674
7,500		Illinois Tool Works, Inc	591,525
63,900		Ingersoll-Rand plc	3,756,681
54,000		ITT Corp	2,211,300
55,555	*	Jacobs Engineering Group, Inc	3,372,744
6

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

85,400	e	Joy Global, Inc	$4,508,266
34,500		L-3 Communications Holdings, Inc	3,831,915
81,900	*	MRC Global, Inc	2,286,648
61,000		Northrop Grumman Corp	7,048,550
14,000		Oshkosh Truck Corp	757,960
36,363		Parker Hannifin Corp	4,122,473
54,000		Pentair Ltd	4,013,820
27,500		Raytheon Co	2,614,425
2,400		Rockwell Collins, Inc	181,344
8,300		Snap-On, Inc	831,245
60,000	*	Spirit Aerosystems Holdings, Inc (Class A)	2,034,600
6,380		Stanley Works	493,812
31,800		Trinity Industries, Inc	1,851,714
12,900		URS Corp	647,580
24,475	*	WABCO Holdings, Inc	2,110,235
27,750		Xylem, Inc	925,740
		TOTAL CAPITAL GOODS	131,387,853

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
12,300		Manpower, Inc	958,170
58,900		Nielsen Holdings NV	2,490,881
75,000	e	Pitney Bowes, Inc	1,888,500
131,500		R.R. Donnelley & Sons Co	2,428,805
90,800		Tyco International Ltd	3,676,492
17,500		Waste Management, Inc	731,150
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,173,998

CONSUMER DURABLES & APPAREL - 1.4%
60,000		Hanesbrands, Inc	4,268,400
11,000		Harman International Industries, Inc	1,137,730
2,800		Hasbro, Inc	137,536
57,750	*	Jarden Corp	3,490,988
19,880	*	Mohawk Industries, Inc	2,826,538
57,000		Newell Rubbermaid, Inc	1,761,300
1,500		Phillips-Van Heusen Corp	181,305
114,000		Pulte Homes, Inc	2,316,480
27,180		Whirlpool Corp	3,623,094
		TOTAL CONSUMER DURABLES & APPAREL	19,743,371

CONSUMER SERVICES - 0.9%
32,900		Brinker International, Inc	1,591,044
98,000	*	MGM Mirage	2,387,280
39,900	*	Norwegian Cruise Line Holdings Ltd	1,397,298
15,000	*	Penn National Gaming, Inc	175,950
63,000		Royal Caribbean Cruises Ltd	3,124,800
193,000		Sands China Ltd	1,482,096
37,500		Starwood Hotels & Resorts Worldwide, Inc	2,801,625
		TOTAL CONSUMER SERVICES	12,960,093

DIVERSIFIED FINANCIALS - 12.3%
17,975	*	Affiliated Managers Group, Inc	3,581,339
48,800		Ameriprise Financial, Inc	5,155,232
1,202,424		Bank of America Corp	20,140,602
3,750		BlackRock, Inc	1,126,762
12,400		Capital One Financial Corp	875,564
7

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

151,000		Charles Schwab Corp	$3,747,820
555,554		Citigroup, Inc	26,349,926
131,000		Discover Financial Services	7,028,150
102,800		Goldman Sachs Group, Inc	16,871,536
27,500		Invesco Ltd	914,375
723,800		JPMorgan Chase & Co	40,069,568
17,750		Legg Mason, Inc	751,713
170,000		Morgan Stanley	5,016,700
17,750		Nasdaq Stock Market, Inc	677,163
213,000		PowerShares QQQ Trust Series	18,375,510
24,000		SEI Investments Co	817,440
43,800		SLM Corp	996,888
42,000		SPDR Dow Jones Industrial Average ETF Trust	6,580,980
71,700		SPDR Trust Series 1	12,775,506
113,880		State Street Corp	7,624,266
38,000		TD Ameritrade Holding Corp	1,187,500
		TOTAL DIVERSIFIED FINANCIALS	180,664,540

ENERGY - 13.0%
92,400		Anadarko Petroleum Corp	7,455,756
28,380	*	Antero Resources Corp	1,667,041
17,750		Apache Corp	1,424,615
65,000		Baker Hughes, Inc	3,681,600
269,242		Chevron Corp	30,055,484
35,400		Cimarex Energy Co	3,468,492
186,350		ConocoPhillips	12,103,432
75,400		Consol Energy, Inc	2,816,190
11,380		EOG Resources, Inc	1,880,431
26,800		Equitable Resources, Inc	2,487,308
570,242		Exxon Mobil Corp	52,553,503
30,300		Halliburton Co	1,485,003
33,300		Helmerich & Payne, Inc	2,931,732
85,540		Hess Corp	6,457,415
193,900		Marathon Oil Corp	6,357,981
80,800		Marathon Petroleum Corp	7,033,640
54,750		Murphy Oil Corp	3,099,398
86,990		National Oilwell Varco, Inc	6,525,120
73,000		Noble Energy, Inc	4,550,090
87,750		Occidental Petroleum Corp	7,684,268
111,000		Patterson-UTI Energy, Inc	2,851,590
126,380		Phillips 66	9,237,114
6,000		Pioneer Natural Resources Co	1,015,920
63,300		Tesoro Corp	3,261,216
113,900		Valero Energy Corp	5,820,290
43,800	*	Whiting Petroleum Corp	2,557,044
		TOTAL ENERGY	190,461,673

FOOD & STAPLES RETAILING - 0.4%
55,830		CVS Corp	3,780,808
41,800		Whole Foods Market, Inc	2,184,468
		TOTAL FOOD & STAPLES RETAILING	5,965,276

FOOD, BEVERAGE & TOBACCO - 2.0%
185,400		Archer Daniels Midland Co	7,319,592
36,300		Bunge Ltd	2,750,088
34,500		Coca-Cola Enterprises, Inc	1,493,505
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

54,000	*,e	Diamond Foods, Inc	$1,423,440
24,000		Hershey Co	2,385,600
7,500		J.M. Smucker Co	722,925
92,240		Mondelez International, Inc	3,020,860
43,500	*	Monster Beverage Corp	2,953,650
26,800		Philip Morris International, Inc	2,094,152
139,905		Tyson Foods, Inc (Class A)	5,232,447
		TOTAL FOOD, BEVERAGE & TOBACCO	29,396,259

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
438,383		Abbott Laboratories	16,071,121
50,000		Aetna, Inc	3,416,500
76,300		Cardinal Health, Inc	5,189,926
72,800	*	CareFusion Corp	2,968,056
60,800	*	Catamaran Corp	2,956,096
75,400		Cigna Corp	6,507,774
95,954		Covidien plc	6,547,901
68,800		HCA Holdings, Inc	3,458,576
13,100	*	Henry Schein, Inc	1,505,059
10,000		Hill-Rom Holdings, Inc	362,700
25,000		Humana, Inc	2,432,500
3,450	*	Intuitive Surgical, Inc	1,406,151
125,000		Medtronic, Inc	7,070,000
35,500		Omnicare, Inc	2,217,330
49,800		St. Jude Medical, Inc	3,024,354
53,242		UnitedHealth Group, Inc	3,848,332
9,000		Universal Health Services, Inc (Class B)	738,180
15,000	*	VCA Antech, Inc	479,100
63,980		WellPoint, Inc	5,502,280
25,500		Zimmer Holdings, Inc	2,396,235
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	78,098,171

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
33,880		Church & Dwight Co, Inc	2,187,970
33,900		Colgate-Palmolive Co	2,075,697
15,180		Energizer Holdings, Inc	1,434,510
10,300		Kimberly-Clark Corp	1,126,511
277,742		Procter & Gamble Co	21,280,592
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	28,105,280

INSURANCE - 7.9%
53,500		ACE Ltd	5,018,835
27,500		Aflac, Inc	1,726,450
17,540		Allied World Assurance Co Holdings Ltd	1,805,217
116,880		Allstate Corp	5,984,256
36,780		American Financial Group, Inc	2,019,958
264,000		American International Group, Inc	12,661,440
29,000		Aon plc	2,333,340
19,290	*	Arch Capital Group Ltd	1,037,995
11,000		Aspen Insurance Holdings Ltd	427,900
33,990		Assurant, Inc	2,221,246
75,750		Axis Capital Holdings Ltd	3,410,265
190,242	*	Berkshire Hathaway, Inc (Class B)	21,231,007
25,950		Cincinnati Financial Corp	1,257,277
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,500		CNA Financial Corp	$216,040
28,000		Everest Re Group Ltd	4,053,280
173,980	*	Genworth Financial, Inc (Class A)	2,566,205
29,880		Hanover Insurance Group, Inc	1,659,236
138,000		Hartford Financial Services Group, Inc	4,588,500
47,754		HCC Insurance Holdings, Inc	2,049,124
115,790		Lincoln National Corp	5,561,394
57,750		Metlife, Inc	2,832,638
183,800		Old Republic International Corp	2,870,956
94,500		Principal Financial Group	4,117,365
60,000		Protective Life Corp	2,940,600
92,890		Prudential Financial, Inc	7,838,987
21,000		Reinsurance Group of America, Inc (Class A)	1,568,070
43,800		Torchmark Corp	3,291,570
86,490		UnumProvident Corp	2,784,978
98,000		Validus Holdings Ltd	3,520,160
95,540		XL Capital Ltd	2,745,820
		TOTAL INSURANCE	116,340,109

MATERIALS - 3.6%
4,750		Ashland, Inc	440,848
39,000		Avery Dennison Corp	1,921,530
11,000		Cabot Corp	535,370
25,000		CF Industries Holdings, Inc	5,771,500
229,102	e	Cliffs Natural Resources, Inc	4,426,251
6,000		Cytec Industries, Inc	539,820
19,380		Domtar Corp	2,081,606
82,442		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,671,945
96,800		Huntsman Corp	2,121,856
65,400		LyondellBasell Industries AF S.C.A	5,150,904
13,500		Monsanto Co	1,438,425
50,500		Nucor Corp	2,441,675
64,660	*	Owens-Illinois, Inc	2,071,706
45,000		Packaging Corp of America	2,907,000
41,890		PolyOne Corp	1,489,608
17,750		PPG Industries, Inc	3,236,890
33,100		Reliance Steel & Aluminum Co	2,315,345
28,000		RPM International, Inc	1,110,760
35,000		Steel Dynamics, Inc	577,500
78,880	e	United States Steel Corp	2,059,557
7,500		Vulcan Materials Co	462,975
309,900	e	Walter Energy, Inc	3,520,464
12,880		Westlake Chemical Corp	1,565,435
16,500	*	WR Grace & Co	1,556,280
		TOTAL MATERIALS	52,415,250

MEDIA - 3.3%
68,880		CBS Corp (Class B)	4,044,634
103,750		Comcast Corp (Class A)	5,649,188
28,000	*	Discovery Communications, Inc (Class A)	2,233,840
27,180		DISH Network Corp (Class A)	1,532,408
139,999		Gannett Co, Inc	3,854,172
9,800	*	Liberty Global plc (Class A)	783,314
16,000	*	Liberty Media Corp	2,105,440
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

23,500		McGraw-Hill Cos, Inc	$1,786,940
55,000	*	Starz-Liberty Capital	1,538,900
102,242		Time Warner, Inc	6,423,865
15,000		Twenty-First Century Fox, Inc	477,300
252,000		Walt Disney Co	18,297,720
		TOTAL MEDIA	48,727,721

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
15,999	*	Actavis plc	3,023,491
6,400		Agilent Technologies, Inc	372,160
21,998	*	Alexion Pharmaceuticals, Inc	3,491,743
16,390	*,z	Biogen Idec, Inc	5,124,170
92,250		Bristol-Myers Squibb Co	4,609,732
4,350	*	Charles River Laboratories International, Inc	245,905
33,999	*,e	Endo Pharmaceuticals Holdings, Inc	2,239,854
45,000	*	Forest Laboratories, Inc	2,983,500
71,899	*	Gilead Sciences, Inc	5,798,654
16,500	*	Hospira, Inc	726,165
294,424		Johnson & Johnson	26,047,691
34,900	*	Mallinckrodt plc	2,018,267
275,742		Merck & Co, Inc	14,606,054
33,300	*	Mylan Laboratories, Inc	1,512,153
32,380		Perrigo Co plc	5,040,271
1,243,880		Pfizer, Inc	37,813,952
83,900		Thermo Electron Corp	9,660,246
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	125,314,008

REAL ESTATE - 2.5%
129,000		Brandywine Realty Trust	1,838,250
23,000		Douglas Emmett, Inc	584,890
118,000		Extra Space Storage, Inc	5,387,880
3,600		Federal Realty Investment Trust	392,400
12,800		Gaming and Leisure Properties, Inc	444,160
193,990		Host Marriott Corp	3,567,476
6,516		Jones Lang LaSalle, Inc	744,518
28,000		Kilroy Realty Corp	1,478,400
20,249		National Retail Properties, Inc	672,267
29,890		Public Storage, Inc	4,710,365
39,950		Simon Property Group, Inc	6,185,858
30,300		SL Green Realty Corp	2,841,231
183,000		Spirit Realty Capital, Inc	1,939,800
60,380		Ventas, Inc	3,767,108
3,750		Vornado Realty Trust	344,363
71,300		Weingarten Realty Investors	2,066,987
		TOTAL REAL ESTATE	36,965,953

RETAILING - 1.7%
219,000		Best Buy Co, Inc	5,155,260
10,000		Dillard’s, Inc (Class A)	873,000
1,300		DSW, Inc (Class A)	48,945
43,300		Expedia, Inc	2,813,634
136,900	e	GameStop Corp (Class A)	4,801,083
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,750		Genuine Parts Co	$143,938
37,500		Home Depot, Inc	2,881,875
49,000	*	Liberty Interactive Corp	1,308,790
18,800	*	Liberty Ventures	2,180,800
46,250		Macy’s, Inc	2,460,500
216,390		Staples, Inc	2,847,692
		TOTAL RETAILING	25,515,517

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
64,750		Applied Materials, Inc	1,089,095
45,000		Avago Technologies Ltd	2,458,800
457,750		Intel Corp	11,233,185
60,900	*	Lam Research Corp	3,082,149
209,800		Marvell Technology Group Ltd	3,132,314
257,500	*	Micron Technology, Inc	5,932,800
228,800		Nvidia Corp	3,592,160
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	30,520,503

SOFTWARE & SERVICES - 2.7%
88,000		Activision Blizzard, Inc	1,507,440
13,000	*	Adobe Systems, Inc	769,470
17,500	*	Alliance Data Systems Corp	4,194,050
13,750		Amdocs Ltd	594,825
33,000		AOL, Inc	1,520,640
22,890	*	Commvault Systems, Inc	1,581,012
60,399		Computer Sciences Corp	3,648,704
13,880	*	Electronic Arts, Inc	366,432
70,390		Fidelity National Information Services, Inc	3,568,773
60,000	*	First American Corp	1,911,000
28,000		Jack Henry & Associates, Inc	1,561,840
183,000	*,e	Millennial Media, Inc	1,453,020
50,000	*,z	VMware, Inc (Class A)	4,507,000
39,917	*	Workday, Inc	3,574,168
389,838		Xerox Corp	4,229,742
104,224	*	Yahoo!, Inc	3,754,149
		TOTAL SOFTWARE & SERVICES	38,742,265

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
28,240		Apple, Inc	14,136,944
43,800	*	Arrow Electronics, Inc	2,250,444
22,390		Avnet, Inc	919,557
318,000	*	Brocade Communications Systems, Inc	2,970,120
652,750		Cisco Systems, Inc	14,301,752
82,400		Corning, Inc	1,418,104
45,000		Harris Corp	3,120,300
232,442		Hewlett-Packard Co	6,740,818
85,400	*	Ingram Micro, Inc (Class A)	2,136,708
91,434	*,e	InvenSense, Inc	1,800,336
32,240		NetApp, Inc	1,365,042
40,500		SanDisk Corp	2,816,775
55,000		Seagate Technology, Inc	2,907,300
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

169,980	*	Vishay Intertechnology, Inc	$2,308,328
75,400		Western Digital Corp	6,497,218
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	65,689,746

TELECOMMUNICATION SERVICES - 2.1%
590,750		AT&T, Inc	19,683,790
98,313		Telephone & Data Systems, Inc	2,656,417
125,400		T-Mobile US, Inc	3,833,478
15,000		US Cellular Corp	664,350
90,250		Verizon Communications, Inc	4,333,805
		TOTAL TELECOMMUNICATION SERVICES	31,171,840

TRANSPORTATION - 2.2%
6,900		Amerco, Inc	1,536,837
26,688		Con-Way, Inc	1,026,687
168,800		Delta Air Lines, Inc	5,166,968
76,890		FedEx Corp	10,250,975
29,000		Kansas City Southern Industries, Inc	3,062,110
17,500		Norfolk Southern Corp	1,620,325
8,500		Ryder System, Inc	605,115
190,000		Southwest Airlines Co	3,980,500
25,950		Union Pacific Corp	4,521,528
		TOTAL TRANSPORTATION	31,771,045

UTILITIES - 4.5%
251,540		AES Corp	3,536,652
45,000		Alliant Energy Corp	2,338,200
20,000		Ameren Corp	756,800
60,575		American Electric Power Co, Inc	2,956,666
63,390		American Water Works Co, Inc	2,698,512
45,540		Atmos Energy Corp	2,186,375
37,500		Centerpoint Energy, Inc	877,500
103,300		Dominion Resources, Inc	7,015,103
6,500		DTE Energy Co	443,430
69,750		Duke Energy Corp	4,925,745
51,500		Edison International	2,480,240
68,000		Great Plains Energy, Inc	1,678,240
29,800		MDU Resources Group, Inc	954,792
31,880		National Fuel Gas Co	2,402,477
82,800		NextEra Energy, Inc	7,611,804
93,900		NiSource, Inc	3,227,343
85,400		Northeast Utilities	3,740,520
27,500		NRG Energy, Inc	765,875
7,000		OGE Energy Corp	238,490
18,000		Pinnacle West Capital Corp	947,340
30,000		PPL Corp	917,100
69,980		Sempra Energy	6,487,846
54,000		UGI Corp	2,343,060
21,500		Westar Energy, Inc	713,155
71,990		Wisconsin Energy Corp	3,071,813
4,750		Xcel Energy, Inc	137,323
		TOTAL UTILITIES	65,452,401

		TOTAL COMMON STOCKS	1,460,864,309
		(Cost $1,102,786,688)
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
26,779,583	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$26,779,583
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	26,779,583
		TOTAL SHORT-TERM INVESTMENTS	26,779,583
		(Cost $26,779,583)

		TOTAL INVESTMENTS - 101.5%	1,487,643,892
		(Cost $1,129,566,271)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%	(22,268,483)
		NET ASSETS - 100.0%	$1,465,375,409

		Abbreviation(s):
		ETF Exchange Traded Fund
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,968,710.
	z	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
14

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.5%
349,138		Delphi Automotive plc	$21,259,013
317,336	*	General Motors Co	11,449,483
612,092		Johnson Controls, Inc	28,229,683
		TOTAL AUTOMOBILES & COMPONENTS	60,938,179

BANKS - 2.8%
231,169		BNP Paribas	17,847,423
296,395		CIT Group, Inc	13,797,187
260,089		East West Bancorp, Inc	8,702,578
316,159	*	Essent Group Ltd	7,935,591
783,103		SunTrust Banks, Inc	28,990,473
807,052		Wells Fargo & Co	36,591,738
		TOTAL BANKS	113,864,990

CAPITAL GOODS - 7.6%
111,403		Boeing Co	13,954,340
377,030		Danaher Corp	28,047,262
442,435		Eaton Corp	32,337,574
87,666	*	Esterline Technologies Corp	9,025,215
3,547,597		General Electric Co	89,151,112
577,908		Honeywell International, Inc	52,722,547
392,344		ITT Corp	16,066,487
139,348	*	Osram Licht AG.	8,144,130
175,081		Roper Industries, Inc	24,028,116
144,123		Safran S.A.	10,242,279
168,166	*	Teledyne Technologies, Inc	15,449,410
74,194		Timken Co	4,179,348
109,899	*	WABCO Holdings, Inc	9,475,492
		TOTAL CAPITAL GOODS	312,823,312

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
696,067	e	Pitney Bowes, Inc	17,526,967
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,526,967

CONSUMER DURABLES & APPAREL - 2.6%
317,724		DR Horton, Inc	7,460,159
138,642		Harman International Industries, Inc	14,339,742
232,215		Hasbro, Inc	11,406,401
404,964	*	Jarden Corp	24,480,074
104,226	*	Mohawk Industries, Inc	14,818,853
746,673		Newell Rubbermaid, Inc	23,072,196
80	e	Prada S.p.A	586
449,264		Wolverine World Wide, Inc	12,534,466
		TOTAL CONSUMER DURABLES & APPAREL	108,112,477
15

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.9%
230,753		Accor S.A.	$10,999,994
221,521	*	Chuy’s Holdings, Inc	8,001,339
593,470	*	Extended Stay America, Inc	15,103,811
220,877	*	Hilton Worldwide Holdings, Inc	4,781,987
281,325		Las Vegas Sands Corp	21,526,989
421,789	*	Orient-Express Hotels Ltd (Class A)	5,972,532
306,994		Six Flags Entertainment Corp	11,018,015
		TOTAL CONSUMER SERVICES	77,404,667

DIVERSIFIED FINANCIALS - 6.8%
395,100		American Express Co	33,591,402
163,670		Ameriprise Financial, Inc	17,290,099
4,270,901		Bank of America Corp	71,537,592
528,659		Blackstone Group LP	17,313,582
1,044,104		Citigroup, Inc	49,521,853
630,878	*	ING Groep NV	8,331,995
454,067		Invesco Ltd	15,097,728
708,577		JPMorgan Chase & Co	39,226,823
923,905		Morgan Stanley	27,264,436
		TOTAL DIVERSIFIED FINANCIALS	279,175,510

ENERGY - 7.8%
104,815		Anadarko Petroleum Corp	8,457,522
195,263	*	Antero Resources Corp	11,469,749
299,377	*	Cheniere Energy, Inc	13,154,625
725,914		Chevron Corp	81,033,780
363,560		Consol Energy, Inc	13,578,966
201,547		EOG Resources, Inc	33,303,626
774,168		Halliburton Co	37,941,974
255,300		Hess Corp	19,272,597
212,974		Marathon Petroleum Corp	18,539,387
175,804		Oneok, Inc	12,040,816
404,357	e	Peyto Energy Trust	11,850,247
344,900		Phillips 66	25,208,741
99,252	*	Southwestern Energy Co	4,038,564
365,511		Spectra Energy Corp	13,140,120
1,488,382		Tailsman Energy, Inc	16,000,107
		TOTAL ENERGY	319,030,821

FOOD & STAPLES RETAILING - 0.5%
2,042,415	*	Rite Aid Corp	11,335,403
222,234	*	Sprouts Farmers Market, Inc	7,942,643
		TOTAL FOOD & STAPLES RETAILING	19,278,046

FOOD, BEVERAGE & TOBACCO - 5.3%
567,492		Altria Group, Inc	19,987,068
1,605,501		Britvic plc	18,287,472
190,669		Brown-Forman Corp (Class B)	14,681,513
16

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

343,893	*	Constellation Brands, Inc (Class A)	$26,366,277
188,221		Groupe Danone	12,425,987
209,682	*	Hain Celestial Group, Inc	19,267,679
361,153		Hershey Co	35,898,608
749,078		PepsiCo, Inc	60,195,908
268,898		SABMiller plc	12,081,694
		TOTAL FOOD, BEVERAGE & TOBACCO	219,192,206

HEALTH CARE EQUIPMENT & SERVICES - 2.9%
605,215		Aetna, Inc	41,354,341
342,829	*	Cerner Corp	19,503,542
203,759	*	Insulet Corp	8,761,637
389,463	*	Premier, Inc	13,510,471
378,906		Zimmer Holdings, Inc	35,605,797
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	118,735,788

HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
251,241		Beiersdorf AG.	24,832,411
322,975		Colgate-Palmolive Co	19,775,759
301,269		Estee Lauder Cos (Class A)	20,709,231
71,670		L’Oreal S.A.	11,766,380
474,193		Procter & Gamble Co	36,332,668
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	113,416,449

INSURANCE - 3.1%
368,978		ACE Ltd	34,613,826
360,000		Allstate Corp	18,432,000
268,130		Fidelity National Title Group, Inc (Class A)	8,456,820
866,284		Hartford Financial Services Group, Inc	28,803,943
591,020		Metlife, Inc	28,989,531
92,346		Stancorp Financial Group, Inc	5,933,231
		TOTAL INSURANCE	125,229,351

MATERIALS - 3.5%
166,386		Akzo Nobel NV	11,966,807
136,093		Carpenter Technology Corp	7,908,364
856,269	e	Companhia Vale do Rio Doce (ADR)	11,645,258
611,248		Dow Chemical Co	27,817,896
349,688		Du Pont (E.I.) de Nemours & Co	21,334,465
818,634		Huntsman Corp	17,944,457
285,789		LyondellBasell Industries AF S.C.A	22,508,742
129,883		PPG Industries, Inc	23,685,464
		TOTAL MATERIALS	144,811,453

MEDIA - 4.6%
525,936		CBS Corp (Class B)	30,882,962
1,235,151		Comcast Corp (Class A)	67,253,972
313,263		DISH Network Corp (Class A)	17,661,768
242,034	*	DreamWorks Animation SKG, Inc (Class A)	8,166,227
331,604	e	Lions Gate Entertainment Corp	10,720,757
98,676		Time Warner Cable, Inc	13,150,551
17

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

87,553	*	Tribune Co	$6,522,698
450,364		Walt Disney Co	32,700,930
		TOTAL MEDIA	187,059,865

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 15.0%
174,237	*	Actavis plc	32,927,308
152,314	*	Aegerion Pharmaceuticals, Inc	9,135,794
161,540	*	Alexion Pharmaceuticals, Inc	25,641,244
133,896	*	Alkermes plc	6,518,057
139,765		Allergan, Inc	16,017,069
124,158		Amgen, Inc	14,768,594
154,702		Bayer AG.	20,359,662
118,217	*	Biogen Idec, Inc	36,959,363
109,067	*	Biovail Corp	14,793,848
1,237,303	*	Biovitrum AB	14,100,640
683,385		Bristol-Myers Squibb Co	34,148,748
160,753	*	Celgene Corp	24,423,203
115,277		Gerresheimer AG.	7,749,420
758,502	*	Gilead Sciences, Inc	61,173,186
173,804	*,e,z	Illumina, Inc	26,418,208
174,124	*	Jazz Pharmaceuticals plc	26,407,646
1,060,289		Johnson & Johnson	93,803,768
76,143	*,e	Ligand Pharmaceuticals, Inc (Class B)	4,716,297
287,857	*	Mallinckrodt plc	16,646,770
186,740	*,z	Medivation, Inc	14,864,504
830,067		Merck & Co, Inc	43,968,649
382,890	*	Mylan Laboratories, Inc	17,387,035
251,491		Novartis AG.	19,878,055
213,187	*	Salix Pharmaceuticals Ltd	20,751,623
219,403		Shire Ltd	10,949,620
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	614,508,311

REAL ESTATE - 0.3%
147,811		American Tower Corp	11,954,954
		TOTAL REAL ESTATE	11,954,954

RETAILING - 7.3%
145,993	*	Amazon.com, Inc	52,366,229
28,385	*	AutoZone, Inc	14,052,278
551,749		Best Buy Co, Inc	12,988,172
157,443	*,e	Container Store Group, Inc	5,786,030
369,746	e	GameStop Corp (Class A)	12,966,992
1,395,110	*	Groupon, Inc	14,592,851
699,002		Home Depot, Inc	53,718,304
485,544		Macy’s, Inc	25,830,941
16,951	*	NetFlix, Inc	6,938,553
21,224	*	Priceline.com, Inc	24,299,145
170,751	*	Restoration Hardware Holdings, Inc	9,688,412
256,344		Ross Stores, Inc	17,408,321
491,410		TJX Companies, Inc	28,187,277
178,129		Williams-Sonoma, Inc	9,711,593
308,285	*	Yoox S.p.A	11,658,917
		TOTAL RETAILING	300,194,015
18

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
1,131,677		Applied Materials, Inc	$19,034,807
350,058		ARM Holdings plc	5,343,801
246,203		Avago Technologies Ltd	13,452,532
362,512	*,e	JinkoSolar Holding Co Ltd (ADR)	10,567,225
467,358	*	NXP Semiconductors NV	22,596,759
357,598	*,e	SunPower Corp	11,571,871
463,348		Xilinx, Inc	21,508,614
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	104,075,609

SOFTWARE & SERVICES - 8.5%
105,357	*	Alliance Data Systems Corp	25,249,859
424,320	*	Citrix Systems, Inc	22,942,982
1,271,415		Compuware Corp	12,892,148
443,945	*	Facebook, Inc	27,777,638
360,258	*	First American Corp	11,474,217
526,899	*	Fortinet, Inc	11,170,259
86,708	*	Google, Inc (Class A)	102,399,547
1,942,852		Microsoft Corp	73,536,948
299,657	*	Pandora Media, Inc	10,808,628
331,369	*	Salesforce.com, Inc	20,057,766
134,498	*	Splunk, Inc	10,360,381
101,295	*	Take-Two Interactive Software, Inc	1,942,838
500,400	*	Yahoo!, Inc	18,024,408
		TOTAL SOFTWARE & SERVICES	348,637,619

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
4,650,233		Alcatel-Lucent (ADR)	18,368,420
252,527		Apple, Inc	126,415,016
480,741	*	Blackberry Ltd	4,543,003
508,432		Cisco Systems, Inc	11,139,745
243,376	*	F5 Networks, Inc	26,041,232
585,194		Hewlett-Packard Co	16,970,626
1,379,500	*	JDS Uniphase Corp	18,333,555
475,141	*	Juniper Networks, Inc	12,643,502
93,889	*	Stratasys Ltd	11,319,258
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	245,774,357

TELECOMMUNICATION SERVICES - 1.8%
639,576		T-Mobile US, Inc	19,551,838
897,432		Verizon Communications, Inc	43,094,685
397,014		Vivendi Universal S.A.	10,657,482
		TOTAL TELECOMMUNICATION SERVICES	73,304,005

TRANSPORTATION - 2.4%
386,417	*,e	American Airlines Group, Inc	12,964,290
161,184		Canadian Pacific Railway Ltd	24,416,152
1,167,634		Delta Air Lines, Inc	35,741,277
179,617	z	Kansas City Southern Industries, Inc	18,965,759
19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

80,383	*	Old Dominion Freight Line	$4,359,974
		TOTAL TRANSPORTATION	96,447,452

UTILITIES - 1.4%
320,716		American Water Works Co, Inc	13,652,880
438,670	*	Calpine Corp	8,325,957
282,967		NextEra Energy, Inc	26,013,156
286,871		NRG Yield, Inc	11,170,757
		TOTAL UTILITIES	59,162,750

		TOTAL COMMON STOCKS	4,070,659,153
		(Cost $3,196,114,166)

PURCHASED OPTIONS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
14,000		Illumina, Inc	14,700
45,000		Medivation, Inc	28,350
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	43,050

		TOTAL PURCHASED OPTIONS	43,050
		(Cost $171,802)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.5%
TREASURY DEBT - 0.4%
$14,900,000		United States Treasury Bill	0.036%	03/27/14	14,899,195
		TOTAL TREASURY DEBT			14,899,195

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
86,021,294	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			86,021,295
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			86,021,295
		TOTAL SHORT-TERM INVESTMENTS			100,920,490
		(Cost $100,920,490)

		TOTAL INVESTMENTS - 101.8%			4,171,622,693
		(Cost $3,297,206,458)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%			(71,805,855)
		NET ASSETS - 100.0%			$4,099,816,838

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $83,002,858.
z	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
20

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.3%
564,466	*	General Motors Co	$20,365,933
64,183	*,e	Tesla Motors, Inc	11,643,438
		TOTAL AUTOMOBILES & COMPONENTS	32,009,371

CAPITAL GOODS - 4.2%
37,779		Boeing Co	4,732,197
93,773		Cummins, Inc	11,907,296
149,092		Precision Castparts Corp	37,981,187
164,078		Roper Industries, Inc	22,518,065
97,949		W.W. Grainger, Inc	22,967,081
		TOTAL CAPITAL GOODS	100,105,826

COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
1,112,974		Nielsen Holdings NV	47,067,670
342,045	*	Verisk Analytics, Inc	21,842,994
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	68,910,664

CONSUMER DURABLES & APPAREL - 3.5%
186,582		Hasbro, Inc	9,164,908
374,478		Luxottica Group S.p.A.	19,844,462
120,630		LVMH Moet Hennessy Louis Vuitton S.A.	21,459,327
446,486		Nike, Inc (Class B)	32,526,505
		TOTAL CONSUMER DURABLES & APPAREL	82,995,202

CONSUMER SERVICES - 3.8%
661,087		Las Vegas Sands Corp	50,586,377
564,167		Starbucks Corp	40,123,557
		TOTAL CONSUMER SERVICES	90,709,934

DIVERSIFIED FINANCIALS - 5.8%
88,979	*	Affiliated Managers Group, Inc	17,728,176
221,946		Ameriprise Financial, Inc	23,446,376
107,428		Apollo Management LP	3,486,038
565,881		Blackstone Group LP	18,532,603
160,758		Goldman Sachs Group, Inc	26,383,603
126,204		IntercontinentalExchange Group, Inc	26,350,133
318,379		Moody’s Corp	23,744,706
		TOTAL DIVERSIFIED FINANCIALS	139,671,635

ENERGY - 1.0%
144,531		EOG Resources, Inc	23,882,302
		TOTAL ENERGY	23,882,302
21

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.0%
207,142		Costco Wholesale Corp	$23,274,475
		TOTAL FOOD & STAPLES RETAILING	23,274,475

FOOD, BEVERAGE & TOBACCO - 0.5%
171,274	*	Monster Beverage Corp	11,629,505
		TOTAL FOOD, BEVERAGE & TOBACCO	11,629,505

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
237,061	*	Cerner Corp	13,486,400
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	13,486,400

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
375,895		Estee Lauder Cos (Class A)	25,839,022
97,433		L’Oreal S.A.	15,996,006
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	41,835,028

MATERIALS - 3.8%
339,960		LyondellBasell Industries AF S.C.A	26,775,250
481,190		Monsanto Co	51,270,794
72,928		Sherwin-Williams Co	13,364,785
		TOTAL MATERIALS	91,410,829

MEDIA - 5.1%
152,382		CBS Corp (Class B)	8,947,871
763,973		Comcast Corp (Class A)	41,598,330
484,244	*	Discovery Communications, Inc (Class A)	38,632,986
158,167	*	Tribune Co	11,783,442
638,744		Twenty-First Century Fox, Inc	20,324,834
		TOTAL MEDIA	121,287,463

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 20.3%
180,013	*	Alexion Pharmaceuticals, Inc	28,573,463
311,456		Allergan, Inc	35,692,858
269,415		Bayer AG.	35,456,544
235,791	*	Biogen Idec, Inc	73,717,698
451,444		Bristol-Myers Squibb Co	22,558,657
287,802	*	Celgene Corp	43,725,758
1,040,127	*	Gilead Sciences, Inc	83,886,242
118,856	*,e,z	Illumina, Inc	18,066,112
288,811		Novartis AG. (ADR)	22,836,286
172,856	*	NPS Pharmaceuticals, Inc	6,184,788
339,639		Perrigo Co plc	52,868,207
154,128		Questcor Pharmaceuticals, Inc	10,328,117
231,702	*	Salix Pharmaceuticals Ltd	22,553,873
941,601		Zoetis Inc	28,587,006
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	485,035,609

REAL ESTATE - 0.6%
308,461	*	Realogy Holdings Corp	14,056,568
		TOTAL REAL ESTATE	14,056,568
22

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 5.9%
211,253	*	Amazon.com, Inc	$75,774,339
413,165	*	Carmax, Inc	18,637,873
327,257		Expedia, Inc	21,265,160
1,389,217	*	Groupon, Inc	14,531,210
425,112	*	Liberty Interactive Corp	11,354,741
		TOTAL RETAILING	141,563,323

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
503,700		ARM Holdings plc (ADR)	23,205,459
330,988	*	NXP Semiconductors NV	16,003,270
612,835		Xilinx, Inc	28,447,801
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	67,656,530

SOFTWARE & SERVICES - 26.9%
1,040,454	*	Adobe Systems, Inc	61,584,472
465,306	*	eBay, Inc	24,754,279
1,385,366	*,z	Facebook, Inc	86,682,351
40,011	*,e	FireEye, Inc	2,920,403
98,547	*	Google, Inc (Class A)	116,381,051
914,490		Intuit, Inc	66,986,392
112,530	*	LinkedIn Corp	24,217,581
834,040		Mastercard, Inc (Class A)	63,120,147
472,855		Microsoft Corp	17,897,562
902,153	*	Red Hat, Inc	50,971,644
274,580	*	Salesforce.com, Inc	16,620,327
38,385	*	Splunk, Inc	2,956,797
250,556		Visa, Inc (Class A)	53,977,279
334,383	*,z	VMware, Inc (Class A)	30,141,284
620,131	*	Yahoo!, Inc	22,337,119
		TOTAL SOFTWARE & SERVICES	641,548,688

TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
2,782,037		Alcatel-Lucent (ADR)	10,989,046
126,233		Apple, Inc	63,192,240
26,010	*	Stratasys Ltd	3,135,766
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	77,317,052

TELECOMMUNICATION SERVICES - 2.0%
524,200		Softbank Corp	37,950,399
300,940		T-Mobile US, Inc	9,199,736
		TOTAL TELECOMMUNICATION SERVICES	47,150,135

TRANSPORTATION - 2.5%
39,112		Canadian Pacific Railway Ltd	5,924,686
488,500		Delta Air Lines, Inc	14,952,985
379,177		Kansas City Southern Industries, Inc	40,037,299
		TOTAL TRANSPORTATION	60,914,970

		TOTAL COMMON STOCKS	2,376,451,509
		(Cost $1,732,220,573)
23

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 0.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
14,402,905	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$14,402,905
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	14,402,905
		TOTAL SHORT-TERM INVESTMENTS	14,402,905
		(Cost $14,402,905)

		TOTAL INVESTMENTS - 100.1%	2,390,854,414
		(Cost $1,746,623,478)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%	(2,286,660)
		NET ASSETS - 100.0%	$2,388,567,754

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,184,366.
z	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
24

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.5%
545,497	*	American Axle & Manufacturing Holdings, Inc	$10,157,154
185,401		Delphi Automotive plc	11,289,067
		TOTAL AUTOMOBILES & COMPONENTS	21,446,221

BANKS - 5.7%
3,592,201	*,e	Banco Espirito Santo S.A.	5,449,053
260,673	*	Essent Group Ltd	6,542,892
1,565,340		Huntington Bancshares, Inc	14,197,634
3,105,138		Keycorp	39,621,561
3,295,439		Regions Financial Corp	33,514,615
1,978,696		TCF Financial Corp	31,857,005
2,797,911		Wells Fargo & Co	126,857,285
		TOTAL BANKS	258,040,045

CAPITAL GOODS - 8.4%
500,739	*	Allegion plc	24,711,470
294,406		General Dynamics Corp	29,826,272
6,994,592		General Electric Co	175,774,097
191,758		Illinois Tool Works, Inc	15,123,953
771,807	e	Joy Global, Inc	40,743,691
87,151		L-3 Communications Holdings, Inc	9,679,862
374,355	*	Navistar International Corp	11,537,621
198,451	*,e	Polypore International, Inc	6,578,651
364,966		SPX Corp	36,339,665
565,227		Textron, Inc	20,065,558
367,532	*	USG Corp	11,246,479
		TOTAL CAPITAL GOODS	381,627,319

CONSUMER DURABLES & APPAREL - 2.7%
182,164	*,e	Deckers Outdoor Corp	14,199,684
599,449	e	Hasbro, Inc	29,444,935
564,276	*	Jarden Corp	34,110,484
2,130,476		Pulte Homes, Inc	43,291,272
		TOTAL CONSUMER DURABLES & APPAREL	121,046,375

CONSUMER SERVICES - 2.4%
280,169		Burger King Worldwide, Inc	6,819,314
551,860		Carnival Corp	21,627,394
455,694		Darden Restaurants, Inc	22,529,511
25

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,044,703	*	Extended Stay America, Inc	$26,587,691
412,441		Interval Leisure Group, Inc	10,888,442
207,812		Las Vegas Sands Corp	15,901,774
185,178		Six Flags Entertainment Corp	6,646,039
		TOTAL CONSUMER SERVICES	111,000,165

DIVERSIFIED FINANCIALS - 9.2%
326,722		Apollo Management LP	10,602,129
5,574,514		Bank of America Corp	93,373,109
655,742		Blackstone Group LP	21,475,551
110,358		Capital One Financial Corp	7,792,378
1,764,113		Citigroup, Inc	83,671,880
285,544		Goldman Sachs Group, Inc	46,863,481
799,232		JPMorgan Chase & Co	44,245,484
712,498		Legg Mason, Inc	30,174,290
1,105,561		Morgan Stanley	32,625,105
733,978		State Street Corp	49,139,827
		TOTAL DIVERSIFIED FINANCIALS	419,963,234

ENERGY - 13.8%
255,357		Anadarko Petroleum Corp	20,604,756
338,209	*	Antero Resources Corp	19,866,397
719,704		Baker Hughes, Inc	40,764,035
510,943		Chesapeake Energy Corp	13,749,476
678,210		Chevron Corp	75,708,582
511,351	*	Cobalt International Energy, Inc	8,370,816
620,877		ConocoPhillips	40,325,961
269,664	*	Dresser-Rand Group, Inc	15,370,848
1,331,496	*,e	EP Energy Corp	22,901,731
2,230,047	e	EXCO Resources, Inc	11,440,141
1,107,765		Exxon Mobil Corp	102,091,622
1,624,754	*	Kodiak Oil & Gas Corp	17,238,640
353,331		Marathon Oil Corp	11,585,724
810,146	*	Matador Resources Co	15,749,238
641,993		Nabors Industries Ltd	10,965,241
460,039		Occidental Petroleum Corp	40,285,615
169,160		Phillips 66	12,363,904
329,713	*	Southwestern Energy Co	13,416,022
701,348		Spectra Energy Corp	25,213,461
5,453,822		Tailsman Energy, Inc	58,628,587
1,855,719	*	Weatherford International Ltd	25,126,435
681,215		Williams Cos, Inc	27,582,395
		TOTAL ENERGY	629,349,627

FOOD & STAPLES RETAILING - 1.3%
527,437		CVS Corp	35,718,033
428,625		Walgreen Co	24,581,644
		TOTAL FOOD & STAPLES RETAILING	60,299,677

FOOD, BEVERAGE & TOBACCO - 1.4%
777,439		Mondelez International, Inc	25,461,127
176,979	e	Remy Cointreau S.A.	13,195,985
26

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

569,685		SABMiller plc	$25,596,173
		TOTAL FOOD, BEVERAGE & TOBACCO	64,253,285

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
503,440		Abbott Laboratories	18,456,110
1,001,322	*	Boston Scientific Corp	13,547,887
529,431		Covidien plc	36,128,371
758,401	*	Express Scripts Holding Co	56,644,971
1,403,250	*	Hologic, Inc	29,973,420
612,700	*	Olympus Corp	18,002,501
1,023,630		UnitedHealth Group, Inc	73,987,976
157,951	*	WellCare Health Plans, Inc	10,284,190
104,910		WellPoint, Inc	9,022,260
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	266,047,686

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
1,416,214		Avon Products, Inc	21,087,426
165,640		Beiersdorf AG.	16,371,693
54,500		L’Oreal S.A.	8,947,506
895,987		Procter & Gamble Co	68,650,524
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	115,057,149

INSURANCE - 7.0%
432,049		ACE Ltd	40,530,517
585,431		Allstate Corp	29,974,067
890,384		American International Group, Inc	42,702,817
462,122	*	Berkshire Hathaway, Inc (Class B)	51,572,815
1,019,392		Hartford Financial Services Group, Inc	33,894,784
31,205	*	Hilltop Holdings, Inc	742,367
474,055		Marsh & McLennan Cos, Inc	21,669,054
710,972		Metlife, Inc	34,873,176
486,209		Principal Financial Group	21,184,126
219,705		Prudential Financial, Inc	18,540,905
287,478		Travelers Cos, Inc	23,366,212
		TOTAL INSURANCE	319,050,840

MATERIALS - 3.3%
140,935		Akzo Nobel NV	10,136,321
475,729		Axiall Corp	18,981,587
305,672		Celanese Corp (Series A)	15,479,230
901,356	e	Cliffs Natural Resources, Inc	17,414,198
637,831	*	Constellium NV	16,526,201
259,507		Dow Chemical Co	11,810,164
227,363		LyondellBasell Industries AF S.C.A	17,907,110
472,622		PolyOne Corp	16,806,438
458,632		Southern Copper Corp (NY)	12,832,524
88,214	e	Wacker Chemie AG.	10,460,986
		TOTAL MATERIALS	148,354,759

MEDIA - 1.5%
2,743,080		Mediaset S.p.A.	13,951,153
27

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

129,644		Time Warner Cable, Inc	$17,277,656
283,932		Time Warner, Inc	17,839,447
279,254	*	Tribune Co	20,804,423
		TOTAL MEDIA	69,872,679

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
157,668		Agilent Technologies, Inc	9,168,394
131,794		Bayer AG.	17,344,839
1,396,404	*	Biovitrum AB	15,913,798
258,784		Bristol-Myers Squibb Co	12,931,436
5,299	*,e	Foundation Medicine, Inc	158,652
1,371,970		Johnson & Johnson	121,378,186
36,438	*	Medivation, Inc	2,900,465
1,583,742		Merck & Co, Inc	83,890,814
313,304	*	Mylan Laboratories, Inc	14,227,135
273,607		Novartis AG. (ADR)	21,634,105
1,894,124		Pfizer, Inc	57,581,370
728,296		Zoetis Inc	22,111,067
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	379,240,261

REAL ESTATE - 3.6%
492,155	*	Forest City Enterprises, Inc (Class A)	8,952,299
258,745		Liberty Property Trust	9,418,318
572,801		Mack-Cali Realty Corp	11,587,764
172,757		Potlatch Corp	6,910,280
553,505	*	Realogy Holdings Corp	25,223,223
162,189		Simon Property Group, Inc	25,113,345
175,415		SL Green Realty Corp	16,448,665
776,279		Starwood Property Trust, Inc	23,443,626
400,639		Vornado Realty Trust	36,790,679
		TOTAL REAL ESTATE	163,888,199

RETAILING - 1.7%
703,740		Best Buy Co, Inc	16,566,040
82,599	*,e	Conn’s, Inc	5,014,585
258,284		Expedia, Inc	16,783,294
1,360,601	*	Groupon, Inc	14,231,887
11,589,948	e	Hengdeli Holdings Ltd	2,434,903
631,795	*,e	JC Penney Co, Inc	3,740,226
98,900	*,e	Lifestyle Properties Development Ltd	16,942
1,462,606		Staples, Inc	19,247,895
		TOTAL RETAILING	78,035,772

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
377,178		Broadcom Corp (Class A)	11,224,817
1,063,160	*,e	Freescale Semiconductor Holdings Ltd	19,275,091
733,336		Intel Corp	17,996,065
454,754	*	International Rectifier Corp	11,828,152
3,004,217	*	ON Semiconductor Corp	25,115,254
716,263	*	Semtech Corp	16,337,959
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	101,777,338
28

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 3.7%
115,404		DST Systems, Inc	$10,501,764
374,450	*	eBay, Inc	19,920,740
667,912	*	Fortinet, Inc	14,159,734
1,004,164		Microsoft Corp	38,007,607
297,899	*,e	Rackspace Hosting, Inc	10,846,502
402,399	*	Teradata Corp	16,546,647
244,303	*,e	VistaPrint Ltd	11,941,531
809,537	*	Yahoo!, Inc	29,159,523
3,594,119	*	Zynga, Inc	15,814,124
		TOTAL SOFTWARE & SERVICES	166,898,172

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
3,881,597		Alcatel-Lucent (ADR)	15,332,308
96,403		Apple, Inc	48,259,342
339,963	*,e	Ciena Corp	7,931,337
2,162,457		Cisco Systems, Inc	47,379,433
455,954		Corning, Inc	7,846,968
666,038		EMC Corp	16,144,761
1,492,797		Hewlett-Packard Co	43,291,113
711,541	*	JDS Uniphase Corp	9,456,380
4,595,696	*	Nokia Corp	31,802,216
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	227,443,858

TELECOMMUNICATION SERVICES - 3.4%
3,037,458		AT&T, Inc	101,208,101
662,550	*	Level 3 Communications, Inc	21,267,855
561,742		Telephone & Data Systems, Inc	15,178,269
4,920,185		Vodafone Group plc	18,232,807
		TOTAL TELECOMMUNICATION SERVICES	155,887,032

TRANSPORTATION - 2.6%
325,847	*	American Airlines Group, Inc	10,932,178
726,667	*,b,m	AMR Corp (Escrow)	12,925,895
668,418		Con-Way, Inc	25,714,040
195,337		FedEx Corp	26,042,329
902,595	*	Hertz Global Holdings, Inc	23,485,522
300,537	*	UAL Corp	13,776,616
357,746		UTI Worldwide, Inc	5,602,302
		TOTAL TRANSPORTATION	118,478,882

UTILITIES - 3.9%
898,848	*	Calpine Corp	17,060,135
1,061,666		Centerpoint Energy, Inc	24,842,984
319,050		Consolidated Edison, Inc	17,359,511
311,602		Duke Energy Corp	22,005,333
235,750		Edison International	11,353,720
459,317		Exelon Corp	13,320,193
211,208		FirstEnergy Corp	6,650,940
389,811		NextEra Energy, Inc	35,835,326
244,187		NRG Energy, Inc	6,800,608
29

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

251,348		PG&E Corp	$10,594,318
126,676		Sempra Energy	11,744,132
		TOTAL UTILITIES	177,567,200

		TOTAL COMMON STOCKS	4,554,625,775
		(Cost $3,834,545,341)

SHORT-TERM INVESTMENTS - 3.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.3%
152,777,640	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	152,777,640
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	152,777,640
		TOTAL SHORT-TERM INVESTMENTS	152,777,640
		(Cost $152,777,640)

		TOTAL INVESTMENTS - 103.2%	4,707,403,415
		(Cost $3,987,322,981)
		OTHER ASSETS & LIABILITIES, NET - (3.2)%	(145,785,371)
		NET ASSETS - 100.0%	$4,561,618,044

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
a	Affiliated holding.
b	In bankruptcy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $145,938,734.
m	Indicates a security that has been deemed illiquid.
30

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 2.8%
437,760		Delphi Automotive plc	$26,655,207
252,010		Harley-Davidson, Inc	15,546,497
53,462	*,e	Tesla Motors, Inc	9,698,541
		TOTAL AUTOMOBILES & COMPONENTS	51,900,245

BANKS - 1.2%
180,104	*	Signature Bank	21,983,494
		TOTAL BANKS	21,983,494

CAPITAL GOODS - 11.7%
448,272		Ametek, Inc	22,153,602
218,946		Chicago Bridge & Iron Co NV	16,418,761
120,680		Crane Co	7,622,149
227,550		Flowserve Corp	16,458,692
353,689		Fortune Brands Home & Security, Inc	15,937,226
350,372	*	Hexcel Corp	14,603,505
306,271		Ingersoll-Rand plc	18,005,672
945,076		Masco Corp	19,997,808
37,130	*	Middleby Corp	9,155,516
91,316		Parker Hannifin Corp	10,352,495
180,740	*,e	Proto Labs, Inc	14,343,526
159,011		Rockwell Automation, Inc	18,260,823
133,514		Roper Industries, Inc	18,323,461
110,604		TransDigm Group, Inc	18,474,186
		TOTAL CAPITAL GOODS	220,107,422

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
175,080	*	Stericycle, Inc	20,494,865
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	20,494,865

CONSUMER DURABLES & APPAREL - 6.2%
160,428	*,e	Deckers Outdoor Corp	12,505,363
641,412		DR Horton, Inc	15,060,354
334,759		Hasbro, Inc	16,443,362
217,163	*	Jarden Corp	13,127,503
245,312	*	Michael Kors Holdings Ltd	19,607,788
120,340		Phillips-Van Heusen Corp	14,545,496
98,468		Polaris Industries, Inc	12,328,194
239,514		VF Corp	13,999,593
		TOTAL CONSUMER DURABLES & APPAREL	117,617,653

CONSUMER SERVICES - 2.4%
22,110	*	Chipotle Mexican Grill, Inc (Class A)	12,203,836
31

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

257,721	*	Chuy’s Holdings, Inc	$9,308,882
439,609	*	Del Frisco’s Restaurant Group, Inc	10,111,007
272,125		Sotheby’s (Class A)	13,040,230
		TOTAL CONSUMER SERVICES	44,663,955

DIVERSIFIED FINANCIALS - 8.7%
117,987	*	Affiliated Managers Group, Inc	23,507,730
327,643		CBOE Holdings, Inc	17,043,989
229,121		Financial Engines, Inc	13,958,052
94,429		IntercontinentalExchange Group, Inc	19,715,831
428,505	e	iShares Russell Midcap Growth Index Fund	35,334,522
403,509		Lazard Ltd (Class A)	17,254,045
265,678		Moody’s Corp	19,814,265
221,023		T Rowe Price Group, Inc	17,337,044
		TOTAL DIVERSIFIED FINANCIALS	163,965,478

ENERGY - 5.6%
365,961		Cabot Oil & Gas Corp	14,631,121
179,445	*	Cheniere Energy, Inc	7,884,813
224,113	*	Concho Resources, Inc	21,916,010
380,218	e	Crescent Point Energy Corp	13,150,166
580,576	*	Denbury Resources, Inc	9,329,856
223,651		Oceaneering International, Inc	15,241,816
271,656		Range Resources Corp	23,414,031
		TOTAL ENERGY	105,567,813

FOOD, BEVERAGE & TOBACCO - 4.3%
196,564	*	Constellation Brands, Inc (Class A)	15,070,562
140,949	*	Hain Celestial Group, Inc	12,951,804
242,168		Hershey Co	24,071,499
294,609		Lorillard, Inc	14,500,655
211,534	*	Monster Beverage Corp	14,363,158
		TOTAL FOOD, BEVERAGE & TOBACCO	80,957,678

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
244,108	*	Acadia Healthcare Co, Inc	12,459,272
332,882	*	Catamaran Corp	16,184,723
429,270	*	Cerner Corp	24,421,170
242,159	*	Insulet Corp	10,412,837
267,126	*	Pediatrix Medical Group, Inc	14,862,891
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	78,340,893

MATERIALS - 3.1%
235,236		Aptargroup, Inc	15,008,057
166,062		Axiall Corp	6,625,874
428,119	*	Berry Plastics Group, Inc	9,547,053
103,950		Westlake Chemical Corp	12,634,083
152,437	*	WR Grace & Co	14,377,858
		TOTAL MATERIALS	58,192,925

32

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

MEDIA - 2.3%
210,258	*	AMC Networks, Inc	$13,549,025
892,736		Interpublic Group of Cos, Inc	14,569,452
204,790		McGraw-Hill Cos, Inc	15,572,232
		TOTAL MEDIA	43,690,709

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.1%
142,934	*	Actavis plc	27,011,667
256,528		Agilent Technologies, Inc	14,917,103
195,932	*	Alexion Pharmaceuticals, Inc	31,100,286
177,778	*	Alkermes plc	8,654,233
138,460	*,e	Endo Pharmaceuticals Holdings, Inc	9,121,745
114,607	*,e,z	Illumina, Inc	17,420,264
30,431	*,z	Intercept Pharmaceuticals, Inc	9,156,079
100,493	*,z	Medivation, Inc	7,999,243
439,184	*	Mylan Laboratories, Inc	19,943,346
273,688	*	NPS Pharmaceuticals, Inc	9,792,557
97,391		Perrigo Co plc	15,159,883
232,861		Questcor Pharmaceuticals, Inc	15,604,016
104,183	*	Salix Pharmaceuticals Ltd	10,141,173
156,700	*	Vertex Pharmaceuticals, Inc	12,385,568
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	208,407,163

RETAILING - 10.0%
29,319	*	AutoZone, Inc	14,514,664
146,531	*,e	Conn’s, Inc	8,895,897
258,519		GNC Holdings, Inc	13,212,906
1,152,926	*	Groupon, Inc	12,059,606
275,000	*	HomeAway, Inc	11,236,500
762,130	*	LKQ Corp	20,630,859
347,477		Macy’s, Inc	18,485,776
37,891	*,z	NetFlix, Inc	15,509,923
163,423	*	O’Reilly Automotive, Inc	21,405,145
310,448		Ross Stores, Inc	21,082,524
275,331		Tractor Supply Co	18,312,265
159,430		Ulta Salon Cosmetics & Fragrance, Inc	13,664,745
		TOTAL RETAILING	189,010,810

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
1,510,351	*	Applied Micro Circuits Corp	15,254,545
313,683		Avago Technologies Ltd	17,139,639
211,647	*	Lam Research Corp	10,711,455
340,740	*	NXP Semiconductors NV	16,474,779
466,186		Xilinx, Inc	21,640,354
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	81,220,772

SOFTWARE & SERVICES - 12.0%
68,396	*,z	Alliance Data Systems Corp	16,391,786
243,818	*	Aspen Technology, Inc	11,110,786
227,402	*	Autodesk, Inc	11,654,352
197,175	*	Commvault Systems, Inc	13,618,877
278,280	*	DealerTrack Holdings, Inc	12,981,762
33

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

554,239	*,z	Fortinet, Inc	$11,749,867
289,079	*	Guidewire Software, Inc	13,647,420
109,487	*	LinkedIn Corp	23,562,697
599,017	*	QLIK Technologies, Inc	16,185,439
233,560	*	Red Hat, Inc	13,196,140
197,866	*	ServiceNow, Inc	12,550,640
166,619	*	Splunk, Inc	12,834,662
93,406	*	Tableau Software, Inc	7,549,073
522,121	*	Vantiv, Inc	15,841,151
173,308	*,e	VistaPrint Ltd	8,471,295
114,489	*	Workday, Inc	10,251,345
71,128	*	Yelp, Inc	5,402,172
103,268	*,e	Zillow, Inc	8,478,303
		TOTAL SOFTWARE & SERVICES	225,477,767

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
2,403,860		Alcatel-Lucent (ADR)	9,495,247
613,679	*	Ciena Corp	14,317,131
198,105	*,z	F5 Networks, Inc	21,197,235
417,079	*	Finisar Corp	9,888,943
361,962	*,e	Infinera Corp	3,156,309
979,017	*	JDS Uniphase Corp	13,011,136
458,334		NetApp, Inc	19,405,862
136,576	*	Stratasys Ltd	16,465,602
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	106,937,465

TELECOMMUNICATION SERVICES - 1.2%
243,695	*	SBA Communications Corp (Class A)	22,602,711
		TOTAL TELECOMMUNICATION SERVICES	22,602,711

TRANSPORTATION - 1.9%
655,061		Delta Air Lines, Inc	20,051,417
207,965		J.B. Hunt Transport Services, Inc	15,607,773
		TOTAL TRANSPORTATION	35,659,190

		TOTAL COMMON STOCKS	1,876,799,008
		(Cost $1,520,921,546)

PURCHASED OPTIONS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
100,000		Medivation, Inc	63,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	63,000

SOFTWARE & SERVICES - 0.0%
300,000		Fortinet, Inc	102,000
		TOTAL SOFTWARE & SERVICES	102,000

		TOTAL PURCHASED OPTIONS	165,000
		(Cost $601,000)
34

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 3.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.8%
70,979,570	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$70,979,570
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	70,979,570
		TOTAL SHORT-TERM INVESTMENTS	70,979,570
		(Cost $70,979,570)

		TOTAL INVESTMENTS - 103.6%	1,947,943,578
		(Cost $1,592,502,116)
		OTHER ASSETS & LIABILITIES, NET - (3.6)%	(67,352,257)
		NET ASSETS - 100.0%	$1,880,591,321

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $68,702,664.
z	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
35

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.9%

AUTOMOBILES & COMPONENTS - 1.5%
259,593	e	Autoliv, Inc	$23,537,297
255,000		Lear Corp	18,444,150
147,612		Magna International, Inc - Class A (NY)	12,524,878
183,243	*	TRW Automotive Holdings Corp	13,587,469
		TOTAL AUTOMOBILES & COMPONENTS	68,093,794

BANKS - 7.5%
671,466		BankUnited	20,882,593
570,000		CIT Group, Inc	26,533,500
78,165	e	Cullen/Frost Bankers, Inc	5,785,773
350,000		East West Bancorp, Inc	11,711,000
310,466	*	Essent Group Ltd	7,792,696
2,450,000		Fifth Third Bancorp	51,499,000
865,310		First Horizon National Corp	10,176,046
3,450,000		Huntington Bancshares, Inc	31,291,500
3,280,000		Keycorp	41,852,800
231,182	e	M&T Bank Corp	25,779,105
2,750,000		Regions Financial Corp	27,967,500
1,010,000		SunTrust Banks, Inc	37,390,200
4,800,000		Synovus Financial Corp	16,080,000
1,000,000		TCF Financial Corp	16,100,000
183,243		Zions Bancorporation	5,268,236
		TOTAL BANKS	336,109,949

CAPITAL GOODS - 8.1%
100,000		AGCO Corp	5,333,000
126,601		Armstrong World Industries, Inc	7,049,144
205,000		Chicago Bridge & Iron Co NV	15,372,950
315,000		Exelis, Inc	6,170,850
244,323		Fortune Brands Home & Security, Inc	11,009,194
520,000	*	Foster Wheeler AG.	15,589,600
129,288		Hubbell, Inc (Class B)	15,091,788
215,000		Ingersoll-Rand plc	12,639,850
447,925		ITT Corp	18,342,529
795,000		KBR, Inc	24,883,500
519,187		Masco Corp	10,985,997
560,000	*,e	Navistar International Corp	17,259,200
305,000	*	Owens Corning, Inc	11,635,750
510,000		Paccar, Inc	28,560,000
55,000		Pall Corp	4,405,500
357,818		Pentair Ltd	26,596,612
36,648		Precision Castparts Corp	9,336,078
150,000		Rockwell Collins, Inc	11,334,000
155,000		SPX Corp	15,433,350
36

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

274,863		Terex Corp	$11,269,383
630,000		Textron, Inc	22,365,000
100,000		Triumph Group, Inc	6,842,000
420,000	*	USG Corp	12,852,000
274,863	*	WABCO Holdings, Inc	23,698,688
83,790		Westinghouse Air Brake Technologies Corp	6,184,540
370,000		Xylem, Inc	12,343,200
		TOTAL CAPITAL GOODS	362,583,703

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
195,000	e	ADT Corp	5,857,800
460,000		Republic Services, Inc	14,733,800
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	20,591,600

CONSUMER DURABLES & APPAREL - 2.2%
800,000	e	DR Horton, Inc	18,784,000
397,025	*	Jarden Corp	24,000,161
96,711	*	Mohawk Industries, Inc	13,750,370
844,950		Newell Rubbermaid, Inc	26,108,955
15,000	*	NVR, Inc	17,301,150
		TOTAL CONSUMER DURABLES & APPAREL	99,944,636

CONSUMER SERVICES - 1.9%
196,028	*	ARAMARK Holdings Corp	4,843,852
415,000		Darden Restaurants, Inc	20,517,600
1,374,317	*	Denny’s Corp	9,427,815
463,783	*	Extended Stay America, Inc	11,803,277
242,063	*	Hilton Worldwide Holdings, Inc	5,240,664
325,765		Interval Leisure Group, Inc	8,600,196
300,000		Marriott International, Inc (Class A)	14,790,000
325,765	*	Penn National Gaming, Inc	3,821,223
101,546		Starwood Hotels & Resorts Worldwide, Inc	7,586,502
		TOTAL CONSUMER SERVICES	86,631,129

DIVERSIFIED FINANCIALS - 4.1%
80,000	*	Affiliated Managers Group, Inc	15,939,200
489,000		Ameriprise Financial, Inc	51,657,960
570,087		Blackstone Group LP	18,670,349
252,000		Discover Financial Services	13,519,800
1,250,000	*	E*Trade Financial Corp	25,025,000
730,000		Invesco Ltd	24,272,500
286,465		Lazard Ltd (Class A)	12,249,243
453,015		Raymond James Financial, Inc	23,062,994
		TOTAL DIVERSIFIED FINANCIALS	184,397,046

ENERGY - 8.1%
402,115		Anadarko Petroleum Corp	32,446,660
645,000		Baker Hughes, Inc	36,532,800
435,507		Capital Product Partners LP	4,581,534
542,092		Consol Energy, Inc	20,247,136
155,000	*	Dresser-Rand Group, Inc	8,835,000
37

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

140,000	*	Dril-Quip, Inc	$14,078,400
300,000		Equitable Resources, Inc	27,843,000
640,000		Gibson Energy, Inc	15,561,122
130,000		Marathon Petroleum Corp	11,316,500
500,000		Nabors Industries Ltd	8,540,000
515,000		Noble Energy, Inc	32,099,950
150,000		Oceaneering International, Inc	10,222,500
100,000		Oneok, Inc	6,849,000
60,000		Pioneer Natural Resources Co	10,159,200
315,584		Questar Market Resources, Inc	9,748,390
740,000	*	Rowan Cos plc	23,213,800
150,000		SemGroup Corp	9,264,000
1,600,000		Talisman Energy, Inc (Toronto)	17,224,691
145,000		Targa Resources Investments, Inc	13,092,050
460,000		Tesoro Corp	23,699,200
245,000		Valero Energy Corp	12,519,500
480,000	*	Weatherford International Ltd	6,499,200
190,000		Williams Cos, Inc	7,693,100
		TOTAL ENERGY	362,266,733

FOOD & STAPLES RETAILING - 0.5%
277,554		Kroger Co	10,019,699
1,832,421	*	Rite Aid Corp	10,169,937
		TOTAL FOOD & STAPLES RETAILING	20,189,636

FOOD, BEVERAGE & TOBACCO - 2.1%
260,000		ConAgra Foods, Inc	8,265,400
245,000		Ingredion, Inc	15,263,500
350,000		Reynolds American, Inc	16,975,000
97,000		Sanderson Farms, Inc	7,211,950
1,220,000		Tyson Foods, Inc (Class A)	45,628,000
		TOTAL FOOD, BEVERAGE & TOBACCO	93,343,850

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
810,000	*	Allscripts Healthcare Solutions, Inc	13,413,600
2,630,000	*	Boston Scientific Corp	35,583,900
280,000		Cardinal Health, Inc	19,045,600
950,000	*	CareFusion Corp	38,731,500
435,200		Cigna Corp	37,562,112
260,000		Healthsouth Corp	8,091,200
1,225,000	*	Hologic, Inc	26,166,000
240,000		Humana, Inc	23,352,000
468,286		Omnicare, Inc	29,249,143
230,000	*	Tenet Healthcare Corp	10,582,300
260,000		Universal Health Services, Inc (Class B)	21,325,200
420,000		Zimmer Holdings, Inc	39,467,400
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	302,569,955

INSURANCE - 7.5%
325,000		ACE Ltd	30,488,250
350,000		Aon plc	28,161,000
285,043	*	Arch Capital Group Ltd	15,338,164
38

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

205,000		Assurant, Inc	$13,396,750
340,000		Axis Capital Holdings Ltd	15,306,800
127,000		Everest Re Group Ltd	18,384,520
44,148		Fidelity National Title Group, Inc (Class A)	1,392,428
1,350,000		Hartford Financial Services Group, Inc	44,887,500
1,096,560	*	Hilltop Holdings, Inc	26,087,162
630,000		Marsh & McLennan Cos, Inc	28,797,300
200,000		PartnerRe Ltd	19,634,000
432,655		Principal Financial Group	18,850,778
280,000		Progressive Corp	6,507,200
175,000		RenaissanceRe Holdings Ltd	15,874,250
390,204		UnumProvident Corp	12,564,569
285,043		Validus Holdings Ltd	10,238,745
1,035,000		XL Capital Ltd	29,745,900
		TOTAL INSURANCE	335,655,316

MATERIALS - 5.8%
185,000		Albemarle Corp	11,873,300
220,000		Ashland, Inc	20,418,200
205,000		Celanese Corp (Series A)	10,381,200
650,000	e	Cliffs Natural Resources, Inc	12,558,000
300,000	*	Crown Holdings, Inc	12,330,000
239,233		Cytec Industries, Inc	21,523,793
167,000		Eastman Chemical Co	13,019,320
500,000	*	Louisiana-Pacific Corp	8,765,000
447,925		MeadWestvaco Corp	16,156,655
570,000		Nucor Corp	27,559,500
540,000	*	Owens-Illinois, Inc	17,301,600
155,000		Schweitzer-Mauduit International, Inc	7,150,150
565,000	e	United States Steel Corp	14,752,150
147,612		Westlake Chemical Corp	17,940,762
493,735	*	WR Grace & Co	46,569,085
		TOTAL MATERIALS	258,298,715

MEDIA - 2.4%
35,000		CBS Corp (Class B)	2,055,200
875,000		DISH Network Corp (Class A)	49,332,500
1,530,000		Interpublic Group of Cos, Inc	24,969,600
203,602	*	Madison Square Garden, Inc	11,815,024
270,000	*	Tribune Co	20,115,000
		TOTAL MEDIA	108,287,324

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.8%
61,000	*	Actavis plc	11,527,780
640,000		Agilent Technologies, Inc	37,216,000
618,418	*	Biovitrum AB	7,047,659
223,963	*	Bruker BioSciences Corp	4,557,647
87,000		Lonza Group AG.	8,726,659
390,000	*	Mylan Laboratories, Inc	17,709,900
335,944		PerkinElmer, Inc	14,647,158
355,000		Questcor Pharmaceuticals, Inc	23,788,550
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	125,221,353
39

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 8.9%
356,304		American Assets Trust, Inc	$11,925,495
215,000		AvalonBay Communities, Inc	26,552,500
287,000		Boston Properties, Inc	31,021,830
325,765		Gaming and Leisure Properties, Inc	11,304,046
1,099,173		General Growth Properties, Inc	22,137,344
1,445,577		Host Marriott Corp	26,584,161
381,755		Kilroy Realty Corp	20,156,664
768,600		Kimco Realty Corp	16,071,426
240,000		Macerich Co	13,584,000
580,000		Mack-Cali Realty Corp	11,733,400
1,750,000		MFA Mortgage Investments, Inc	12,757,500
510,000		Pennsylvania Real Estate Investment Trust	9,511,500
940,000		Prologis, Inc	36,434,400
135,000		Regency Centers Corp	6,498,900
303,368		SL Green Realty Corp	28,446,817
1,000,000		Starwood Property Trust, Inc	30,200,000
260,000		Tanger Factory Outlet Centers, Inc	8,678,800
104,855		Taubman Centers, Inc	6,817,672
1,040,000		Two Harbors Investment Corp	10,223,200
453,015		Vornado Realty Trust	41,600,367
660,000		Weingarten Realty Investors	19,133,400
		TOTAL REAL ESTATE	401,373,422

RETAILING - 2.8%
505,000	*	Ann Taylor Stores Corp	16,331,700
790,000		Best Buy Co, Inc	18,596,600
1,230,000	*	Liberty Interactive Corp	32,853,300
445,000		Macy’s, Inc	23,674,000
183,243		Signet Jewelers Ltd	14,576,981
1,525,000		Staples, Inc	20,069,000
		TOTAL RETAILING	126,101,581

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
291,000		Analog Devices, Inc	14,046,570
1,075,000		Applied Materials, Inc	18,081,500
360,000		Avago Technologies Ltd	19,670,400
1,270,000	*	Fairchild Semiconductor International, Inc	16,205,200
620,000	*,e	Freescale Semiconductor Holdings Ltd	11,240,600
380,000	*	Lam Research Corp	19,231,800
1,277,535		Marvell Technology Group Ltd	19,073,597
1,883,322	*	Micron Technology, Inc	43,391,739
800,000		Nvidia Corp	12,560,000
400,000	*	NXP Semiconductors NV	19,340,000
1,240,000	*	ON Semiconductor Corp	10,366,400
590,000	*	Teradyne, Inc	11,097,900
250,000		Xilinx, Inc	11,605,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	225,910,706

SOFTWARE & SERVICES - 2.4%
41,000	*	Alliance Data Systems Corp	9,826,060
40

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

620,000		CA, Inc	$19,889,600
1,119,814		EarthLink Holdings Corp	4,859,993
700,000		Western Union Co	10,780,000
3,500,000		Xerox Corp	37,975,000
615,898	*	Yahoo!, Inc	22,184,646
		TOTAL SOFTWARE & SERVICES	105,515,299

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
434,386	*	Arrow Electronics, Inc	22,318,753
1,018,012	*	Brocade Communications Systems, Inc	9,508,232
480,000	*,e	Ciena Corp	11,198,400
1,450,000	*	JDS Uniphase Corp	19,270,500
590,000	*	Juniper Networks, Inc	15,699,900
410,000		NetApp, Inc	17,359,400
150,000		SanDisk Corp	10,432,500
535,000		Seagate Technology, Inc	28,280,100
600,000		Tyco Electronics Ltd	33,906,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	167,973,785

TELECOMMUNICATION SERVICES - 0.6%
410,000	*	Level 3 Communications, Inc	13,161,000
480,000		Telephone & Data Systems, Inc	12,969,600
		TOTAL TELECOMMUNICATION SERVICES	26,130,600

TRANSPORTATION - 2.6%
130,000		Alaska Air Group, Inc	10,279,100
480,000	*,e	American Airlines Group, Inc	16,104,000
232,946		Costamare, Inc	4,575,059
407,205		CSX Corp	10,957,887
1,090,000		Delta Air Lines, Inc	33,364,900
525,000	*	Diana Shipping, Inc	6,410,250
447,925	*	Hertz Global Holdings, Inc	11,655,009
101,802		Kansas City Southern Industries, Inc	10,749,273
240,000	*	UAL Corp	11,001,600
		TOTAL TRANSPORTATION	115,097,078

UTILITIES - 10.2%
359,000		American Water Works Co, Inc	15,282,630
820,000	*	Calpine Corp	15,563,600
1,401,803		Centerpoint Energy, Inc	32,802,190
850,000		CMS Energy Corp	23,621,500
470,000		DTE Energy Co	32,063,400
870,000		Edison International	41,899,200
167,972		National Fuel Gas Co	12,658,370
775,057		NiSource, Inc	26,638,709
335,159		Northeast Utilities	14,679,964
381,755		NorthWestern Corp	17,259,144
610,807		NRG Energy, Inc	17,010,975
730,000		OGE Energy Corp	24,871,100
311,593		PG&E Corp	13,133,645
1,180,000		PPL Corp	36,072,600
910,000		Public Service Enterprise Group, Inc	30,339,400
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES	COMPANY	VALUE

366,484	Questar Corp	$8,546,407
570,000	Sempra Energy	52,844,700
310,000	UIL Holdings Corp	11,987,700
1,070,000	Xcel Energy, Inc	30,933,700
	TOTAL UTILITIES	458,208,934

	TOTAL COMMON STOCKS	4,390,496,144
	(Cost $3,214,005,351)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.3%
GOVERNMENT AGENCY DEBT - 0.5%
$5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.045%	02/20/14	4,999,881
20,000,000		FHLMC	0.035	02/24/14	19,999,553
		TOTAL GOVERNMENT AGENCY DEBT			24,999,434

TREASURY DEBT - 0.9%
10,000,000		United States Treasury Bill	0.053	03/13/14	9,999,411
30,000,000		United States Treasury Bill	0.036	03/27/14	29,998,380
		TOTAL TREASURY DEBT			39,997,791

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%
128,807,359	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			128,807,359
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			128,807,359
		TOTAL SHORT-TERM INVESTMENTS			193,804,584
		(Cost $193,804,584)

		TOTAL INVESTMENTS - 102.2%			4,584,300,728
		(Cost $3,407,809,935)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(96,743,403)
		NET ASSETS - 100.0%			$4,487,557,325

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $125,273,567.
42

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.0%
202,630		Superior Industries International, Inc	$3,689,893
378,574	*	Tenneco, Inc	21,518,146
		TOTAL AUTOMOBILES & COMPONENTS	25,208,039

BANKS - 8.2%
383,912		Boston Private Financial Holdings, Inc	4,718,279
749,911		Brookline Bancorp, Inc	6,674,208
936,620		Capitol Federal Financial	11,211,341
343,851		Cathay General Bancorp	8,080,499
283,005		Columbia Banking System, Inc	7,389,261
180,842		Community Bank System, Inc	6,437,975
903,511		FirstMerit Corp	18,386,449
618,161		Home Loan Servicing Solutions Ltd	12,684,664
1,008,879		National Penn Bancshares, Inc	10,472,164
422,742		Oritani Financial Corp	6,653,959
376,100		PrivateBancorp, Inc	10,752,699
330,052		Prosperity Bancshares, Inc	20,648,053
664,445		Provident Financial Services, Inc	11,508,187
690,970	e	Radian Group, Inc	10,281,634
1,000,400		Susquehanna Bancshares, Inc	10,834,332
153,288	*	SVB Financial Group	17,203,512
602,808	e	Umpqua Holdings Corp	10,585,308
232,380		Webster Financial Corp	7,050,409
180,810		Wintrust Financial Corp	7,924,902
		TOTAL BANKS	199,497,835

CAPITAL GOODS - 10.3%
188,930		Acuity Brands, Inc	24,001,667
131,519		Alliant Techsystems, Inc	18,899,280
140,574	*	American Woodmark Corp	4,935,553
45,269		Ampco-Pittsburgh Corp	806,241
261,300		Applied Industrial Technologies, Inc	13,206,102
230,751		Brady Corp (Class A)	6,313,348
343,470		Comfort Systems USA, Inc	5,852,729
110,485		Cubic Corp	5,472,322
226,889		Curtiss-Wright Corp	13,935,522
65,293	*	DXP Enterprises, Inc	6,270,740
125,210	*	Dycom Industries, Inc	3,484,594
206,593		EnerSys	14,060,720
837,570		Exelis, Inc	16,407,996
46,580		Graco, Inc	3,236,844
173,467		Huntington Ingalls	16,482,834
97,851		Kadant, Inc	3,513,830
96,520		LB Foster Co (Class A)	4,156,151
43

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

37,839	*	Moog, Inc (Class A)	$2,272,610
140,200		Mueller Industries, Inc	8,726,048
129,869	*	NCI Building Systems, Inc	2,394,784
312,054		Pike Electric Corp	3,289,049
142,003	*,e	Proto Labs, Inc	11,269,358
713,800	*	Taser International, Inc	11,463,628
172,500	*	Teledyne Technologies, Inc	15,847,575
166,880	*	Trex Co, Inc	11,736,671
160,470	*	WABCO Holdings, Inc	13,835,724
69,400		Watsco, Inc	6,566,628
		TOTAL CAPITAL GOODS	248,438,548

COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
73,078	*	Advisory Board Co	4,626,568
253,360		Brink’s Co	8,016,310
114,607		Exponent, Inc	8,276,917
372,986	*	Korn/Ferry International	8,750,252
327,301		Rollins, Inc	9,432,815
636,046	*	RPX Corp	10,316,666
411,335	*	TrueBlue, Inc	10,090,048
172,418		Viad Corp	4,532,869
293,230	*	WageWorks, Inc	18,235,974
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	82,278,419

CONSUMER DURABLES & APPAREL - 2.6%
390,679	*,e	Beazer Homes USA, Inc	8,794,184
410,850		Brunswick Corp	17,033,841
434,373	*	CROCS, Inc	6,667,626
374,100		La-Z-Boy, Inc	10,070,772
649,900	*	Standard-Pacific Corp	5,719,120
333,994	*	Steven Madden Ltd	10,884,864
225,300	*	Tumi Holdings, Inc	4,512,759
		TOTAL CONSUMER DURABLES & APPAREL	63,683,166

CONSUMER SERVICES - 3.2%
493,400		Hillenbrand, Inc	13,356,338
204,149	*	Hyatt Hotels Corp	9,756,281
261,755	*	Marriott Vacations Worldwide Corp	12,532,829
261,260	*	Multimedia Games, Inc	8,297,618
401,219	*	Orient-Express Hotels Ltd (Class A)	5,681,261
190,664		Papa John’s International, Inc	9,176,658
711,687		Service Corp International	12,596,860
253,000		Texas Roadhouse, Inc (Class A)	6,135,250
		TOTAL CONSUMER SERVICES	77,533,095

DIVERSIFIED FINANCIALS - 2.8%
1,884,204		Apollo Investment Corp	15,902,682
115,322		Financial Engines, Inc	7,025,416
47,607		Friedman Billings Ramsey Group, Inc (Class A)	1,249,684
159,039	e	FXCM, Inc	2,725,928
385,400	*,e	GSV Capital Corp	5,145,090
142,490		MarketAxess Holdings, Inc	8,939,823
44

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

231,300	*	Portfolio Recovery Associates, Inc	$11,615,886
248,760	e	Prospect Capital Corp	2,704,021
546,413		TCP Capital Corp	9,463,873
240,780	*	WisdomTree Investments, Inc	3,399,814
		TOTAL DIVERSIFIED FINANCIALS	68,172,217

ENERGY - 5.3%
255,443	e	Alon USA Energy, Inc	4,013,010
851,600	*,e	Alpha Natural Resources, Inc	4,837,088
771,800	e	Arch Coal, Inc	3,272,432
227,522		Bristow Group, Inc	16,333,804
268,070		Comstock Resources, Inc	4,597,400
359,402		Delek US Holdings, Inc	10,889,881
117,713		Energy XXI Bermuda Ltd	2,701,513
244,800	e	Green Plains Renewable Energy, Inc	5,454,144
1,510,117	*,e	Penn Virginia Corp	18,106,303
434,299	*,e	Renewable Energy Group, Inc	4,347,333
170,000	e	RPC, Inc	2,895,100
266,884	*	Stone Energy Corp	8,260,060
54,972	*,e	Swift Energy Co	680,553
198,462		Targa Resources Investments, Inc	17,919,134
985,676	*	Vaalco Energy, Inc	5,933,770
276,067		W&T Offshore, Inc	3,953,279
240,700	e	Western Refining, Inc	9,413,777
657,400	*	Willbros Group, Inc	5,489,290
		TOTAL ENERGY	129,097,871

FOOD & STAPLES RETAILING - 0.7%
2,645,200	*	Rite Aid Corp	14,680,860
45,532		Weis Markets, Inc	2,241,085
		TOTAL FOOD & STAPLES RETAILING	16,921,945

FOOD, BEVERAGE & TOBACCO - 2.1%
139,066	*,e	Annie’s, Inc	5,579,328
31,490	*,e	Boston Beer Co, Inc (Class A)	6,559,682
452,000	*	Darling International, Inc	8,841,120
124,190	*,e	Diamond Foods, Inc	3,273,648
192,650		Fresh Del Monte Produce, Inc	5,097,519
90,963		J&J Snack Foods Corp	8,013,840
171,265		Sanderson Farms, Inc	12,733,553
		TOTAL FOOD, BEVERAGE & TOBACCO	50,098,690

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
233,270	*	Align Technology, Inc	13,860,903
515,146	*	AMN Healthcare Services, Inc	7,783,856
62,833		Analogic Corp	6,009,976
165,918	*	Arthrocare Corp	7,529,359
136,341		Cantel Medical Corp	4,322,010
132,804		Computer Programs & Systems, Inc	8,873,963
246,519	*	Cyberonics, Inc	16,467,469
235,613	*	Cynosure, Inc (Class A)	6,321,497
113,404	*	HealthStream, Inc	3,290,984
45

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

87,300	*	ICU Medical, Inc	$5,631,723
222,498		Masimo Corp	6,508,066
315,848	*	Medidata Solutions, Inc	19,930,009
66,738	*	MWI Veterinary Supply, Inc	12,430,620
222,490	*	NuVasive, Inc	8,330,026
243,916	*	Omnicell, Inc	6,297,911
377,400	*	Team Health Holdings, Inc	16,288,584
320,074	*	Thoratec Corp	11,183,386
187,633	*	WellCare Health Plans, Inc	12,216,785
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	173,277,127

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
141,462		Inter Parfums, Inc	4,603,174
308,070	*	Medifast, Inc	8,173,097
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	12,776,271

INSURANCE - 2.8%
176,300	*	AMBAC Financial Group, Inc	4,132,472
149,600	e	Amtrust Financial Services, Inc	4,829,088
89,763		Conseco, Inc	1,520,585
209,850		Employers Holdings, Inc	5,156,014
261,851		First American Financial Corp	6,787,178
287,368	e	HCI Group, Inc	12,221,761
250,270		Platinum Underwriters Holdings Ltd	14,225,347
70,000	e	RenaissanceRe Holdings Ltd	6,349,700
473,202	*	Third Point Reinsurance Ltd	7,557,036
525,200		Universal Insurance Holdings, Inc	5,855,980
		TOTAL INSURANCE	68,635,161

MATERIALS - 5.1%
173,300		A. Schulman, Inc	5,887,001
141,658		Aptargroup, Inc	9,037,780
98,200		Avery Dennison Corp	4,838,314
200,984	*	Boise Cascade Co	6,128,002
463,680	*	Coeur d’Alene Mines Corp	4,706,352
413,381		Globe Specialty Metals, Inc	7,225,900
245,340		Minerals Technologies, Inc	12,679,171
396,669		Myers Industries, Inc	7,596,211
235,599	*	OM Group, Inc	7,619,272
70,938		Quaker Chemical Corp	4,902,525
508,940	*,e	Resolute Forest Products	9,822,542
196,105	*	RTI International Metals, Inc	6,102,787
275,729		Schnitzer Steel Industries, Inc (Class A)	7,284,760
186,021		Schweitzer-Mauduit International, Inc	8,581,149
408,055	*	Stillwater Mining Co	5,117,010
194,670	*	SunCoke Energy, Inc	4,317,781
272,157		Worthington Industries, Inc	11,033,245
		TOTAL MATERIALS	122,879,802

MEDIA - 2.8%
99,270	*	AMC Entertainment Holdings, Inc	2,121,400
295,440		Cinemark Holdings, Inc	8,659,346
46

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

389,090	*,e	Digital Generation, Inc	$5,252,715
399,577	*	EW Scripps Co (Class A)	7,356,213
535,861	*	Journal Communications, Inc (Class A)	4,270,812
264,767	*	Lamar Advertising Co (Class A)	12,883,562
976,380	*	Live Nation, Inc	20,767,603
125,640	*	Madison Square Garden, Inc	7,290,889
		TOTAL MEDIA	68,602,540

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
238,900	*,e	Acadia Pharmaceuticals, Inc	5,566,370
45,685	*	Acceleron Pharma, Inc	2,117,500
322,900	*	Acorda Therapeutics, Inc	9,477,115
636,648	*,e	Affymetrix, Inc	5,978,125
52,700	*	Alnylam Pharmaceuticals, Inc	4,408,882
151,979	*	AMAG Pharmaceuticals, Inc	3,262,989
575,300	*,e	Arena Pharmaceuticals, Inc	3,647,402
874,090	*	Array Biopharma, Inc	4,204,373
289,900	*	Auxilium Pharmaceuticals, Inc	7,415,642
81,200	*	Celldex Therapeutics, Inc	2,093,336
211,404	*,e	Cepheid, Inc	11,174,815
95,657	*	Clovis Oncology, Inc	6,220,575
105,690	*	Cytokinetics, Inc	819,097
373,763	*	Depomed, Inc	4,485,156
53,390	*,e	Epizyme, Inc	1,623,056
151,400	*	Exelixis, Inc	1,041,632
221,589	*,e	Genomic Health, Inc	6,674,261
269,603	*	Impax Laboratories, Inc	6,238,613
100,093	*	Insys Therapeutics, Inc	5,888,471
6,000	*	Intercept Pharmaceuticals, Inc	1,805,280
135,600	*	InterMune, Inc	1,810,260
101,770	*,e	Isis Pharmaceuticals, Inc	5,196,376
376,323	*	Medicines Co	13,080,988
258,519	*	NPS Pharmaceuticals, Inc	9,249,810
671,231	*,e	Orexigen Therapeutics, Inc	4,564,371
327,600	*	Parexel International Corp	15,990,156
497,860	e	PDL BioPharma, Inc	4,530,526
25,299		Questcor Pharmaceuticals, Inc	1,695,286
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	150,260,463

REAL ESTATE - 7.5%
309,696		Chesapeake Lodging Trust	7,541,098
1,123,172		Cousins Properties, Inc	12,074,099
801,144		CubeSmart	13,202,853
636,020		DuPont Fabros Technology, Inc	16,530,160
182,570		EastGroup Properties, Inc	10,833,704
317,442		Extra Space Storage, Inc	14,494,402
179,263		LTC Properties, Inc	6,803,031
1,128,900		New Residential Investment Corp	7,168,515
148,740		Omega Healthcare Investors, Inc	4,750,756
117,308		PS Business Parks, Inc	9,216,889
934,677		RAIT Investment Trust	7,888,674
471,900		Retail Opportunities Investment Corp	6,823,674
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

632,307		RLJ Lodging Trust	$15,795,029
93,629		Saul Centers, Inc	4,363,111
204,904		Sovran Self Storage, Inc	13,915,031
1,078,104	*	Strategic Hotels & Resorts, Inc	10,037,148
256,588		Sun Communities, Inc	11,995,489
555,579		Sunstone Hotel Investors, Inc	7,128,078
		TOTAL REAL ESTATE	180,561,741

RETAILING - 3.8%
102,150	*	Ann Taylor Stores Corp	3,303,531
179,700	*	Barnes & Noble, Inc	2,422,356
281,190		Big 5 Sporting Goods Corp	4,825,220
239,315	*	Children’s Place Retail Stores, Inc	12,604,721
832,512	*	Christopher & Banks Corp	5,944,136
204,600		Finish Line, Inc (Class A)	5,247,990
155,239	*,e	Five Below, Inc	5,689,509
161,247	*	HomeAway, Inc	6,588,553
240,277	*	Kirkland’s, Inc	4,524,416
773,953	*	Orbitz Worldwide, Inc	5,572,462
175,099	*,e	Overstock.com, Inc	3,687,585
332,111		Penske Auto Group, Inc	14,250,883
395,800		Pier 1 Imports, Inc	7,563,738
764,700	*,e	RadioShack Corp	1,835,280
251,059	*,e	RetailMeNot, Inc	8,889,999
		TOTAL RETAILING	92,950,379

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
386,456	*	Advanced Energy Industries, Inc	10,550,249
205,700	*,e	Ambarella, Inc	6,588,571
175,665	*	ATMI, Inc	4,862,407
423,621	*	Cavium Networks, Inc	15,745,992
1,473,360	*	Entropic Communications, Inc	6,143,911
83,889	*	Hittite Microwave Corp	4,811,034
739,981	*	Integrated Device Technology, Inc	7,140,817
1,730,622	*	Lattice Semiconductor Corp	10,002,995
1,122,783	*	Rambus, Inc	10,003,997
1,204,666	*	Silicon Image, Inc	6,734,083
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	82,584,056

SOFTWARE & SERVICES - 9.4%
475,095	*	Aspen Technology, Inc	21,650,079
225,924	*	Commvault Systems, Inc	15,604,571
260,937	*	Datalink Corp	3,791,415
242,400	*	Demandware, Inc	15,436,032
137,843		DST Systems, Inc	12,543,713
112,133		Forrester Research, Inc	4,209,473
234,000	*	Gigamon, Inc	7,127,640
421,237	*	Infoblox, Inc	14,776,994
344,735	*	LogMeIn, Inc	11,707,201
560,140	*	Manhattan Associates, Inc	18,887,921
308,630	*	Marketo, Inc	12,635,312
416,282		MAXIMUS, Inc	17,637,868
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

591,300	*	Monster Worldwide, Inc	$3,618,756
155,528	*	PROS Holdings, Inc	5,911,619
115,245	*	Rally Software Development Corp	2,454,718
9,081	*	Responsys, Inc	245,278
110,800	*	Seachange International, Inc	1,325,168
139,274	*	Syntel, Inc	11,733,834
1,151,154	*	TiVo, Inc	14,262,798
99,357	*	Virtusa Corp	3,405,958
311,342	*,e	WebMD Health Corp (Class A)	14,913,282
125,578	*	Wix.com Ltd	3,599,065
384,833	*	Xoom Corp	10,540,576
		TOTAL SOFTWARE & SERVICES	228,019,271

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
433,569	e	Alliance Fiber Optic Products, Inc	6,828,712
697,400	*	ARRIS Group, Inc	18,062,660
371,300	*,e	Aruba Networks, Inc	7,318,323
343,160	*	Benchmark Electronics, Inc	7,800,027
618,500	*	Calix Networks, Inc	4,904,705
204,000	*	Electronics for Imaging, Inc	8,643,480
853,765	*	Extreme Networks, Inc	6,249,560
348,700	*	Finisar Corp	8,267,677
558,663	*	Immersion Corp	6,536,357
143,398	*,e	InvenSense, Inc	2,823,506
187,800		Lexmark International, Inc (Class A)	7,359,882
198,758	*	Plexus Corp	7,771,438
1,213,324	*	QLogic Corp	14,038,159
215,335	*	Sanmina Corp	3,600,401
1,378,640	*	Sonus Networks, Inc	4,135,920
261,112	*,e	Synaptics, Inc	15,238,496
146,045	e	Ubiquiti Networks, Inc	6,017,054
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	135,596,357

TELECOMMUNICATION SERVICES - 0.6%
990,550	*	8x8, Inc	10,044,177
404,430	*	Premiere Global Services, Inc	4,408,287
		TOTAL TELECOMMUNICATION SERVICES	14,452,464

TRANSPORTATION - 2.1%
31,058		Amerco, Inc	6,917,548
484,281		Arkansas Best Corp	16,605,996
289,046		Matson, Inc	6,916,871
715,099	*	Republic Airways Holdings, Inc	7,015,121
602,990	*,e	Swift Transportation Co, Inc	13,145,182
		TOTAL TRANSPORTATION	50,600,718

UTILITIES - 2.8%
337,960		American States Water Co	9,598,064
405,703		Avista Corp	11,696,417
201,489		Black Hills Corp	11,047,642
264,064		Empire District Electric Co	6,060,269
25,000	e	iShares Micro-Cap ETF	1,868,000
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES	COMPANY	VALUE

229,589	New Jersey Resources Corp	$10,469,258
204,180	NorthWestern Corp	9,230,978
151,711	Southwest Gas Corp	8,151,432
	TOTAL UTILITIES	68,122,060

	TOTAL COMMON STOCKS	2,410,248,235
	(Cost $1,925,490,010)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 11.0%
TREASURY DEBT - 0.2%
$3,800,000	d	United States Treasury Bill	0.053%	03/13/14	3,799,776
		TOTAL TREASURY DEBT			3,799,776

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 10.8%
262,234,790	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			262,234,790
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			262,234,790
		TOTAL SHORT-TERM INVESTMENTS			266,034,566
		(Cost $266,034,566)

		TOTAL INVESTMENTS - 110.4%			2,676,282,801
		(Cost $2,191,524,576)
		OTHER ASSETS & LIABILITIES, NET - (10.4)%			(253,063,018)
		NET ASSETS - 100.0%			$2,423,219,783

Abbreviation(s):
ETF Exchange Traded Fund

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $254,799,460.
50

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.6%
130	e	Autoliv, Inc	$11,787
19,676		BorgWarner, Inc	1,056,601
7,000		Delphi Automotive plc	426,230
812,871		Ford Motor Co	12,160,550
70,343		Harley-Davidson, Inc	4,339,460
215,444		Johnson Controls, Inc	9,936,277
8,602	*	Modine Manufacturing Co	112,686
26,269	*	Tenneco, Inc	1,493,130
2,340	*,e	Tesla Motors, Inc	424,500
		TOTAL AUTOMOBILES & COMPONENTS	29,961,221

BANKS - 3.6%
13,100		Associated Banc-Corp	215,757
4,424		Astoria Financial Corp	58,574
6,558		Bank of Hawaii Corp	372,363
293,796		BB&T Corp	10,990,908
5,200		Boston Private Financial Holdings, Inc	63,908
12,500		CapitalSource, Inc	171,625
1,470		Capitol Federal Financial	17,596
1,120		Cardinal Financial Corp	19,096
690		Cathay General Bancorp	16,215
3,446		Centerstate Banks of Florida, Inc	37,906
2,810		CIT Group, Inc	130,806
440		Columbia Banking System, Inc	11,488
44,810		Comerica, Inc	2,052,298
254		Commerce Bancshares, Inc	11,041
797		Community Bank System, Inc	28,373
2,109	e	Cullen/Frost Bankers, Inc	156,108
2,540		East West Bancorp, Inc	84,988
715		Federal Agricultural Mortgage Corp (Class C)	21,908
2,880		First Commonwealth Financial Corp	23,645
1,352		First Interstate Bancsystem, Inc	34,692
910		First Merchants Corp	19,192
3,680		First Midwest Bancorp, Inc	58,770
574		First Niagara Financial Group, Inc	4,959
16,679	*	Flagstar Bancorp, Inc	348,091
201		Flushing Financial Corp	4,129
1,130		FNB Corp	13,379
540		Glacier Bancorp, Inc	14,272
1,279		Hancock Holding Co	44,253
63,350		Huntington Bancshares, Inc	574,585
483,751		Keycorp	6,172,663
3,900		Lakeland Bancorp, Inc	43,953
81,910	e	M&T Bank Corp	9,133,784
51

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14,980	*	MGIC Investment Corp	$127,180
1,360		National Penn Bancshares, Inc	14,117
310		NBT Bancorp, Inc	7,452
40,135	e	New York Community Bancorp, Inc	649,786
2,082		Northfield Bancorp, Inc	25,879
3,640		Old National Bancorp	50,960
1,877	e	PacWest Bancorp	75,287
2,510		Peoples Bancorp, Inc	56,601
982	e	People’s United Financial, Inc	13,954
510		Pinnacle Financial Partners, Inc	16,646
151,408		PNC Financial Services Group, Inc	12,094,471
43,931	*	Popular, Inc	1,159,778
5,210		PrivateBancorp, Inc	148,954
11,168		Provident Financial Services, Inc	193,430
203,620	e	Radian Group, Inc	3,029,866
1,440	*	Signature Bank	175,766
5,007		Susquehanna Bancshares, Inc	54,226
6,870	*	SVB Financial Group	771,020
429		TCF Financial Corp	6,907
870	*	Texas Capital Bancshares, Inc	51,739
350		Trustmark Corp	8,316
650	e	Umpqua Holdings Corp	11,414
1,980	e	United Bankshares, Inc	59,182
368,904		US Bancorp	14,656,556
3,230		Webster Financial Corp	97,998
513	e	Westamerica Bancorporation	25,322
1,160	*	Western Alliance Bancorp	26,007
5,660		Wilshire Bancorp, Inc	56,374
230		Wintrust Financial Corp	10,081
10,315		Zions Bancorporation	296,556
		TOTAL BANKS	64,923,150

CAPITAL GOODS - 7.7%
123,025		3M Co	15,770,575
5,778		A.O. Smith Corp	272,837
589		Aceto Corp	12,557
1,450		Acuity Brands, Inc	184,208
2,117	*	Aerovironment, Inc	63,129
137,819		Ametek, Inc	6,811,015
286		Applied Industrial Technologies, Inc	14,454
12,937	*	ArvinMeritor, Inc	142,048
2,565		Astec Industries, Inc	95,418
29,970		Barnes Group, Inc	1,122,077
419	*	Beacon Roofing Supply, Inc	15,834
8,750		Briggs & Stratton Corp	184,362
16,964	*	Builders FirstSource, Inc	136,560
1,630	*	Chart Industries, Inc	139,267
3,098		Clarcor, Inc	171,691
3,420	*	Colfax Corp	206,055
62,930		Cummins, Inc	7,990,851
158,962		Danaher Corp	11,825,183
121,184		Deere & Co	10,416,977
52

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

18,591		Dover Corp	$1,609,237
104,041		Eaton Corp	7,604,357
1,365		EMCOR Group, Inc	58,026
185,555		Emerson Electric Co	12,235,497
1,790		EnerSys	121,827
600	*	Esterline Technologies Corp	61,770
50,373	e	Fastenal Co	2,212,886
5,388		Fluor Corp	409,272
3,293		Fortune Brands Home & Security, Inc	148,383
300		GATX Corp	17,370
16,191		Graco, Inc	1,125,113
245		Granite Construction, Inc	8,156
1,410		H&E Equipment Services, Inc	42,695
1,137		Heico Corp	60,511
4,430	*	Hexcel Corp	184,642
3,902		Houston Wire & Cable Co	51,623
135,102		Illinois Tool Works, Inc	10,655,495
38,922		Ingersoll-Rand plc	2,288,224
500	*	Jacobs Engineering Group, Inc	30,355
880	e	Joy Global, Inc	46,455
246		Kadant, Inc	8,834
1,785	*	Layne Christensen Co	30,274
7,720		Lincoln Electric Holdings, Inc	534,224
137,219		Masco Corp	2,903,554
149	*	Middleby Corp	36,740
2,279		MSC Industrial Direct Co (Class A)	191,482
415	*	MYR Group, Inc	10,404
39,362		Nordson Corp	2,728,574
45,734	*	Owens Corning, Inc	1,744,752
82,292		Paccar, Inc	4,608,352
10,326		Pall Corp	827,113
11,759		Parker Hannifin Corp	1,333,118
32,920		Pentair Ltd	2,446,944
2,753		Pike Electric Corp	29,017
10,719	*,e	Polypore International, Inc	355,335
44,778		Precision Castparts Corp	11,407,195
29,353	*	Quanta Services, Inc	914,933
29,443		Rockwell Automation, Inc	3,381,234
8,094		Rockwell Collins, Inc	611,583
12,415		Roper Industries, Inc	1,703,835
2,611	*	Rush Enterprises, Inc (Class A)	72,168
4,718		Snap-On, Inc	472,508
60,882	*	Spirit Aerosystems Holdings, Inc (Class A)	2,064,509
2,702	e	TAL International Group, Inc	116,267
29,991		Tennant Co	1,923,323
4,793		Timken Co	269,990
9,840	*	United Rentals, Inc	796,450
1,160		Valmont Industries, Inc	169,801
1,480		W.W. Grainger, Inc	347,030
10,000	*	Wabash National Corp	137,100
9,255	*	WABCO Holdings, Inc	797,966
145		Watsco, Inc	13,720
53

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8,115	*,e	WESCO International, Inc	$673,220
18,084		Westinghouse Air Brake Technologies Corp	1,334,780
5,280		Woodward Governor Co	226,248
2,729		Xylem, Inc	91,039
		TOTAL CAPITAL GOODS	139,860,608

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
540		ABM Industries, Inc	14,396
53,553	*	ACCO Brands Corp	311,143
305		Brink’s Co	9,650
2,628	*	CBIZ, Inc	22,601
970		CDI Corp	16,606
1,690	*	Copart, Inc	57,933
1,360		Corporate Executive Board Co	99,416
650		Covanta Holding Corp	11,700
5,827		Deluxe Corp	282,901
21,668		Dun & Bradstreet Corp	2,383,480
4,720		Equifax, Inc	330,683
400		Heidrick & Struggles International, Inc	6,672
5,092		HNI Corp	174,707
2,370	*	IHS, Inc (Class A)	268,782
1,660	*	Innerworkings, Inc	12,516
5,010		Interface, Inc	104,959
34,043		Iron Mountain, Inc	899,076
1,760		Kelly Services, Inc (Class A)	42,205
590		Knoll, Inc	9,794
690	*	Korn/Ferry International	16,187
7,926		Manpower, Inc	617,435
3,562	*	Mistras Group, Inc	83,208
430	*	Mobile Mini, Inc	16,628
3,470	*	Navigant Consulting, Inc	60,968
970	*	On Assignment, Inc	28,790
3,910		R.R. Donnelley & Sons Co	72,218
2,311		Resources Connection, Inc	31,152
42,629		Robert Half International, Inc	1,781,040
4,160	*	RPX Corp	67,475
1,210		Steelcase, Inc (Class A)	17,872
10,180	*	Tetra Tech, Inc	300,412
290		United Stationers, Inc	12,015
457		Viad Corp	12,015
51,314		Waste Management, Inc	2,143,899
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,320,534

CONSUMER DURABLES & APPAREL - 1.1%
3,750	e	Blyth, Inc	35,175
5,420		Callaway Golf Co	44,281
198	e	Columbia Sportswear Co	14,721
490	e	Ethan Allen Interiors, Inc	12,368
1,690		Hanesbrands, Inc	120,227
258		Hasbro, Inc	12,673
549	*	Iconix Brand Group, Inc	20,423
2,531	*	Jarden Corp	152,999
54

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

155,677		Mattel, Inc	$5,890,818
2,300	*	Meritage Homes Corp	111,711
2,740	*	Mohawk Industries, Inc	389,573
6,980		Movado Group, Inc	263,495
5,166		Newell Rubbermaid, Inc	159,629
123,484		Nike, Inc (Class B)	8,995,809
5,260		Oxford Industries, Inc	396,972
2,360		Perry Ellis International, Inc	36,981
1,614		Phillips-Van Heusen Corp	195,084
1,356		Polaris Industries, Inc	169,771
397		Pool Corp	21,509
6,790		Ryland Group, Inc	303,106
399	*	Tempur-Pedic International, Inc	19,667
4,527		Tupperware Corp	354,736
6,576	*	Under Armour, Inc (Class A)	710,931
4,706	*	Unifi, Inc	109,132
22,364		VF Corp	1,307,176
2,945		Whirlpool Corp	392,569
		TOTAL CONSUMER DURABLES & APPAREL	20,241,536

CONSUMER SERVICES - 2.4%
1,289		Bob Evans Farms, Inc	64,772
6,640		Brinker International, Inc	321,110
2,070	*	Chipotle Mexican Grill, Inc (Class A)	1,142,557
30,577		Choice Hotels International, Inc	1,483,902
24,006		Darden Restaurants, Inc	1,186,857
320		DineEquity, Inc	24,899
5,070		Domino’s Pizza, Inc	357,993
1,850		Dunkin Brands Group, Inc	86,080
359	*	Jack in the Box, Inc	18,155
107,887		Marriott International, Inc (Class A)	5,318,829
174,185		McDonald’s Corp	16,403,001
2,000	*	MGM Mirage	48,720
725	*	Panera Bread Co (Class A)	122,576
516		Papa John’s International, Inc	24,835
9,927	*	Popeyes Louisiana Kitchen, Inc	399,562
10,200		Royal Caribbean Cruises Ltd	505,920
1,197	*	Ruby Tuesday, Inc	6,703
2,668	*	Sonic Corp	47,464
171,771		Starbucks Corp	12,216,354
40,195		Starwood Hotels & Resorts Worldwide, Inc	3,002,968
2,548	*	Strayer Education, Inc	89,078
190		Vail Resorts, Inc	12,949
2,545	e	Weight Watchers International, Inc	68,791
		TOTAL CONSUMER SERVICES	42,954,075

DIVERSIFIED FINANCIALS - 7.3%
72,725	*	American Capital Ltd	1,135,237
179,419		American Express Co	15,254,203
6,020		Ares Capital Corp	106,614
351,571		Bank of New York Mellon Corp	11,236,209
38,135		BlackRock, Inc	11,458,423
55

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,219		Calamos Asset Management, Inc (Class A)	$25,452
164,762		Capital One Financial Corp	11,633,845
430		CBOE Holdings, Inc	22,369
423,422		Charles Schwab Corp	10,509,334
93,624		CME Group, Inc	6,999,330
280	e	Cohen & Steers, Inc	10,100
194,393		Discover Financial Services	10,429,184
13,450		Evercore Partners, Inc (Class A)	751,048
186,444		Franklin Resources, Inc	9,696,952
4,600	*	Green Dot Corp	103,592
114	e	Greenhill & Co, Inc	5,922
40,584		IntercontinentalExchange Group, Inc	8,473,533
350	*	International Assets Holding Corp	6,174
153,058		Invesco Ltd	5,089,179
153	*	Investment Technology Group, Inc	2,525
17,936		Janus Capital Group, Inc	197,117
16,271		Legg Mason, Inc	689,077
7,399	e	Main Street Capital Corp	250,678
1,293		MCG Capital Corp	5,780
1,847		MVC Capital, Inc	26,320
22,954		Nasdaq Stock Market, Inc	875,695
154,906		Northern Trust Corp	9,328,439
6,610	*	PHH Corp	160,425
1,500	*	Pico Holdings, Inc	35,355
15,550		Prospect Capital Corp	169,029
3,216	*	Safeguard Scientifics, Inc	58,949
3,400		Solar Capital Ltd	75,242
154,232		State Street Corp	10,325,832
86,438		T Rowe Price Group, Inc	6,780,197
3,000		TD Ameritrade Holding Corp	93,750
4,900		Triangle Capital Corp	132,104
		TOTAL DIVERSIFIED FINANCIALS	132,153,214

ENERGY - 10.3%
95,052		Apache Corp	7,628,874
4,126	*	Atwood Oceanics, Inc	195,572
10,332		Baker Hughes, Inc	585,205
18,430	*,e	BPZ Energy, Inc	36,860
79,794	*	Cameron International Corp	4,785,246
2,638		CARBO Ceramics, Inc	303,687
5,698	*	Carrizo Oil & Gas, Inc	234,188
45,700	*	Cheniere Energy, Inc	2,008,058
28,581		Cimarex Energy Co	2,800,366
461	*	Clayton Williams Energy, Inc	31,818
66,910	*,e	Clean Energy Fuels Corp	798,236
7,670		Comstock Resources, Inc	131,541
8,230	*	Concho Resources, Inc	804,812
13,967		Contango Oil & Gas Co	586,055
43,177	e	Continental Resources, Inc	4,758,105
100		Core Laboratories NV	17,892
5,720	e	CVR Energy, Inc	212,155
2,655	*	Dawson Geophysical Co	85,942
56

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,470		Delek US Holdings, Inc	$74,841
140,855	*	Denbury Resources, Inc	2,263,540
129,865	*	Devon Energy Corp	7,690,605
1,150		Energen Corp	81,328
73,381		EOG Resources, Inc	12,125,477
93,853		Equitable Resources, Inc	8,710,497
1,665	*	Exterran Holdings, Inc	57,842
73,847	*	FMC Technologies, Inc	3,650,996
1,752	*	Geospace Technologies Corp	139,319
51,100	*	Hercules Offshore, Inc	254,478
108,973		Hess Corp	8,226,372
43,189	*	Hornbeck Offshore Services, Inc	1,844,602
11,291	*	ION Geophysical Corp	34,212
11,770	*	Key Energy Services, Inc	85,803
3,780	*	Kinder Morgan Management LLC	285,372
193,692	*	Kodiak Oil & Gas Corp	2,055,072
226,005		Marathon Oil Corp	7,410,704
117,449		Marathon Petroleum Corp	10,223,935
2,100	*	Matrix Service Co	55,188
139,626		National Oilwell Varco, Inc	10,473,346
1,625	*	Natural Gas Services Group, Inc	46,963
1,410	*	Newpark Resources, Inc	16,018
53,506		Noble Corp plc	1,660,291
128,406		Noble Energy, Inc	8,003,546
11,580	*,e	Northern Oil And Gas, Inc	168,373
7,740		Oasis Petroleum, Inc	323,609
127,120		Occidental Petroleum Corp	11,131,898
10,568		Oceaneering International, Inc	720,209
7,282	*	Oil States International, Inc	684,144
43,886		Oneok, Inc	3,005,752
8,658	*	PDC Energy, Inc	431,688
15,633	*	Petroquest Energy, Inc	60,343
131,761		Phillips 66	9,630,412
50,195		Pioneer Natural Resources Co	8,499,017
85,042		Questar Market Resources, Inc	2,626,947
31,505	*,e	Quicksilver Resources, Inc	97,981
36,008		Range Resources Corp	3,103,530
11,132	*	Rex Energy Corp	209,727
79		SEACOR Holdings, Inc	6,650
7,460	*,e	Solazyme, Inc	96,756
101,528	*	Southwestern Energy Co	4,131,174
284,263		Spectra Energy Corp	10,219,255
31,464		St. Mary Land & Exploration Co	2,603,961
21,362		Superior Energy Services	504,998
520	*	Tesco Corp	10,982
2,784		Tesoro Corp	143,432
23,735	*,e	Ultra Petroleum Corp	568,453
13,893	*	Unit Corp	694,233
276,164	*	Weatherford International Ltd	3,739,261
89,569	e	Western Refining, Inc	3,503,044
36,672	*	Whiting Petroleum Corp	2,140,911
135,279		Williams Cos, Inc	5,477,447
		TOTAL ENERGY	186,009,146
57

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.0%
3,418		Casey’s General Stores, Inc	$234,714
107,830		Kroger Co	3,892,663
970		Pricesmart, Inc	88,173
92,089		Safeway, Inc	2,876,860
4,686		Spartan Stores, Inc	105,857
243,375		Sysco Corp	8,537,595
580		Weis Markets, Inc	28,548
55,022		Whole Foods Market, Inc	2,875,450
		TOTAL FOOD & STAPLES RETAILING	18,639,860

FOOD, BEVERAGE & TOBACCO - 3.5%
4,420		Bunge Ltd	334,859
77,129		Campbell Soup Co	3,178,486
37,440		ConAgra Foods, Inc	1,190,218
5,840	*	Darling International, Inc	114,231
201	*,e	Diamond Foods, Inc	5,298
8,100		Dr Pepper Snapple Group, Inc	387,828
4,635		Flowers Foods, Inc	97,103
221,141		General Mills, Inc	10,619,191
18,929	e	Green Mountain Coffee Roasters, Inc	1,533,249
1,900	*	Hain Celestial Group, Inc	174,591
16,570		Hillshire Brands Co	590,223
5,246		Hormel Foods Corp	238,378
11,509		J.M. Smucker Co	1,109,353
153,193		Kellogg Co	8,882,130
49,050		Kraft Foods Group, Inc	2,567,768
6,572		McCormick & Co, Inc	421,791
21,560		Mead Johnson Nutrition Co	1,657,748
357,681		Mondelez International, Inc	11,714,053
237,021		PepsiCo, Inc	19,047,007
2,259		Tootsie Roll Industries, Inc	68,538
674	*	TreeHouse Foods, Inc	44,376
		TOTAL FOOD, BEVERAGE & TOBACCO	63,976,419

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
349,886		Abbott Laboratories	12,826,821
134,264		Aetna, Inc	9,174,259
2,290	*	Align Technology, Inc	136,072
13,630	*	Amedisys, Inc	205,677
7,090		AmerisourceBergen Corp	476,590
2,141	*	Amsurg Corp	89,387
710	*	athenahealth, Inc	104,654
90,960		Becton Dickinson & Co	9,834,595
7,870	*	BioScrip, Inc	66,974
2,480	*	Brookdale Senior Living, Inc	68,101
15,294	*	Centene Corp	926,816
10,101	*	Cerner Corp	574,646
1,320	e	Chemed Corp	104,174
58,082		Cigna Corp	5,013,057
58

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1		Community Health Systems, Inc	$29
1,249		Computer Programs & Systems, Inc	83,458
740	*	Cyberonics, Inc	49,432
6,000	*	DaVita, Inc	389,580
1,030		Dentsply International, Inc	47,524
3,900	*	Edwards Lifesciences Corp	253,968
6,130	*	ExamWorks Group, Inc	188,743
6,430	*	Five Star Quality Care, Inc	34,915
2,130	*	Gentiva Health Services, Inc	24,197
1,539	*	Greatbatch, Inc	65,423
300	*	Haemonetics Corp	11,367
4,547	*	Henry Schein, Inc	522,405
2,640	*	HMS Holdings Corp	60,799
5,166	*	Hologic, Inc	110,346
34,757		Humana, Inc	3,381,856
1,185	*	ICU Medical, Inc	76,444
12,311	*	Idexx Laboratories, Inc	1,406,655
240	*	Integra LifeSciences Holdings Corp	11,150
670		Invacare Corp	13,521
15,685	*	Inverness Medical Innovations, Inc	594,462
760	*	IPC The Hospitalist Co, Inc	40,569
500	*	Laboratory Corp of America Holdings	44,915
743		Landauer, Inc	34,304
950	*	LHC Group, Inc	21,793
17,304	*	LifePoint Hospitals, Inc	917,285
360		Masimo Corp	10,530
343	*	MedAssets, Inc	7,560
229,958		Medtronic, Inc	13,006,424
2,450	*	Merit Medical Systems, Inc	35,207
15,247	*	Molina Healthcare, Inc	548,892
2,081	*	MWI Veterinary Supply, Inc	387,607
2,820	*	Natus Medical, Inc	73,010
620	*	Omnicell, Inc	16,008
5,728	*	OraSure Technologies, Inc	33,623
665	e	Owens & Minor, Inc	23,036
25,404		Patterson Cos, Inc	1,015,144
240		Quality Systems, Inc	4,418
1,640	*	Tornier BV	29,832
126		US Physical Therapy, Inc	3,970
500	*	Varian Medical Systems, Inc	40,655
5,020	*	Vocera Communications, Inc	87,699
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	63,310,578

HOUSEHOLD & PERSONAL PRODUCTS - 3.2%
9,040		Avon Products, Inc	134,606
13,044	e	Clorox Co	1,151,394
211,466		Colgate-Palmolive Co	12,948,063
1,226		Energizer Holdings, Inc	115,857
85,419		Estee Lauder Cos (Class A)	5,871,702
6,280	e	Herbalife Ltd	404,244
100,104		Kimberly-Clark Corp	10,948,375
7,714	*	Medifast, Inc	204,652
59

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,949		Nu Skin Enterprises, Inc (Class A)	$421,407
347,366		Procter & Gamble Co	26,615,183
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	58,815,483

INSURANCE - 5.6%
109,472		ACE Ltd	10,269,568
170,071		Aflac, Inc	10,677,057
1,306	e	Amtrust Financial Services, Inc	42,158
3,437		Arthur J. Gallagher & Co	158,893
36,464		Aspen Insurance Holdings Ltd	1,418,450
8,868		Axis Capital Holdings Ltd	399,237
232,639	*	Berkshire Hathaway, Inc (Class B)	25,962,512
109,851		Chubb Corp	9,286,804
1,217	*	eHealth, Inc	65,024
476		Employers Holdings, Inc	11,695
290	*	Enstar Group Ltd	35,948
3,280		First American Financial Corp	85,018
179,917	*	Genworth Financial, Inc (Class A)	2,653,776
10,927		Hartford Financial Services Group, Inc	363,323
400		Kemper Corp	14,700
77,357		Marsh & McLennan Cos, Inc	3,535,988
990		Meadowbrook Insurance Group, Inc	5,999
32,330		Montpelier Re Holdings Ltd	901,037
139	*	Navigators Group, Inc	8,289
3,027		OneBeacon Insurance Group Ltd (Class A)	42,560
4,014		PartnerRe Ltd	394,054
12,551		Platinum Underwriters Holdings Ltd	713,399
480		Primerica, Inc	20,222
107,625		Principal Financial Group	4,689,221
273,774		Progressive Corp	6,362,508
12,515		Protective Life Corp	613,360
136,714		Prudential Financial, Inc	11,537,295
200		Reinsurance Group of America, Inc (Class A)	14,934
1,890		RenaissanceRe Holdings Ltd	171,442
278		RLI Corp	11,582
179		Safety Insurance Group, Inc	9,680
476		Selective Insurance Group, Inc	11,196
637		Stancorp Financial Group, Inc	40,927
2,787		Stewart Information Services Corp	90,605
129,732		Travelers Cos, Inc	10,544,617
2,770		Willis Group Holdings plc	119,276
		TOTAL INSURANCE	101,282,354

MATERIALS - 4.9%
307	*	AEP Industries, Inc	13,520
91,901		Air Products & Chemicals, Inc	9,662,471
500		Albemarle Corp	32,090
219,544	e	Alcoa, Inc	2,526,951
36,366	*,e	Allied Nevada Gold Corp	178,557
38,063		AMCOL International Corp	1,296,806
7,701		Aptargroup, Inc	491,324
51,878		Avery Dennison Corp	2,556,029
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

17,772		Ball Corp	$909,749
13,681		Bemis Co, Inc	526,855
2,310		Carpenter Technology Corp	134,234
5,451	*	Castle (A.M.) & Co	74,788
12,740		Celanese Corp (Series A)	645,154
1,826	*	Clearwater Paper Corp	103,991
36,693		Commercial Metals Co	699,369
3,735		Compass Minerals International, Inc	293,646
1,381		Domtar Corp	148,333
10,768		Eastman Chemical Co	839,473
103,752		Ecolab, Inc	10,431,226
2,950	*	Ferro Corp	37,111
8,960	*,e	Flotek Industries, Inc	192,730
530		Globe Specialty Metals, Inc	9,264
26,314		H.B. Fuller Co	1,225,706
6,274		Innophos Holdings, Inc	292,808
2,468		International Flavors & Fragrances, Inc	213,926
76,030		International Paper Co	3,629,672
510	*	Kraton Polymers LLC	12,755
2,950	e	Kronos Worldwide, Inc	45,666
1,240	*	Landec Corp	13,330
51,006	*	Louisiana-Pacific Corp	894,135
118,306		LyondellBasell Industries AF S.C.A	9,317,781
702	*,e	McEwen Mining, Inc	1,825
62,916		MeadWestvaco Corp	2,269,380
13,548		Minerals Technologies, Inc	700,161
38,299		Mosaic Co	1,710,433
420		Neenah Paper, Inc	18,245
161,375		Nucor Corp	7,802,481
280	*	OM Group, Inc	9,055
18,880	*	Owens-Illinois, Inc	604,915
3,500		PolyOne Corp	124,460
89,357		Praxair, Inc	11,144,605
274		Quaker Chemical Corp	18,936
1,485		Reliance Steel & Aluminum Co	103,876
687,489		Rentech, Inc	1,230,605
1,576		Rock-Tenn Co (Class A)	159,932
4,580		Rockwood Holdings, Inc	313,867
42,565		Royal Gold, Inc	2,381,086
4,126		Schnitzer Steel Industries, Inc (Class A)	109,009
4,745		Sealed Air Corp	147,997
6,831		Sherwin-Williams Co	1,251,849
64,975		Sigma-Aldrich Corp	6,040,726
840		Stepan Co	53,248
18,018	*	Stillwater Mining Co	225,946
18,030		Tredegar Corp	446,964
17,846		Valspar Corp	1,254,217
1,674		Wausau Paper Corp	22,867
85,640		Worthington Industries, Inc	3,471,846
1,279		Zep, Inc	20,515
		TOTAL MATERIALS	89,088,496
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 3.0%
54,707	e	Cablevision Systems Corp (Class A)	$877,500
8,053		Cinemark Holdings, Inc	236,033
3,490		Clear Channel Outdoor Holdings, Inc (Class A)	32,980
67,737	*	Digital Generation, Inc	914,449
118,898	*	Discovery Communications, Inc (Class A)	9,485,682
16,548	*	Discovery Communications, Inc (Class C)	1,219,919
13,822	*	DreamWorks Animation SKG, Inc (Class A)	466,354
2,205		John Wiley & Sons, Inc (Class A)	119,379
70,005	*	Journal Communications, Inc (Class A)	557,940
20,443	*	Liberty Global plc	1,621,743
116,078	*	Liberty Global plc (Class A)	9,278,115
21,496	*	Liberty Media Corp	2,828,659
2,550	*	Madison Square Garden, Inc	147,977
66,124	*,e	McClatchy Co (Class A)	301,525
65,002		New York Times Co (Class A)	919,128
320		Scholastic Corp	10,557
4,280		Scripps Networks Interactive (Class A)	310,386
91,304		Time Warner Cable, Inc	12,168,084
209,872		Time Warner, Inc	13,186,258
13,692	e	Valassis Communications, Inc	465,528
		TOTAL MEDIA	55,148,196

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
3,635	*,e	Affymetrix, Inc	34,133
110,963		Agilent Technologies, Inc	6,452,498
29,480	*	Akorn, Inc	669,196
4,000	*	Alexion Pharmaceuticals, Inc	634,920
99,127		Amgen, Inc	11,791,157
3,100	*	Auxilium Pharmaceuticals, Inc	79,298
51,077	*	Biogen Idec, Inc	15,968,713
80	*	Bio-Rad Laboratories, Inc (Class A)	10,170
305,355		Bristol-Myers Squibb Co	15,258,589
4,362	*	Cadence Pharmaceuticals, Inc	47,895
26,442	*	Cambrex Corp	496,316
15,166	*,e	Cepheid, Inc	801,675
5,980	*	Depomed, Inc	71,760
38,305	*,e	Endo Pharmaceuticals Holdings, Inc	2,523,533
248,484	*	Gilead Sciences, Inc	20,040,235
870	*,e	Immunogen, Inc	13,041
34,488	*	Incyte Corp	2,259,654
13,244	*,e	Ironwood Pharmaceuticals, Inc	183,694
341,243		Johnson & Johnson	30,189,768
40,717	*	Life Technologies Corp	3,097,342
435,289		Merck & Co, Inc	23,057,258
594	*	Mettler-Toledo International, Inc	146,302
63,918	*	Nektar Therapeutics	869,285
42,156	e	PDL BioPharma, Inc	383,620
3,690		PerkinElmer, Inc	160,884
24,542	*	Salix Pharmaceuticals Ltd	2,388,918
22,461	*,e	Sangamo Biosciences, Inc	434,396
1,397		Techne Corp	126,945
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

22,000		Thermo Electron Corp	$2,533,080
3,980	*	United Therapeutics Corp	408,428
30,518	*	Vertex Pharmaceuticals, Inc	2,412,143
63,931	*,e	Vivus, Inc	474,368
17,490	*	Waters Corp	1,893,642
10,913	*	Xenoport, Inc	62,750
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	145,975,606

REAL ESTATE - 3.5%
5,017		American Campus Communities, Inc	174,391
132,549		American Tower Corp	10,720,563
325,510		Annaly Capital Management, Inc	3,505,743
1,000		AvalonBay Communities, Inc	123,500
33,244		Boston Properties, Inc	3,593,344
55,874	*	CBRE Group, Inc	1,482,896
2,518	e	Digital Realty Trust, Inc	128,393
4,441		Douglas Emmett, Inc	112,935
40,807		Duke Realty Corp	641,078
210		EastGroup Properties, Inc	12,461
515		Equity One, Inc	11,670
42,314		Equity Residential	2,343,349
3,961		Federal Realty Investment Trust	431,749
74,779		First Industrial Realty Trust, Inc	1,283,208
1,693	*	Forest City Enterprises, Inc (Class A)	30,796
540		Franklin Street Properties Corp	6,475
157,715		HCP, Inc	6,174,542
31,153		Health Care REIT, Inc	1,804,382
2,950		Healthcare Realty Trust, Inc	67,614
216,804		Host Marriott Corp	3,987,025
8		Jones Lang LaSalle, Inc	914
266		Kilroy Realty Corp	14,045
3,363		LaSalle Hotel Properties	103,446
8,916		Liberty Property Trust	324,542
13,708		Macerich Co	775,873
873		Medical Properties Trust, Inc	11,585
3,361		Mid-America Apartment Communities, Inc	216,919
540	e	Piedmont Office Realty Trust, Inc	9,002
2,000		Plum Creek Timber Co, Inc	86,140
3,580		Post Properties, Inc	168,009
154,738		Prologis, Inc	5,997,645
140		PS Business Parks, Inc	11,000
64,892	e	RAIT Investment Trust	547,688
25,145	e	Ryman Hospitality Properties	1,039,997
78,672		Simon Property Group, Inc	12,181,573
500		UDR, Inc	12,170
31,154		Ventas, Inc	1,943,698
40,581		Vornado Realty Trust	3,726,553
297		Washington Real Estate Investment Trust	6,920
11,648		Weyerhaeuser Co	348,042
3,851		Winthrop Realty Trust	44,209
		TOTAL REAL ESTATE	64,206,084
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 4.6%
2,432		Aaron’s, Inc	$65,397
3,793		Advance Auto Parts, Inc	435,474
37,785		American Eagle Outfitters, Inc	511,231
8,703	*	Ann Taylor Stores Corp	281,455
14,405	*	AutoZone, Inc	7,131,339
2,420	*	Barnes & Noble, Inc	32,622
64,410	*	Bed Bath & Beyond, Inc	4,112,579
39,759		Best Buy Co, Inc	935,927
820		Big 5 Sporting Goods Corp	14,071
160	*	Blue Nile, Inc	6,890
250	e	Buckle, Inc	11,080
2,000	*	Cabela’s, Inc	133,720
23,204	*	Carmax, Inc	1,046,732
9		Chico’s FAS, Inc	149
550	*	Express Parent LLC	9,526
1,820		Finish Line, Inc (Class A)	46,683
20,496		Foot Locker, Inc	791,146
2	e	GameStop Corp (Class A)	70
153,911		Gap, Inc	5,860,931
77,264		Genuine Parts Co	6,354,964
8,830		GNC Holdings, Inc	451,301
11,044		HSN, Inc	604,880
71,567		Kohl’s Corp	3,623,437
223,920	*	Liberty Interactive Corp	5,980,903
7,610	*	LKQ Corp	206,003
263,614		Lowe’s Companies, Inc	12,202,692
60,520		Macy’s, Inc	3,219,664
300		Men’s Wearhouse, Inc	14,412
1,291	*	NetFlix, Inc	528,445
19,391	*	New York & Co, Inc	87,841
19,735		Nordstrom, Inc	1,133,776
2,593		Nutri/System, Inc	36,872
58,747	*	Office Depot, Inc	287,273
2,718	*	O’Reilly Automotive, Inc	356,004
2,957	*,e	Outerwall, Inc	190,165
11,650		Petsmart, Inc	733,950
10,219		Pier 1 Imports, Inc	195,285
4,920		Ross Stores, Inc	334,117
5,448	*	Sally Beauty Holdings, Inc	154,614
555		Shoe Carnival, Inc	13,709
1,960	*	Shutterfly, Inc	92,826
3,780		Signet Jewelers Ltd	300,699
167,116		Staples, Inc	2,199,247
2,017		Stein Mart, Inc	24,970
175,171		Target Corp	9,921,685
4,015		Tiffany & Co	334,008
200,904		TJX Companies, Inc	11,523,853
5,686	*	TripAdvisor, Inc	438,902
10,381	*	Tuesday Morning Corp	136,406
5		Williams-Sonoma, Inc	273
		TOTAL RETAILING	83,110,198
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
22,833	*	Advanced Energy Industries, Inc	$623,341
15,350	*,e	Advanced Micro Devices, Inc	52,650
7,601		Analog Devices, Inc	366,900
577,988		Applied Materials, Inc	9,721,758
5,850	*,e	Cirrus Logic, Inc	102,433
5,920		Cypress Semiconductor Corp	59,437
2,000	*	Freescale Semiconductor Holdings Ltd	36,260
1,076	*	Hittite Microwave Corp	61,708
768,277		Intel Corp	18,853,518
430	*	International Rectifier Corp	11,184
6,210	*	Lam Research Corp	314,288
4,210	e	Microchip Technology, Inc	188,861
159,652	*	ON Semiconductor Corp	1,334,691
18,114	*	RF Micro Devices, Inc	96,548
28,847	*	Skyworks Solutions, Inc	872,622
33,452	*,e	SunPower Corp	1,082,507
11,248	*	Teradyne, Inc	211,575
290,621		Texas Instruments, Inc	12,322,330
11,750	*	Triquint Semiconductor, Inc	97,525
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	46,410,136

SOFTWARE & SERVICES - 9.7%
158,091		Accenture plc	12,628,309
157,892	*	Adobe Systems, Inc	9,345,627
328		Advent Software, Inc	10,778
3,513	*,e	Angie’s List, Inc	63,023
58,494		AOL, Inc	2,695,404
56,565	*	Autodesk, Inc	2,898,956
33,560		Broadridge Financial Solutions, Inc	1,217,892
143,614		CA, Inc	4,607,137
1,110	*	Cadence Design Systems, Inc	15,673
118,137	*	Cognizant Technology Solutions Corp (Class A)	11,449,838
36,955		Compuware Corp	374,724
1,980	*	comScore, Inc	54,272
5,337		Convergys Corp	108,715
4,120	*	Conversant, Inc	88,580
5,070	*	Demand Media, Inc	29,254
1,309	*	E2open, Inc	31,351
1,124	e	Factset Research Systems, Inc	118,885
380		Fair Isaac Corp	20,657
1,614	*	FleetCor Technologies, Inc	171,600
6,420	*	Fortinet, Inc	136,104
3,929		Global Payments, Inc	259,668
31,759	*	Google, Inc (Class A)	37,506,426
570	*	Higher One Holdings, Inc	4,423
300	*	Infoblox, Inc	10,524
23,796	*	Informatica Corp	960,407
138,332		International Business Machines Corp	24,440,498
121,874		Intuit, Inc	8,927,271
360	e	j2 Global, Inc	16,326
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,278	*,e	Liquidity Services, Inc	$172,998
605	*	LogMeIn, Inc	20,546
1,000		MAXIMUS, Inc	42,370
2,099	e	Mercadolibre, Inc	202,533
300	*	NetSuite, Inc	31,554
3,975	*	NeuStar, Inc (Class A)	134,713
1,360	*,e	OpenTable, Inc	102,381
543,454		Oracle Corp	20,053,453
13,708	*	QuinStreet, Inc	113,365
3,228	*	Responsys, Inc	87,188
2,376	*	Rosetta Stone, Inc	26,326
1,854	*	Rovi Corp	39,323
172,768	*	Salesforce.com, Inc	10,457,647
2,065	*	Seachange International, Inc	24,697
6,070	*	ServiceSource International LLC	48,439
2,310	*	SolarWinds, Inc	92,146
1,976	*	SPS Commerce, Inc	127,689
266	*	Stamps.com, Inc	10,496
538	*	Sykes Enterprises, Inc	11,276
285,869		Symantec Corp	6,120,455
1,650	*	Syntel, Inc	139,013
4,529	*,e	Tangoe, Inc	82,564
5,470	*	Teradata Corp	224,926
2,810	*	Ultimate Software Group, Inc	458,676
1,550	*	Unisys Corp	53,119
777,994		Xerox Corp	8,441,235
301,000	*	Yahoo!, Inc	10,842,020
		TOTAL SOFTWARE & SERVICES	176,353,470

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
330		Adtran, Inc	8,379
30,544	*	Aruba Networks, Inc	602,022
3,467	*	Avid Technology, Inc	24,061
1,070		Belden CDT, Inc	69,240
1,524	*	Benchmark Electronics, Inc	34,641
910		Black Box Corp	24,943
690	*	Calix Networks, Inc	5,472
2,299	*	Checkpoint Systems, Inc	30,669
830,522		Cisco Systems, Inc	18,196,737
1,960		Cognex Corp	77,322
180		Coherent, Inc	12,031
74,739		Corning, Inc	1,286,258
50,202	*	Cray, Inc	1,480,457
1,190	*	DTS, Inc	24,669
510,702		EMC Corp	12,379,416
1,110		FEI Co	104,029
22,521	*	Finisar Corp	533,973
13,898	*	Flextronics International Ltd	113,269
8,980	*	Fusion-io, Inc	98,780
484,956		Hewlett-Packard Co	14,063,724
11,040	*	Ingram Micro, Inc (Class A)	276,221
2,970	*	Insight Enterprises, Inc	62,667
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,777		InterDigital, Inc	$166,089
7,022	e	IPG Photonics Corp	469,561
350	*	Itron, Inc	14,133
15,050		Jabil Circuit, Inc	270,448
1,916	*	Kemet Corp	10,576
14,044		Lexmark International, Inc (Class A)	550,384
212		Littelfuse, Inc	18,974
60,397		Motorola, Inc	3,853,329
417		National Instruments Corp	12,093
1,478	*	Netgear, Inc	47,163
14,946	*	Oplink Communications, Inc	253,036
500	*	OSI Systems, Inc	28,965
281	*	Plexus Corp	10,987
659	*,e	Procera Networks, Inc	7,618
13,750	*	QLogic Corp	159,087
253,455		Qualcomm, Inc	18,811,430
5,980	*	RealD, Inc	53,521
610	*	Rofin-Sinar Technologies, Inc	14,091
270	*	Scansource, Inc	10,136
1,340	*,e	Silicon Graphics International Corp	17,433
3,009	*	Super Micro Computer, Inc	61,865
1,993	*	Tech Data Corp	107,463
3,218	*	TTM Technologies, Inc	25,776
2,515	*,e	Universal Display Corp	81,687
3,451	*	Vishay Precision Group, Inc	49,142
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	74,613,967

TELECOMMUNICATION SERVICES - 1.3%
2,300	*	Cbeyond Communications, Inc	16,698
290,793		CenturyTel, Inc	8,392,286
48,437	*	Cincinnati Bell, Inc	167,592
2,650	e	Consolidated Communications Holdings, Inc	51,887
98,429	*	Crown Castle International Corp	6,984,522
461,777	e	Frontier Communications Corp	2,170,352
4,950	*,e	Iridium Communications, Inc	31,383
8,320	*	Level 3 Communications, Inc	267,072
10,380	*	SBA Communications Corp (Class A)	962,745
281,947	*	Sprint Corp	2,331,702
18,216	*	tw telecom inc (Class A)	536,643
1,580		USA Mobility, Inc	22,531
5,170	*	Vonage Holdings Corp	23,834
216,513	e	Windstream Holdings, Inc	1,619,517
		TOTAL TELECOMMUNICATION SERVICES	23,578,764

TRANSPORTATION - 2.2%
6,902		Alaska Air Group, Inc	545,741
158		Allegiant Travel Co	14,389
387		Amerco, Inc	86,197
310		Arkansas Best Corp	10,630
6,700	*	Avis Budget Group, Inc	252,657
17,610	e	CH Robinson Worldwide, Inc	1,030,889
300,731		CSX Corp	8,092,671
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,060	*	Echo Global Logistics, Inc	$41,797
8		Expeditors International of Washington, Inc	327
1,033	*	Genesee & Wyoming, Inc (Class A)	93,321
1,000	*	Hertz Global Holdings, Inc	26,020
218		J.B. Hunt Transport Services, Inc	16,361
218	*	Kirby Corp	21,754
180		Landstar System, Inc	10,339
73,435		Norfolk Southern Corp	6,799,347
9		Ryder System, Inc	641
50,466		Union Pacific Corp	8,793,196
144,855		United Parcel Service, Inc (Class B)	13,794,542
		TOTAL TRANSPORTATION	39,630,819

UTILITIES - 3.9%
7,880		American States Water Co	223,792
3,470		American Water Works Co, Inc	147,718
76,142	*	Calpine Corp	1,445,175
74,236		Centerpoint Energy, Inc	1,737,122
1,701		Chesapeake Utilities Corp	100,104
110,483		Cleco Corp	5,398,199
133,325		Consolidated Edison, Inc	7,254,213
62,116		Duke Energy Corp	4,386,632
510		Empire District Electric Co	11,704
2,130		Integrys Energy Group, Inc	115,744
3,471		ITC Holdings Corp	359,248
5,397		MDU Resources Group, Inc	172,920
17,292		MGE Energy, Inc	984,606
6,859		New Jersey Resources Corp	312,770
130,495		NextEra Energy, Inc	11,996,406
180,037		NiSource, Inc	6,187,872
96,934		Northeast Utilities	4,245,709
2,044		Northwest Natural Gas Co	84,949
290		Ormat Technologies, Inc	7,149
238,288		Pepco Holdings, Inc	4,629,936
153,872		PG&E Corp	6,485,705
64,801		Piedmont Natural Gas Co, Inc	2,139,729
3,050		Pinnacle West Capital Corp	160,522
1,330		PNM Resources, Inc	32,785
12,539		Public Service Enterprise Group, Inc	418,050
77,538		Sempra Energy	7,188,548
6,188		SJW Corp	177,039
18,724		South Jersey Industries, Inc	998,738
13,810	e	TECO Energy, Inc	226,208
2,730		UGI Corp	118,455
1,494		Unitil Corp	45,477
270		UNS Energy Corp	16,168
1,260		Vectren Corp	46,015
14,518		WGL Holdings, Inc	548,490
11,774		Wisconsin Energy Corp	502,397
38,029		Xcel Energy, Inc	1,099,418
		TOTAL UTILITIES	70,005,712

		TOTAL COMMON STOCKS	1,800,569,626
		(Cost $1,275,110,655)
68

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.8%
GOVERNMENT AGENCY DEBT - 0.2%
$2,500,000		Federal Farm Credit Bank (FFCB)	0.060%	02/28/14	$2,499,887
		TOTAL GOVERNMENT AGENCY DEBT			2,499,887
TREASURY DEBT - 0.3%
2,600,000		United States Treasury Bill	0.070	02/20/14	2,599,904
3,000,000		United States Treasury Bill	0.050	03/27/14	2,999,775
100,000		United States Treasury Bill	0.080	05/01/14	99,995
		TOTAL TREASURY DEBT			5,699,674

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
GOVERNMENT AGENCY DEBT - 0.8%
10,000,000		Federal Home Loan Bank (FHLB)	0.035	03/19/14	9,999,553
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.035	02/24/14	4,999,888
		TOTAL GOVERNMENT AGENCY DEBT			14,999,441

TREASURY DEBT - 1.5%
22,100,000		United States Treasury Bill	0.050-0.085	03/06/14-08/21/14	22,096,337
5,000,000		United States Treasury Note	0.250	04/30/14	5,001,955
		TOTAL TREASURY DEBT			27,098,292

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			42,097,733
		TOTAL SHORT-TERM INVESTMENTS			50,297,294
		(Cost $50,296,767)

		TOTAL INVESTMENTS - 102.1%			1,850,866,920
		(Cost $1,325,407,422)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%			(38,493,853)
		NET ASSETS - 100.0%			$1,812,373,067

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $44,878,103.
69

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

EQUITY LINKED NOTES - 0.3%

GERMANY - 0.3%
$1,247,450	*	Deutsche Bank, John Keells	0.000%	07/05/19	$2,290,193
		TOTAL GERMANY			2,290,193

		TOTAL EQUITY LINKED NOTES			2,290,193
		(Cost $2,271,242)

SHARES		COMPANY

COMMON STOCKS - 98.6%

ARGENTINA - 0.3%
68,125		Ternium S.A. (ADR)			2,028,762
		TOTAL ARGENTINA			2,028,762

AUSTRALIA - 0.6%
440,303	e	Fortescue Metals Group Ltd			2,042,324
287,440		Oil Search Ltd			2,019,465
		TOTAL AUSTRALIA			4,061,789

AUSTRIA - 0.4%
68,303		Raiffeisen International Bank Holding AG.			2,619,018
		TOTAL AUSTRIA			2,619,018

BRAZIL - 8.9%
734,900		AMBEV S.A.			4,876,694
244,200		Banco Bradesco S.A. (Preference)			2,637,154
679,690		Banco Itau Holding Financeira S.A.			8,474,132
295,966	*	BHG S.A.-Brazil Hospitality Group			1,551,422
327,900	*	Braskem S.A.			2,517,660
89,400		Cia Brasileira de Distribuicao Grupo Pao de Acucar			3,442,173
183,360		Companhia Brasileira de Meios de Pagamento			4,856,545
26,400		Forjas Taurus S.A. (Preference)			21,223
522,100		Gerdau S.A. (Preference)			3,710,355
363,800		Hypermarcas S.A.			2,298,953
253,700		Iochpe-Maxion S.A.			2,554,609
129,100		Kepler Weber S.A.			1,978,829
136,900		Linx S.A.			2,487,544
177,600		Mills Estruturas e Servicos de			2,059,888
109,433		Multiplan Empreendimentos Imobiliarios S.A.			1,972,884
453,845		Petroleo Brasileiro S.A.			2,559,599
135,900		Smiles S.A.			1,893,843
146,100		Ultrapar Participacoes S.A.			3,226,823
70

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

510,300		Vale S.A.	$6,934,497
		TOTAL BRAZIL	60,054,827

CAMBODIA - 0.3%
2,434,000		NagaCorp Ltd	2,328,887
		TOTAL CAMBODIA	2,328,887
CHILE - 0.2%
763,867		Parque Arauco S.A	1,305,156
		TOTAL CHILE	1,305,156

CHINA - 17.1%
1,386,000	e	Anhui Conch Cement Co Ltd	5,346,255
343,000		Beijing Enterprises Holdings Ltd	2,897,849
4,229,715	*	China Cinda Asset Management Co Ltd	2,734,894
11,878,090		China Construction Bank	8,228,499
2,907,000	e	China Everbright International Ltd	3,825,839
1,473,000		China Medical System Holdings Ltd	1,683,041
941,000		China Mengniu Dairy Co Ltd	4,310,139
1,643,400	*,e,m	China Metal Recycling Holdings Ltd	2,117
1,358,000		China Oilfield Services Ltd	3,641,922
1,528,000	e	China Overseas Land & Investment Ltd	4,101,680
1,228,000	e	China Resources Gas Group Ltd	3,792,044
3,222,000	e	China Shipping Development Co Ltd	1,928,810
2,083,000		CNOOC Ltd	3,235,552
4,806,000		Country Garden Holdings Co Ltd	2,613,690
2,766,000	e	CPMC Holdings Ltd	2,124,717
1,323,000	e	Golden Eagle Retail Group Ltd	1,806,604
5,315,000		Greatview Aseptic Packaging Co	2,943,726
166,500		Hengan International Group Co Ltd	1,791,119
4,896,000	e	Huadian Fuxin Energy Corp Ltd	2,231,596
3,556,000		Huaneng Power International, Inc	3,320,082
4,682,000		Huaneng Renewables Corp Ltd	1,957,226
17,587,834		Industrial & Commercial Bank of China	10,843,945
4,454,000	e	Lenovo Group Ltd	5,744,304
4,486,000		Midas Holdings Ltd	1,615,009
2,731,000		Nine Dragons Paper Holdings Ltd	2,332,519
403,500		Ping An Insurance Group Co of China Ltd	3,261,018
509,500	e	Shanghai Fosun Pharmaceutical Group Co Ltd	1,567,863
253,200		Tencent Holdings Ltd	17,751,821
530,000		Xinao Gas Holdings Ltd	3,429,175
2,090,000	*,e	Xinyi Solar Holdings Ltd	438,793
1,201,000		Zhuzhou CSR Times Electric Co Ltd	3,703,456
		TOTAL CHINA	115,205,304

COLOMBIA - 0.9%
519,739		Cementos Argos S.A.	2,147,613
357,615	*	Cemex Latam Holdings S.A.	2,394,832
201,633		Grupo Argos S.A.	1,800,362
		TOTAL COLOMBIA	6,342,807
71

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CZECH REPUBLIC - 0.5%
13,880		Komercni Banka AS	$3,011,051
		TOTAL CZECH REPUBLIC	3,011,051

GREECE - 1.2%
93,683	*	Hellenic Telecommunications Organization S.A.	1,369,549
71,045	*	JUMBO S.A.	1,207,311
147,588		OPAP S.A.	1,908,545
1,085,560	*	Piraeus Bank S.A.	2,559,675
74,227		Public Power Corp	994,374
		TOTAL GREECE	8,039,454

HONG KONG - 3.9%
717,200		AIA Group Ltd	3,305,968
22,290	m	Asia Pacific Investment Partners Limited	157,906
1,438,000	e	Chow Tai Fook Jewellery Group Ltd	2,101,306
268,000	*	Galaxy Entertainment Group Ltd	2,619,588
9,631,000	*,e	GCL Poly Energy Holdings Ltd	3,262,182
3,717,000	e	Lee & Man Paper Manufacturing Ltd	2,488,846
57,982		Melco PBL Entertainment Macau Ltd (ADR)	2,376,682
2,501,000		Noble Group Ltd	1,855,753
351,600		Sands China Ltd	2,700,025
1,389,500		Techtronic Industries Co	3,569,140
2,090,000	e	Xinyi Glass Holdings Co Ltd	1,693,334
		TOTAL HONG KONG	26,130,730

INDIA - 7.0%
809,725		Bharat Forge Ltd	4,485,128
354,858		Bharti Airtel Ltd	1,780,929
690,069	*	DEN Networks Ltd	1,678,915
62,155		Dr Reddy’s Laboratories Ltd	2,587,402
175,016		Havells India Ltd	2,175,243
122,659		HCL Technologies Ltd	2,862,352
91,486		Infosys Technologies Ltd	5,386,502
65,784	*	Just Dial Ltd	1,489,588
206,256		Larsen & Toubro Ltd	3,244,734
202,963		Lupin Ltd	2,854,404
453,169		Motherson Sumi Systems Ltd	1,476,572
317,148		Phoenix Mills Ltd	1,027,548
615,827	*	Puravankara Projects Ltd	654,661
556,773		Sun Pharmaceutical Industries Ltd	5,233,145
484,927		Tata Motors Ltd	2,698,327
536,821		Tata Steel Ltd	3,044,947
84,969	*	Tech Mahindra Ltd	2,421,548
531,175		ZEE Telefilms Ltd	2,258,282
		TOTAL INDIA	47,360,227

INDONESIA - 0.4%
6,869,000		PT Cardig Aero Services Tbk	466,934
4,874,800		PT MNC Sky Vision Tbk	765,138
13,140,300		PT Sumber Alfaria Trijaya Tbk	481,058
4,636,100		PT Surya Citra Media Tbk	1,005,787
		TOTAL INDONESIA	2,718,917
72

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 0.4%
37,700		Softbank Corp	$2,729,359
		TOTAL JAPAN	2,729,359

KOREA, REPUBLIC OF - 14.0%
67,600		Cheil Communications, Inc	1,757,371
9,478		CJ O Shopping Co Ltd	3,551,273
113,850	*	Hanjin Kal Corp	2,486,332
23,950		Honam Petrochemical Corp	4,638,862
202,500	*	Hynix Semiconductor, Inc	7,055,895
44,198		Hyundai Motor Co	9,592,078
16,223		Hyundai Wia Corp	2,420,288
17,202		LG Chem Ltd	4,120,731
21,238		Mando Corp	2,372,259
12,853		NCsoft	2,362,747
9,685		NHN Corp	6,110,795
18,572		Samsung Electronics Co Ltd	21,993,118
1,841		Samsung Electronics Co Ltd (Preference)	1,622,406
26,590		Samsung Engineering Co Ltd	1,771,629
12,662		Samsung Fire & Marine Insurance Co Ltd	2,922,853
108,390		Samsung Heavy Industries Co Ltd	3,363,192
80,873	*	Sapphire Technology Co Ltd	2,975,376
84,268		Seoul Semiconductor Co Ltd	3,594,691
136,176		Shinhan Financial Group Co Ltd	5,746,689
57,592		Woongjin Coway Co Ltd	3,732,135
		TOTAL KOREA, REPUBLIC OF	94,190,720

MALAYSIA - 0.6%
666,000		Genting BHD	2,072,609
641,700		Malaysia Airports Holdings BHD	1,612,938
		TOTAL MALAYSIA	3,685,547

MEXICO - 7.5%
1,892,400		Alfa S.A. de C.V. (Class A)	5,334,491
1,162,400		Alpek SAB de C.V.	2,315,413
507,800		Alsea SAB de C.V.	1,514,971
5,505,539	*,e	Cemex S.A. de C.V.	6,804,737
1,855,200	e	Compartamos SAB de C.V.	3,329,206
1,028,200	e	Credito Real SAB de C.V.	1,640,630
1,063,700		Fibra Uno Administracion S.A. de C.V.	3,434,318
538,600	e	Fomento Economico Mexicano S.A. de C.V.	4,880,182
1,053,000	*	Genomma Lab Internacional S.A. de C.V.	2,605,336
820,350		Grupo Famsa SAB de C.V.	1,296,097
1,037,880		Grupo Financiero Banorte S.A. de C.V.	6,551,356
644,100		Grupo Financiero Inbursa S.A.	1,606,156
1,378,500	e	Grupo Mexico S.A. de C.V. (Series B)	4,462,036
822,400	e	Grupo Televisa S.A.	4,785,342
		TOTAL MEXICO	50,560,271
73

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

PERU - 0.8%
494,608		Alicorp S.A.	$1,515,536
1,631,129		Ferreyros S.A.	1,028,484
121,558	*	Grana y Montero S.A. (ADR)	2,562,443
		TOTAL PERU	5,106,463

PHILIPPINES - 3.1%
5,389,400	*	Emperador, Inc	1,355,674
132,160		GT Capital Holdings, Inc	2,167,603
2,076,000		Holcim Philippines, Inc	641,306
1,487,710		International Container Term Services, Inc	3,225,437
3,837,500	*	Megawide Construction Corp	1,015,869
29,385,000		Megaworld Corp	2,307,191
1,381,403		Metropolitan Bank & Trust	2,307,403
91,842		Philippine Stock Exchange, Inc	609,983
2,480,600		Robinsons Land Corp	1,086,025
1,250,920	*	Robinsons Retail Holdings, Inc	1,642,316
5,686,175		SM Prime Holdings	1,941,706
987,507		Universal Robina	2,570,424
		TOTAL PHILIPPINES	20,870,937

POLAND - 1.5%
82,383	*	Alior Bank S.A.	2,298,269
476,163	*	Energa S.A.	2,432,178
605,961	*	Globe Trade Centre S.A.	1,421,529
324,626		Powszechna Kasa Oszczednosci Bank Polski S.A.	4,195,616
		TOTAL POLAND	10,347,592

ROMANIA - 0.1%
62,406	*	Societatea Nationala de Gaze Naturale ROMGAZ S.A. (GDR) (Registered)	611,579
		TOTAL ROMANIA	611,579

RUSSIA - 7.1%
103,015		Eurasia Drilling Co Ltd (GDR)	3,564,319
1,140,619		Gazprom OAO (ADR)	9,393,032
129,437		LUKOIL (ADR)	7,348,626
64,831		Magnit OAO (GDR)	3,413,074
64,468		Mail.ru (GDR)	2,402,723
37,450		NovaTek OAO (GDR)	4,571,195
825,491		Sberbank of Russian Federation (ADR)	8,911,331
160,149	*	TCS Group Holding plc (ADR) (Registered)	1,755,005
65,631		Uralkali (GDR)	1,591,015
158,602	*	X 5 Retail Group NV (GDR)	2,669,668
67,659		Yandex NV	2,486,468
		TOTAL RUSSIA	48,106,456

SINGAPORE - 2.8%
2,148,800	e	Ezion Holdings Ltd	3,781,572
509,000		Fraser and Neave Ltd	1,391,301
748,000	*	Frasers Centrepoint Ltd	875,865
74

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

1,772,000	e	Genting International plc	$1,908,114
936,000		Global Logistic Properties	2,048,651
255,000		Keppel Corp Ltd	2,076,623
1,790,000	*	Pacific Radiance Ltd	1,303,857
1,936,000		Parkson Retail Asia Ltd	1,399,866
965,000		Petra Foods Ltd	2,448,874
523,000		Super Coffeemix Manufacturing Ltd	1,522,446
		TOTAL SINGAPORE	18,757,169

SOUTH AFRICA - 2.6%
177,819		AngloGold Ashanti Ltd	2,589,680
94,428		Naspers Ltd (N Shares)	9,714,508
105,668		Sasol Ltd	5,084,291
		TOTAL SOUTH AFRICA	17,388,479

SWITZERLAND - 0.5%
114,518		Coca-Cola HBC AG.	3,033,253
		TOTAL SWITZERLAND	3,033,253

TAIWAN - 9.0%
3,227,000		Advanced Semiconductor Engineering, Inc	2,956,824
365,000		Airtac International Group	3,292,992
2,323,515		Cathay Financial Holding Co Ltd	3,494,110
307,000		Delta Electronics, Inc	1,680,163
1,652,000		Epistar Corp	3,671,136
1,759,000		Fubon Financial Holding Co Ltd	2,481,523
196,000		Gourmet Master Co Ltd	1,182,764
1,798,509		Hon Hai Precision Industry Co, Ltd	5,024,290
3,407,000	*	Inotera Memories, Inc	2,618,671
95,000		Largan Precision Co Ltd	3,647,656
588,000		MediaTek, Inc	7,836,099
570,000		Radiant Opto-Electronics Corp	2,473,907
1,228,000		Synnex Technology International Corp	2,082,062
4,924,000		Taiwan Semiconductor Manufacturing Co Ltd	16,955,559
270,000		Tong Hsing Electronic Industries Ltd	1,383,753
		TOTAL TAIWAN	60,781,509

THAILAND - 1.9%
4,074,000		Amata Corp PCL (Foreign)	1,528,996
3,016,473		Beauty Community PCL (ADR)	1,767,417
2,385,100		MC Group PCL (ADR)	958,088
3,835,110		Minor International PCL (Foreign)	2,416,382
697,900		Siam Commercial Bank PCL (Foreign)	3,143,807
149,800		Thai Stanley Electric PCL (ADR)	968,376
1,035,200		Thai Union Frozen Products PCL (ADR)	2,186,111
		TOTAL THAILAND	12,969,177

TURKEY - 1.9%
303,866		Arcelik AS	1,501,313
119,387		Coca-Cola Icecek AS	2,499,980
2,354,487		Emlak Konut Gayrimenkul Yatiri	2,235,579
75

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

396,114		Haci Omer Sabanci Holding AS	$1,313,416
222,817		TAV Havalimanlari Holding AS	1,676,246
188,946		Tofas Turk Otomobil Fabrik	888,757
814,384		Turk Hava Yollari	2,434,703
		TOTAL TURKEY	12,549,994

UKRAINE - 0.3%
142,140		MHP SA (GDR)	2,146,314
		TOTAL UKRAINE	2,146,314

UNITED ARAB EMIRATES - 1.6%
208,718	*	Al Noor Hospitals Group plc	2,885,565
1,298,081	*	Emaar Properties PJSC	2,825,184
569,484		First Gulf Bank PJSC	3,084,619
237,150		NMC Health plc	1,902,861
		TOTAL UNITED ARAB EMIRATES	10,698,229

UNITED KINGDOM - 1.0%
1,229,846		Afren plc	3,004,693
83,318		SABMiller plc (Johannesburg)	3,737,119
		TOTAL UNITED KINGDOM	6,741,812

UNITED STATES - 0.2%
57,036		Southern Copper Corp (NY)	1,595,867
		TOTAL UNITED STATES	1,595,867

		TOTAL COMMON STOCKS	664,077,656
		(Cost $639,796,704)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	m	Ayala Land, Inc (Preferred B)	3,799
		TOTAL PHILIPPINES	3,799

		TOTAL PREFERRED STOCKS	3,799
		(Cost $4,057)

RIGHTS / WARRANTS - 0.2%
GERMANY - 0.0%
55,442	m	Deutsche Bank, John Keells	18,335
55,442	m	Deutsche Bank, John Keells	22,576
		TOTAL GERMANY	40,911

GREECE - 0.2%
973,202		Piraeus Bank S.A.	1,010,669
		TOTAL GREECE	1,010,669

		TOTAL RIGHTS / WARRANTS	1,051,580
		(Cost $853,106)
76

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 5.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.4%
36,138,924	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$36,138,924
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	36,138,924
		TOTAL SHORT-TERM INVESTMENTS	36,138,924
		(Cost $36,138,924)

		TOTAL INVESTMENTS - 104.5%	703,562,152
		(Cost $679,064,033)
		OTHER ASSETS & LIABILITIES, NET - (4.5)%	(30,368,985)
		NET ASSETS - 100.0%	$673,193,167

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $33,089,808.
m	Indicates a security that has been deemed illiquid.

77

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2014

		% OF
SECTOR	VALUE	NET ASSETS
INFORMATION TECHNOLOGY	$147,635,518	21.9%
FINANCIALS	140,119,070	20.8
CONSUMER DISCRETIONARY	96,940,713	14.4
MATERIALS	72,234,188	10.7
INDUSTRIALS	57,578,677	8.5
CONSUMER STAPLES	54,212,408	8.1
ENERGY	53,346,525	7.9
HEALTH CARE	21,319,617	3.2
UTILITIES	18,156,675	2.7
TELECOMMUNICATION SERVICES	5,879,837	0.9
SHORT - TERM INVESTMENTS	36,138,924	5.4
OTHER ASSETS & LIABILITIES, NET	(30,368,985)	(4.5)

NET ASSETS	$673,193,167	100.0%

78

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.7%

AUSTRALIA - 7.0%
432,025		Australia & New Zealand Banking Group Ltd	$11,379,644
80,905		BHP Billiton Ltd	2,583,723
115,568		Brambles Ltd	910,979
50,019		Commonwealth Bank of Australia	3,247,554
33,297		Computershare Ltd	325,308
46,308		CSL Ltd	2,850,347
1,050,502	e	Fortescue Metals Group Ltd	4,872,703
350,295		Insurance Australia Group Ltd	1,677,870
168,204	e	Leighton Holdings Ltd	2,417,451
12,589		National Australia Bank Ltd	365,982
219,424		Orica Ltd	4,516,679
3,491		REA Group Ltd	124,071
601,550	e	SP AusNet	654,220
209,941		Suncorp-Metway Ltd	2,231,739
767,142		Telstra Corp Ltd	3,452,759
9,567		Wesfarmers Ltd	351,030
311,668		Westfield Retail Trust	823,424
451,837		Westpac Banking Corp	12,177,713
117,089		Woodside Petroleum Ltd	3,829,369
132,441		Woolworths Ltd	3,948,459
		TOTAL AUSTRALIA	62,741,024

AUSTRIA - 0.4%
77,055	*,e,m	Immoeast AG.	0
44,989		OMV AG.	1,947,720
36,601		Voestalpine AG.	1,638,180
		TOTAL AUSTRIA	3,585,900

BELGIUM - 1.2%
79,729		Ageas	3,421,306
63,177		InBev NV	6,055,056
2,913		KBC Groep NV	171,809
15,070		Telenet Group Holding NV	895,312
		TOTAL BELGIUM	10,543,483

CHINA - 0.5%
1,149,000		BOC Hong Kong Holdings Ltd	3,492,098
1,166,000		Yangzijiang Shipbuilding	1,049,508
		TOTAL CHINA	4,541,606

DENMARK - 1.3%
144		AP Moller - Maersk AS (Class A)	1,541,416
670		AP Moller - Maersk AS (Class B)	7,486,398
11,352		Coloplast AS	852,767
79

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

19,393		Novo Nordisk AS	$767,672
11,153		TrygVesta AS	1,065,051
		TOTAL DENMARK	11,713,304

FINLAND - 1.1%
101,284	e	Kone Oyj (Class B)	4,110,185
72,362	e	Neste Oil Oyj	1,291,689
425,834		Stora Enso Oyj (R Shares)	3,974,424
55,098		UPM-Kymmene Oyj	843,916
		TOTAL FINLAND	10,220,214

FRANCE - 9.7%
184,464	*,e	Alcatel S.A.	737,795
6,426		Atos Origin S.A.	561,960
423,685		AXA S.A.	11,113,658
10,976		BNP Paribas	847,403
97,812	e	Cap Gemini S.A.	6,653,559
16,447		Carrefour S.A.	565,158
57,602		CNP Assurances	1,127,025
193,208		Electricite de France	6,558,738
90,635		Gaz de France	2,000,629
27,079		Groupe Eurotunnel S.A.	298,555
14,633		Imerys S.A.	1,189,830
43,893		Lafarge S.A.	3,146,151
84,162		Michelin (C.G.D.E.) (Class B)	8,853,026
94,945		Natixis	556,961
97,911		Renault S.A.	8,505,431
104,717		Safran S.A.	7,441,843
37,228		Sanofi-Aventis	3,639,442
5,898		Schneider Electric S.A.	474,117
48,529		SCOR	1,572,168
1,828		Thales S.A.	118,956
144,688		Total S.A.	8,254,686
23,586		Valeo S.A.	2,631,851
154,483		Vinci S.A.	10,101,523
		TOTAL FRANCE	86,950,465

GERMANY - 8.8%
76,015		Allianz AG.	12,636,760
126,083		BASF AG.	13,479,768
23,492		Bayer AG.	3,091,681
2,358		Bayerische Motoren Werke AG.	255,969
48,866		Continental AG.	10,487,372
87,424		Daimler AG. (Registered)	7,302,160
1,022		Fresenius SE	159,536
31,585		Hannover Rueckversicherung AG.	2,505,632
21,408		Henkel KGaA (Preference)	2,317,336
6,678		Kabel Deutschland Holding AG.	877,424
9,289		Merck KGaA	1,438,320
110,043		Metro AG.	4,524,191
47,430		Muenchener Rueckver AG.	9,774,390
105,684		ProSiebenSat. Media AG.	4,734,289
80

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

8,165		SAP AG.	$624,701
20,848	e	Siemens AG.	2,637,563
26,312	e	Suedzucker AG.	655,738
125,789		Telefonica Deutschland Holding AG.	1,002,139
1,955		Volkswagen AG.	473,415
		TOTAL GERMANY	78,978,384

HONG KONG - 2.4%
430,000	*	Galaxy Entertainment Group Ltd	4,203,070
190,700	e	Hang Seng Bank Ltd	2,993,681
377,000		Hong Kong Electric Holdings Ltd	2,826,955
38,000		Hutchison Whampoa Ltd	470,589
110,000		Hysan Development Co Ltd	433,662
315,000		Link REIT	1,424,334
689,000		SJM Holdings Ltd	2,135,591
236,500	e	Swire Pacific Ltd (Class A)	2,548,349
561,000		Wharf Holdings Ltd	3,818,962
315,500		Yue Yuen Industrial Holdings	973,412
		TOTAL HONG KONG	21,828,605

IRELAND - 0.2%
2,465,707	*	Bank of Ireland	976,070
55,317		James Hardie Industries NV	625,230
4,116		Kerry Group plc (Class A)	277,007
		TOTAL IRELAND	1,878,307

ISRAEL - 0.5%
102,068		Bank Hapoalim Ltd	530,012
1,524		Delek Group Ltd	543,738
37,436		Israel Chemicals Ltd	306,027
22,509		Mizrahi Tefahot Bank Ltd	274,134
57,106		Teva Pharmaceutical Industries Ltd	2,545,262
		TOTAL ISRAEL	4,199,173

ITALY - 1.9%
287,005		Autostrade S.p.A.	6,528,039
363,837		ENI S.p.A.	8,262,241
318,538		UniCredit S.p.A	2,384,292
		TOTAL ITALY	17,174,572

JAPAN - 20.2%
123,000		Aeon Co Ltd	1,533,691
87,600		Aisin Seiki Co Ltd	3,225,471
23,500		Alfresa Holdings Corp	1,335,246
286,000		Asahi Kasei Corp	2,164,156
13,500		Casio Computer Co Ltd	145,867
37,800		Central Japan Railway Co	4,142,094
135,000		Chubu Electric Power Co, Inc	1,600,020
67,700		Chugoku Electric Power Co, Inc	878,678
49,500		Coca-Cola West Japan Co Ltd	969,986
272,000		Dai Nippon Printing Co Ltd	2,684,923
81

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

41,800	*	Daihatsu Motor Co Ltd	$651,913
29,800		Daikin Industries Ltd	1,709,321
372,000		Daiwa House Industry Co Ltd	7,056,092
808,000		Daiwa Securities Group, Inc	7,493,718
122,300		Denso Corp	6,289,708
4,800		Electric Power Development Co	142,207
529,000		Fuji Electric Holdings Co Ltd	2,291,714
209,200		Fuji Folms Holdings Corp	6,096,489
86,000		Fuji Heavy Industries Ltd	2,344,490
362,000		Fukuoka Financial Group, Inc	1,508,317
340,900		Hino Motors Ltd	4,960,729
398,000		Hitachi Ltd	3,034,111
6,700		Honda Motor Co Ltd	251,137
188,800		Hoya Corp	5,217,258
297,000		Ishikawajima-Harima Heavy Industries Co Ltd	1,346,775
313		Japan Retail Fund Investment Corp	628,873
161,200		Japan Tobacco, Inc	4,976,153
9,700		Kakaku.com, Inc	183,416
53,100		KDDI Corp	2,923,800
308,000		Kirin Brewery Co Ltd	4,188,710
40,000		Kubota Corp	615,651
115,100		Kuraray Co Ltd	1,290,382
11,500		LIXIL Group Corp	296,279
160,000		Marubeni Corp	1,116,198
33,400		Maruichi Steel Tube Ltd	868,757
106,500		Mediceo Paltac Holdings Co Ltd	1,555,176
11,000		Mitsubishi Corp	202,247
1,019,000		Mitsubishi Materials Corp	3,420,838
170,800		Mitsubishi UFJ Financial Group, Inc	1,026,811
63,000		Mitsui Sumitomo Insurance Group Holdings, Inc	1,459,659
4,023,000		Mizuho Financial Group, Inc	8,526,027
130,900		Namco Bandai Holdings, Inc	2,970,692
64,000		NGK Spark Plug Co Ltd	1,476,450
83,200		NHK Spring Co Ltd	850,467
588,000		Nippon Electric Glass Co Ltd	2,647,834
11,000		Nippon Paint Co Ltd	180,809
27,900		Nippon Telegraph & Telephone Corp	1,493,267
108,300		NKSJ Holdings, Inc	2,818,544
56,600		NOK Corp	911,856
46,100		NTT DoCoMo, Inc	738,098
22,000		OJI Paper Co Ltd	103,668
182,600		ORIX Corp	2,769,699
136,900		Otsuka Holdings KK	4,188,809
56,400		Resona Holdings, Inc	297,289
249,000		Ricoh Co Ltd	2,616,565
28,200		Rohm Co Ltd	1,405,336
42,100		Secom Co Ltd	2,365,160
39,000		Sekisui Chemical Co Ltd	449,505
202,000		Sekisui House Ltd	2,786,061
163,100		Shionogi & Co Ltd	3,322,767
57,400		Showa Shell Sekiyu KK	546,246
19,600		Softbank Corp	1,418,977
82

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

143,000		Sumitomo Metal Mining Co Ltd	$1,850,234
212,200		Sumitomo Mitsui Financial Group, Inc	9,830,403
358,000		Tokyo Gas Co Ltd	1,775,442
185,000		TonenGeneral Sekiyu KK	1,612,238
151,000		Toto Ltd	2,388,380
21,400		Toyo Seikan Kaisha Ltd	379,592
55,900		Toyota Industries Corp	2,554,174
303,200		Toyota Motor Corp	17,348,985
108,900		West Japan Railway Co	4,460,776
		TOTAL JAPAN	180,911,411

NETHERLANDS - 3.9%
94,493		Aegon NV	823,654
10,219		Akzo Nobel NV	734,971
451,482		Koninklijke Ahold NV	7,515,038
248,273		Royal Dutch Shell plc (A Shares)	8,600,569
162,424		Royal Dutch Shell plc (B Shares)	5,941,007
233,784		Unilever NV	8,722,893
67,028		Ziggo NV	2,911,016
		TOTAL NETHERLANDS	35,249,148

NEW ZEALAND - 0.1%
55,735		Contact Energy Ltd	232,238
24,727		Ryman Healthcare Ltd	157,922
		TOTAL NEW ZEALAND	390,160

NORWAY - 1.0%
61,959		Statoil ASA	1,468,469
195,986		Telenor ASA	4,077,240
82,090		Yara International ASA	3,390,111
		TOTAL NORWAY	8,935,820

SINGAPORE - 1.3%
382,000	e	CapitaMalls Asia Ltd	525,163
571,000		ComfortDelgro Corp Ltd	862,946
282,000	e	DBS Group Holdings Ltd	3,641,880
411,000		Keppel Corp Ltd	3,347,028
297,000		SembCorp Industries Ltd	1,219,324
231,000		Singapore Exchange Ltd	1,237,060
161,000		United Overseas Land Ltd	737,356
		TOTAL SINGAPORE	11,570,757

SPAIN - 3.3%
281,878	e	Abertis Infraestructuras S.A. (Continuous)	6,290,143
105,938	e	Amadeus IT Holding S.A.	4,190,688
50,613		Banco Bilbao Vizcaya Argentaria S.A.	603,752
293,375		Banco Santander Central Hispano S.A.	2,523,959
1,452,977		Criteria Caixacorp S.A.	8,904,901
280,155		Gas Natural SDG S.A.	6,923,629
11,622		Telefonica S.A.	178,995
		TOTAL SPAIN	29,616,067
83

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

SWEDEN - 3.4%
297,231	Ericsson (LM) (B Shares)	$3,639,551
354,308	Nordea Bank AB	4,727,887
720,613	Skandinaviska Enskilda Banken AB (Class A)	9,284,868
216,530	Swedbank AB (A Shares)	5,650,271
1,000,849	TeliaSonera AB	7,412,342
	TOTAL SWEDEN	30,714,919

SWITZERLAND - 8.6%
107,499	ABB Ltd	2,673,857
60,366	Actelion Ltd	5,667,695
1,332	Givaudan S.A.	1,969,654
262	Lindt & Spruengli AG.	1,176,132
160,537	Nestle S.A.	11,634,325
250,341	Novartis AG.	19,787,157
73,646	Roche Holding AG.	20,205,926
109,610	Swiss Re Ltd	9,459,458
6,063	Swisscom AG.	3,330,522
32,483	UBS AG.	644,277
1,794	Zurich Financial Services AG.	520,154
	TOTAL SWITZERLAND	77,069,157

UNITED KINGDOM - 20.2%
425,783	Aberdeen Asset Management plc	2,730,961
37,285	Acergy S.A.	640,280
121,495	Antofagasta plc	1,689,181
66,734	ARM Holdings plc	1,018,726
201,656	AstraZeneca plc (ADR)	12,805,156
1,023,740	BAE Systems plc	7,222,361
105,122	Barclays plc	469,291
23,581	BG Group plc	396,347
398,458	BHP Billiton plc	11,730,035
354,611	BP plc (ADR)	16,627,710
105,827	British American Tobacco plc	5,049,820
214,847	British Sky Broadcasting plc	3,093,915
773,750	BT Group plc	4,872,361
14,121	Croda International plc	558,591
114,394	Diageo plc	3,392,488
169,607	easyJet plc	4,581,029
594,175	GKN plc	3,844,241
164,467	GlaxoSmithKline plc	4,227,484
7,855	Hargreaves Lansdown plc	191,595
1,438,234	HSBC Holdings plc	14,758,778
675,891	International Consolidated Airlines	4,624,070
210,056	ITV plc	677,830
689,162	J Sainsbury plc	3,902,968
57,121	Johnson Matthey plc	3,027,793
1,776,864	Legal & General Group plc	6,275,414
202,465	Lloyds TSB Group plc	276,110
607,396	National Grid plc	7,862,491
50,690	Next plc	5,199,129
84

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

1,400,339		Old Mutual plc	$3,962,816
552,556		Prudential plc	11,123,034
145,826		Reckitt Benckiser Group plc	10,918,375
221,309		Reed Elsevier plc	3,223,567
110,407		Rexam plc	893,341
5,392		Rio Tinto plc	286,792
118,451		Sage Group plc	794,310
177,739		Tate & Lyle plc	2,210,481
299,943		Vodafone Group plc (ADR)	11,115,887
1,057,910		WM Morrison Supermarkets plc	4,168,909
13,405		WPP plc	280,868
		TOTAL UNITED KINGDOM	180,724,535

UNITED STATES - 0.7%
100,000	d	iShares MSCI EAFE Index Fund	6,361,000
		TOTAL UNITED STATES	6,361,000

		TOTAL COMMON STOCKS	875,898,011
		(Cost $754,478,995)
RIGHTS / WARRANTS - 0.0%
SPAIN - 0.0%
260,544	m	Banco Santander S.A.	52,128
		TOTAL SPAIN	52,128

		TOTAL RIGHTS / WARRANTS	52,128
		(Cost $54,178)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.0%
GOVERNMENT AGENCY DEBT - 1.2%
$10,000,000	d	Federal Home Loan Bank (FHLB)	0.065%	04/25/14	9,999,100
		TOTAL GOVERNMENT AGENCY DEBT			9,999,100

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.8%
25,460,674	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			25,460,674
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			25,460,674
		TOTAL SHORT-TERM INVESTMENTS			35,459,774
		(Cost $35,459,175)

		TOTAL INVESTMENTS - 101.7%			911,409,913
		(Cost $789,992,348)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(15,244,164)
		NET ASSETS - 100.0%			$896,165,749
85

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,874,605.
m	Indicates a security that has been deemed illiquid.
86

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2014

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$234,472,882	26.2%
CONSUMER DISCRETIONARY	111,028,719	12.4
INDUSTRIALS	104,988,127	11.7
CONSUMER STAPLES	89,053,944	9.9
HEALTH CARE	88,598,365	9.9
MATERIALS	71,715,536	8.0
ENERGY	59,962,309	6.7
TELECOMMUNICATION SERVICES	44,927,403	5.0
INFORMATION TECHNOLOGY	39,747,607	4.4
UTILITIES	31,455,247	3.5
SHORT - TERM INVESTMENTS	35,459,774	4.0
OTHER ASSETS & LIABILITIES, NET	(15,244,164)	(1.7)

NET ASSETS	$896,165,749	100.0%

87

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUSTRALIA - 8.2%
198,109		Amcor Ltd	$1,858,324
273,668		BHP Billiton Ltd	8,739,662
1,200,244	e	Fortescue Metals Group Ltd	5,567,274
122,234	e	Iluka Resources Ltd	933,164
165,458		Newcrest Mining Ltd	1,364,730
		TOTAL AUSTRALIA	18,463,154

CANADA - 7.9%
40,259		Agrium, Inc (Toronto)	3,510,259
13,654		Canadian Pacific Railway Ltd (Toronto)	2,069,891
72,363		Goldcorp, Inc	1,805,583
24,700		Keyera Facilities Income Fund	1,463,704
69,282	e	Peyto Energy Trust	2,030,406
56,996		Potash Corp of Saskatchewan (Toronto)	1,787,026
76,396		Suncor Energy, Inc	2,509,836
139,114	e	Talisman Energy, Inc (Toronto)	1,497,622
23,778	*,e	Tourmaline Oil Corp	1,005,348
		TOTAL CANADA	17,679,675

CHILE - 0.7%
60,968		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,529,743
		TOTAL CHILE	1,529,743

CHINA - 0.4%
533,000		Nine Dragons Paper Holdings Ltd	455,230
781,500		Zhaojin Mining Industry Co Ltd	456,005
		TOTAL CHINA	911,235

FINLAND - 1.4%
345,899		Stora Enso Oyj (R Shares)	3,228,369
		TOTAL FINLAND	3,228,369

FRANCE - 2.3%
90,894		Total S.A.	5,185,651
		TOTAL FRANCE	5,185,651

GERMANY - 1.5%
22,494		Fuchs Petrolub AG. (Preference)	2,024,413
48,211		K&S AG.	1,443,811
		TOTAL GERMANY	3,468,224

HONG KONG - 0.2%
746,000		Lee & Man Paper Manufacturing Ltd	499,510
		TOTAL HONG KONG	499,510
88

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

INDIA - 1.0%
116,565		Britannia Industries Ltd	$1,642,249
100,170		Kaveri Seed Co Ltd	668,679
		TOTAL INDIA	2,310,928

INDONESIA - 1.2%
7,856,800		PT Charoen Pokphand Indonesia Tbk	2,650,334
		TOTAL INDONESIA	2,650,334

JAPAN - 2.2%
854,700		Nippon Steel Corp	2,592,502
224,000		OJI Paper Co Ltd	1,055,525
93,000		Sumitomo Metal Mining Co Ltd	1,203,299
		TOTAL JAPAN	4,851,326

JERSEY, C.I. - 1.0%
31,614		Randgold Resources Ltd	2,173,105
		TOTAL JERSEY, C.I.	2,173,105

KOREA, REPUBLIC OF - 0.3%
2,363		Korea Zinc Co Ltd	752,329
		TOTAL KOREA, REPUBLIC OF	752,329

LUXEMBOURG - 0.3%
32,601	e	Tenaris S.A.	727,261
		TOTAL LUXEMBOURG	727,261

MALAYSIA - 1.7%
292,800		Asiatic Development BHD	903,730
231,100		Kuala Lumpur Kepong BHD	1,618,257
135,200		Petronas Dagangan BHD	1,238,195
		TOTAL MALAYSIA	3,760,182

MEXICO - 0.6%
114,948		Fresnillo plc	1,435,616
		TOTAL MEXICO	1,435,616

NETHERLANDS - 1.5%
30,636	*	Constellium NV	793,779
71,134		Royal Dutch Shell plc (B Shares)	2,601,879
		TOTAL NETHERLANDS	3,395,658

NORWAY - 0.7%
35,595		Yara International ASA	1,469,984
		TOTAL NORWAY	1,469,984

POLAND - 0.7%
44,616		KGHM Polska Miedz S.A.	1,546,475
		TOTAL POLAND	1,546,475
89

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

RUSSIA - 0.7%
12,356		NovaTek OAO (GDR)	$1,508,189
		TOTAL RUSSIA	1,508,189

SOUTH AFRICA - 1.7%
122,491		AngloGold Ashanti Ltd	1,783,907
25,225		Assore Ltd	911,430
24,377		Sasol Ltd	1,172,917
		TOTAL SOUTH AFRICA	3,868,254

SWEDEN - 0.4%
31,223		Svenska Cellulosa AB (B Shares)	887,838
		TOTAL SWEDEN	887,838

SWITZERLAND - 5.0%
750		SGS S.A.	1,695,821
27,098		Syngenta AG.	9,580,008
		TOTAL SWITZERLAND	11,275,829

UNITED ARAB EMIRATES - 0.9%
222,279		Dragon Oil plc	2,142,884
		TOTAL UNITED ARAB EMIRATES	2,142,884

UNITED KINGDOM - 11.1%
207,118		Antofagasta plc	2,879,623
58,371		BG Group plc	981,095
347,536		BHP Billiton plc	10,230,964
249,724		BP plc	1,957,099
167,034		Rio Tinto plc	8,884,266
		TOTAL UNITED KINGDOM	24,933,047

UNITED STATES - 46.0%
13,554		Alliance Holdings GP LP	847,532
187,633		Archer Daniels Midland Co	7,407,751
20,379		Ball Corp	1,043,201
27,700		Bunge Ltd	2,098,552
43,724		Cabot Oil & Gas Corp	1,748,085
24,078		CF Industries Holdings, Inc	5,558,647
31,279		Chevron Corp	3,491,675
7,269		Cimarex Energy Co	712,217
126,667	e	Cliffs Natural Resources, Inc	2,447,206
13,777		Compass Minerals International, Inc	1,083,148
52,649		ConocoPhillips	3,419,553
21,285		Consol Energy, Inc	794,995
26,766	e	Continental Resources, Inc	2,949,613
14,000		Deere & Co	1,203,440
18,503		EOG Resources, Inc	3,057,436
25,321		Equitable Resources, Inc	2,350,042
140,607		Exxon Mobil Corp	12,958,341
30,290		FMC Corp	2,139,383
90

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

147,485	*	Graphic Packaging Holding Co	$1,401,107
68,982		International Paper Co	3,293,201
30,085		LyondellBasell Industries AF S.C.A	2,369,495
35,799		Magellan Midstream Partners LP	2,379,202
156,436		Monsanto Co	16,668,256
29,017		Mosaic Co	1,295,899
7,331		NewMarket Corp	2,454,859
29,492		Oasis Petroleum, Inc	1,233,060
24,128		Occidental Petroleum Corp	2,112,889
23,452		Packaging Corp of America	1,514,999
15,000		Phillips 66	1,096,350
57,695	*	RSP Permian, Inc	1,179,863
164,026		Southern Copper Corp (NY)	4,589,447
30,420	*	Southwestern Energy Co	1,237,790
26,399		Tractor Supply Co	1,755,797
47,777	*	Ultra Petroleum Corp	1,144,259
45,022	e	United States Steel Corp	1,175,524
32,202	e	Western Refining, Inc	1,259,420
		TOTAL UNITED STATES	103,472,234

		TOTAL COMMON STOCKS	224,127,034
		(Cost $211,506,057)

SHORT-TERM INVESTMENTS - 7.1%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.1%
16,034,713	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	16,034,713
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	16,034,713
		TOTAL SHORT-TERM INVESTMENTS	16,034,713
		(Cost $16,034,713)

		TOTAL INVESTMENTS - 106.7%	240,161,747
		(Cost $227,540,770)
		OTHER ASSETS & LIABILITIES, NET - (6.7)%	(15,142,084)
		NET ASSETS - 100.0%	$225,019,663

Abbreviation(s):
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,400,307.
91

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2014

SECTOR	VALUE	% OF NET ASSETS
MATERIALS	$129,530,287	57.6%
ENERGY	69,994,408	31.1
CONSUMER STAPLES	17,877,390	7.9
INDUSTRIALS	4,969,152	2.2
CONSUMER DISCRETIONARY	1,755,797	0.8
SHORT - TERM INVESTMENTS	16,034,713	7.1
OTHER ASSETS & LIABILITIES, NET	(15,142,084)	(6.7)

NET ASSETS	$225,019,663	100.0%

92

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%

FRANCE - 21.8%
3,044,909		Accor S.A.	$145,150,796
59,391	e	Atos Origin S.A.	5,193,804
898,861		BNP Paribas	69,396,643
2,021,079		Bouygues S.A.	77,249,521
1,932,579		Compagnie de Saint-Gobain	101,349,283
419,116		Compagnie Generale d’Optique Essilor International S.A.	42,057,745
133,943		Eiffage S.A.	7,776,413
77,372		Nexity	3,089,792
172,351	*	Numericable SAS	6,522,539
1,279,574		Renault S.A.	111,155,313
1,563,708		Rexel S.A.	40,175,921
541,630	e	Safran S.A.	38,491,604
968,475		Societe Television Francaise 1	17,894,690
29,731		Technip S.A.	2,535,145
149,833		Vinci S.A.	9,797,464
3,295,741		Vivendi Universal S.A.	88,471,187
		TOTAL FRANCE	766,307,860

GERMANY - 7.6%
717,991		Bayer AG.	94,491,692
363,270		Henkel KGaA (Preference)	39,322,629
1,152,370		Lanxess AG.	75,518,850
772,883		SAP AG.	59,132,990
		TOTAL GERMANY	268,466,161

GREECE - 4.8%
2,628,329	*	Hellenic Telecommunications Organization S.A.	38,423,476
11,024,989	*	National Bank of Greece S.A.	48,809,748
34,255,839	*	Piraeus Bank S.A.	80,772,871
		TOTAL GREECE	168,006,095

HONG KONG - 0.0%
18,045		Hong Kong Exchanges and Clearing Ltd	282,938
		TOTAL HONG KONG	282,938

INDIA - 6.6%
535,861		Eicher Motors Ltd	39,736,075
5,214,755		HDFC Bank Ltd	52,436,490
3,332,925		IndusInd Bank Ltd	20,452,861
885,890	*	Just Dial Ltd	20,059,753
4,164,073		Larsen & Toubro Ltd	65,507,464
8,906,281		Mahindra & Mahindra Financial Services Ltd	34,472,534
		TOTAL INDIA	232,665,177
93

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INDONESIA - 0.6%
36,788,000		PT Indofood Sukses Makmur Tbk	$21,030,116
		TOTAL INDONESIA	21,030,116

JAPAN - 13.8%
57,800		Daikin Industries Ltd	3,315,395
972,000		Daiwa House Industry Co Ltd	18,436,884
267,458		Denso Corp	13,754,968
307,200		Don Quijote Co Ltd	18,829,450
4,750		Fanuc Ltd	769,783
42,000		Fast Retailing Co Ltd	15,278,691
2,171,400		Hoya Corp	60,003,994
2,168,000		J Front Retailing Co Ltd	14,451,498
34,697		Kao Corp	1,099,959
25,830		Komatsu Ltd	545,241
696,200		Matsui Securities Co Ltd	7,883,073
23,185,000		Mazda Motor Corp	111,198,611
32,057		Mitsubishi Corp	589,404
241,984		Mitsubishi Electric Corp	2,733,259
363,000		Mitsubishi Heavy Industries Ltd	2,343,231
1,240,147		Mitsubishi UFJ Financial Group, Inc	7,455,486
24,000		Mitsui Trust Holdings, Inc	113,859
58,647	*	Nomura Holdings, Inc	407,480
2,381,675		Olympus Corp	69,978,955
261,000		Oriental Land Co Ltd	39,607,871
1,363,000	e	Sekisui House Ltd	18,799,013
512,450		Sony Corp	8,028,548
73,250		Sumitomo Corp	912,719
8,635,000		Sumitomo Heavy Industries Ltd	39,982,249
16,000		Sumitomo Metal Mining Co Ltd	207,019
13,000		Suruga Bank Ltd	219,546
504,100		Toyota Motor Corp	28,844,404
		TOTAL JAPAN	485,790,590

MEXICO - 0.1%
335,800		Grupo Financiero Banorte S.A. de C.V.	2,119,653
		TOTAL MEXICO	2,119,653

NETHERLANDS - 1.8%
120,615		ASML Holding NV	10,206,720
3,984,306	*	ING Groep NV	52,620,664
5,863		Royal Dutch Shell plc (A Shares)	203,103
		TOTAL NETHERLANDS	63,030,487

SINGAPORE - 1.0%
34,578,000		Genting International plc	37,234,067
		TOTAL SINGAPORE	37,234,067

SPAIN - 1.9%
5,561,501		Banco Bilbao Vizcaya Argentaria S.A.	66,341,993
		TOTAL SPAIN	66,341,993
94

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

SWEDEN - 8.9%
6,784,924	e	SKF AB (B Shares)	$179,559,799
1,562,964		Trelleborg AB (B Shares)	31,155,489
7,714,772		Volvo AB (B Shares)	102,004,168
		TOTAL SWEDEN	312,719,456

SWITZERLAND - 7.8%
1,726,662		Adecco S.A.	135,623,325
98,009	e	Burckhardt Compression Holding AG.	44,185,936
2,229,225		Clariant AG.	42,002,211
396,969		Swatch Group AG. (Registered)	40,650,427
630,718		UBS AG.	12,509,837
		TOTAL SWITZERLAND	274,971,736

UNITED KINGDOM - 20.8%
605,510		ARM Holdings plc	9,243,396
196,473		Barclays plc	877,104
114,094		BG Group plc	1,917,682
16,335,619		British Sky Broadcasting plc	235,241,937
3,188,555		Drax Group plc	42,502,299
3,928,382		Filtrona plc	53,470,787
31,564,112		Lloyds TSB Group plc	43,045,259
19,823,357		Man Group plc	26,542,494
8,418,293	*,e	Ocado Ltd	72,229,524
609,369		Reckitt Benckiser Group plc	45,625,057
12,756		Rio Tinto plc	678,471
7,800,650	*	Royal Mail plc	76,404,271
10,096,701		Tate & Lyle plc	125,569,310
		TOTAL UNITED KINGDOM	733,347,591

		TOTAL COMMON STOCKS	3,432,313,920
		(Cost $3,208,749,242)

RIGHTS / WARRANTS - 0.1%
GREECE - 0.1%
3,804,310		Piraeus Bank S.A.	3,950,771
		TOTAL GREECE	3,950,771

		TOTAL RIGHTS / WARRANTS	3,950,771
		(Cost $3,149,713)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0.5%
$18,200,000	Federal Home Loan Bank (FHLB)	0.065%	04/25/14	18,198,362
	TOTAL GOVERNMENT AGENCY DEBT			18,198,362
95

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
32,496,009	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$32,496,009
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	32,496,009
		TOTAL SHORT-TERM INVESTMENTS	50,694,371
		(Cost $50,693,282)

		TOTAL INVESTMENTS - 99.0%	3,486,959,062
		(Cost $3,262,592,237)
		OTHER ASSETS & LIABILITIES, NET - 1.0%	34,914,182
		NET ASSETS - 100.0%	$3,521,873,244

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,501,229.
96

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2014

		% OF
SECTOR	VALUE	NET ASSETS
INDUSTRIALS	$1,000,208,014	28.4%
CONSUMER DISCRETIONARY	937,962,139	26.6
FINANCIALS	549,148,188	15.6
CONSUMER STAPLES	232,647,071	6.6
HEALTH CARE	206,528,392	5.9
MATERIALS	171,877,338	4.9
INFORMATION TECHNOLOGY	163,840,657	4.7
TELECOMMUNICATION SERVICES	126,894,663	3.6
UTILITIES	42,502,299	1.2
ENERGY	4,655,930	0.1
SHORT - TERM INVESTMENTS	50,694,371	1.4
OTHER ASSETS & LIABILITIES, NET	34,914,182	1.0

NET ASSETS	$3,521,873,244	100.0%
97

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.4%

AUSTRALIA - 3.8%
397,589		Australia & New Zealand Banking Group Ltd	$10,472,592
497,152		BHP Billiton Ltd	15,876,685
310,824		Crown Ltd	4,536,411
95,441		National Australia Bank Ltd	2,774,622
		TOTAL AUSTRALIA	33,660,310

BELGIUM - 0.9%
114,056		UCB S.A.	8,064,866
		TOTAL BELGIUM	8,064,866

BRAZIL - 1.6%
190,700		Cia Brasileira de Distribuicao Grupo Pao de Acucar	7,342,532
1,122,400		Hypermarcas S.A.	7,092,759
		TOTAL BRAZIL	14,435,291

CANADA - 5.7%
112,069		Alimentation Couche Tard, Inc	8,268,202
135,380	e	Canadian National Railway Co	7,245,793
125,756		Dollarama, Inc	9,484,628
226,601		Suncor Energy, Inc	7,444,517
159,371		Toronto-Dominion Bank	13,782,819
196,234	e	TransForce, Inc	4,203,944
		TOTAL CANADA	50,429,903

CHINA - 3.5%
5,955,600	e	China Everbright International Ltd	7,838,035
238,819	*,e	Qunar Cayman Islands Ltd (ADR)	6,216,459
191,900		Tencent Holdings Ltd	13,454,085
6,852,600	*	Xinchen China Power Holdings Ltd	4,152,458
		TOTAL CHINA	31,661,037

FRANCE - 4.3%
155,043		BNP Paribas	11,970,108
500,931	*,e	GameLoft	4,573,849
32,970		L’Oreal S.A.	5,412,830
166,294		Teleperformance	9,722,917
115,807		Total S.A.	6,606,978
		TOTAL FRANCE	38,286,682

GERMANY - 4.4%
60,115		Allianz AG.	9,993,538
95,132		Beiersdorf AG.	9,402,752
182,431	*	Osram Licht AG.	10,662,096
98

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

213,294		Wirecard AG.	$9,322,443
		TOTAL GERMANY	39,380,829

GREECE - 0.4%
297,512		OPAP S.A.	3,847,298
		TOTAL GREECE	3,847,298

HONG KONG - 1.6%
2,131,800		AIA Group Ltd	9,826,634
26,754,700	e	REXLot Holdings Ltd	4,175,054
		TOTAL HONG KONG	14,001,688

INDIA - 0.9%
358,383	*	Just Dial Ltd	8,115,087
		TOTAL INDIA	8,115,087

INDONESIA - 0.8%
52,197,600		PT Express Transindo Utama Tbk	7,502,791
		TOTAL INDONESIA	7,502,791

IRELAND - 2.8%
335,989		CRH plc	8,637,067
152,180		Shire Ltd	7,594,760
386,626		Smurfit Kappa Group plc	9,052,936
		TOTAL IRELAND	25,284,763

ITALY - 2.8%
259,603	e	Brunello Cucinelli S.p.A	7,075,214
310,792	e	GTECH S.p.A.	9,459,867
7,205	*	Moncler S.p.A	137,209
211,754	*	Yoox S.p.A	8,008,247
		TOTAL ITALY	24,680,537

JAPAN - 14.0%
159,700		Bridgestone Corp	5,733,600
712,000		Daiwa Securities Group, Inc	6,603,376
346,300		Fuji Heavy Industries Ltd	9,440,661
85,300	e	GMO Payment Gateway, Inc	4,063,823
278,200		Hoya Corp	7,687,718
379,200	e	Infomart Corp	6,319,394
99,400	e	Jin Co Ltd	3,412,950
538,000		Kubota Corp	8,280,504
185,300		LIXIL Group Corp	4,773,963
611,200		Matsui Securities Co Ltd	6,920,618
1,505,000		Mitsui OSK Lines Ltd	6,168,973
169,500	e	MonotaRO Co Ltd	3,601,003
296,100		Next Co Ltd	2,894,596
37,700		Oriental Land Co Ltd	5,721,137
561,100		ORIX Corp	8,510,833
156,100	e	Sanrio Co Ltd	5,741,845
96,700		Sawai Pharmaceutical Co Ltd	5,740,834
99

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

155,600	e	Seria Co Ltd	$6,413,432
164,300		Sumitomo Mitsui Financial Group, Inc	7,611,382
155,800		Toyota Motor Corp	8,914,815
		TOTAL JAPAN	124,555,457

KOREA, REPUBLIC OF - 1.6%
12,145		Samsung Electronics Co Ltd	14,382,211
		TOTAL KOREA, REPUBLIC OF	14,382,211

MACAU - 1.0%
2,040,800	e	Wynn Macau Ltd	8,667,745
		TOTAL MACAU	8,667,745

NETHERLANDS - 5.1%
86,309		ASML Holding NV	7,303,667
134,061		DSM NV	8,874,134
67,976	e	Gemalto NV	7,661,421
942,705	*	ING Groep NV	12,450,290
253,780		Royal Dutch Shell plc (A Shares)	8,791,340
		TOTAL NETHERLANDS	45,080,852

NEW ZEALAND - 0.7%
178,638	*	Xero Ltd	5,988,265
		TOTAL NEW ZEALAND	5,988,265

NORWAY - 3.0%
114,447	*	Algeta ASA	6,564,732
551,409		DNB NOR Holding ASA	9,364,177
441,872		Statoil ASA	10,472,654
		TOTAL NORWAY	26,401,563

PANAMA - 0.8%
57,824		Copa Holdings S.A. (Class A)	7,557,597
		TOTAL PANAMA	7,557,597

PHILIPPINES - 1.8%
102,419,800		Megaworld Corp	8,041,588
6,113,220	*	Robinsons Retail Holdings, Inc	8,025,962
		TOTAL PHILIPPINES	16,067,550

PORTUGAL - 0.4%
2,136,000	*,e	Banco Espirito Santo S.A.	3,240,124
		TOTAL PORTUGAL	3,240,124

RUSSIA - 1.4%
613,870		Gazprom OAO (ADR)	5,055,238
149,339		Magnit OAO (GDR)	7,862,058
		TOTAL RUSSIA	12,917,296

SINGAPORE - 0.9%
7,244,500	e	Genting International plc	7,800,977
		TOTAL SINGAPORE	7,800,977
100

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 0.6%
1,660,556	e	Life Healthcare Group Holdings Pte Ltd	$5,310,304
		TOTAL SOUTH AFRICA	5,310,304

SPAIN - 1.6%
257,557	e	Amadeus IT Holding S.A.	10,188,423
80,944	e	Tecnicas Reunidas S.A.	4,253,709
		TOTAL SPAIN	14,442,132

SWEDEN - 3.5%
431,984	*,e	Fingerprint Cards AB	3,628,604
246,948		Hennes & Mauritz AB (B Shares)	10,618,632
298,850		Intrum Justitia AB	8,438,998
219,263		Kinnevik Investment AB (Series B)	8,593,847
		TOTAL SWEDEN	31,280,081

SWITZERLAND - 4.6%
98,070		Lonza Group AG.	9,837,051
217,839		Novartis AG.	17,218,173
701,768		UBS AG.	13,919,063
		TOTAL SWITZERLAND	40,974,287

TAIWAN - 3.2%
679,440		Eclat Textile Co Ltd	7,426,295
414,000		Ginko International Co Ltd	7,660,607
4,401,398		Hota Industrial Manufacturing Co Ltd	6,608,912
589,000		King Slide Works Co Ltd	6,434,372
		TOTAL TAIWAN	28,130,186

UNITED KINGDOM - 18.7%
1,459,343		Ashtead Group plc	18,907,413
53,608	*	ASOS plc	5,498,950
201,197		Aveva Group plc	7,105,161
2,537,448		Barclays plc	11,327,798
876,018		British Airways plc	5,996,464
22,543		Consort Medical plc	395,043
980,941		Countrywide plc	9,207,761
416,127	e	easyJet plc	11,239,452
6,913,923	*	Monitise plc	7,549,430
1,127,217	*	Ocado Ltd	9,671,598
270,075		PayPoint plc	4,867,673
227,504		Rightmove plc	9,465,955
190,784		SABMiller plc	8,572,001
751,080	*	Sports Direct International plc	8,417,103
209,900	*	SuperGroup plc	5,315,781
5,068,403		Taylor Woodrow plc	9,328,308
302,943		Travis Perkins plc	8,643,949
94,442		Unilever plc	3,624,680
145,200	*	WANdisco plc	2,864,329
101

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

170,693		Whitbread plc	$10,510,519
376,338		WPP plc	7,885,202
		TOTAL UNITED KINGDOM	166,394,570

		TOTAL COMMON STOCKS	858,542,279
		(Cost $818,128,726)

SHORT-TERM INVESTMENTS - 6.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.9%
61,437,853	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	61,437,853
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	61,437,853
		TOTAL SHORT-TERM INVESTMENTS	61,437,853
		(Cost $61,437,853)

		TOTAL INVESTMENTS - 103.3%	919,980,132
		(Cost $879,566,579)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%	(29,659,975)
		NET ASSETS - 100.0%	$890,320,157

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $57,591,062.
102

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2014

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$212,581,858	23.9%
FINANCIALS	164,611,170	18.5
INDUSTRIALS	142,085,937	15.9
INFORMATION TECHNOLOGY	120,207,910	13.5
HEALTH CARE	68,386,370	7.7
CONSUMER STAPLES	65,603,776	7.3
ENERGY	42,624,436	4.8
MATERIALS	42,440,822	4.8
SHORT - TERM INVESTMENTS	61,437,853	6.9
OTHER ASSETS & LIABILITIES, NET	(29,659,975)	(3.3)

NET ASSETS	$890,320,157	100.0%
103

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.1%
14,412		Allison Transmission Holdings, Inc	$414,057
25,691	*	American Axle & Manufacturing Holdings, Inc	478,366
89,048		BorgWarner, Inc	4,781,878
24,123		Cooper Tire & Rubber Co	564,478
57,229		Dana Holding Corp	1,082,773
119,326		Delphi Automotive plc	7,265,760
9,455		Dorman Products, Inc	493,173
8,623		Drew Industries, Inc	414,680
7,898	*	Federal Mogul Corp (Class A)	141,216
1,488,069		Ford Motor Co	22,261,512
6,300	*	Fox Factory Holding Corp	102,186
6,354	*	Fuel Systems Solutions, Inc	78,091
318,469	*	General Motors Co	11,490,361
53,886		Gentex Corp	1,745,367
15,191	*	Gentherm, Inc	387,067
93,892		Goodyear Tire & Rubber Co	2,221,485
85,994		Harley-Davidson, Inc	5,304,970
264,056		Johnson Controls, Inc	12,178,263
31,271		Lear Corp	2,261,831
19,110	*	Modine Manufacturing Co	250,341
4,368		Remy International, Inc	87,404
1,282		Shiloh Industries, Inc	19,333
10,146		Spartan Motors, Inc	58,339
7,102		Standard Motor Products, Inc	232,306
12,077	*	Stoneridge, Inc	137,436
9,325		Superior Industries International, Inc	169,808
23,169	*	Tenneco, Inc	1,316,926
32,323	*,e	Tesla Motors, Inc	5,863,715
16,461		Thor Industries, Inc	845,602
2,033	*	Tower International, Inc	45,194
41,872	*	TRW Automotive Holdings Corp	3,104,809
18,955	*	Visteon Corp	1,535,544
11,834	*	Winnebago Industries, Inc	283,543
		TOTAL AUTOMOBILES & COMPONENTS	87,617,814

BANKS - 3.5%
5,849		1st Source Corp	172,370
8,456		1st United Bancorp, Inc	61,391
2,221		Access National Corp	36,469
2,364		American National Bankshares, Inc	54,963
9,012	*	Ameris Bancorp	184,476
3,475		Ames National Corp	73,878
12,293		Apollo Residential Mortgage	198,655
4,132	e	Arrow Financial Corp	103,011
104

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

65,217		Associated Banc-Corp	$1,074,124
33,405		Astoria Financial Corp	442,282
3,148		Banc of California, Inc	39,980
2,576		Bancfirst Corp	139,181
11,115		Banco Latinoamericano de Exportaciones S.A. (Class E)	282,321
36,303		Bancorpsouth, Inc	855,662
17,431		Bank Mutual Corp	119,228
19,197		Bank of Hawaii Corp	1,090,006
1,840		Bank of Kentucky Financial Corp	66,111
1,613		Bank of Marin Bancorp	71,343
11,787		Bank of the Ozarks, Inc	747,296
6,216		BankFinancial Corp	56,503
24,876		BankUnited	773,644
8,283		Banner Corp	305,063
1,212		Bar Harbor Bankshares	46,165
270,766		BB&T Corp	10,129,356
31,029		BBCN Bancorp, Inc	466,986
2,577	*	BBX Capital Corp	37,779
10,034	*	Beneficial Mutual Bancorp, Inc	119,204
11,313		Berkshire Hills Bancorp, Inc	276,716
6,773		BNC Bancorp	114,938
5,227	*	BofI Holding, Inc	432,534
10,186		BOK Financial Corp	654,552
30,356		Boston Private Financial Holdings, Inc	373,075
2,675		Bridge Bancorp, Inc	65,805
2,877	*	Bridge Capital Holdings	63,438
27,051		Brookline Bancorp, Inc	240,754
5,252		Bryn Mawr Bank Corp	146,373
996		C&F Financial Corp	35,149
2,827		Camden National Corp	99,934
3,554	*	Capital Bank Financial Corp	81,920
3,380	*	Capital City Bank Group, Inc	43,129
75,020		CapitalSource, Inc	1,030,025
63,115		Capitol Federal Financial	755,487
10,394		Cardinal Financial Corp	177,218
31,797		Cathay General Bancorp	747,229
4,182		Center Bancorp, Inc	74,230
9,453		Centerstate Banks of Florida, Inc	103,983
8,232		Central Pacific Financial Corp	151,057
710		Century Bancorp, Inc	24,076
8,748		Charter Financial Corp	94,041
10,779		Chemical Financial Corp	311,298
1,372		Chemung Financial Corp	46,182
76,763		CIT Group, Inc	3,573,318
3,694		Citizens & Northern Corp	72,329
5,654	e	City Holding Co	252,281
17,782		City National Corp	1,286,528
1,548		Clifton Savings Bancorp, Inc	19,598
3,610		CNB Financial Corp	57,977
13,589		CoBiz, Inc	143,500
20,081		Columbia Banking System, Inc	524,315
71,164		Comerica, Inc	3,259,311
105

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,022		Commerce Bancshares, Inc	$1,391,996
16,220		Community Bank System, Inc	577,432
5,292		Community Trust Bancorp, Inc	214,432
2,779	*	CommunityOne Bancorp	31,958
3,357	*	CU Bancorp	57,908
19,904	e	Cullen/Frost Bankers, Inc	1,473,294
7,620	*	Customers Bancorp, Inc	154,534
36,880		CVB Financial Corp	550,250
11,236		Dime Community Bancshares	183,596
2,329	*	Doral Financial Corp	29,089
8,370	*	Eagle Bancorp, Inc	278,302
53,989		East West Bancorp, Inc	1,806,469
2,716		Enterprise Bancorp, Inc	56,167
6,884		Enterprise Financial Services Corp	128,180
4,237		ESB Financial Corp	54,488
3,960		ESSA Bancorp, Inc	44,669
8,600	*	Essent Group Ltd	215,860
30,843		EverBank Financial Corp	549,314
2,647	*	Farmers Capital Bank Corp	54,422
3,898		Federal Agricultural Mortgage Corp (Class C)	119,435
3,011		Fidelity Southern Corp	42,395
334,961		Fifth Third Bancorp	7,040,880
4,256		Financial Institutions, Inc	88,865
7,695		First Bancorp (NC)	132,585
29,812	*,e	First Bancorp (Puerto Rico)	145,781
2,602		First Bancorp, Inc	44,208
23,133		First Busey Corp	127,231
2,879		First Citizens Bancshares, Inc (Class A)	636,950
37,222		First Commonwealth Financial Corp	305,593
6,839		First Community Bancshares, Inc	110,723
5,395		First Connecticut Bancorp	83,137
2,946		First Defiance Financial Corp	75,771
25,911		First Financial Bancorp	429,604
12,857	e	First Financial Bankshares, Inc	786,463
4,196		First Financial Corp	134,985
9,814		First Financial Holdings, Inc	604,052
5,071		First Financial Northwest, Inc	52,434
96,986		First Horizon National Corp	1,140,555
6,709		First Interstate Bancsystem, Inc	172,153
11,816		First Merchants Corp	249,199
33,195		First Midwest Bancorp, Inc	530,124
1,571	*	First NBC Bank Holding Co	51,215
134,758		First Niagara Financial Group, Inc	1,164,309
2,446		First of Long Island Corp	96,788
45,283		First Republic Bank	2,197,584
22,525	*	First Security Group, Inc	46,402
62,924		FirstMerit Corp	1,280,503
7,423	*	Flagstar Bancorp, Inc	154,918
11,078		Flushing Financial Corp	227,542
55,422		FNB Corp	656,196
4,259		Fox Chase Bancorp, Inc	72,871
4,177		Franklin Financial Corp	79,405
106

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

77,849		Fulton Financial Corp	$961,435
4,921		German American Bancorp, Inc	132,670
27,378		Glacier Bancorp, Inc	723,601
3,971		Great Southern Bancorp, Inc	109,798
4,513		Guaranty Bancorp	58,488
32,474		Hancock Holding Co	1,123,600
11,875		Hanmi Financial Corp	256,144
6,024		Heartland Financial USA, Inc	151,745
6,136		Heritage Commerce Corp	49,149
4,718		Heritage Financial Corp	80,348
5,855	*	Heritage Oaks Bancorp	44,849
358		Hingham Institution for Savings	28,132
2,141	*	Home Bancorp, Inc	43,141
17,532		Home Bancshares, Inc	540,687
4,914		Home Federal Bancorp, Inc	71,253
27,085		Home Loan Servicing Solutions Ltd	555,784
3,989		HomeStreet, Inc	71,563
8,420	*	HomeTrust Bancshares, Inc	133,120
3,362		Horizon Bancorp	74,838
202,050		Hudson City Bancorp, Inc	1,826,532
6,296		Hudson Valley Holding Corp	113,202
322,960		Huntington Bancshares, Inc	2,929,247
12,002		IBERIABANK Corp	790,212
8,502		Independent Bank Corp	307,432
1,522		Independent Bank Group, Inc	77,318
20,460		International Bancshares Corp	478,969
7,007	*	Intervest Bancshares Corp	52,412
19,316		Investors Bancorp, Inc	490,047
3,901	*	Kearny Financial Corp	44,588
352,889		Keycorp	4,502,864
11,287		Lakeland Bancorp, Inc	127,204
6,729		Lakeland Financial Corp	246,483
2,173		LCNB Corp	38,267
49,299	e	M&T Bank Corp	5,497,331
8,897	*	Macatawa Bank Corp	47,154
7,844		MainSource Financial Group, Inc	127,936
21,028		MB Financial, Inc	590,887
2,590		Mercantile Bank Corp	51,826
1,433		Merchants Bancshares, Inc	42,703
3,246	*	Meridian Interstate Bancorp, Inc	76,411
121,112	*	MGIC Investment Corp	1,028,241
1,630		Middleburg Financial Corp	29,112
2,305		Midsouth Bancorp, Inc	35,751
2,098		MidWestOne Financial Group, Inc	51,569
1,196		NASB Financial, Inc	31,933
19,899		National Bank Holdings Corp	387,633
2,101		National Bankshares, Inc	76,497
49,193		National Penn Bancshares, Inc	510,623
7,292	*,e	Nationstar Mortgage Holdings, Inc	204,030
16,606		NBT Bancorp, Inc	399,208
169,986	e	New York Community Bancorp, Inc	2,752,073
9,576	*	NewBridge Bancorp	66,936
107

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,055		Northfield Bancorp, Inc	$274,144
1,920		Northrim BanCorp, Inc	46,118
39,731		Northwest Bancshares, Inc	558,618
4,407		OceanFirst Financial Corp	78,268
39,479	*	Ocwen Financial Corp	1,742,603
17,355		OFG Bancorp	253,036
40,883		Old National Bancorp	572,362
3,534	*	OmniAmerican Bancorp, Inc	79,232
23,480		Oritani Financial Corp	369,575
5,561		Pacific Continental Corp	78,410
5,144	*	Pacific Premier Bancorp, Inc	81,635
16,994	e	PacWest Bancorp	681,629
1,441	*	Palmetto Bancshares, Inc	17,508
5,749	e	Park National Corp	450,147
16,587		Park Sterling Bank	111,962
3,378		Peapack Gladstone Financial Corp	62,493
1,124		Penns Woods Bancorp, Inc	50,805
5,281	*	Pennsylvania Commerce Bancorp, Inc	104,933
4,791	*	PennyMac Financial Services, Inc	81,351
3,205		Peoples Bancorp, Inc	72,273
126,242	e	People’s United Financial, Inc	1,793,899
13,363		Pinnacle Financial Partners, Inc	436,168
204,933		PNC Financial Services Group, Inc	16,370,048
39,430	*	Popular, Inc	1,040,952
3,650	*	Preferred Bank	78,585
24,843		PrivateBancorp, Inc	710,261
22,956		Prosperity Bancshares, Inc	1,436,127
2,835		Provident Financial Holdings, Inc	42,667
22,929		Provident Financial Services, Inc	397,130
66,237	e	Radian Group, Inc	985,607
541,854		Regions Financial Corp	5,510,655
11,564		Renasant Corp	332,928
4,212		Republic Bancorp, Inc (Class A)	97,255
11,315		Rockville Financial, Inc	150,263
11,366		S&T Bancorp, Inc	265,851
5,455		S.Y. Bancorp, Inc	161,413
8,599		Sandy Spring Bancorp, Inc	214,717
4,292	*	Seacoast Banking Corp of Florida	47,856
3,841		Sierra Bancorp	60,880
18,377	*	Signature Bank	2,243,097
6,265		Simmons First National Corp (Class A)	216,330
6,753	e	Southside Bancshares, Inc	179,967
7,722		Southwest Bancorp, Inc	134,749
11,285		State Bank & Trust Co	193,312
32,387		Sterling Bancorp/DE	408,076
13,088		Sterling Financial Corp	412,272
1,570	*,e	Stonegate Mortgage Corp	23,786
4,350	*	Suffolk Bancorp	83,868
11,250	*	Sun Bancorp, Inc	35,663
210,798		SunTrust Banks, Inc	7,803,742
72,354		Susquehanna Bancshares, Inc	783,594
17,212	*	SVB Financial Group	1,931,703
108

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

375,379		Synovus Financial Corp	$1,257,520
6,490	*	Taylor Capital Group, Inc	144,922
62,519		TCF Financial Corp	1,006,556
3,666		Territorial Bancorp, Inc	83,035
15,526	*	Texas Capital Bancshares, Inc	923,331
30,360	*	TFS Financial Corp	348,533
11,214	*	The Bancorp, Inc	213,627
5,590		Tompkins Trustco, Inc	262,171
9,354	e	TowneBank	140,684
3,655		Tree.com, Inc	118,605
6,050		Trico Bancshares	149,798
2,504	*	Tristate Capital Holdings, Inc	34,405
33,241		Trustco Bank Corp NY	217,064
29,637		Trustmark Corp	704,175
13,765		UMB Financial Corp	816,127
44,848	e	Umpqua Holdings Corp	787,531
16,244		Union Bankshares Corp	374,749
22,239	e	United Bankshares, Inc	664,724
15,479	*	United Community Banks, Inc	258,190
14,925	*	United Community Financial Corp	52,685
6,425		United Financial Bancorp, Inc	113,915
6,493		Univest Corp of Pennsylvania	121,939
713,696		US Bancorp	28,355,142
79,696	e	Valley National Bancorp	772,254
18,364		ViewPoint Financial Group	452,122
10,131	*	Virginia Commerce Bancorp	164,730
6,380	*	Walker & Dunlop, Inc	89,575
4,649		Washington Banking Co	82,706
43,667		Washington Federal, Inc	955,434
5,261		Washington Trust Bancorp, Inc	173,297
34,448		Webster Financial Corp	1,045,152
1,865,405		Wells Fargo & Co	84,577,463
9,847		WesBanco, Inc	281,230
4,720		West Bancorporation, Inc	69,809
10,270	e	Westamerica Bancorporation	506,927
28,095	*	Western Alliance Bancorp	629,890
7,986		Westfield Financial, Inc	59,576
22,499		Wilshire Bancorp, Inc	224,090
14,529		Wintrust Financial Corp	636,806
3,011		WSFS Financial Corp	216,190
5,513	*	Yadkin Financial Corp	103,093
70,495		Zions Bancorporation	2,026,731
		TOTAL BANKS	269,822,965

CAPITAL GOODS - 8.5%
265,126		3M Co	33,986,502
29,684		A.O. Smith Corp	1,401,678
10,369		Aaon, Inc	307,545
14,311		AAR Corp	381,388
18,679	*	Accuride Corp	71,167
10,671		Aceto Corp	227,506
28,945		Actuant Corp (Class A)	990,498
109

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,604		Acuity Brands, Inc	$2,109,372
40,017	*	Aecom Technology Corp	1,147,287
17,209	*	Aegion Corp	353,129
7,897	*	Aerovironment, Inc	235,489
36,731		AGCO Corp	1,958,864
26,738		Air Lease Corp	841,712
26,219		Aircastle Ltd	495,277
2,787		Alamo Group, Inc	139,963
10,576		Albany International Corp (Class A)	365,612
37,976	*	Allegion plc	1,874,116
12,317		Alliant Techsystems, Inc	1,769,953
12,909		Altra Holdings, Inc	404,826
7,666	*	Ameresco, Inc	75,587
5,930	e	American Railcar Industries, Inc	290,096
4,637		American Science & Engineering, Inc	317,124
20,793	*,e	American Superconductor Corp	31,189
3,969	*	American Woodmark Corp	139,352
91,663		Ametek, Inc	4,529,985
3,985		Ampco-Pittsburgh Corp	70,973
9,213	*	API Technologies Corp	30,495
12,974		Apogee Enterprises, Inc	438,521
16,487		Applied Industrial Technologies, Inc	833,253
5,143		Argan, Inc	146,113
9,943		Armstrong World Industries, Inc	553,626
48,530	*	ArvinMeritor, Inc	532,859
9,449		Astec Industries, Inc	351,503
7,720	*	Astronics Corp	467,639
864	*	Astronics Corp (Class B)	51,900
9,722		AZZ, Inc	406,477
42,867		Babcock & Wilcox Co	1,469,481
19,306		Barnes Group, Inc	722,817
37,716	*	BE Aerospace, Inc	2,997,291
18,664	*	Beacon Roofing Supply, Inc	705,313
17,382	*	Blount International, Inc	222,837
7,295	*	Bluelinx Holdings, Inc	11,599
293,722		Boeing Co	36,791,618
17,419		Brady Corp (Class A)	476,584
17,803		Briggs & Stratton Corp	375,109
18,279	*	Builders FirstSource, Inc	147,146
6,609	*	CAI International, Inc	136,740
154,005	*,e	Capstone Turbine Corp	249,488
24,252		Carlisle Cos, Inc	1,807,502
251,608		Caterpillar, Inc	23,628,507
11,724	*	Chart Industries, Inc	1,001,699
38,344		Chicago Bridge & Iron Co NV	2,875,417
6,684		CIRCOR International, Inc	481,382
18,991		Clarcor, Inc	1,052,481
3,243		Coleman Cable, Inc	85,096
32,861	*	Colfax Corp	1,979,875
7,576	*	Columbus McKinnon Corp	187,279
14,302		Comfort Systems USA, Inc	243,706
11,607	*	Commercial Vehicle Group, Inc	92,856
110

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,503		Crane Co	$1,168,649
6,626		Cubic Corp	328,186
72,348		Cummins, Inc	9,186,749
17,096		Curtiss-Wright Corp	1,050,036
232,212		Danaher Corp	17,274,251
149,601		Deere & Co	12,859,702
27,840	*	DigitalGlobe, Inc	1,062,931
56,064		Donaldson Co, Inc	2,313,201
8,590		Douglas Dynamics, Inc	124,727
65,664		Dover Corp	5,683,876
4,040	*	Ducommun, Inc	115,140
4,207	*	DXP Enterprises, Inc	404,040
12,599	*	Dycom Industries, Inc	350,630
6,057		Dynamic Materials Corp	132,224
182,354		Eaton Corp	13,328,254
25,620		EMCOR Group, Inc	1,089,106
277,191		Emerson Electric Co	18,277,975
9,111		Encore Wire Corp	465,481
25,645	*	Energy Recovery, Inc	109,761
18,377		EnerSys	1,250,739
6,454	*	Engility Holdings, Inc	247,253
5,804	*,e	Enphase Energy, Inc	42,950
9,371	*,e	EnPro Industries, Inc	679,772
1,465	*,e	Erickson Air-Crane, Inc	28,304
9,475		ESCO Technologies, Inc	330,677
11,455	*	Esterline Technologies Corp	1,179,292
78,015		Exelis, Inc	1,528,314
113,641	e	Fastenal Co	4,992,249
23,562	*	Federal Signal Corp	290,284
12,528	*	Flow International Corp	50,613
54,613		Flowserve Corp	3,950,158
62,202		Fluor Corp	4,724,864
63,648		Fortune Brands Home & Security, Inc	2,867,979
17,542		Franklin Electric Co, Inc	698,873
3,620		Freightcar America, Inc	83,188
69,187	*,e	FuelCell Energy, Inc	98,937
16,219	*	Furmanite Corp	189,438
17,900		GATX Corp	1,036,410
23,099	*,e	GenCorp, Inc	393,145
19,651		Generac Holdings, Inc	945,803
18,528		General Cable Corp	528,604
116,196		General Dynamics Corp	11,771,817
3,983,723		General Electric Co	100,110,959
11,486	*	Gibraltar Industries, Inc	205,140
3,003		Global Brass & Copper Holdings, Inc	51,922
6,344		Global Power Equipment Group, Inc	112,987
7,230		Gorman-Rupp Co	230,131
23,662		Graco, Inc	1,644,272
47,638	*,e	GrafTech International Ltd	488,289
4,428		Graham Corp	158,124
14,471		Granite Construction, Inc	481,740
23,276		Great Lakes Dredge & Dock Corp	175,268
111

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,362	*	Greenbrier Cos, Inc	$343,492
17,223		Griffon Corp	216,321
10,434		H&E Equipment Services, Inc	315,942
3,407		Hardinge, Inc	46,914
30,803	*	Harsco Corp	782,088
23,800	*	HD Supply Holdings, Inc	510,986
25,313		Heico Corp	1,347,158
37,613	*	Hexcel Corp	1,567,710
303,669		Honeywell International, Inc	27,703,723
5,385		Houston Wire & Cable Co	71,244
22,632		Hubbell, Inc (Class B)	2,641,833
18,949		Huntington Ingalls	1,800,534
1,898		Hurco Cos, Inc	49,196
4,224		Hyster-Yale Materials Handling, Inc	362,250
31,323		IDEX Corp	2,255,569
18,687	*	II-VI, Inc	285,350
145,228		Illinois Tool Works, Inc	11,454,132
113,929		Ingersoll-Rand plc	6,697,886
4,851		Innovative Solutions & Support, Inc	32,987
6,765		Insteel Industries, Inc	126,032
34,338		ITT Corp	1,406,141
49,864	*	Jacobs Engineering Group, Inc	3,027,243
10,900		John Bean Technologies Corp	336,483
40,832	e	Joy Global, Inc	2,155,521
4,807		Kadant, Inc	172,619
10,322		Kaman Corp	400,081
57,032		KBR, Inc	1,785,102
30,317		Kennametal, Inc	1,313,939
14,738	*,e	KEYW Holding Corp	235,808
15,051	*	Kratos Defense & Security Solutions, Inc	108,819
34,335		L-3 Communications Holdings, Inc	3,813,588
8,671	*	Layne Christensen Co	147,060
3,627		LB Foster Co (Class A)	156,179
19,240		Lennox International, Inc	1,665,414
31,825		Lincoln Electric Holdings, Inc	2,202,290
4,945	e	Lindsay Manufacturing Co	420,325
3,974	*	LMI Aerospace, Inc	54,841
100,909		Lockheed Martin Corp	15,228,177
5,746		LSI Industries, Inc	48,496
7,012	*	Lydall, Inc	123,902
4,394	*	Manitex International, Inc	61,604
51,424		Manitowoc Co, Inc	1,463,013
133,680		Masco Corp	2,828,669
21,699	*	Mastec, Inc	779,862
7,164	*	Middleby Corp	1,766,499
5,071		Miller Industries, Inc	93,002
17,441	*	Moog, Inc (Class A)	1,047,506
33,617	*	MRC Global, Inc	938,587
18,133		MSC Industrial Direct Co (Class A)	1,523,535
10,704		Mueller Industries, Inc	666,217
62,679		Mueller Water Products, Inc (Class A)	544,054
8,966	*	MYR Group, Inc	224,778
112

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,821	e	National Presto Industries, Inc	$138,560
21,222	*,e	Navistar International Corp	654,062
8,107	*	NCI Building Systems, Inc	149,493
6,966		NN, Inc	123,229
5,130	*	Norcraft Cos, Inc	88,492
24,493		Nordson Corp	1,697,855
2,800	*	Nortek, Inc	210,588
86,439		Northrop Grumman Corp	9,988,026
3,916	*	Northwest Pipe Co	137,373
23,002	*	Orbital Sciences Corp	562,399
11,476	*	Orion Marine Group, Inc	128,531
33,547		Oshkosh Truck Corp	1,816,235
45,435	*	Owens Corning, Inc	1,733,345
134,471		Paccar, Inc	7,530,376
42,447		Pall Corp	3,400,005
56,938		Parker Hannifin Corp	6,455,061
2,377	*	Patrick Industries, Inc	85,572
77,969		Pentair Ltd	5,795,436
14,306	*	Perini Corp	323,316
12,273	*	Pgt, Inc	131,076
10,096		Pike Electric Corp	106,412
6,151	*,e	Ply Gem Holdings, Inc	81,562
9,067	*	PMFG, Inc	67,730
17,763	*,e	Polypore International, Inc	588,843
4,631		Powell Industries, Inc	284,390
780	*	Power Solutions International, Inc	51,878
12,839	*	PowerSecure International, Inc	247,793
56,576		Precision Castparts Corp	14,412,736
704		Preformed Line Products Co	47,506
14,897		Primoris Services Corp	473,278
6,465	*,e	Proto Labs, Inc	513,062
13,031		Quanex Building Products Corp	246,937
79,515	*	Quanta Services, Inc	2,478,483
13,831		Raven Industries, Inc	517,971
126,036		Raytheon Co	11,982,243
8,707	*	RBC Bearings, Inc	564,562
18,056		Regal-Beloit Corp	1,337,769
28,397	*,e	Revolution Lighting Technologies, Inc	85,475
13,598	*	Rexnord Corp	353,276
53,620		Rockwell Automation, Inc	6,157,721
52,075		Rockwell Collins, Inc	3,934,787
37,705		Roper Industries, Inc	5,174,634
13,221	*	Rush Enterprises, Inc (Class A)	365,428
15,523		Simpson Manufacturing Co, Inc	506,050
22,253		Snap-On, Inc	2,228,638
9,591	*,e	SolarCity Corp	710,597
2,312	*	Sparton Corp	64,435
44,910	*	Spirit Aerosystems Holdings, Inc (Class A)	1,522,898
17,950		SPX Corp	1,787,281
4,897		Standex International Corp	278,541
62,171		Stanley Works	4,812,035
4,846	*	Sterling Construction Co, Inc	52,434
113

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,400	*,e	Stock Building Supply Holdings, Inc	$94,122
8,131		Sun Hydraulics Corp	297,188
12,916	e	TAL International Group, Inc	555,775
17,883	*	Taser International, Inc	287,201
6,878	*	Tecumseh Products Co (Class A)	57,775
13,991	*	Teledyne Technologies, Inc	1,285,353
8,078		Tennant Co	518,042
43,646		Terex Corp	1,789,486
8,149	e	Textainer Group Holdings Ltd	295,727
106,142		Textron, Inc	3,768,041
2,347	*,e	The ExOne Company	110,450
10,365	*	Thermon Group Holdings	280,684
32,984		Timken Co	1,857,989
21,724	e	Titan International, Inc	364,094
10,884	*,e	Titan Machinery, Inc	177,409
22,433		Toro Co	1,421,355
20,379		TransDigm Group, Inc	3,403,904
7,617	*	Trex Co, Inc	535,704
18,987	*	Trimas Corp	660,748
30,217		Trinity Industries, Inc	1,759,536
20,359		Triumph Group, Inc	1,392,963
4,337		Twin Disc, Inc	102,223
37,327	*	United Rentals, Inc	3,021,247
355,881		United Technologies Corp	40,577,552
8,259		Universal Forest Products, Inc	434,010
28,917		URS Corp	1,451,633
28,811	*	USG Corp	881,617
10,354		Valmont Industries, Inc	1,515,619
5,781	*	Vicor Corp	59,718
23,020		W.W. Grainger, Inc	5,397,730
26,347	*	Wabash National Corp	361,217
22,440	*	WABCO Holdings, Inc	1,934,777
9,798		Watsco, Inc	927,087
10,912		Watts Water Technologies, Inc (Class A)	611,290
17,226	*,e	WESCO International, Inc	1,429,069
36,283		Westinghouse Air Brake Technologies Corp	2,678,048
25,723		Woodward Governor Co	1,102,231
8,207	*	Xerium Technologies, Inc	137,549
71,418		Xylem, Inc	2,382,504
		TOTAL CAPITAL GOODS	657,419,596

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
22,665		ABM Industries, Inc	604,249
18,732	e	Acacia Research (Acacia Technologies)	258,876
43,662	*	ACCO Brands Corp	253,676
8,204	e	Acorn Energy, Inc	28,468
8,031		Administaff, Inc	265,184
78,283	e	ADT Corp	2,351,621
14,166	*	Advisory Board Co	896,849
9,372		American Ecology Corp	335,143
18,662	*	ARC Document Solutions, Inc	141,458
3,118		Barrett Business Services, Inc	244,482
114

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,702		Brink’s Co	$623,371
13,804	*	Casella Waste Systems, Inc (Class A)	70,815
11,843	*	CBIZ, Inc	101,850
5,378		CDI Corp	92,071
9,740	e	Ceco Environmental Corp	151,360
19,758	*,e	Cenveo, Inc	65,597
39,318		Cintas Corp	2,243,878
22,755	*	Clean Harbors, Inc	1,276,100
3,492	*	Consolidated Graphics, Inc	226,421
42,447	*	Copart, Inc	1,455,083
12,816		Corporate Executive Board Co	936,850
44,013		Corrections Corp of America	1,477,516
2,988		Courier Corp	47,181
40,540		Covanta Holding Corp	729,720
4,650	*	CRA International, Inc	87,699
19,870		Deluxe Corp	964,689
15,236		Dun & Bradstreet Corp	1,675,960
9,244	*	EnerNOC, Inc	207,066
10,065		Ennis, Inc	145,641
46,676		Equifax, Inc	3,270,121
5,153		Exponent, Inc	372,150
3,955	*	Franklin Covey Co	75,580
16,226	*	FTI Consulting, Inc	601,498
7,447		G & K Services, Inc (Class A)	416,213
27,261		Geo Group, Inc	912,698
5,783	*	GP Strategies Corp	160,478
25,312		Healthcare Services Group	686,715
7,483		Heidrick & Struggles International, Inc	124,816
2,270	*	Heritage-Crystal Clean, Inc	37,727
25,034		Herman Miller, Inc	701,703
16,751		HNI Corp	574,727
8,902	*	Huron Consulting Group, Inc	589,668
7,449	*	ICF International, Inc	250,733
50,177	*	ICO Global Communications Holdings Ltd	73,258
25,119	*	IHS, Inc (Class A)	2,848,746
16,934	*	Innerworkings, Inc	127,682
22,540		Interface, Inc	472,213
5,323		Intersections, Inc	39,390
65,722		Iron Mountain, Inc	1,735,718
29,019		KAR Auction Services, Inc	807,309
8,091		Kelly Services, Inc (Class A)	194,022
9,799		Kforce, Inc	177,656
11,755		Kimball International, Inc (Class B)	174,797
18,644		Knoll, Inc	309,490
20,706	*	Korn/Ferry International	485,763
29,449		Manpower, Inc	2,294,077
9,593		McGrath RentCorp	351,296
10,756		Mine Safety Appliances Co	541,887
6,009	*	Mistras Group, Inc	140,370
14,696	*	Mobile Mini, Inc	568,294
4,295		Multi-Color Corp	154,448
18,361	*	Navigant Consulting, Inc	322,603
115

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

85,666		Nielsen Holdings NV	$3,622,815
1,974		NL Industries, Inc	21,793
30,943	*,e	Odyssey Marine Exploration, Inc	60,029
17,555	*	On Assignment, Inc	521,032
10,412	*	Performant Financial Corp	88,814
76,537	e	Pitney Bowes, Inc	1,927,202
9,506	e	Quad	217,973
69,228	e	R.R. Donnelley & Sons Co	1,278,641
104,395		Republic Services, Inc	3,343,772
13,734		Resources Connection, Inc	185,134
53,192		Robert Half International, Inc	2,222,362
24,395		Rollins, Inc	703,064
12,267	*	RPX Corp	198,971
3,482		Schawk, Inc (Class A)	42,063
5,881	*	SP Plus Corp	148,554
33,167		Steelcase, Inc (Class A)	489,877
33,570	*	Stericycle, Inc	3,929,704
34,268	*,e	Swisher Hygiene, Inc	17,326
7,886	*	Team, Inc	333,814
24,838	*	Tetra Tech, Inc	732,969
24,838		Towers Watson & Co	2,904,059
5,055	*	TRC Cos, Inc	34,323
16,456	*	TrueBlue, Inc	403,666
5,480		Unifirst Corp	579,784
16,327		United Stationers, Inc	676,428
57,951	*	Verisk Analytics, Inc	3,700,751
7,823		Viad Corp	205,667
1,211		VSE Corp	53,417
9,485	*	WageWorks, Inc	589,872
47,153		Waste Connections, Inc	1,927,615
179,200		Waste Management, Inc	7,486,976
6,588		West Corp	152,315
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	77,353,502

CONSUMER DURABLES & APPAREL - 1.6%
47,687	*,e	American Apparel, Inc	47,029
4,947		Arctic Cat, Inc	209,456
3,514		Bassett Furniture Industries, Inc	49,547
9,403	*,e	Beazer Homes USA, Inc	211,662
9,316	*,e	Black Diamond, Inc	99,215
4,756	e	Blyth, Inc	44,611
34,608		Brunswick Corp	1,434,848
33,944		Callaway Golf Co	277,322
20,866		Carter’s, Inc	1,403,238
2,607	*	Cavco Industries, Inc	203,659
107,281		Coach, Inc	5,137,687
4,682	e	Columbia Sportswear Co	348,107
2,827	*	Costa, Inc	60,752
32,035	*	CROCS, Inc	491,737
2,574		CSS Industries, Inc	68,983
4,789		Culp, Inc	96,786
13,668	*,e	Deckers Outdoor Corp	1,065,421
116

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

106,090	e	DR Horton, Inc	$2,490,993
9,554	e	Ethan Allen Interiors, Inc	241,143
3,766	*	EveryWare Global, Inc	31,295
46,760	*	Fifth & Pacific Cos, Inc	1,342,012
1,383		Flexsteel Industries, Inc	42,638
19,621	*	Fossil Group, Inc	2,194,216
46,844	*,e	Garmin Ltd	2,110,322
7,448	*	G-III Apparel Group Ltd	521,137
37,485		Hanesbrands, Inc	2,666,683
26,240		Harman International Industries, Inc	2,714,003
43,813	e	Hasbro, Inc	2,152,095
12,254	*	Helen of Troy Ltd	674,460
3,179		Hooker Furniture Corp	48,162
59,283	*,e	Hovnanian Enterprises, Inc (Class A)	357,476
19,277	*	Iconix Brand Group, Inc	717,104
12,744	*,e	iRobot Corp	450,373
6,899	e	Jakks Pacific, Inc	39,738
48,542	*	Jarden Corp	2,934,364
1,650		Johnson Outdoors, Inc	39,220
29,182		Jones Apparel Group, Inc	430,435
35,932	e	KB Home	694,925
22,054		La-Z-Boy, Inc	593,694
22,633	*,e	Leapfrog Enterprises, Inc	161,147
54,196		Leggett & Platt, Inc	1,626,964
61,820		Lennar Corp (Class A)	2,482,691
6,832	*	Libbey, Inc	147,161
2,759		Lifetime Brands, Inc	42,544
8,712	*	M/I Homes, Inc	214,228
3,595		Marine Products Corp	28,796
131,090		Mattel, Inc	4,960,446
13,843		MDC Holdings, Inc	427,610
13,203	*	Meritage Homes Corp	641,270
76,915	*	Michael Kors Holdings Ltd	6,147,816
23,205	*	Mohawk Industries, Inc	3,299,287
6,272		Movado Group, Inc	236,768
1,709		Nacco Industries, Inc (Class A)	100,899
22,079	*	Nautilus, Inc	188,113
107,985		Newell Rubbermaid, Inc	3,336,737
273,147		Nike, Inc (Class B)	19,898,759
1,869	*	NVR, Inc	2,155,723
4,894		Oxford Industries, Inc	369,350
5,118		Perry Ellis International, Inc	80,199
30,952		Phillips-Van Heusen Corp	3,741,168
25,028		Polaris Industries, Inc	3,133,506
17,778		Pool Corp	963,212
146,085		Pulte Homes, Inc	2,968,447
56,396	*	Quiksilver, Inc	397,592
22,911		Ralph Lauren Corp	3,594,507
3,796		RG Barry Corp	67,227
18,370		Ryland Group, Inc	820,037
14,756	*	Skechers U.S.A., Inc (Class A)	426,301
19,902	*	Skullcandy, Inc	145,285
117

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,217	*,e	Smith & Wesson Holding Corp	$317,001
52,856	*	Standard-Pacific Corp	465,133
24,041	*	Steven Madden Ltd	783,496
7,390	e	Sturm Ruger & Co, Inc	562,896
15,358	*	Taylor Morrison Home Corp	324,822
23,504	*	Tempur-Pedic International, Inc	1,158,512
63,613	*	Toll Brothers, Inc	2,337,778
5,974	*,e	TRI Pointe Homes, Inc	105,381
18,264	*	Tumi Holdings, Inc	365,828
20,224		Tupperware Corp	1,584,753
4,000	*	UCP, Inc (Class A)	58,280
31,987	*,e	Under Armour, Inc (Class A)	3,458,115
5,888	*	Unifi, Inc	136,543
5,996	*	Universal Electronics, Inc	214,297
8,174	*,e	Vera Bradley, Inc	196,339
133,740		VF Corp	7,817,103
4,400	*	Vince Holding Corp	102,784
4,800	*	WCI Communities, Inc	89,856
2,076		Weyco Group, Inc	54,848
30,213		Whirlpool Corp	4,027,393
4,740	*	William Lyon Homes, Inc	114,092
41,180		Wolverine World Wide, Inc	1,148,922
10,387	*	Zagg, Inc	43,833
		TOTAL CONSUMER DURABLES & APPAREL	123,008,343

CONSUMER SERVICES - 2.2%
6,327	*	American Public Education, Inc	267,822
37,199	*	Apollo Group, Inc (Class A)	1,201,156
5,410	*	Ascent Media Corp (Series A)	387,086
15,092	*	Bally Technologies, Inc	1,106,545
8,987	*,e	BJ’s Restaurants, Inc	254,871
21,097	*	Bloomin’ Brands, Inc	484,598
10,957		Bob Evans Farms, Inc	550,589
26,360	*	Boyd Gaming Corp	278,362
7,860	*	Bravo Brio Restaurant Group, Inc	117,428
7,700	*	Bridgepoint Education, Inc	133,826
4,383	*	Bright Horizons Family Solutions	161,075
26,732		Brinker International, Inc	1,292,760
7,156	*	Buffalo Wild Wings, Inc	1,015,150
38,174		Burger King Worldwide, Inc	929,155
15,743	*,e	Caesars Entertainment Corp	346,503
4,916		Capella Education Co	306,709
25,023	*	Career Education Corp	136,125
159,883		Carnival Corp	6,265,815
6,174		Carriage Services, Inc	132,124
7,842	*	Carrols Restaurant Group, Inc	47,758
7,469		CBRL Group, Inc	739,506
6,814		CEC Entertainment, Inc	367,683
19,151		Cheesecake Factory	852,986
12,005	*	Chipotle Mexican Grill, Inc (Class A)	6,626,280
12,887	e	Choice Hotels International, Inc	625,406
4,950		Churchill Downs, Inc	441,095
118

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,261	*	Chuy’s Holdings, Inc	$226,147
7,900		ClubCorp Holdings, Inc	143,069
33,987	*,e	Corinthian Colleges, Inc	49,961
49,606		Darden Restaurants, Inc	2,452,521
4,234	*	Del Frisco’s Restaurant Group, Inc	97,382
34,973	*	Denny’s Corp	239,915
23,353	e	DeVry, Inc	843,977
6,600	*	Diamond Resorts International, Inc	115,500
6,308		DineEquity, Inc	490,825
4,042	*	Diversified Restaurant Holdings, Inc	20,533
23,246		Domino’s Pizza, Inc	1,641,400
40,819		Dunkin Brands Group, Inc	1,899,308
9,420	*,e	Education Management Corp	65,281
1,427		Einstein Noah Restaurant Group, Inc	21,776
7,512	*	Fiesta Restaurant Group, Inc	322,791
1,614		Graham Holdings Co	1,010,461
16,885	*	Grand Canyon Education, Inc	739,901
105,371		H&R Block, Inc	3,203,278
19,650		Hillenbrand, Inc	531,926
6,700	*	Houghton Mifflin Harcourt Co	128,908
16,442	*	Hyatt Hotels Corp	785,763
1,966	*,e	Ignite Restaurant Group, Inc	23,907
95,269		International Game Technology	1,374,732
9,682		International Speedway Corp (Class A)	325,025
14,936		Interval Leisure Group, Inc	394,310
6,056	*	Isle of Capri Casinos, Inc	57,895
10,403	*,e	ITT Educational Services, Inc	305,848
17,604	*	Jack in the Box, Inc	890,234
6,376	*	Jamba, Inc	81,422
1,654	*	JTH Holding, Inc	43,302
10,327	*,e	K12, Inc	226,678
25,154	*	Krispy Kreme Doughnuts, Inc	433,907
150,255		Las Vegas Sands Corp	11,497,513
17,464	*,e	Life Time Fitness, Inc	718,818
23,230	*,e	LifeLock, Inc	474,124
6,700		Lincoln Educational Services Corp	29,279
5,633	*	Luby’s, Inc	36,784
6,086		Marcus Corp	79,483
88,863		Marriott International, Inc (Class A)	4,380,946
11,118	*	Marriott Vacations Worldwide Corp	532,330
10,624		Matthews International Corp (Class A)	451,732
388,263		McDonald’s Corp	36,562,727
141,425	*	MGM Mirage	3,445,113
2,161	*	Monarch Casino & Resort, Inc	41,642
10,188	*	Morgans Hotel Group Co	79,059
10,353	*	Multimedia Games, Inc	328,811
809	*	Nathan’s Famous, Inc	39,584
2,500	*,e	Noodles & Co	90,875
10,058	*	Norwegian Cruise Line Holdings Ltd	352,231
36,484	*	Orient-Express Hotels Ltd (Class A)	516,613
10,722	*	Panera Bread Co (Class A)	1,812,769
13,800		Papa John’s International, Inc	664,194
119

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,739	*	Penn National Gaming, Inc	$301,918
22,186	*	Pinnacle Entertainment, Inc	484,764
9,018	*	Popeyes Louisiana Kitchen, Inc	362,975
4,160	*,e	Potbelly Corp	94,307
5,872	*	Red Robin Gourmet Burgers, Inc	378,333
17,984		Regis Corp	221,743
62,868		Royal Caribbean Cruises Ltd	3,118,253
23,208	*	Ruby Tuesday, Inc	129,965
14,638		Ruth’s Chris Steak House, Inc	191,611
16,525	*	Scientific Games Corp (Class A)	232,672
13,831		SeaWorld Entertainment, Inc	448,401
80,879		Service Corp International	1,431,558
25,122		Six Flags Entertainment Corp	901,629
21,460	*	Sonic Corp	381,773
26,774		Sotheby’s (Class A)	1,283,010
3,564		Speedway Motorsports, Inc	68,286
287,967		Starbucks Corp	20,480,213
74,679		Starwood Hotels & Resorts Worldwide, Inc	5,579,268
540	*	Steak N Shake Co	235,958
5,363	*	Steiner Leisure Ltd	262,841
3,842	*	Strayer Education, Inc	134,316
22,174		Texas Roadhouse, Inc (Class A)	537,720
8,628		Town Sports International Holdings, Inc	94,131
11,170		Universal Technical Institute, Inc	131,471
13,713		Vail Resorts, Inc	934,541
9,978	e	Weight Watchers International, Inc	269,705
109,382		Wendy’s	992,095
51,872		Wyndham Worldwide Corp	3,679,800
31,081		Wynn Resorts Ltd	6,757,631
173,482		Yum! Brands, Inc	11,649,316
		TOTAL CONSUMER SERVICES	168,161,127

DIVERSIFIED FINANCIALS - 6.5%
20,137	*	Affiliated Managers Group, Inc	4,012,096
115,567	*	American Capital Ltd	1,804,001
367,181		American Express Co	31,217,729
78,829		Ameriprise Financial, Inc	8,327,496
82,713		Apollo Investment Corp	698,098
112,996		Ares Capital Corp	2,001,159
4,864		Artisan Partners Asset Management, Inc	308,475
4,167,122		Bank of America Corp	69,799,294
441,150		Bank of New York Mellon Corp	14,099,154
42,184		BGC Partners, Inc (Class A)	271,243
26,185		BlackRock Kelso Capital Corp	243,259
50,574		BlackRock, Inc	15,195,970
8,074		Calamos Asset Management, Inc (Class A)	92,609
227,431		Capital One Financial Corp	16,058,903
5,115		Capital Southwest Corp	174,780
10,878	e	Cash America International, Inc	399,549
33,156		CBOE Holdings, Inc	1,724,775
427,371		Charles Schwab Corp	10,607,348
1,176,631		Citigroup, Inc	55,807,608
120

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

122,384		CME Group, Inc	$9,149,428
8,667	e	Cohen & Steers, Inc	312,619
6,692	*	Consumer Portfolio Services, Inc	56,949
33,330	*	Cowen Group, Inc	135,986
2,850	*	Credit Acceptance Corp	396,663
1,901		Deerfield Capital Corp	15,094
783		Diamond Hill Investment Group, Inc	89,685
190,369		Discover Financial Services	10,213,297
15,531	*	Dollar Financial Corp	116,793
108,917	*	E*Trade Financial Corp	2,180,518
46,478		Eaton Vance Corp	1,769,417
8,929	*,e	Encore Capital Group, Inc	424,931
11,981		Evercore Partners, Inc (Class A)	669,019
19,306	*	Ezcorp, Inc (Class A)	211,980
3,265	*	FBR & Co	79,209
36,442	e	Federated Investors, Inc (Class B)	979,925
4,692	e	Fidus Investment Corp	97,453
46,119	*	Fifth Street Finance Corp	433,980
18,694		Financial Engines, Inc	1,138,839
11,086	*	First Cash Financial Services, Inc	544,766
3,326	*,e	First Marblehead Corp	19,823
4,368		Firsthand Technology Value Fund, Inc	104,657
160,128		Franklin Resources, Inc	8,328,257
6,057		Friedman Billings Ramsey Group, Inc (Class A)	158,996
14,017	e	FXCM, Inc	240,251
3,332	e	Gain Capital Holdings, Inc	29,622
2,019		GAMCO Investors, Inc (Class A)	163,115
2,208		Garrison Capital, Inc	31,663
29,194		GFI Group, Inc	110,937
9,066		Gladstone Capital Corp	89,481
10,384		Gladstone Investment Corp	84,422
177,179		Goldman Sachs Group, Inc	29,078,617
13,107	e	Golub Capital BDC, Inc	239,858
12,168	*	Green Dot Corp	274,023
11,735	e	Greenhill & Co, Inc	609,633
9,052	*,e	GSV Capital Corp	120,844
25,078	e	Hercules Technology Growth Capital, Inc	397,737
12,717		HFF, Inc (Class A)	376,169
3,609		Horizon Technology Finance Corp	52,222
6,692	*	Imperial Holdings, Inc	41,357
28,706		ING US, Inc	969,402
17,766		Interactive Brokers Group, Inc (Class A)	376,639
44,577		IntercontinentalExchange Group, Inc	9,307,232
5,408	*	International Assets Holding Corp	95,397
14,569	*	Internet Capital Group, Inc	276,665
172,572		Invesco Ltd	5,738,019
15,358	*	Investment Technology Group, Inc	253,407
14,500	e	iShares Russell 2000 Index Fund	1,626,320
61,863	e	Janus Capital Group, Inc	679,874
1,370	*	JGWPT Holdings, Inc	23,290
4,534		JMP Group, Inc	33,733
1,460,492		JPMorgan Chase & Co	80,852,837
121

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,767	e	KCAP Financial, Inc	$77,843
26,962	*	KCG Holdings, Inc	298,200
35,700	*	Ladenburg Thalmann Financial Services, Inc	85,680
48,866		Lazard Ltd (Class A)	2,089,510
44,003		Legg Mason, Inc	1,863,527
113,009		Leucadia National Corp	3,088,536
21,572		LPL Financial Holdings, Inc	1,154,749
15,067	e	Main Street Capital Corp	510,470
5,874		Manning & Napier, Inc	98,390
14,347		MarketAxess Holdings, Inc	900,131
2,584		Marlin Business Services Corp	65,556
28,650		MCG Capital Corp	128,066
6,735		Medallion Financial Corp	89,778
16,336		Medley Capital Corp	225,273
74,700		Moody’s Corp	5,571,126
587,856		Morgan Stanley	17,347,631
45,981	*	MSCI, Inc (Class A)	1,964,308
9,119		MVC Capital, Inc	129,946
42,879		Nasdaq Stock Market, Inc	1,635,834
8,392		Nelnet, Inc (Class A)	312,602
12,077		New Mountain Finance Corp	178,498
9,784	*	NewStar Financial, Inc	153,902
6,380		NGP Capital Resources Co	47,212
2,880		Nicholas Financial, Inc	45,446
92,523		Northern Trust Corp	5,571,735
4,705		Oppenheimer Holdings, Inc	110,473
3,833		PennantPark Floating Rate Capital Ltd	53,470
24,314		PennantPark Investment Corp	275,235
21,631	*	PHH Corp	524,984
8,077	*	Pico Holdings, Inc	190,375
6,687	*	Piper Jaffray Cos	262,665
19,859	*	Portfolio Recovery Associates, Inc	997,319
106,493	e	Prospect Capital Corp	1,157,579
2,413		Pzena Investment Management, Inc (Class A)	25,481
46,574		Raymond James Financial, Inc	2,371,082
1,575	*	Regional Management Corp	52,337
3,649		Resource America, Inc (Class A)	32,038
8,217	*	Safeguard Scientifics, Inc	150,618
55,767		SEI Investments Co	1,899,424
169,612		SLM Corp	3,860,369
16,360		Solar Capital Ltd	362,047
3,947		Solar Senior Capital Ltd	71,322
8,000		SPDR S&P MidCap 400 ETF Trust	1,910,240
92,837		SPDR Trust Series 1	16,541,697
9,300	*	Springleaf Holdings, Inc	222,828
177,049		State Street Corp	11,853,431
4,383	e	Stellus Capital Investment Corp	64,825
24,175	*	Stifel Financial Corp	1,091,501
13,104	*	SWS Group, Inc	100,639
100,404		T Rowe Price Group, Inc	7,875,690
9,986		TCP Capital Corp	172,958
91,039		TD Ameritrade Holding Corp	2,844,969
122

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,975		THL Credit, Inc	$157,805
20,132	e	TICC Capital Corp	204,340
10,223		Triangle Capital Corp	275,612
2,301	*	Virtus Investment Partners, Inc	419,380
33,859		Waddell & Reed Financial, Inc (Class A)	2,194,740
13,455	*	Walter Investment Management Corp	414,952
2,714		Westwood Holdings Group, Inc	155,159
109		WhiteHorse Finance, Inc	1,613
38,429	*	WisdomTree Investments, Inc	542,617
3,815	*,e	World Acceptance Corp	365,057
		TOTAL DIVERSIFIED FINANCIALS	506,085,416

ENERGY - 9.0%
31,541	*	Abraxas Petroleum Corp	99,985
1,308		Adams Resources & Energy, Inc	87,008
9,016	e	Alon USA Energy, Inc	141,641
94,538	*,e	Alpha Natural Resources, Inc	536,976
14,230	*,e	Amyris Biotechnologies, Inc	60,193
192,400		Anadarko Petroleum Corp	15,524,756
14,400	*	Antero Resources Corp	845,856
150,294		Apache Corp	12,062,596
3,270	*,e	APCO Argentina, Inc	46,074
13,379	*,e	Approach Resources, Inc	268,784
99,211	e	Arch Coal, Inc	420,655
7,100	*	Athlon Energy, Inc	216,550
23,892	*	Atwood Oceanics, Inc	1,132,481
167,958		Baker Hughes, Inc	9,513,141
13,169	*	Basic Energy Services, Inc	225,585
20,072	*,e	Bill Barrett Corp	562,217
2,593		Bolt Technology Corp	56,190
12,236	*	Bonanza Creek Energy, Inc	498,128
44,590	*,e	BPZ Energy, Inc	89,180
14,049		Bristow Group, Inc	1,008,578
17,907	*,e	C&J Energy Services, Inc	418,666
162,029		Cabot Oil & Gas Corp	6,477,919
42,914	*,e	Cal Dive International, Inc	70,379
19,530	*	Callon Petroleum Co	131,828
94,522	*	Cameron International Corp	5,668,484
8,056	e	CARBO Ceramics, Inc	927,407
19,404	*	Carrizo Oil & Gas, Inc	797,504
92,070	*	Cheniere Energy, Inc	4,045,556
221,290		Chesapeake Energy Corp	5,954,914
748,927		Chevron Corp	83,602,721
33,182		Cimarex Energy Co	3,251,172
2,978	*	Clayton Williams Energy, Inc	205,542
25,955	*,e	Clean Energy Fuels Corp	309,643
23,150	*	Cloud Peak Energy, Inc	433,600
105,009	*	Cobalt International Energy, Inc	1,718,997
21,312		Comstock Resources, Inc	365,501
40,017	*	Concho Resources, Inc	3,913,262
470,141		ConocoPhillips	30,535,658
85,027		Consol Energy, Inc	3,175,758
123

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,243		Contango Oil & Gas Co	$219,996
16,368	e	Continental Resources, Inc	1,803,754
18,271		Crosstex Energy, Inc	685,163
5,576	e	CVR Energy, Inc	206,814
3,403	*	Dawson Geophysical Co	110,155
14,131		Delek US Holdings, Inc	428,169
142,757	*	Denbury Resources, Inc	2,294,105
155,433	*	Devon Energy Corp	9,204,742
26,427	e	Diamond Offshore Drilling, Inc	1,282,767
9,285	*	Diamondback Energy, Inc	482,634
29,997	*	Dresser-Rand Group, Inc	1,709,829
15,431	*	Dril-Quip, Inc	1,551,741
23,543	*	Emerald Oil, Inc	180,575
17,998	*,e	Endeavour International Corp	118,607
26,907		Energen Corp	1,902,863
33,330		Energy XXI Bermuda Ltd	764,924
104,836		EOG Resources, Inc	17,323,101
13,944	*	EPL Oil & Gas, Inc	374,675
23,043		Equal Energy Ltd	121,667
56,177		Equitable Resources, Inc	5,213,787
7,758	*	Era Group, Inc	227,232
8,771		Evolution Petroleum Corp	115,426
84,450	e	EXCO Resources, Inc	433,229
23,947	*	Exterran Holdings, Inc	831,919
1,713,175	d	Exxon Mobil Corp	157,886,208
90,460	*	FMC Technologies, Inc	4,472,342
61,864	*	Forest Oil Corp	188,685
15,010	*	Forum Energy Technologies, Inc	377,051
13,500		Frank’s International NV	316,440
25,452	*,e	Frontline Ltd	105,117
17,503	*,e	FX Energy, Inc	62,661
16,589		GasLog Ltd	347,705
21,319	*	Gastar Exploration Ltd	127,061
5,250	*,e	Geospace Technologies Corp	417,480
8,656	*	Global Geophysical Services, Inc	12,811
18,935	e	Golar LNG Ltd	672,382
14,508	*,e	Goodrich Petroleum Corp	249,828
9,934	e	Green Plains Renewable Energy, Inc	221,330
5,163		Gulf Island Fabrication, Inc	104,602
11,809		Gulfmark Offshore, Inc	502,591
32,608	*	Gulfport Energy Corp	1,987,458
106,857	*,e	Halcon Resources Corp	360,108
3,214		Hallador Petroleum Co	24,619
326,739		Halliburton Co	16,013,478
40,465	*	Helix Energy Solutions Group, Inc	825,081
36,101		Helmerich & Payne, Inc	3,178,332
61,657	*	Hercules Offshore, Inc	307,052
117,044		Hess Corp	8,835,652
77,453		Holly Corp	3,586,074
15,233	*	Hornbeck Offshore Services, Inc	650,601
81,801	*	ION Geophysical Corp	247,857
189	*,e	Isramco, Inc	23,852
124

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,990	*	Jones Energy, Inc (Class A)	$93,923
60,189	*	Key Energy Services, Inc	438,778
253,248		Kinder Morgan, Inc	8,612,965
16,270	*,e	KiOR, Inc (Class A)	19,361
10,821	e	Knightsbridge Tankers Ltd	101,934
102,412	*	Kodiak Oil & Gas Corp	1,086,591
38,556	*	Kosmos Energy LLC	398,669
29,206	*,e,m	L&L Energy, Inc	49,066
14,931	*	Laredo Petroleum Holdings, Inc	369,393
74,322	*,e	Magnum Hunter Resources Corp	620,589
270,958		Marathon Oil Corp	8,884,713
116,026		Marathon Petroleum Corp	10,100,063
21,662	*	Matador Resources Co	421,109
10,361	*	Matrix Service Co	272,287
89,996	*,e	McDermott International, Inc	750,567
23,773	*,e	Midstates Petroleum Co, Inc	111,020
15,397	*,e	Miller Petroleum, Inc	121,482
5,541	*	Mitcham Industries, Inc	83,669
73,395		Murphy Oil Corp	4,154,891
111,189		Nabors Industries Ltd	1,899,108
162,490		National Oilwell Varco, Inc	12,188,375
5,354	*	Natural Gas Services Group, Inc	154,731
52,077	*	Newfield Exploration Co	1,289,947
36,665	*	Newpark Resources, Inc	416,514
137,502		Noble Energy, Inc	8,570,500
32,851	e	Nordic American Tanker Shipping	359,390
24,209	*,e	Northern Oil And Gas, Inc	351,999
5,345	*,e	Nuverra Environmental Solutions, Inc	77,289
38,534		Oasis Petroleum, Inc	1,611,107
309,887		Occidental Petroleum Corp	27,136,805
41,282		Oceaneering International, Inc	2,813,368
21,118	*	Oil States International, Inc	1,984,036
78,605		Oneok, Inc	5,383,656
2,127		Panhandle Oil and Gas, Inc (Class A)	82,230
49,296	*	Parker Drilling Co	366,762
56,948		Patterson-UTI Energy, Inc	1,462,994
8,974	e	PBF Energy, Inc	232,696
13,507	*	PDC Energy, Inc	673,459
103,867		Peabody Energy Corp	1,770,932
21,493	*,e	Penn Virginia Corp	257,701
21,641	*	Petroquest Energy, Inc	83,534
4,745	*	PHI, Inc	174,758
238,687		Phillips 66	17,445,633
24,122	*	Pioneer Energy Services Corp	202,142
52,139		Pioneer Natural Resources Co	8,828,176
68,308		Questar Market Resources, Inc	2,110,034
54,103	*,e	Quicksilver Resources, Inc	168,260
62,234		Range Resources Corp	5,363,948
10,260	*,e	Renewable Energy Group, Inc	102,703
26,010	*,e	Resolute Energy Corp	207,820
19,322	*	Rex Energy Corp	364,027
3,206	*	Rex Stores Corp	131,318
125

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,290	*	RigNet, Inc	$246,779
23,001	*	Rosetta Resources, Inc	980,073
47,259	*	Rowan Cos plc	1,482,515
26,972	e	RPC, Inc	459,333
17,901	*,e	Sanchez Energy Corp	492,099
192,168	*,e	SandRidge Energy, Inc	1,181,833
512,564		Schlumberger Ltd	44,885,229
70,812		Scorpio Tankers, Inc	708,120
7,758		SEACOR Holdings, Inc	653,068
136,856	e	Seadrill Ltd	4,887,128
16,066		SemGroup Corp	992,236
29,283	e	Ship Finance International Ltd	501,325
21,802	*,e	Solazyme, Inc	282,772
135,310	*	Southwestern Energy Co	5,505,764
256,698		Spectra Energy Corp	9,228,293
25,296		St. Mary Land & Exploration Co	2,093,497
21,459	*	Stone Energy Corp	664,156
60,182		Superior Energy Services	1,422,702
16,483	*,e	Swift Energy Co	204,060
23,884	*	Synergy Resources Corp	206,358
13,400		Targa Resources Investments, Inc	1,209,886
14,547		Teekay Corp	788,011
29,244	e	Teekay Tankers Ltd (Class A)	99,430
14,281	*	Tesco Corp	301,615
53,026		Tesoro Corp	2,731,900
31,263	*	Tetra Technologies, Inc	322,634
8,414		TGC Industries, Inc	54,775
18,978		Tidewater, Inc	984,009
38,645	*,e	Triangle Petroleum Corp	294,088
59,626	*,e	Ultra Petroleum Corp	1,428,043
18,720	*	Unit Corp	935,438
35,586	*,e	Uranium Energy Corp	61,564
46,383	*,e	Ur-Energy, Inc	63,081
37,050	*	Vaalco Energy, Inc	223,041
210,334		Valero Energy Corp	10,748,067
77,719	*,e	Vantage Drilling Co	126,682
12,320	e	W&T Offshore, Inc	176,422
33,671	*	Warren Resources, Inc	113,471
20,429	e	Western Refining, Inc	798,978
2,988	*	Westmoreland Coal Co	64,869
44,305	*	Whiting Petroleum Corp	2,586,526
16,810	*	Willbros Group, Inc	140,364
260,629		Williams Cos, Inc	10,552,868
28,377		World Fuel Services Corp	1,212,265
78,172	*	WPX Energy, Inc	1,489,177
		TOTAL ENERGY	700,634,983

FOOD & STAPLES RETAILING - 2.0%
7,934		Andersons, Inc	656,459
424		Arden Group, Inc (Class A)	53,509
14,582		Casey’s General Stores, Inc	1,001,346
5,068	*	Chefs’ Warehouse Holdings, Inc	119,656
126

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

168,598		Costco Wholesale Corp	$18,943,671
471,885		CVS Corp	31,956,052
5,327	*,e	Fairway Group Holdings Corp	62,592
17,518	*	Fresh Market, Inc	612,429
5,387		Ingles Markets, Inc (Class A)	146,419
200,572		Kroger Co	7,240,649
3,262	*,e	Natural Grocers by Vitamin C	123,858
8,880	*	Pantry, Inc	129,737
7,465		Pricesmart, Inc	678,569
294,712	*	Rite Aid Corp	1,635,652
9,452	e	Roundy’s, Inc	80,153
92,754		Safeway, Inc	2,897,635
14,851		Spartan Stores, Inc	335,484
7,800	*	Sprouts Farmers Market, Inc	278,772
77,104	*,e	Supervalu, Inc	445,661
7,677	*	Susser Holdings Corp	468,143
226,903		Sysco Corp	7,959,757
18,868	*	United Natural Foods, Inc	1,274,911
2,431		Village Super Market (Class A)	70,596
365,261		Walgreen Co	20,947,718
623,095		Wal-Mart Stores, Inc	46,532,735
4,144		Weis Markets, Inc	203,968
141,562		Whole Foods Market, Inc	7,398,030
		TOTAL FOOD & STAPLES RETAILING	152,254,161

FOOD, BEVERAGE & TOBACCO - 4.5%
673		Alico, Inc	24,578
34,587	*	Alliance One International, Inc	88,889
772,183		Altria Group, Inc	27,196,285
6,923	*,e	Annie’s, Inc	277,751
251,965		Archer Daniels Midland Co	9,947,578
21,953		B&G Foods, Inc (Class A)	719,400
61,369		Beam, Inc	5,112,038
3,161	*	Boston Beer Co, Inc (Class A)	658,468
21,675	*	Boulder Brands, Inc	310,820
59,509		Brown-Forman Corp (Class B)	4,582,193
56,363		Bunge Ltd	4,270,061
4,595		Calavo Growers, Inc	139,596
5,687	e	Cal-Maine Foods, Inc	286,511
67,285		Campbell Soup Co	2,772,815
17,203	*	Chiquita Brands International, Inc	182,008
1,613		Coca-Cola Bottling Co Consolidated	110,136
1,471,412		Coca-Cola Co	55,648,802
99,142		Coca-Cola Enterprises, Inc	4,291,857
159,381		ConAgra Foods, Inc	5,066,722
58,876	*	Constellation Brands, Inc (Class A)	4,514,023
2,336	*	Craft Brewers Alliance, Inc	35,320
60,590	*	Darling International, Inc	1,185,140
35,446	*	Dean Foods Co	560,047
9,053	*,e	Diamond Foods, Inc	238,637
79,930		Dr Pepper Snapple Group, Inc	3,827,048
3,496	*	Farmer Bros Co	75,618
127

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

64,375		Flowers Foods, Inc	$1,348,656
14,332		Fresh Del Monte Produce, Inc	379,225
247,902		General Mills, Inc	11,904,254
58,099	e	Green Mountain Coffee Roasters, Inc	4,706,019
390		Griffin Land & Nurseries, Inc (Class A)	11,934
14,983	*	Hain Celestial Group, Inc	1,376,788
58,248		Hershey Co	5,789,851
46,723		Hillshire Brands Co	1,664,273
53,307		Hormel Foods Corp	2,422,270
29,862		Ingredion, Inc	1,860,403
4,223	*	Inventure Foods, Inc	52,914
6,860		J&J Snack Foods Corp	604,366
40,932		J.M. Smucker Co	3,945,435
4,132		John B. Sanfilippo & Son, Inc	95,656
101,102		Kellogg Co	5,861,894
228,779		Kraft Foods Group, Inc	11,976,581
7,970		Lancaster Colony Corp	692,752
18,087		Lance, Inc	483,104
1,539	e	Lifeway Foods, Inc	21,608
3,874		Limoneira Co	80,463
145,521		Lorillard, Inc	7,162,544
51,823		McCormick & Co, Inc	3,326,000
78,560		Mead Johnson Nutrition Co	6,040,478
52,633		Molson Coors Brewing Co (Class B)	2,770,601
688,139		Mondelez International, Inc	22,536,552
51,237	*	Monster Beverage Corp	3,478,992
3,112		National Beverage Corp	64,512
9,157	*	Omega Protein Corp	92,760
596,236		PepsiCo, Inc	47,913,525
629,455		Philip Morris International, Inc	49,185,614
25,819	*	Pilgrim’s Pride Corp	431,952
14,130		Pinnacle Foods, Inc	381,510
14,254	*	Post Holdings, Inc	763,017
121,138		Reynolds American, Inc	5,875,193
10,256		Sanderson Farms, Inc	762,534
116		Seaboard Corp	295,800
2,761	*	Seneca Foods Corp	80,262
3,890	*,e	Synutra International, Inc	28,241
7,549	e	Tootsie Roll Industries, Inc	229,037
13,912	*	TreeHouse Foods, Inc	915,966
106,822		Tyson Foods, Inc (Class A)	3,995,143
10,491	e	Universal Corp	538,398
30,134	e	Vector Group Ltd	538,193
53,121	*	WhiteWave Foods Co (Class A)	1,286,059
		TOTAL FOOD, BEVERAGE & TOBACCO	346,093,670

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
8,485	e	Abaxis, Inc	323,872
598,244		Abbott Laboratories	21,931,625
14,918	*,e	Abiomed, Inc	410,096
13,540	*	Acadia Healthcare Co, Inc	691,082
24,082	*,e	Accretive Health, Inc	221,795
128

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,390	*,e	Accuray, Inc	$270,403
4,080	*	Addus HomeCare Corp	96,451
144,274		Aetna, Inc	9,858,242
14,311		Air Methods Corp	736,015
27,968	*	Align Technology, Inc	1,661,859
2,068	*	Alliance HealthCare Services, Inc	59,352
68,997	*	Allscripts Healthcare Solutions, Inc	1,142,590
3,624		Almost Family, Inc	110,206
16,501	*	Alphatec Holdings, Inc	35,807
11,133	*	Amedisys, Inc	167,997
88,209		AmerisourceBergen Corp	5,929,409
20,528	*	AMN Healthcare Services, Inc	310,178
13,517	*	Amsurg Corp	564,335
4,677		Analogic Corp	447,355
9,696	*	Angiodynamics, Inc	154,263
5,745	*	Anika Therapeutics, Inc	191,136
43,884	*,e	Antares Pharma, Inc	209,766
10,734	*	Arthrocare Corp	487,109
13,860	*,e	athenahealth, Inc	2,042,964
7,736	*	AtriCure, Inc	158,588
559		Atrion Corp	149,354
31,315		Bard (C.R.), Inc	4,058,111
210,275		Baxter International, Inc	14,361,782
75,309		Becton Dickinson & Co	8,142,409
11,196	*,e	Biolase Technology, Inc	27,094
9,328	*,e	Bio-Reference Labs, Inc	250,830
22,199	*	BioScrip, Inc	188,913
524,659	*	Boston Scientific Corp	7,098,636
39,155	*	Brookdale Senior Living, Inc	1,075,196
12,469		Cantel Medical Corp	395,267
13,740	*	Capital Senior Living Corp	308,738
131,086		Cardinal Health, Inc	8,916,470
8,141	*	Cardiovascular Systems, Inc	276,143
84,437	*	CareFusion Corp	3,442,496
78,457	*	Catamaran Corp	3,814,579
20,942	*	Centene Corp	1,269,085
114,749	*	Cerner Corp	6,528,071
23,368	*,e	Cerus Corp	144,181
7,157	e	Chemed Corp	564,830
3,460	*,e	Chindex International, Inc	56,952
108,606		Cigna Corp	9,373,784
44,083		Community Health Systems, Inc	1,825,464
3,890		Computer Programs & Systems, Inc	259,930
11,112		Conmed Corp	466,148
18,596		Cooper Cos, Inc	2,311,111
4,880	*	Corvel Corp	231,117
181,352		Covidien plc	12,375,460
8,155	*	Cross Country Healthcare, Inc	88,074
12,510		CryoLife, Inc	134,983
5,224	*	Cutera, Inc	49,628
11,032	*	Cyberonics, Inc	736,938
7,681	*	Cynosure, Inc (Class A)	206,081
129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

70,276	*	DaVita, Inc	$4,563,021
54,442		Dentsply International, Inc	2,511,954
5,095	*	Derma Sciences, Inc	66,948
26,938	*	DexCom, Inc	1,089,911
43,578	*	Edwards Lifesciences Corp	2,837,799
15,246	*	Emeritus Corp	336,174
24,060	*	Endologix, Inc	384,960
9,187		Ensign Group, Inc	385,119
17,700	*	Envision Healthcare Holdings, Inc	585,162
2,511	*	Exactech, Inc	55,945
14,472	*	ExamWorks Group, Inc	445,593
316,411	*	Express Scripts Holding Co	23,632,738
17,289	*	Five Star Quality Care, Inc	93,879
11,324	*	GenMark Diagnostics, Inc	146,306
12,263	*	Gentiva Health Services, Inc	139,308
20,853	*,e	Globus Medical, Inc	487,960
9,091	*	Greatbatch, Inc	386,458
20,135	*	Haemonetics Corp	762,915
14,258	*	Hanger Orthopedic Group, Inc	482,063
105,312		HCA Holdings, Inc	5,294,034
29,687	*	Health Net, Inc	976,405
33,364		Healthsouth Corp	1,038,288
7,229	*	HealthStream, Inc	209,786
12,854	*	Healthways, Inc	196,795
6,412	*,e	HeartWare International, Inc	636,135
34,054	*	Henry Schein, Inc	3,912,464
23,559		Hill-Rom Holdings, Inc	854,485
33,857	*	HMS Holdings Corp	779,727
102,097	*	Hologic, Inc	2,180,792
60,104		Humana, Inc	5,848,119
4,869	*	ICU Medical, Inc	314,099
21,132	*	Idexx Laboratories, Inc	2,414,542
20,534	*	Insulet Corp	882,962
9,702	*	Integra LifeSciences Holdings Corp	450,755
14,614	*	Intuitive Surgical, Inc	5,956,374
12,342		Invacare Corp	249,062
31,045	*	Inverness Medical Innovations, Inc	1,176,605
7,394	*	IPC The Hospitalist Co, Inc	394,692
23,315		Kindred Healthcare, Inc	441,586
33,842	*	Laboratory Corp of America Holdings	3,040,027
3,351		Landauer, Inc	154,716
6,141	*	LHC Group, Inc	140,875
18,133	*	LifePoint Hospitals, Inc	961,230
10,546	*	Magellan Health Services, Inc	630,967
17,712		Masimo Corp	518,076
88,086		McKesson Corp	15,363,079
23,155	*	MedAssets, Inc	510,336
5,349	*	Medical Action Industries, Inc	39,690
20,416	*	Medidata Solutions, Inc	1,288,250
390,838		Medtronic, Inc	22,105,797
24,655	*	Merge Healthcare, Inc	53,008
17,521	e	Meridian Bioscience, Inc	399,128
130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,915	*	Merit Medical Systems, Inc	$214,329
10,658	*	Molina Healthcare, Inc	383,688
5,107	*	MWI Veterinary Supply, Inc	951,230
4,200		National Healthcare Corp	218,400
3,676	*	National Research Corp	55,140
11,464	*	Natus Medical, Inc	296,803
13,372	*	Neogen Corp	561,891
16,906	*	NuVasive, Inc	632,961
24,566	*	NxStage Medical, Inc	318,130
40,026		Omnicare, Inc	2,500,024
16,957	*	Omnicell, Inc	437,830
19,240	*	OraSure Technologies, Inc	112,939
7,325	*	Orthofix International NV	150,529
24,686	e	Owens & Minor, Inc	855,123
34,300		Patterson Cos, Inc	1,370,628
38,712	*	Pediatrix Medical Group, Inc	2,153,936
13,132	*	PharMerica Corp	319,633
5,945	*,e	PhotoMedex, Inc	82,695
12,300	*	Premier, Inc	426,687
3,911	*	Providence Service Corp	103,211
16,967		Quality Systems, Inc	312,362
55,493	e	Quest Diagnostics, Inc	2,913,383
11,443	*,e	Quidel Corp	338,255
54,531	e	Resmed, Inc	2,378,097
15,744	*,e	Rockwell Medical Technologies, Inc	161,533
22,692	*	RTI Biologics, Inc	70,345
18,372		Select Medical Holdings Corp	198,418
20,772	*	Sirona Dental Systems, Inc	1,494,338
8,440	*	Skilled Healthcare Group, Inc (Class A)	38,571
15,305	*	Spectranetics Corp	398,236
108,451		St. Jude Medical, Inc	6,586,229
14,817	*	Staar Surgical Co	243,295
23,100		STERIS Corp	1,060,059
128,488		Stryker Corp	9,970,669
4,300	*	Surgical Care Affiliates, Inc	137,987
5,430	*	SurModics, Inc	132,383
14,125	*	Symmetry Medical, Inc	137,295
3,910	*	Tandem Diabetes Care, Inc	101,074
26,274	*	Team Health Holdings, Inc	1,133,986
9,971	*,e	TearLab Corp	66,706
15,723		Teleflex, Inc	1,472,302
40,193	*	Tenet Healthcare Corp	1,849,280
22,983	*	Thoratec Corp	803,026
10,112	*	Tornier BV	183,937
12,492	*	Triple-S Management Corp (Class B)	222,857
33,378	*,e	Unilife Corp	155,875
393,281		UnitedHealth Group, Inc	28,426,351
14,901		Universal American Corp	105,052
34,252		Universal Health Services, Inc (Class B)	2,809,349
4,519		US Physical Therapy, Inc	142,394
954		Utah Medical Products, Inc	50,753
42,207	*	Varian Medical Systems, Inc	3,431,851
131

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,079	*	Vascular Solutions, Inc	$119,661
34,101	*	VCA Antech, Inc	1,089,186
5,700	*,e	Veeva Systems, Inc	181,203
8,001	*	Vocera Communications, Inc	139,777
20,922	*,e	Volcano Corp	439,153
16,834	*	WellCare Health Plans, Inc	1,096,062
115,741		WellPoint, Inc	9,953,726
26,310		West Pharmaceutical Services, Inc	1,248,410
16,301	*	Wright Medical Group, Inc	495,713
5,184	*,e	Zeltiq Aesthetics, Inc	106,220
64,456		Zimmer Holdings, Inc	6,056,930
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	356,745,545

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
164,530		Avon Products, Inc	2,449,852
13,695	*	Central Garden and Pet Co (Class A)	85,457
54,302		Church & Dwight Co, Inc	3,506,823
50,495	e	Clorox Co	4,457,194
358,732		Colgate-Palmolive Co	21,965,160
21,700	e	Coty, Inc	292,733
9,427	*	Elizabeth Arden, Inc	255,660
23,772		Energizer Holdings, Inc	2,246,454
89,756		Estee Lauder Cos (Class A)	6,169,827
9,176		Female Health Co	69,187
13,032	*	Harbinger Group, Inc	154,820
32,351	e	Herbalife Ltd	2,082,434
7,508		Inter Parfums, Inc	244,310
148,511		Kimberly-Clark Corp	16,242,648
44,115	*,e	Lifevantage Corp	54,262
5,231	*	Medifast, Inc	138,778
3,388		Nature’s Sunshine Products, Inc	55,123
22,575		Nu Skin Enterprises, Inc (Class A)	1,922,261
2,747		Nutraceutical International Corp	68,785
1,470		Oil-Dri Corp of America	50,495
3,446		Orchids Paper Products Co	107,343
1,058,988		Procter & Gamble Co	81,139,661
3,323	*	Revlon, Inc (Class A)	78,024
8,158		Spectrum Brands, Inc	613,890
71,731	*,e	Star Scientific, Inc	49,164
2,272	*,e	USANA Health Sciences, Inc	136,025
6,180		WD-40 Co	424,751
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	145,061,121

INSURANCE - 4.0%
131,917		ACE Ltd	12,375,134
180,582		Aflac, Inc	11,336,938
6,551	*	Alleghany Corp	2,439,134
13,381		Allied World Assurance Co Holdings Ltd	1,377,173
182,427		Allstate Corp	9,340,262
17,095	*	AMBAC Financial Group, Inc	400,707
24,338		American Equity Investment Life Holding Co	534,219
31,775		American Financial Group, Inc	1,745,083
132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

569,185		American International Group, Inc	$27,298,113
2,745		American National Insurance Co	285,480
6,505		Amerisafe, Inc	269,112
12,576	e	Amtrust Financial Services, Inc	405,953
120,252		Aon plc	9,675,476
52,394	*	Arch Capital Group Ltd	2,819,321
9,987		Argo Group International Holdings Ltd	449,315
48,306		Arthur J. Gallagher & Co	2,233,186
25,295		Aspen Insurance Holdings Ltd	983,975
28,385		Assurant, Inc	1,854,960
61,060		Assured Guaranty Ltd	1,291,419
45,475		Axis Capital Holdings Ltd	2,047,284
3,388		Baldwin & Lyons, Inc (Class B)	84,564
695,459	*	Berkshire Hathaway, Inc (Class B)	77,613,224
44,361		Brown & Brown, Inc	1,396,928
100,896		Chubb Corp	8,529,748
62,365		Cincinnati Financial Corp	3,021,584
16,685	*	Citizens, Inc (Class A)	115,961
10,018		CNA Financial Corp	393,507
84,753		Conseco, Inc	1,435,716
7,847		Crawford & Co (Class B)	63,482
1,961		Donegal Group, Inc (Class A)	28,650
7,465	*	eHealth, Inc	398,855
1,349		EMC Insurance Group, Inc	37,071
11,158		Employers Holdings, Inc	274,152
16,501		Endurance Specialty Holdings Ltd	864,487
3,656	*	Enstar Group Ltd	453,198
10,065		Erie Indemnity Co (Class A)	706,261
19,363		Everest Re Group Ltd	2,802,988
3,633		FBL Financial Group, Inc (Class A)	140,343
114,891		Fidelity National Title Group, Inc (Class A)	3,623,662
41,816		First American Financial Corp	1,083,871
1,768	*	Fortegra Financial Corp	13,030
185,669	*	Genworth Financial, Inc (Class A)	2,738,618
12,261	*	Greenlight Capital Re Ltd (Class A)	393,946
3,716	*	Hallmark Financial Services	32,738
16,850		Hanover Insurance Group, Inc	935,681
172,969		Hartford Financial Services Group, Inc	5,751,219
38,326		HCC Insurance Holdings, Inc	1,644,569
3,476	e	HCI Group, Inc	147,834
23,506	*	Hilltop Holdings, Inc	559,208
15,137		Horace Mann Educators Corp	422,322
1,286		Independence Holding Co	16,499
4,201		Infinity Property & Casualty Corp	296,591
266		Investors Title Co	21,312
1,246		Kansas City Life Insurance Co	58,774
18,133		Kemper Corp	666,388
102,473		Lincoln National Corp	4,921,778
119,128		Loews Corp	5,311,918
18,988		Maiden Holdings Ltd	208,488
5,264	*	Markel Corp	2,838,033
214,408		Marsh & McLennan Cos, Inc	9,800,590
133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

52,831	*	MBIA, Inc	$577,971
19,220		Meadowbrook Insurance Group, Inc	116,473
11,675		Mercury General Corp	535,065
345,691		Metlife, Inc	16,956,144
17,905		Montpelier Re Holdings Ltd	499,012
1,981		National Interstate Corp	44,711
755		National Western Life Insurance Co (Class A)	164,703
3,868	*	Navigators Group, Inc	230,649
98,829		Old Republic International Corp	1,543,709
7,800		OneBeacon Insurance Group Ltd (Class A)	109,668
21,986		PartnerRe Ltd	2,158,366
2,593	*	Phoenix Cos, Inc	122,130
12,138		Platinum Underwriters Holdings Ltd	689,924
21,740		Primerica, Inc	915,906
113,000		Principal Financial Group	4,923,410
21,087		ProAssurance Corp	979,702
232,802		Progressive Corp	5,410,318
29,917		Protective Life Corp	1,466,232
176,332		Prudential Financial, Inc	14,880,657
28,227		Reinsurance Group of America, Inc (Class A)	2,107,710
16,886		RenaissanceRe Holdings Ltd	1,531,729
16,080		RLI Corp	669,893
5,838		Safety Insurance Group, Inc	315,719
21,192		Selective Insurance Group, Inc	498,436
16,955		Stancorp Financial Group, Inc	1,089,359
5,616		State Auto Financial Corp	107,715
8,057		Stewart Information Services Corp	261,933
36,159		Symetra Financial Corp	692,445
9,200	*	Third Point Reinsurance Ltd	146,924
35,808		Torchmark Corp	2,690,971
13,815	e	Tower Group International Ltd	34,537
138,234		Travelers Cos, Inc	11,235,660
3,835	*	United America Indemnity Ltd	93,996
7,816		United Fire & Casualty Co	196,182
11,007		Universal Insurance Holdings, Inc	122,728
101,940		UnumProvident Corp	3,282,468
38,980		Validus Holdings Ltd	1,400,162
40,283		W.R. Berkley Corp	1,561,369
2,356		White Mountains Insurance Group Ltd	1,330,433
111,387		XL Capital Ltd	3,201,262
		TOTAL INSURANCE	313,906,413

MATERIALS - 3.7%
12,157		A. Schulman, Inc	412,973
4,043	*	Advanced Emissions Solutions, Inc	201,867
1,694	*	AEP Industries, Inc	74,604
79,644		Air Products & Chemicals, Inc	8,373,770
25,653		Airgas, Inc	2,648,416
58,175	*,e	AK Steel Holding Corp	411,297
31,726		Albemarle Corp	2,036,175
407,733	e	Alcoa, Inc	4,693,007
41,244		Allegheny Technologies, Inc	1,296,711
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

52,676	*,e	Allied Nevada Gold Corp	$258,639
11,989		AMCOL International Corp	408,465
2,180	*	American Pacific Corp	101,217
12,668		American Vanguard Corp	294,404
26,539		Aptargroup, Inc	1,693,188
6,105	*	Arabian American Development Co	69,597
30,514		Ashland, Inc	2,832,004
39,901		Avery Dennison Corp	1,965,922
26,771		Axiall Corp	1,068,163
12,614		Balchem Corp	687,715
56,772		Ball Corp	2,906,159
39,752		Bemis Co, Inc	1,530,849
23,022	*	Berry Plastics Group, Inc	513,391
5,128	*	Boise Cascade Co	156,353
8,509		Brush Engineered Materials, Inc	226,084
24,991		Cabot Corp	1,216,312
20,101	*	Calgon Carbon Corp	408,251
17,706		Carpenter Technology Corp	1,028,896
7,123	*	Castle (A.M.) & Co	97,728
60,931		Celanese Corp (Series A)	3,085,546
20,860	*	Century Aluminum Co	243,436
22,755		CF Industries Holdings, Inc	5,253,219
1,888		Chase Corp	59,699
37,521	*	Chemtura	941,027
8,287	*	Clearwater Paper Corp	471,945
61,356	e	Cliffs Natural Resources, Inc	1,185,398
37,593	*	Coeur d’Alene Mines Corp	381,569
44,275		Commercial Metals Co	843,881
12,476		Compass Minerals International, Inc	980,863
54,951	*	Crown Holdings, Inc	2,258,486
13,996		Cytec Industries, Inc	1,259,220
4,672		Deltic Timber Corp	300,456
12,763		Domtar Corp	1,370,874
466,459		Dow Chemical Co	21,228,549
354,004		Du Pont (E.I.) de Nemours & Co	21,597,784
18,290		Eagle Materials, Inc	1,440,337
59,451		Eastman Chemical Co	4,634,800
100,639		Ecolab, Inc	10,118,245
30,165	*	Ferro Corp	379,476
19,092	*,e	Flotek Industries, Inc	410,669
51,832		FMC Corp	3,660,894
396,591		Freeport-McMoRan Copper & Gold, Inc (Class B)	12,853,514
8,437		FutureFuel Corp	138,029
29,302	*,e	General Moly, Inc	37,800
16,295		Glatfelter	504,982
24,612		Globe Specialty Metals, Inc	430,218
14,256	e	Gold Resource Corp	65,720
74,151	*	Graphic Packaging Holding Co	704,434
11,581		Greif, Inc (Class A)	586,346
20,134		H.B. Fuller Co	937,842
3,387		Hawkins, Inc	119,256
4,304		Haynes International, Inc	220,107
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,672	*	Headwaters, Inc	$307,713
147,063	e	Hecla Mining Co	445,601
17,308	*	Horsehead Holding Corp	265,159
74,327		Huntsman Corp	1,629,248
9,492		Innophos Holdings, Inc	442,992
9,042		Innospec, Inc	387,359
31,320		International Flavors & Fragrances, Inc	2,714,818
169,558		International Paper Co	8,094,699
20,888	e	Intrepid Potash, Inc	307,054
7,211		Kaiser Aluminum Corp	503,400
33,322		Kapstone Paper and Packaging Corp	932,016
2,222		KMG Chemicals, Inc	34,797
7,936		Koppers Holdings, Inc	313,472
12,330	*	Kraton Polymers LLC	308,373
7,790	e	Kronos Worldwide, Inc	120,589
9,753	*	Landec Corp	104,845
54,884	*	Louisiana-Pacific Corp	962,117
7,299	*	LSB Industries, Inc	241,670
156,234		LyondellBasell Industries AF S.C.A	12,304,990
18,243		Martin Marietta Materials, Inc	1,988,669
65,488		MeadWestvaco Corp	2,362,152
55,545	*	Midway Gold Corp	57,767
13,357		Minerals Technologies, Inc	690,290
65,937	*,e	Molycorp, Inc	319,794
205,741		Monsanto Co	21,921,704
116,178		Mosaic Co	5,188,509
10,561		Myers Industries, Inc	202,243
5,598		Neenah Paper, Inc	243,177
3,624	e	NewMarket Corp	1,213,533
186,802		Newmont Mining Corp	4,034,923
19,907		Noranda Aluminium Holding Corp	64,897
122,169		Nucor Corp	5,906,871
32,025	e	Olin Corp	823,363
4,158		Olympic Steel, Inc	115,135
13,229	*	OM Group, Inc	427,826
17,813	*	Omnova Solutions, Inc	161,030
63,418	*	Owens-Illinois, Inc	2,031,913
36,592		Packaging Corp of America	2,363,843
51,341	*,e	Paramount Gold and Silver Corp	61,096
3,423	*	Penford Corp	42,377
37,930		PolyOne Corp	1,348,791
54,862		PPG Industries, Inc	10,004,634
114,063		Praxair, Inc	14,225,937
5,023		Quaker Chemical Corp	347,140
29,070		Reliance Steel & Aluminum Co	2,033,446
85,695		Rentech, Inc	153,394
26,842	*,e	Resolute Forest Products	518,051
27,935		Rock-Tenn Co (Class A)	2,834,844
29,694		Rockwood Holdings, Inc	2,034,930
24,595		Royal Gold, Inc	1,375,844
50,666		RPM International, Inc	2,009,920
12,025	*	RTI International Metals, Inc	374,218
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,080		Schnitzer Steel Industries, Inc (Class A)	$266,314
11,733		Schweitzer-Mauduit International, Inc	541,243
16,900		Scotts Miracle-Gro Co (Class A)	1,003,691
74,733		Sealed Air Corp	2,330,922
19,364		Sensient Technologies Corp	947,287
34,108		Sherwin-Williams Co	6,250,632
46,014		Sigma-Aldrich Corp	4,277,922
18,128		Silgan Holdings, Inc	830,806
38,597		Sonoco Products Co	1,597,144
60,689		Southern Copper Corp (NY)	1,698,078
84,822		Steel Dynamics, Inc	1,399,563
7,534		Stepan Co	477,580
44,834	*	Stillwater Mining Co	562,218
26,814	*	SunCoke Energy, Inc	594,735
32,425	*	Tahoe Resources, Inc	577,165
6,077	*	Taminco Corp	122,208
7,998	*	Texas Industries, Inc	601,610
10,895		Tredegar Corp	270,087
1,648	*	UFP Technologies, Inc	42,222
650	*	United States Lime & Minerals, Inc	35,457
55,021	e	United States Steel Corp	1,436,598
2,856	*	Universal Stainless & Alloy	90,649
5,217	*	US Concrete, Inc	118,217
8,372	e	US Silica Holdings Inc	247,979
34,573		Valspar Corp	2,429,790
49,306		Vulcan Materials Co	3,043,659
28,986	e	Walter Energy, Inc	329,281
21,822		Wausau Paper Corp	298,089
7,950		Westlake Chemical Corp	966,243
1,691	*	WHX Corp	33,008
20,150		Worthington Industries, Inc	816,881
29,016	*	WR Grace & Co	2,736,789
12,943		Zep, Inc	207,606
11,984	*	Zoltek Cos, Inc	200,133
		TOTAL MATERIALS	291,601,757

MEDIA - 3.8%
6,831		AH Belo Corp (Class A)	54,580
22,976	*	AMC Networks, Inc	1,480,573
79,269	e	Cablevision Systems Corp (Class A)	1,271,475
9,072	*	Carmike Cinemas, Inc	245,942
235,890		CBS Corp (Class B)	13,851,461
56,213	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	166,953
25,284	*	Charter Communications, Inc	3,463,908
46,595		Cinemark Holdings, Inc	1,365,699
16,417		Clear Channel Outdoor Holdings, Inc (Class A)	155,141
1,011,918		Comcast Corp (Class A)	55,098,935
8,719	*	Crown Media Holdings, Inc (Class A)	26,680
40,786	*	Cumulus Media, Inc (Class A)	272,858
305	*	Daily Journal Corp	48,830
6,234	*,e	Dex Media, Inc	37,778
11,050	*,e	Digital Generation, Inc	149,175
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

189,451	*	DIRECTV	$13,153,583
94,104	*	Discovery Communications, Inc (Class A)	7,507,617
79,611		DISH Network Corp (Class A)	4,488,468
27,749	*	DreamWorks Animation SKG, Inc (Class A)	936,251
11,230	*	Entercom Communications Corp (Class A)	105,899
28,044		Entravision Communications Corp (Class A)	169,105
10,946	*	EW Scripps Co (Class A)	201,516
87,353		Gannett Co, Inc	2,404,828
5,657	*	Global Sources Ltd	37,336
25,569	*	Gray Television, Inc	290,975
16,084		Harte-Hanks, Inc	110,175
2,790	*,e	Hemisphere Media Group, Inc	32,085
164,640		Interpublic Group of Cos, Inc	2,686,925
17,384		John Wiley & Sons, Inc (Class A)	941,170
17,540	*	Journal Communications, Inc (Class A)	139,794
30,056	*	Lamar Advertising Co (Class A)	1,462,525
150,118	*	Liberty Global plc (Class A)	11,998,932
37,303	*	Liberty Media Corp	4,908,702
30,709	e	Lions Gate Entertainment Corp	992,822
52,113	*	Live Nation, Inc	1,108,443
5,064		Loral Space & Communications, Inc	376,508
25,066	*	Madison Square Garden, Inc	1,454,580
6,123	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	24,431
22,457	*,e	McClatchy Co (Class A)	102,404
105,569		McGraw-Hill Cos, Inc	8,027,467
14,500		MDC Partners, Inc	348,435
7,819	*,e	Media General, Inc (Class A)	139,413
12,852		Meredith Corp	588,365
8,026		Morningstar, Inc	619,607
21,707		National CineMedia, Inc	405,487
48,407		New York Times Co (Class A)	684,475
191,459	*	News Corp	3,055,686
12,451		Nexstar Broadcasting Group, Inc (Class A)	598,271
100,657		Omnicom Group, Inc	7,305,685
2,956	*,e	ReachLocal, Inc	38,369
4,992	*	Reading International, Inc	37,140
32,957	e	Regal Entertainment Group (Class A)	642,661
3,944	*	Rentrak Corp	225,124
1,443		Saga Communications, Inc	71,198
2,491		Salem Communications	21,423
9,206		Scholastic Corp	303,706
42,429		Scripps Networks Interactive (Class A)	3,076,951
9,070	*,e	SFX Entertainment, Inc	84,351
26,121		Sinclair Broadcast Group, Inc (Class A)	820,722
1,176,968		Sirius XM Holdings, Inc	4,213,545
40,618	*	Starz-Liberty Capital	1,136,492
142,587	e	Thomson Corp	5,141,687
112,159		Time Warner Cable, Inc	14,947,430
357,662		Time Warner, Inc	22,471,903
763,829		Twenty-First Century Fox, Inc	24,305,039
13,632	e	Valassis Communications, Inc	463,488
171,851		Viacom, Inc (Class B)	14,108,967
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

692,559		Walt Disney Co	$50,286,709
10,869		World Wrestling Entertainment, Inc (Class A)	262,921
		TOTAL MEDIA	297,757,779

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
612,592		AbbVie, Inc	30,157,904
26,866	*,e	Acadia Pharmaceuticals, Inc	625,978
4,587	*,e	Accelerate Diagnostics, Inc	63,255
3,540	*,e	Acceleron Pharma, Inc	164,079
8,030	*,e	AcelRx Pharmaceuticals, Inc	91,703
38,434	*,e	Achillion Pharmaceuticals, Inc	127,217
15,505	*	Acorda Therapeutics, Inc	455,072
67,622	*	Actavis plc	12,779,206
10,890	*	Aegerion Pharmaceuticals, Inc	653,182
28,957	*,e	Affymetrix, Inc	271,906
133,635		Agilent Technologies, Inc	7,770,875
2,700	*,e	Agios Pharmaceuticals, Inc	71,415
22,437	*	Akorn, Inc	509,320
8,996	*	Albany Molecular Research, Inc	96,257
75,528	*	Alexion Pharmaceuticals, Inc	11,988,559
6,677	*,e	Alimera Sciences, Inc	42,532
48,382	*	Alkermes plc	2,355,236
113,176		Allergan, Inc	12,969,970
22,228	*	Alnylam Pharmaceuticals, Inc	1,859,594
8,251	*	AMAG Pharmaceuticals, Inc	177,149
289,801		Amgen, Inc	34,471,829
8,671	*,e	Amicus Therapeutics, Inc	23,672
12,858	*,e	Ampio Pharmaceuticals, Inc	109,550
9,815	*,e	Anacor Pharmaceuticals, Inc	186,878
83,279	*,e	Arena Pharmaceuticals, Inc	527,989
40,435	*,e	Ariad Pharmaceuticals, Inc	298,815
16,141	*	Arqule, Inc	36,963
45,206	*	Array Biopharma, Inc	217,441
18,975	*	Auxilium Pharmaceuticals, Inc	485,380
51,205	*	AVANIR Pharmaceuticals, Inc	192,019
15,045	*	AVEO Pharmaceuticals, Inc	24,824
11,182	*,e	BioDelivery Sciences International, Inc	87,779
91,774	*	Biogen Idec, Inc	28,692,223
53,082	*	BioMarin Pharmaceuticals, Inc	3,656,288
8,586	*	Bio-Rad Laboratories, Inc (Class A)	1,091,452
14,329	*,e	Biotime, Inc	53,304
3,000	*,e	Bluebird Bio, Inc	66,510
633,217		Bristol-Myers Squibb Co	31,641,853
41,744	*	Bruker BioSciences Corp	849,490
26,225	*	Cadence Pharmaceuticals, Inc	287,950
11,532	*	Cambrex Corp	216,456
160,963	*	Celgene Corp	24,455,109
40,506	*,e	Cell Therapeutics, Inc	129,214
34,377	*	Celldex Therapeutics, Inc	886,239
5,415	*	Cempra, Inc	64,384
26,407	*,e	Cepheid, Inc	1,395,874
20,044	*	Charles River Laboratories International, Inc	1,133,087
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,311	*,e	Chelsea Therapeutics International, Inc	$112,634
9,194	*,e	ChemoCentryx, Inc	57,095
3,273	*	Chimerix, Inc	63,660
7,351	*	Clovis Oncology, Inc	478,036
9,235	*,e	Corcept Therapeutics, Inc	31,768
2,379	*	Cornerstone Therapeutics, Inc	22,553
44,464	*,e	Coronado Biosciences, Inc	120,942
22,007	*	Covance, Inc	2,080,982
24,842	*	Cubist Pharmaceuticals, Inc	1,815,702
31,564	*,e	Curis, Inc	89,326
9,504	*,e	Cytokinetics, Inc	73,656
21,131	*,e	Cytori Therapeutics, Inc	56,208
60,644	*,e	Dendreon Corp	169,197
26,759	*	Depomed, Inc	321,108
4,787	*,e	Durata Therapeutics, Inc	51,221
57,244	*	Dyax Corp	481,994
51,676	*	Dynavax Technologies Corp	89,916
384,352		Eli Lilly & Co	20,758,852
9,569	*	Emergent Biosolutions, Inc	228,986
1,466	*	Enanta Pharmaceuticals, Inc	53,626
42,799	*,e	Endo Pharmaceuticals Holdings, Inc	2,819,598
11,546	*,e	Endocyte, Inc	137,051
10,740		Enzon Pharmaceuticals, Inc	9,666
2,204	*,e	Epizyme, Inc	67,002
24,459	*,e	Exact Sciences Corp	317,967
69,504	*,e	Exelixis, Inc	478,188
6,457	*	Fibrocell Science, Inc	31,768
8,605	*	Fluidigm Corp	388,258
103,707	*	Forest Laboratories, Inc	6,875,774
1,296	*,m	Forest Laboratories, Inc CVR	1,231
4,030	*,e	Foundation Medicine, Inc	120,658
2,786	*	Furiex Pharmaceuticals Inc	129,159
38,171	*,e	Galena Biopharma, Inc	201,161
7,532	*,e	Genomic Health, Inc	226,864
58,020	*	Geron Corp	291,260
588,938	*	Gilead Sciences, Inc	47,497,850
1,967	*,e	Golf Trust Of America, Inc	4,504
36,433	*,e	Halozyme Therapeutics, Inc	570,541
1,728	*	Harvard Apparatus Regenerative Technology, Inc	7,068
6,915	*	Harvard Bioscience, Inc	30,564
4,178		Hi-Tech Pharmacal Co, Inc	180,740
25,679	*,e	Horizon Pharma, Inc	253,195
62,636	*	Hospira, Inc	2,756,610
3,330	*,e	Hyperion Therapeutics, Inc	93,506
45,727	*,e	Idenix Pharmaceuticals, Inc	320,546
47,472	*,e	Illumina, Inc	7,215,744
32,225	*,e	Immunogen, Inc	483,053
35,440	*,e	Immunomedics, Inc	171,884
27,831	*	Impax Laboratories, Inc	644,009
39,900	*	Incyte Corp	2,614,248
18,307	*	Infinity Pharmaceuticals, Inc	235,245
18,768	*	Insmed, Inc	383,243
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,634	*	Insys Therapeutics, Inc	$96,128
2,768	*	Intercept Pharmaceuticals, Inc	832,836
38,038	*	InterMune, Inc	507,807
4,410	*,e	Intrexon Corp	148,044
37,018	*,e	Ironwood Pharmaceuticals, Inc	513,440
43,218	*,e	Isis Pharmaceuticals, Inc	2,206,711
20,138	*	Jazz Pharmaceuticals plc	3,054,129
1,084,956		Johnson & Johnson	95,986,057
3,306	*	Karyopharm Therapeutics, Inc	115,412
31,085	*,e	Keryx Biopharmaceuticals, Inc	478,087
3,871	*,e	KYTHERA Biopharmaceuticals, Inc	178,066
7,933	*	Lannett Co, Inc	280,194
87,144	*	Lexicon Pharmaceuticals, Inc	160,345
66,800	*	Life Technologies Corp	5,081,476
6,750	*,e	Ligand Pharmaceuticals, Inc (Class B)	418,095
16,220	*	Luminex Corp	296,339
2,580	*	MacroGenics, Inc	102,710
22,442	*	Mallinckrodt plc	1,297,821
55,353	*,e	MannKind Corp	300,013
24,258	*	Medicines Co	843,208
28,511	*	Medivation, Inc	2,269,476
3,680	*,e	MEI Pharma, Inc	31,133
1,164,766		Merck & Co, Inc	61,697,655
53,810	*,e	Merrimack Pharmaceuticals, Inc	282,502
11,847	*	Mettler-Toledo International, Inc	2,917,916
31,680	*,e	MiMedx Group, Inc	248,371
16,661	*	Momenta Pharmaceuticals, Inc	298,232
145,389	*	Mylan Laboratories, Inc	6,602,114
30,891	*,e	Myriad Genetics, Inc	853,518
15,706	*	Nanosphere, Inc	33,140
38,537	*,e	Navidea Biopharmceuticals, Inc	67,825
44,178	*	Nektar Therapeutics	600,821
11,661	*	NeoGenomics, Inc	46,644
25,367	*	Neurocrine Biosciences, Inc	433,522
6,327	*,e	NewLink Genetics Corp	234,226
65,983	*,e	Novavax, Inc	358,948
37,254	*	NPS Pharmaceuticals, Inc	1,332,948
9,798	*,e	Omeros Corp	114,441
1,988	*,m	Omthera Pharmaceuticals, Inc	1,193
4,456	*	OncoGenex Pharmaceutical, Inc	48,125
1,957	*,e	OncoMed Pharmaceuticals, Inc	59,043
3,300	*	Ophthotech Corp	101,937
71,634	*,e	Opko Health, Inc	568,058
41,922	*,e	Orexigen Therapeutics, Inc	285,070
5,036	*	Osiris Therapeutics, Inc	78,612
3,243	*,e	OvaScience, Inc	30,354
25,430	*	Pacific Biosciences of California, Inc	182,587
10,594	*,e	Pacira Pharmaceuticals, Inc	726,007
21,911	*	Parexel International Corp	1,069,476
53,478	e	PDL BioPharma, Inc	486,650
52,780	*,e	Peregrine Pharmaceuticals, Inc	96,060
43,144		PerkinElmer, Inc	1,881,078
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

49,395		Perrigo Co plc	$7,688,826
2,584,524		Pfizer, Inc	78,569,530
22,881	*	Pharmacyclics, Inc	3,044,775
3,806	*	Portola Pharmaceuticals, Inc	101,506
11,983		Pozen, Inc	93,947
19,518	*	Prestige Brands Holdings, Inc	590,615
16,453	*	Progenics Pharmaceuticals, Inc	78,645
4,612	*	Prothena Corp plc	142,695
3,820	*,e	PTC Therapeutics, Inc	99,587
8,392	*	Puma Biotechnology, Inc	992,018
89,388	*	Qiagen NV (NASDAQ)	1,977,263
20,226	e	Questcor Pharmaceuticals, Inc	1,355,344
10,342	*	Quintiles Transnational Holdings, Inc	492,589
20,853	*,e	Raptor Pharmaceutical Corp	324,264
2,085	*	Receptos, Inc	83,087
30,990	*	Regeneron Pharmaceuticals, Inc	8,943,404
3,461	*,e	Regulus Therapeutics, Inc	31,495
4,330	*	Relypsa, Inc	143,150
14,264	*	Repligen Corp	220,807
8,671	*,e	Repros Therapeutics, Inc	162,581
33,185	*	Rigel Pharmaceuticals, Inc	100,551
6,229	*	Sagent Pharmaceuticals	117,915
23,734	*	Salix Pharmaceuticals Ltd	2,310,268
25,294	*,e	Sangamo Biosciences, Inc	489,186
17,269	*,e	Sarepta Therapeutics, Inc	421,018
22,166	*	Sciclone Pharmaceuticals, Inc	104,180
38,446	*,e	Seattle Genetics, Inc	1,724,688
42,517	*,e	Sequenom, Inc	96,514
10,219	*,e	SIGA Technologies, Inc	33,825
21,223	e	Spectrum Pharmaceuticals, Inc	178,485
3,448	*	Stemline Therapeutics, Inc	86,717
5,074	*	Sucampo Pharmaceuticals, Inc (Class A)	41,911
14,120	*,e	Sunesis Pharmaceuticals, Inc	61,846
2,879	*,e	Supernus Pharmaceuticals, Inc	28,128
8,021	*,e	Synageva BioPharma Corp	726,542
30,955	*,e	Synergy Pharmaceuticals, Inc	164,371
19,429	*,e	Synta Pharmaceuticals Corp	103,751
14,240	*	Targacept, Inc	62,798
14,556		Techne Corp	1,322,704
5,023	*	TESARO, Inc	158,275
4,186	*	Tetraphase Pharmaceuticals, Inc	64,925
5,277	*,e	TG Therapeutics, Inc	31,662
42,702	*	TherapeuticsMD, Inc	280,979
31,312	*,e	Theravance, Inc	1,152,908
138,311		Thermo Electron Corp	15,925,129
19,914	*,e	Threshold Pharmaceuticals, Inc	97,180
17,748	*	United Therapeutics Corp	1,821,300
12,930	*	Vanda Pharmaceuticals, Inc	172,228
5,332	*,e	Verastem, Inc	66,970
89,696	*	Vertex Pharmaceuticals, Inc	7,089,572
28,303	*	Vical, Inc	38,209
38,588	*,e	Vivus, Inc	286,323
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,196	*	Waters Corp	$3,594,131
15,218	*	Xenoport, Inc	87,503
28,607	*	XOMA Corp	222,276
34,775	*,e	ZIOPHARM Oncology, Inc	145,707
191,256		Zoetis Inc	5,806,532
51,247	*,e	Zogenix, Inc	227,024
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	664,743,557

REAL ESTATE - 3.3%
21,851		Acadia Realty Trust	556,108
10,756		AG Mortgage Investment Trust	178,442
4,503		Agree Realty Corp	128,741
16,493		Alexander & Baldwin, Inc	645,041
1,048		Alexander’s, Inc	356,142
27,207		Alexandria Real Estate Equities, Inc	1,908,027
16,217		Altisource Residential Corp	486,510
12,843		American Assets Trust, Inc	429,855
40,023		American Campus Communities, Inc	1,391,199
153,290		American Capital Agency Corp	3,211,425
22,743		American Capital Mortgage, Inc	444,626
19,800		American Homes 4 Rent	330,264
58,571		American Realty Capital Properties, Inc	810,623
5,147	*	American Residential Properties, Inc	95,219
153,662		American Tower Corp	12,428,183
6,049		AmREIT, Inc (Class B)	98,478
361,729		Annaly Capital Management, Inc	3,895,821
58,827		Anworth Mortgage Asset Corp	275,899
55,547		Apartment Investment & Management Co (Class A)	1,553,650
16,650		Apollo Commercial Real Estate Finance, Inc	280,053
8,434		Ares Commercial Real Estate Corp	112,425
6,956		Armada Hoffler Properties, Inc	63,300
142,065	*	ARMOUR Residential REIT, Inc	583,887
3,959		Ashford Hospitality Prime, Inc	65,323
19,796		Ashford Hospitality Trust, Inc	186,082
20,730		Associated Estates Realty Corp	331,058
3,145	*	AV Homes, Inc	58,874
49,596		AvalonBay Communities, Inc	6,125,106
4,424		Aviv REIT, Inc	107,901
71,631		BioMed Realty Trust, Inc	1,397,521
59,185		Boston Properties, Inc	6,397,307
59,586		Brandywine Realty Trust	849,101
29,590		BRE Properties, Inc (Class A)	1,748,769
18,200		Brixmor Property Group, Inc	376,376
32,397		Camden Property Trust	2,002,783
29,729		Campus Crest Communities, Inc	262,507
40,595		Capstead Mortgage Corp	512,309
61,584		CBL & Associates Properties, Inc	1,046,312
106,633	*	CBRE Group, Inc	2,830,040
28,202		Cedar Shopping Centers, Inc	177,955
94,917		Chambers Street Properties	734,658
10,309		Chatham Lodging Trust	215,561
18,339		Chesapeake Lodging Trust	446,555
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

382,644		Chimera Investment Corp	$1,193,849
29,334		Colony Financial, Inc	651,215
2,228		Consolidated-Tomoka Land Co	78,314
7,277		Coresite Realty	223,258
32,702		Corporate Office Properties Trust	812,645
64,867		Cousins Properties, Inc	697,320
51,687		CubeSmart	851,802
7,262		CyrusOne, Inc	156,932
64,606		CYS Investments, Inc	511,680
111,159		DCT Industrial Trust, Inc	800,345
116,325		DDR Corp	1,822,813
74,370		DiamondRock Hospitality Co	861,205
49,270		Digital Realty Trust, Inc	2,512,277
54,267		Douglas Emmett, Inc	1,380,010
122,626		Duke Realty Corp	1,926,454
23,826		DuPont Fabros Technology, Inc	619,238
21,154		Dynex Capital, Inc	170,501
12,644		EastGroup Properties, Inc	750,295
43,469		Education Realty Trust, Inc	392,525
2,301		Ellington Residential Mortgage REIT	37,207
31,500		Empire State Realty Trust, Inc	461,790
20,051		Entertainment Properties Trust	1,024,205
31,774		Equity Lifestyle Properties, Inc	1,249,036
22,979		Equity One, Inc	520,704
138,160		Equity Residential	7,651,301
14,713		Essex Property Trust, Inc	2,330,098
18,727		Excel Trust, Inc	213,675
42,342		Extra Space Storage, Inc	1,933,336
25,596		Federal Realty Investment Trust	2,789,964
46,794	*	FelCor Lodging Trust, Inc	381,839
39,744		First Industrial Realty Trust, Inc	682,007
23,269		First Potomac Realty Trust	303,893
63,074	*	Forest City Enterprises, Inc (Class A)	1,147,316
16,040	*	Forestar Real Estate Group, Inc	320,800
36,242		Franklin Street Properties Corp	434,542
29,439		Gaming and Leisure Properties, Inc	1,021,533
213,936		General Growth Properties, Inc	4,308,671
11,101		Getty Realty Corp	210,919
4,744		Gladstone Commercial Corp	88,476
54,142		Glimcher Realty Trust	463,456
20,694		Government Properties Income Trust	511,142
23,085	*	Gramercy Property Trust, Inc	134,355
5,231		Hannon Armstrong Sustainable Infrastructure Capital, Inc	69,206
36,991		Hatteras Financial Corp	663,619
175,117		HCP, Inc	6,855,831
108,648		Health Care REIT, Inc	6,292,892
34,456		Healthcare Realty Trust, Inc	789,732
42,381		Healthcare Trust of America, Inc	454,748
74,609		Hersha Hospitality Trust	405,127
34,846		Highwoods Properties, Inc	1,294,180
21,908		Home Properties, Inc	1,221,371
57,666		Hospitality Properties Trust	1,482,016
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

286,352		Host Marriott Corp	$5,266,013
14,794	*	Howard Hughes Corp	1,845,847
45,279		HRPT Properties Trust	1,112,958
16,040		Hudson Pacific Properties	348,549
32,388		Inland Real Estate Corp	341,370
50,527		Invesco Mortgage Capital, Inc	793,779
38,340		Investors Real Estate Trust	333,175
34,428	*	iStar Financial, Inc	530,880
5,175	*	JAVELIN Mortgage Investment Corp	75,038
17,513		Jones Lang LaSalle, Inc	2,001,035
22,757	e	Kennedy-Wilson Holdings, Inc	546,623
31,755		Kilroy Realty Corp	1,676,664
160,862		Kimco Realty Corp	3,363,624
50,763		Kite Realty Group Trust	327,421
40,045		LaSalle Hotel Properties	1,231,784
64,107		Lexington Corporate Properties Trust	692,997
49,895		Liberty Property Trust	1,816,178
14,173		LTC Properties, Inc	537,865
52,532		Macerich Co	2,973,311
35,378		Mack-Cali Realty Corp	715,697
57,862		Medical Properties Trust, Inc	767,829
140,572		MFA Mortgage Investments, Inc	1,024,770
28,358		Mid-America Apartment Communities, Inc	1,830,225
18,179		Monmouth Real Estate Investment Corp (Class A)	167,974
11,647		National Health Investors, Inc	733,412
45,856		National Retail Properties, Inc	1,522,419
96,840		New Residential Investment Corp	614,934
24,444		New York Mortgage Trust, Inc	174,530
111,048		NorthStar Realty Finance Corp	1,620,190
46,877		Omega Healthcare Investors, Inc	1,497,251
4,657		One Liberty Properties, Inc	97,145
21,097		Parkway Properties, Inc	374,261
23,266		Pebblebrook Hotel Trust	701,005
25,087		Pennsylvania Real Estate Investment Trust	467,873
31,171		Pennymac Mortgage Investment Trust	734,077
7,770		Physicians Realty Trust	96,270
66,472		Piedmont Office Realty Trust, Inc	1,108,088
67,683		Plum Creek Timber Co, Inc	2,915,107
21,589		Post Properties, Inc	1,013,172
17,050		Potlatch Corp	682,000
190,223		Prologis, Inc	7,373,043
7,618		PS Business Parks, Inc	598,546
55,560		Public Storage, Inc	8,755,700
5,300		QTS Realty Trust, Inc	120,257
26,391		RAIT Investment Trust	222,740
22,914		Ramco-Gershenson Properties	365,937
48,133		Rayonier, Inc	2,130,367
4,400	*	Re/Max Holdings, Inc	128,304
47,711	*	Realogy Holdings Corp	2,174,190
77,248		Realty Income Corp	3,150,173
29,819		Redwood Trust, Inc	557,615
35,027		Regency Centers Corp	1,686,200
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

45,907		Resource Capital Corp	$270,392
31,158		Retail Opportunities Investment Corp	450,545
48,981		Retail Properties of America, Inc	646,059
9,240		Rexford Industrial Realty, Inc	126,126
46,937		RLJ Lodging Trust	1,172,486
8,663		Rouse Properties, Inc	151,083
16,871		Ryman Hospitality Properties	697,785
13,099		Sabra Healthcare REIT, Inc	378,954
3,064		Saul Centers, Inc	142,782
10,232		Select Income REIT	282,403
72,164		Senior Housing Properties Trust	1,625,133
8,420		Silver Bay Realty Trust Corp	133,625
120,213		Simon Property Group, Inc	18,613,781
34,931		SL Green Realty Corp	3,275,480
12,009		Sovran Self Storage, Inc	815,531
144,162		Spirit Realty Capital, Inc	1,528,117
25,316	*,e	St. Joe Co	454,929
16,465		STAG Industrial, Inc	353,339
74,572		Starwood Property Trust, Inc	2,252,074
75,251	*	Strategic Hotels & Resorts, Inc	700,587
40,051		Summit Hotel Properties, Inc	356,854
13,972		Sun Communities, Inc	653,191
70,444		Sunstone Hotel Investors, Inc	903,797
36,132		Tanger Factory Outlet Centers, Inc	1,206,086
24,852		Taubman Centers, Inc	1,615,877
5,192	*	Tejon Ranch Co	177,151
11,848		Terreno Realty Corp	204,615
135,400		Two Harbors Investment Corp	1,330,982
95,313		UDR, Inc	2,319,918
5,775		UMH Properties, Inc	54,574
4,803		Universal Health Realty Income Trust	203,647
9,802		Urstadt Biddle Properties, Inc (Class A)	183,886
112,508		Ventas, Inc	7,019,374
71,833		Vornado Realty Trust	6,596,424
25,504		Washington Real Estate Investment Trust	594,243
46,512		Weingarten Realty Investors	1,348,383
10,224		Western Asset Mortgage Capital Corp	152,849
227,002		Weyerhaeuser Co	6,782,820
6,793		Whitestone REIT	92,724
14,231		Winthrop Realty Trust	163,372
21,415		WP Carey, Inc	1,265,198
7,855		ZAIS Financial Corp	133,535
		TOTAL REAL ESTATE	259,664,804

RETAILING - 4.3%
8,446	*	1-800-FLOWERS.COM, Inc (Class A)	42,568
29,021		Aaron’s, Inc	780,375
29,862	e	Abercrombie & Fitch Co (Class A)	1,056,518
28,291		Advance Auto Parts, Inc	3,248,090
29,079	*,e	Aeropostale, Inc	205,007
142,177	*	Amazon.com, Inc	50,997,468
73,659		American Eagle Outfitters, Inc	996,606
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,169	*	America’s Car-Mart, Inc	$122,165
17,376	*	Ann Taylor Stores Corp	561,940
13,136	*	Asbury Automotive Group, Inc	617,655
49,905	*	Ascena Retail Group, Inc	936,218
8,667	*	Audiovox Corp (Class A)	115,531
19,403	*	Autonation, Inc	958,314
13,776	*	AutoZone, Inc	6,819,947
15,535	*	Barnes & Noble, Inc	209,412
11,576		Bebe Stores, Inc	57,533
84,100	*	Bed Bath & Beyond, Inc	5,369,785
104,527		Best Buy Co, Inc	2,460,566
6,241		Big 5 Sporting Goods Corp	107,096
22,280	*	Big Lots, Inc	596,881
5,451	*	Blue Nile, Inc	234,720
6,527	*,e	Body Central Corp	22,322
5,473	e	Bon-Ton Stores, Inc	58,835
18,821		Brown Shoe Co, Inc	445,681
10,709	e	Buckle, Inc	474,623
5,800	*,e	Burlington Stores, Inc	148,364
18,207	*	Cabela’s, Inc	1,217,320
86,178	*	Carmax, Inc	3,887,490
10,463		Cato Corp (Class A)	292,545
61,892		Chico’s FAS, Inc	1,027,407
8,544	*	Children’s Place Retail Stores, Inc	450,012
18,136	*	Christopher & Banks Corp	129,491
6,565	*	Citi Trends, Inc	105,040
8,547	*,e	Conn’s, Inc	518,888
5,500	*,e	Container Store Group, Inc	202,125
5,150		Core-Mark Holding Co, Inc	389,597
23,491		CST Brands, Inc	750,068
5,544		Destination Maternity Corp	148,745
19,258	*	Destination XL Group, Inc	103,608
37,124		Dick’s Sporting Goods, Inc	1,949,010
10,272		Dillard’s, Inc (Class A)	896,746
125,067	*	Dollar General Corp	7,043,773
79,970	*	Dollar Tree, Inc	4,040,084
29,112		DSW, Inc (Class A)	1,096,067
42,494		Expedia, Inc	2,761,260
32,600	*	Express Parent LLC	564,632
37,016		Family Dollar Stores, Inc	2,288,329
18,009		Finish Line, Inc (Class A)	461,931
12,522	*,e	Five Below, Inc	458,931
58,858		Foot Locker, Inc	2,271,919
17,131	*,e	Francesca’s Holdings Corp	325,489
16,159		Fred’s, Inc (Class A)	282,459
6,450	*	FTD Cos, Inc	199,950
45,541	e	GameStop Corp (Class A)	1,597,123
106,145		Gap, Inc	4,042,002
10,048	*	Genesco, Inc	705,571
59,181		Genuine Parts Co	4,867,637
37,552		GNC Holdings, Inc	1,919,283
4,270		Gordmans Stores, Inc	30,829
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,750		Group 1 Automotive, Inc	$534,887
160,182	*	Groupon, Inc	1,675,504
21,854		Guess?, Inc	613,005
7,376		Haverty Furniture Cos, Inc	205,200
4,857	*,e	HHgregg, Inc	40,119
9,782	*,e	Hibbett Sports, Inc	587,018
563,823		Home Depot, Inc	43,329,798
21,503	*	HomeAway, Inc	878,613
13,393		HSN, Inc	733,535
90,966	*,e	JC Penney Co, Inc	538,519
11,678	*,e	JOS A Bank Clothiers, Inc	656,537
4,834	*	Kirkland’s, Inc	91,024
84,685		Kohl’s Corp	4,287,602
93,686		L Brands, Inc	4,905,399
203,240	*	Liberty Interactive Corp	5,428,540
14,039	*	Liberty Ventures	1,628,524
8,460		Lithia Motors, Inc (Class A)	476,213
115,551	*	LKQ Corp	3,127,966
419,475		Lowe’s Companies, Inc	19,417,498
10,988	*,e	Lumber Liquidators, Inc	977,822
147,801		Macy’s, Inc	7,863,013
9,957	*	MarineMax, Inc	146,866
5,117	*,e	Mattress Firm Holding Corp	208,262
18,113		Men’s Wearhouse, Inc	870,149
11,265	e	Monro Muffler, Inc	625,320
17,711	*	Murphy USA, Inc	686,124
19,203	*	NetFlix, Inc	7,860,364
10,555	*	New York & Co, Inc	47,814
55,351		Nordstrom, Inc	3,179,915
10,758		Nutri/System, Inc	152,979
189,708	*	Office Depot, Inc	927,672
9,575	*	Orbitz Worldwide, Inc	68,940
42,400	*	O’Reilly Automotive, Inc	5,553,552
10,654	*,e	Outerwall, Inc	685,159
4,892	*,e	Overstock.com, Inc	103,026
17,800	*	Pacific Sunwear Of California, Inc	51,264
16,091		Penske Auto Group, Inc	690,465
18,830	*	PEP Boys - Manny Moe & Jack	224,830
8,830	e	PetMed Express, Inc	116,821
41,213		Petsmart, Inc	2,596,419
36,040		Pier 1 Imports, Inc	688,724
19,882	*	Priceline.com, Inc	22,762,703
40,686	*,e	RadioShack Corp	97,646
23,490		Rent-A-Center, Inc	585,841
6,747	*	Restoration Hardware Holdings, Inc	382,825
3,600	*,e	RetailMeNot, Inc	127,476
85,385		Ross Stores, Inc	5,798,495
64,589	*	Sally Beauty Holdings, Inc	1,833,036
16,723	*,e	Sears Holdings Corp	608,215
3,323	*	Sears Hometown and Outlet Stores, Inc	69,750
25,137	*	Select Comfort Corp	411,493
6,389		Shoe Carnival, Inc	157,808
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,879	*	Shutterfly, Inc	$704,669
32,216		Signet Jewelers Ltd	2,562,783
14,342		Sonic Automotive, Inc (Class A)	321,691
12,585	e	Stage Stores, Inc	246,666
253,900		Staples, Inc	3,341,324
11,572		Stein Mart, Inc	143,261
3,201		Systemax, Inc	36,203
246,651		Target Corp	13,970,313
43,566		Tiffany & Co	3,624,256
11,101	*,e	Tile Shop Holdings, Inc	156,857
4,219	*	Tilly’s, Inc	48,983
276,690		TJX Companies, Inc	15,870,938
54,044		Tractor Supply Co	3,594,466
42,813	*	TripAdvisor, Inc	3,304,735
17,397	*	Tuesday Morning Corp	228,597
24,251		Ulta Salon Cosmetics & Fragrance, Inc	2,078,553
41,653	*	Urban Outfitters, Inc	1,492,010
14,600	*	Valuevision International, Inc (Class A)	90,082
6,650	*	Vitacost.com, Inc	36,708
11,513	*	Vitamin Shoppe, Inc	516,013
4,388	*	West Marine, Inc	57,439
36,178	*	Wet Seal, Inc (Class A)	86,465
15,193	*	WEX, Inc	1,251,295
37,339		Williams-Sonoma, Inc	2,035,722
664		Winmark Corp	53,552
12,604	*	Zale Corp	190,572
5,000	*,e	zulily, Inc	198,750
9,252	*,e	Zumiez, Inc	199,103
		TOTAL RETAILING	337,427,876

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
14,930	*	Advanced Energy Industries, Inc	407,589
238,833	*,e	Advanced Micro Devices, Inc	819,197
5,299	*	Alpha & Omega Semiconductor Ltd	38,471
122,371		Altera Corp	4,090,863
6,956	*,e	Ambarella, Inc	222,801
24,412	*,e	Amkor Technology, Inc	129,384
31,117	*	Anadigics, Inc	61,300
118,582		Analog Devices, Inc	5,723,953
462,338		Applied Materials, Inc	7,776,525
25,937	*	Applied Micro Circuits Corp	261,964
173,308	*	Atmel Corp	1,448,855
12,233	*	ATMI, Inc	338,609
93,889		Avago Technologies Ltd	5,130,095
32,287	*	Axcelis Technologies, Inc	78,135
221,027		Broadcom Corp (Class A)	6,577,763
23,571		Brooks Automation, Inc	239,246
8,822		Cabot Microelectronics Corp	355,703
21,203	*	Cavium Networks, Inc	788,115
8,650	*	Ceva, Inc	150,423
24,698	*,e	Cirrus Logic, Inc	432,462
9,419		Cohu, Inc	97,581
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

44,809	*	Cree, Inc	$2,707,360
56,092		Cypress Semiconductor Corp	563,164
13,621	*	Diodes, Inc	312,057
6,797	*	DSP Group, Inc	60,901
52,988	*	Entegris, Inc	557,434
34,443	*	Entropic Communications, Inc	143,627
14,159	*	Exar Corp	155,891
47,288	*	Fairchild Semiconductor International, Inc	603,395
27,065	*	First Solar, Inc	1,368,948
20,565	*	Formfactor, Inc	132,439
21,529	*,e	Freescale Semiconductor Holdings Ltd	390,321
5,980	*	GSI Technology, Inc	39,827
56,050	*,e	GT Solar International, Inc	575,633
13,503	*	Hittite Microwave Corp	774,397
9,801	*	Inphi Corp	112,515
50,515	*	Integrated Device Technology, Inc	487,470
10,873	*	Integrated Silicon Solution, Inc	127,975
1,923,424		Intel Corp	47,200,825
6,378	*	Intermolecular, Inc	25,703
26,366	*	International Rectifier Corp	685,780
48,195		Intersil Corp (Class A)	546,531
9,988		IXYS Corp	126,748
63,878		Kla-Tencor Corp	3,926,581
19,735	*	Kopin Corp	75,782
62,051	*	Lam Research Corp	3,140,401
42,567	*	Lattice Semiconductor Corp	246,037
90,575		Linear Technology Corp	4,034,210
210,020		LSI Logic Corp	2,316,521
19,456	*	LTX-Credence Corp	166,349
3,778	*	MA-COM Technology Solutions	64,226
150,508		Marvell Technology Group Ltd	2,247,084
114,664		Maxim Integrated Products, Inc	3,469,733
9,302	*,e	MaxLinear, Inc	95,438
17,514		Micrel, Inc	174,790
75,896	e	Microchip Technology, Inc	3,404,695
395,615	*	Micron Technology, Inc	9,114,970
34,769	*	Microsemi Corp	814,985
20,314		MKS Instruments, Inc	612,061
16,479		Monolithic Power Systems, Inc	538,698
18,141	*	MoSys, Inc	91,068
7,437	*	Nanometrics, Inc	125,983
9,646	*	NeoPhotonics Corp Ltd	70,802
1,929	*	NVE Corp	111,033
222,389		Nvidia Corp	3,491,507
20,239	*	Omnivision Technologies, Inc	311,478
177,771	*	ON Semiconductor Corp	1,486,166
9,085	*	PDF Solutions, Inc	215,314
10,093	*,e	Peregrine Semiconductor Corp	66,311
7,286	*	Pericom Semiconductor Corp	60,328
23,544	*	Photronics, Inc	195,415
13,935	*	PLX Technology, Inc	84,307
77,701	*	PMC - Sierra, Inc	508,942
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,991		Power Integrations, Inc	$650,997
47,933	*	Rambus, Inc	427,083
112,796	*	RF Micro Devices, Inc	601,203
8,102	*,e	Rubicon Technology, Inc	88,879
12,643	*	Rudolph Technologies, Inc	138,947
25,728	*	Semtech Corp	586,856
13,811	*	Sigma Designs, Inc	64,774
29,865	*	Silicon Image, Inc	166,945
16,163	*	Silicon Laboratories, Inc	763,540
73,040	*	Skyworks Solutions, Inc	2,209,460
16,668	*	Spansion, Inc	250,020
101,075	*	SunEdison, Inc	1,405,953
15,884	*,e	SunPower Corp	514,006
3,284		Supertex, Inc	87,683
72,878	*	Teradyne, Inc	1,370,835
19,565		Tessera Technologies, Inc	388,365
428,161		Texas Instruments, Inc	18,154,026
60,020	*	Triquint Semiconductor, Inc	498,166
6,833	*	Ultra Clean Holdings	78,101
10,672	*	Ultratech, Inc	270,002
14,503	*	Veeco Instruments, Inc	551,259
102,625		Xilinx, Inc	4,763,852
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	168,160,142

SOFTWARE & SERVICES - 10.4%
19,693	*	Accelrys, Inc	247,738
248,559		Accenture plc	19,854,893
15,329	*	ACI Worldwide, Inc	929,091
99,003		Activision Blizzard, Inc	1,695,921
15,624	*	Actuate Corp	118,742
28,063	*	Acxiom Corp	1,009,145
194,109	*	Adobe Systems, Inc	11,489,312
12,408		Advent Software, Inc	407,727
68,521	*	Akamai Technologies, Inc	3,267,081
19,369	*	Alliance Data Systems Corp	4,641,975
61,588		Amdocs Ltd	2,664,297
6,756		American Software, Inc (Class A)	68,100
16,138	*,e	Angie’s List, Inc	289,516
35,988	*	Ansys, Inc	2,826,138
29,253		AOL, Inc	1,347,978
35,666	*	Aspen Technology, Inc	1,625,300
86,277	*	Autodesk, Inc	4,421,696
187,420		Automatic Data Processing, Inc	14,356,372
8,579	*	AVG Technologies NV	142,326
17,549	*,e	Bankrate, Inc	291,138
2,700	*,e	Barracuda Networks, Inc	92,637
18,506	*	Bazaarvoice, Inc	134,168
1,900	*,e	Benefitfocus, Inc	123,785
18,275		Blackbaud, Inc	629,756
4,303	*,e	Blackhawk Network Holdings, Inc	113,212
15,713	*	Blucora, Inc	402,410
11,058		Booz Allen Hamilton Holding Co	202,140
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,399	*	Bottomline Technologies, Inc	$498,493
10,397	*	Brightcove, Inc	111,664
47,045		Broadridge Financial Solutions, Inc	1,707,263
10,067	*	BroadSoft, Inc	308,151
126,571		CA, Inc	4,060,398
9,222	*	CACI International, Inc (Class A)	682,612
108,193	*	Cadence Design Systems, Inc	1,527,685
15,264	*	Callidus Software, Inc	223,923
6,253	*	Carbonite, Inc	63,218
17,048	*	Cardtronics, Inc	656,689
3,742		Cass Information Systems, Inc	202,517
2,258	*	ChannelAdvisor Corp	97,929
28,103	*	Ciber, Inc	109,040
71,471	*	Citrix Systems, Inc	3,864,437
116,217	*	Cognizant Technology Solutions Corp (Class A)	11,263,752
17,759	*	Commvault Systems, Inc	1,226,614
57,315		Computer Sciences Corp	3,462,399
6,003		Computer Task Group, Inc	97,008
83,741		Compuware Corp	849,134
13,605	*	comScore, Inc	372,913
7,790	*	Comverse, Inc	280,752
17,768	*,e	Concur Technologies, Inc	2,155,969
10,822	*	Constant Contact, Inc	292,302
41,252		Convergys Corp	840,303
29,812	*	Conversant, Inc	640,958
15,427	*	Cornerstone OnDemand, Inc	880,110
10,758	*	CoStar Group, Inc	1,850,806
12,041		CSG Systems International, Inc	360,748
4,900	*	Cvent, Inc	187,229
2,701	*,e	Cyan, Inc	10,237
7,890	*	Datalink Corp	114,642
16,602	*	DealerTrack Holdings, Inc	774,483
13,481	*	Demand Media, Inc	77,785
6,119	*	Demandware, Inc	389,658
21,212	*	Dice Holdings, Inc	148,484
13,396	*	Digital River, Inc	235,502
2,107		DMRC Corp	77,074
12,911		DST Systems, Inc	1,174,901
5,534	*,e	E2open, Inc	132,539
37,774		EarthLink Holdings Corp	163,939
500,930	*	eBay, Inc	26,649,476
117	e	Ebix, Inc	1,589
4,651	*	eGain Corp	44,557
115,805	*	Electronic Arts, Inc	3,057,252
10,412	*,e	Ellie Mae, Inc	271,753
8,300	*,e	Endurance International Group Holdings, Inc	95,284
8,754	*	Envestnet, Inc	374,233
8,495	*	EPAM Systems, Inc	347,445
11,770		EPIQ Systems, Inc	169,017
1,860		ePlus, Inc	100,328
18,834	*	Equinix, Inc	3,488,057
19,019	*	Euronet Worldwide, Inc	815,154
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,995		EVERTEC, Inc	$265,309
12,509	*	ExlService Holdings, Inc	314,601
656,988	*	Facebook, Inc	41,107,739
16,813	e	Factset Research Systems, Inc	1,778,311
13,625		Fair Isaac Corp	740,655
112,155		Fidelity National Information Services, Inc	5,686,258
6,600	*,e	FireEye, Inc	481,734
37,250	*	First American Corp	1,186,412
103,304	*	Fiserv, Inc	5,790,189
25,931	*	FleetCor Technologies, Inc	2,756,984
6,261	*,e	FleetMatics Group plc	250,503
6,370		Forrester Research, Inc	239,130
51,947	*	Fortinet, Inc	1,101,276
36,231	*	Gartner, Inc	2,548,126
64,082		Genpact Ltd	1,087,472
3,514	*,m	Gerber Scientific, Inc	0
3,000	*	Gigamon, Inc	91,380
25,360	*	Global Cash Access, Inc	215,053
8,020	*	Global Eagle Entertainment, Inc	128,400
30,526		Global Payments, Inc	2,017,463
48,631	*,e	Glu Mobile, Inc	192,092
4,200	*,e	Gogo, Inc	85,638
104,111	*	Google, Inc (Class A)	122,951,968
6,177	*	Guidance Software, Inc	66,650
18,757	*	Guidewire Software, Inc	885,518
8,566		Hackett Group, Inc	50,539
13,744	e	Heartland Payment Systems, Inc	592,504
11,998	*	Higher One Holdings, Inc	93,104
29,546		IAC/InterActiveCorp	2,069,402
12,049	*	iGate Corp	406,654
7,743	*	Imperva, Inc	425,865
19,069	*	Infoblox, Inc	668,941
41,447	*	Informatica Corp	1,672,801
5,865	*	Interactive Intelligence, Inc	445,388
20,242	*	Internap Network Services Corp	164,972
402,313		International Business Machines Corp	71,080,661
114,922		Intuit, Inc	8,418,036
18,204	e	j2 Global, Inc	825,551
32,569		Jack Henry & Associates, Inc	1,816,699
15,195	*,e	Jive Software, Inc	140,554
9,164	*	Knot, Inc	111,159
28,722	e	Leidos Holdings, Inc	1,302,255
31,019	*	Limelight Networks, Inc	59,246
37,332	*	LinkedIn Corp	8,034,220
25,980	*	Lionbridge Technologies	142,890
9,582	*,e	Liquidity Services, Inc	227,764
19,540	*	Liveperson, Inc	270,238
9,155	*	LogMeIn, Inc	310,904
2,680	*	Luxoft Holding, Inc	100,205
5,845	*	magicJack VocalTec Ltd	84,869
29,760	*	Manhattan Associates, Inc	1,003,507
9,112		Mantech International Corp (Class A)	265,159
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,916		Marchex, Inc (Class B)	$55,374
3,243	*,e	Marin Software, Inc	32,008
2,787	*	Marketo, Inc	114,100
450,960		Mastercard, Inc (Class A)	34,128,653
26,274		MAXIMUS, Inc	1,113,229
36,297		Mentor Graphics Corp	754,978
29,884	*,e	Micros Systems, Inc	1,659,459
3,225,171		Microsoft Corp	122,072,722
3,605	*	MicroStrategy, Inc (Class A)	453,149
13,413	*,e	Millennial Media, Inc	106,499
8,779	*,e	Mitek Systems, Inc	52,586
2,993	*	Model N, Inc	29,631
12,618	*	ModusLink Global Solutions, Inc	64,983
8,027	*	MoneyGram International, Inc	148,500
14,709		Monotype Imaging Holdings, Inc	429,062
52,943	*	Monster Worldwide, Inc	324,011
15,248	*	Move, Inc	215,607
12,978	*	Netscout Systems, Inc	458,383
13,338	*	NetSuite, Inc	1,402,891
25,383	*	NeuStar, Inc (Class A)	860,230
24,413		NIC, Inc	530,739
99,448	*,e	Nuance Communications, Inc	1,524,538
8,726	*,e	OpenTable, Inc	656,893
1,373,457		Oracle Corp	50,680,563
54,049	*	Pandora Media, Inc	1,949,547
125,740		Paychex, Inc	5,258,447
6,159		Pegasystems, Inc	279,865
12,449	*	Perficient, Inc	255,578
16,433	*	Planet Payment, Inc	58,008
10,834	*	PRG-Schultz International, Inc	72,154
22,150	*	Progress Software Corp	535,366
6,793	*	Proofpoint, Inc	274,981
8,661	*	PROS Holdings, Inc	329,205
46,763	*	PTC, Inc	1,668,504
1,815		QAD, Inc (Class A)	33,015
33,102	*	QLIK Technologies, Inc	894,416
5,833	*	Qualys, Inc	169,040
10,313	*	QuinStreet, Inc	85,289
44,301	*,e	Rackspace Hosting, Inc	1,612,999
2,652	*	Rally Software Development Corp	56,488
6,554	*	RealNetworks, Inc	47,713
17,634	*,e	RealPage, Inc	396,412
73,099	*	Red Hat, Inc	4,130,094
3,209	*	Reis, Inc	57,120
13,890	*	Responsys, Inc	375,169
1,800	*,e	Rocket Fuel, Inc	105,300
5,380	*	Rosetta Stone, Inc	59,610
39,322	*	Rovi Corp	834,020
229,784	*	Salesforce.com, Inc	13,908,826
3,576		Sapiens International Corp NV	25,247
43,717	*	Sapient Corp	700,784
15,212		Science Applications International Corp	562,996
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,819	*	Sciquest, Inc	$233,174
11,069	*	Seachange International, Inc	132,385
30,106	*	ServiceNow, Inc	1,909,624
23,558	*	ServiceSource International LLC	187,993
3,430	*	Shutterstock, Inc	276,492
2,089	*,e	Silver Spring Networks, Inc	35,617
25,012	*	SolarWinds, Inc	997,729
25,934		Solera Holdings, Inc	1,733,169
6,389	*	Spark Networks, Inc	36,609
43,493	*	Splunk, Inc	3,350,266
5,751	*	SPS Commerce, Inc	371,630
22,077	*	SS&C Technologies Holdings, Inc	857,029
4,962	*	Stamps.com, Inc	195,801
20,992	*	SupportSoft, Inc	56,678
14,880	*	Sykes Enterprises, Inc	311,885
268,349		Symantec Corp	5,745,352
11,136	*	Synchronoss Technologies, Inc	296,886
59,748	*	Synopsys, Inc	2,381,555
6,330	*	Syntel, Inc	533,303
14,466	*	TA Indigo Holding Corp	153,050
3,590	*	Tableau Software, Inc	290,144
30,856	*	Take-Two Interactive Software, Inc	591,818
11,995	*,e	Tangoe, Inc	218,669
16,987	*	TeleCommunication Systems, Inc (Class A)	38,560
4,598	*	TeleNav, Inc	29,887
7,450	*	TeleTech Holdings, Inc	162,559
63,039	*	Teradata Corp	2,592,164
2,400	*,e	Textura Corp	75,456
62,742	*	TIBCO Software, Inc	1,335,777
48,128	*	TiVo, Inc	596,306
62,446		Total System Services, Inc	1,865,886
4,367	*	Travelzoo, Inc	97,297
10,911	*,e	Trulia, Inc	376,757
31,630	*,e	Twitter, Inc	2,040,135
12,003	*	Tyler Technologies, Inc	1,265,716
10,594	*	Ultimate Software Group, Inc	1,729,259
17,004	*	Unisys Corp	582,727
4,607		United Online, Inc	55,791
27,274	*	Unwired Planet, Inc	45,548
33,279	*	Vantiv, Inc	1,009,685
11,802	*	Vasco Data Security International	88,161
43,062	*	VeriFone Systems, Inc	1,249,229
20,079	*	Verint Systems, Inc	912,390
50,102	*,e	VeriSign, Inc	2,943,493
16,219	*,e	VirnetX Holding Corp	291,293
7,704	*	Virtusa Corp	264,093
202,097		Visa, Inc (Class A)	43,537,757
11,714	*	VistaPrint Ltd	572,580
34,205	*	VMware, Inc (Class A)	3,083,239
6,237	*	Vocus, Inc	76,216
24,803	*,e	Vringo, Inc	106,405
13,778	*	WebMD Health Corp (Class A)	659,966
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,956	*	Website Pros, Inc	$539,313
215,383		Western Union Co	3,316,898
3,880	*	Wix.com Ltd	111,201
14,125	*	Workday, Inc	1,264,753
468,496		Xerox Corp	5,083,182
2,777	*	Xoom Corp	76,062
347,180	*	Yahoo!, Inc	12,505,424
12,643	*	Yelp, Inc	960,236
8,866	*,e	Zillow, Inc	727,899
19,707	*	Zix Corp	88,484
222,604	*	Zynga, Inc	979,458
		TOTAL SOFTWARE & SERVICES	810,573,028

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
38,425	*,e	3D Systems Corp	2,986,775
22,562		Adtran, Inc	572,849
5,045	*	Agilysys, Inc	66,089
4,562	e	Alliance Fiber Optic Products, Inc	71,851
61,430		Amphenol Corp (Class A)	5,337,038
4,455	*	Anaren, Inc	124,517
11,053		Anixter International, Inc	969,569
362,277		Apple, Inc	181,355,866
44,389	*	ARRIS Group, Inc	1,149,675
39,872	*	Arrow Electronics, Inc	2,048,623
44,947	*,e	Aruba Networks, Inc	885,905
5,463	*	Audience, Inc	62,169
12,825	*	Avid Technology, Inc	89,005
52,221		Avnet, Inc	2,144,716
23,578		AVX Corp	304,628
5,862	*	AX Holding Corp	40,389
5,631		Badger Meter, Inc	286,843
3,107		Bel Fuse, Inc (Class B)	59,561
16,843		Belden CDT, Inc	1,089,911
20,407	*	Benchmark Electronics, Inc	463,851
5,380		Black Box Corp	147,466
163,275	*	Brocade Communications Systems, Inc	1,524,988
15,335	*	CalAmp Corp	452,076
15,814	*	Calix Networks, Inc	125,405
10,100		CDW Corp	239,067
15,153	*	Checkpoint Systems, Inc	202,141
38,817	*	Ciena Corp	905,601
2,068,166		Cisco Systems, Inc	45,313,517
33,038		Cognex Corp	1,303,349
9,303		Coherent, Inc	621,813
15,900	*	CommScope Holding Co, Inc	285,087
6,617		Comtech Telecommunications Corp	201,289
567,048		Corning, Inc	9,758,896
16,155	*	Cray, Inc	476,411
12,860		CTS Corp	240,353
13,980		Daktronics, Inc	204,248
24,460		Diebold, Inc	821,611
10,399	*	Digi International, Inc	107,110
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,947	e	Dolby Laboratories, Inc (Class A)	$776,638
7,017	*	DTS, Inc	145,462
15,301	*	EchoStar Corp (Class A)	719,606
7,109		Electro Rent Corp	119,573
8,952		Electro Scientific Industries, Inc	97,040
17,705	*	Electronics for Imaging, Inc	750,161
812,469		EMC Corp	19,694,249
30,938	*	Emulex Corp	227,704
35,807	*	Extreme Networks, Inc	262,107
30,356	*	F5 Networks, Inc	3,248,092
10,941	*	Fabrinet	202,080
6,019	*	FARO Technologies, Inc	311,303
16,077		FEI Co	1,506,736
36,876	*	Finisar Corp	874,330
54,438		Flir Systems, Inc	1,726,773
30,305	*	Fusion-io, Inc	333,355
9,235	*	GSI Group, Inc	99,646
41,621	*	Harmonic, Inc	273,034
42,417		Harris Corp	2,941,195
17,933	*	Harris Stratex Networks, Inc (Class A)	34,073
749,567		Hewlett-Packard Co	21,737,443
5,985	*	Hutchinson Technology, Inc	22,743
14,783	*	Imation Corp	71,106
8,608	*	Immersion Corp	100,714
46,174	*,e	Infinera Corp	402,637
58,237	*	Ingram Micro, Inc (Class A)	1,457,090
15,777	*	Insight Enterprises, Inc	332,895
15,655		InterDigital, Inc	450,081
21,826	*,e	InvenSense, Inc	429,754
12,349	e	IPG Photonics Corp	825,778
15,091	*	Itron, Inc	609,375
21,608	*	Ixia	276,366
80,323		Jabil Circuit, Inc	1,443,404
91,295	*	JDS Uniphase Corp	1,213,311
196,532	*	Juniper Networks, Inc	5,229,717
20,615	*	Kemet Corp	113,795
4,519	*	KVH Industries, Inc	59,560
24,102		Lexmark International, Inc (Class A)	944,557
8,475		Littelfuse, Inc	758,512
11,856	*	Maxwell Technologies, Inc	96,745
5,827	*	Measurement Specialties, Inc	321,476
11,902	*	Mercury Computer Systems, Inc	127,351
795		Mesa Laboratories, Inc	63,815
13,943		Methode Electronics, Inc	469,321
94,624		Motorola, Inc	6,037,011
6,091		MTS Systems Corp	428,380
2,641	*	Multi-Fineline Electronix, Inc	36,446
36,788		National Instruments Corp	1,066,852
61,450	*	NCR Corp	2,162,426
13,531	*,e	Neonode, Inc	76,991
129,922		NetApp, Inc	5,500,897
13,526	*	Netgear, Inc	431,615
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,754	*	Newport Corp	$249,498
5,235	*	Numerex Corp	69,887
7,256	*	Oplink Communications, Inc	122,844
7,343	*	OSI Systems, Inc	425,380
12,643	*,e	Palo Alto Networks, Inc	751,626
7,383		Park Electrochemical Corp	222,745
38,779	*,e	Parkervision, Inc	177,996
2,720		PC Connection, Inc	55,651
5,420		PC-Tel, Inc	44,498
16,576		Plantronics, Inc	711,608
12,430	*	Plexus Corp	486,013
68,822	*	Polycom, Inc	821,046
7,482	*,e	Procera Networks, Inc	86,492
34,549	*	QLogic Corp	399,732
668,473		Qualcomm, Inc	49,614,066
89,500	*	Quantum Corp	111,875
4,741	*	Radisys Corp	13,417
15,520	*	RealD, Inc	138,904
4,066		Richardson Electronics Ltd	46,881
62,216	*	Riverbed Technology, Inc	1,226,900
12,947	*	Rofin-Sinar Technologies, Inc	299,076
6,561	*	Rogers Corp	398,253
16,628	*	Ruckus Wireless, Inc	223,314
86,652		SanDisk Corp	6,026,647
31,442	*	Sanmina Corp	525,710
10,651	*	Scansource, Inc	399,839
19,766	*	ShoreTel, Inc	152,198
12,816	*,e	Silicon Graphics International Corp	166,736
88,048	*	Sonus Networks, Inc	264,144
14,393	*	Speed Commerce, Inc	57,572
13,500	*	Stratasys Ltd	1,627,560
12,888	*	Super Micro Computer, Inc	264,977
11,908	*,e	Synaptics, Inc	694,951
11,079	*	SYNNEX Corp	622,086
14,787	*	Tech Data Corp	797,315
2,797		Tessco Technologies, Inc	93,112
97,626	*	Trimble Navigation Ltd	3,156,249
18,862	*	TTM Technologies, Inc	151,085
5,659	e	Ubiquiti Networks, Inc	233,151
3,650	*,e	Uni-Pixel, Inc	34,858
15,423	*,e	Universal Display Corp	500,939
15,127	*	Viasat, Inc	900,208
4,897	*,e	Violin Memory, Inc	18,511
50,091	*	Vishay Intertechnology, Inc	680,236
5,516	*	Vishay Precision Group, Inc	78,548
11,260	*	Westell Technologies, Inc	42,225
81,257		Western Digital Corp	7,001,916
19,367	*	Zebra Technologies Corp (Class A)	1,064,410
6,230	*	Zygo Corp	87,407
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	433,021,871
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.1%
34,713	*	8x8, Inc	$351,990
2,079,579		AT&T, Inc	69,291,572
3,536		Atlantic Tele-Network, Inc	205,972
4,835	*	Boingo Wireless, Inc	29,252
8,193	*	Cbeyond Communications, Inc	59,481
238,322		CenturyTel, Inc	6,877,973
80,190	*	Cincinnati Bell, Inc	277,457
17,952		Cogent Communications Group, Inc	742,674
16,386	e	Consolidated Communications Holdings, Inc	320,838
130,028	*	Crown Castle International Corp	9,226,787
6,461	*	Fairpoint Communications, Inc	82,765
381,957	e	Frontier Communications Corp	1,795,198
12,153	*	General Communication, Inc (Class A)	118,249
3,135	*	Hawaiian Telcom Holdco, Inc	85,084
3,945		HickoryTech Corp	56,453
4,316		IDT Corp (Class B)	73,372
19,971	*	inContact, Inc	175,345
11,976		Inteliquent, Inc	138,922
8,586	*	Intelsat S.A.	171,548
24,911	*,e	Iridium Communications, Inc	157,936
19,784	*	Leap Wireless International, Inc	347,209
62,552	*	Level 3 Communications, Inc	2,007,919
6,361		Lumos Networks Corp	120,923
68,792	*,e	NII Holdings, Inc (Class B)	207,064
6,901		NTELOS Holdings Corp	113,245
7,939	*	Orbcomm, Inc	54,779
18,318	*	Premiere Global Services, Inc	199,666
4,486	*,e	RingCentral, Inc	81,869
49,410	*	SBA Communications Corp (Class A)	4,582,778
9,111		Shenandoah Telecom Co	228,686
325,542	*	Sprint Corp	2,692,232
2,097	*	Straight Path Communications, Inc	17,279
36,184		Telephone & Data Systems, Inc	977,692
73,215		T-Mobile US, Inc	2,238,183
19,858	*,e	Towerstream Corp	56,397
57,396	*	tw telecom inc (Class A)	1,690,886
4,832		US Cellular Corp	214,009
8,964		USA Mobility, Inc	127,827
1,106,676		Verizon Communications, Inc	53,142,582
56,503	*	Vonage Holdings Corp	260,479
226,015	e	Windstream Holdings, Inc	1,690,592
		TOTAL TELECOMMUNICATION SERVICES	161,291,164

TRANSPORTATION - 2.1%
22,768	*	Air Transport Services Group, Inc	143,211
26,907		Alaska Air Group, Inc	2,127,536
6,466		Allegiant Travel Co	588,859
3,092		Amerco, Inc	688,681
75,486	*,e	American Airlines Group, Inc	2,532,555
10,986		Arkansas Best Corp	376,710
9,836	*	Atlas Air Worldwide Holdings, Inc	347,506
40,942	*	Avis Budget Group, Inc	1,543,923
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,615	*	Celadon Group, Inc	$158,240
58,367	e	CH Robinson Worldwide, Inc	3,416,804
20,400		Con-Way, Inc	784,788
12,808		Copa Holdings S.A. (Class A)	1,674,006
389,477		CSX Corp	10,480,826
328,645		Delta Air Lines, Inc	10,059,823
6,770	*	Echo Global Logistics, Inc	137,363
78,828		Expeditors International of Washington, Inc	3,220,912
122,128		FedEx Corp	16,282,105
11,512		Forward Air Corp	512,744
16,617	*	Genesee & Wyoming, Inc (Class A)	1,501,180
19,650	*,e	Hawaiian Holdings, Inc	199,644
17,811		Heartland Express, Inc	375,100
131,625	*	Hertz Global Holdings, Inc	3,424,883
14,183	*	Hub Group, Inc (Class A)	587,885
1,603		International Shipholding Corp	42,944
35,156		J.B. Hunt Transport Services, Inc	2,638,458
88,511	*,e	JetBlue Airways Corp	775,356
42,238		Kansas City Southern Industries, Inc	4,459,910
21,700	*	Kirby Corp	2,165,443
22,259		Knight Transportation, Inc	475,230
17,823		Landstar System, Inc	1,023,753
9,209		Marten Transport Ltd	175,616
14,961		Matson, Inc	358,017
121,212		Norfolk Southern Corp	11,223,019
27,035	*	Old Dominion Freight Line	1,466,378
17,847	*	Pacer International, Inc	157,232
3,699	*	Park-Ohio Holdings Corp	176,812
2,006	*	Patriot Transportation Holding, Inc	73,179
9,597	*	Quality Distribution, Inc	131,959
18,858	*	Republic Airways Holdings, Inc	184,997
7,476	*	Roadrunner Transportation Services Holdings, Inc	196,245
20,321		Ryder System, Inc	1,446,652
8,986	*	Saia, Inc	302,469
26,346		Skywest, Inc	342,761
276,960		Southwest Airlines Co	5,802,312
22,427	*	Spirit Airlines, Inc	1,051,826
31,161	*,e	Swift Transportation Co, Inc	679,310
137,116	*	UAL Corp	6,285,397
6,896	*	Ultrapetrol Bahamas Ltd	22,895
180,922		Union Pacific Corp	31,523,849
280,134		United Parcel Service, Inc (Class B)	26,677,161
1,808		Universal Truckload Services, Inc	52,450
34,683		UTI Worldwide, Inc	543,136
16,944		Werner Enterprises, Inc	441,561
15,883	*	Wesco Aircraft Holdings, Inc	354,985
11,166	*,e	XPO Logistics, Inc	278,257
8,093	*,e	YRC Worldwide, Inc	177,884
		TOTAL TRANSPORTATION	162,872,737

UTILITIES - 3.0%
236,714		AES Corp	3,328,199
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,299		AGL Resources, Inc	$2,068,826
17,560		Allete, Inc	877,649
44,253		Alliant Energy Corp	2,299,386
92,564		Ameren Corp	3,502,622
187,438		American Electric Power Co, Inc	9,148,849
16,104		American States Water Co	457,354
67,454		American Water Works Co, Inc	2,871,517
68,266		Aqua America, Inc	1,634,971
1,984		Artesian Resources Corp	44,660
73,013	e	Atlantic Power Corp	193,484
34,058		Atmos Energy Corp	1,635,125
22,952		Avista Corp	661,706
16,898		Black Hills Corp	926,517
21,512		California Water Service Group	501,014
150,740	*	Calpine Corp	2,861,045
162,211		Centerpoint Energy, Inc	3,795,737
5,540		Chesapeake Utilities Corp	326,029
25,272		Cleco Corp	1,234,790
102,831		CMS Energy Corp	2,857,673
4,218		Connecticut Water Service, Inc	142,147
113,581		Consolidated Edison, Inc	6,179,942
4,410		Consolidated Water Co, Inc	56,713
2,121		Delta Natural Gas Co, Inc	44,159
222,126		Dominion Resources, Inc	15,084,577
67,588		DTE Energy Co	4,610,853
271,409		Duke Energy Corp	19,166,904
37,632	*,e	Dynegy, Inc	766,187
124,400		Edison International	5,991,104
18,601		El Paso Electric Co	677,634
16,504		Empire District Electric Co	378,767
67,999		Entergy Corp	4,285,977
327,219		Exelon Corp	9,489,351
159,992		FirstEnergy Corp	5,038,148
4,127	*	Genie Energy Ltd	41,270
58,592		Great Plains Energy, Inc	1,446,051
37,641	e	Hawaiian Electric Industries, Inc	979,419
20,340		Idacorp, Inc	1,072,528
30,178		Integrys Energy Group, Inc	1,639,873
20,757		ITC Holdings Corp	2,148,349
12,849		Laclede Group, Inc	589,641
69,943		MDU Resources Group, Inc	2,240,974
10,649		MGE Energy, Inc	606,354
5,907		Middlesex Water Co	117,549
28,287		National Fuel Gas Co	2,131,708
17,858		New Jersey Resources Corp	814,325
163,262		NextEra Energy, Inc	15,008,676
118,772		NiSource, Inc	4,082,194
121,890		Northeast Utilities	5,338,782
10,943		Northwest Natural Gas Co	454,791
15,258		NorthWestern Corp	689,814
122,279		NRG Energy, Inc	3,405,470
8,540		NRG Yield, Inc	332,548
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

75,715		OGE Energy Corp	$2,579,610
6,871	e	Ormat Technologies, Inc	169,370
16,846		Otter Tail Corp	468,993
7,000		Pattern Energy Group, Inc	195,230
94,991		Pepco Holdings, Inc	1,845,675
169,196		PG&E Corp	7,131,611
29,673		Piedmont Natural Gas Co, Inc	979,802
42,005		Pinnacle West Capital Corp	2,210,723
33,746		PNM Resources, Inc	831,839
31,847		Portland General Electric Co	961,142
241,672		PPL Corp	7,387,913
193,068		Public Service Enterprise Group, Inc	6,436,887
6,766	*,e	Pure Cycle Corp	42,085
66,334		Questar Corp	1,546,909
53,525		SCANA Corp	2,530,127
93,758		Sempra Energy	8,692,304
5,339		SJW Corp	152,749
12,014		South Jersey Industries, Inc	640,827
333,871		Southern Co	13,768,840
17,791		Southwest Gas Corp	955,910
80,008	e	TECO Energy, Inc	1,310,531
42,439		UGI Corp	1,841,428
21,736		UIL Holdings Corp	840,531
8,614		Unitil Corp	262,210
17,516		UNS Energy Corp	1,048,858
31,189		Vectren Corp	1,139,022
51,005		Westar Energy, Inc	1,691,836
19,834		WGL Holdings, Inc	749,329
87,334		Wisconsin Energy Corp	3,726,542
188,677		Xcel Energy, Inc	5,454,652
4,886		York Water Co	99,528
		TOTAL UTILITIES	233,972,945

		TOTAL COMMON STOCKS	7,725,252,316
		(Cost $5,539,523,617)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
7,432	m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
100,197		Community Health Systems, Inc	4,008
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,008

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,340	e,m	Trius Therapeutics, Inc	1,604
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,604
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES	COMPANY	VALUE

REAL ESTATE - 0.0%
766	Tejon Ranch Co	$3,102
	TOTAL REAL ESTATE	3,102

	TOTAL RIGHTS / WARRANTS	8,714
	(Cost $11,015)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.1%
GOVERNMENT AGENCY DEBT - 0.1%
$5,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.045%	02/20/14	4,999,881
		TOTAL GOVERNMENT AGENCY DEBT			4,999,881

TREASURY DEBT - 0.1%
11,500,000	d	United States Treasury Bill	0.053	03/13/14	11,499,323
		TOTAL TREASURY DEBT			11,499,323

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%
224,592,596	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			224,592,596
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			224,592,596
		TOTAL SHORT-TERM INVESTMENTS			241,091,800
		(Cost $241,091,800)

		TOTAL INVESTMENTS - 102.6%			7,966,352,830
		(Cost $5,780,626,432)
		OTHER ASSETS & LIABILITIES, NET - (2.6)%			(204,782,262)
		NET ASSETS - 100.0%			$7,761,570,568

Abbreviation(s):
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $217,196,179.
m	Indicates a security that has been deemed illiquid.
163

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.0%
1,650		Allison Transmission Holdings, Inc	$47,404
36,360		BorgWarner, Inc	1,952,532
48,894		Delphi Automotive plc	2,977,156
213,193		Ford Motor Co	3,189,367
12,595		Gentex Corp	407,952
37,616		Goodyear Tire & Rubber Co	889,995
35,264		Harley-Davidson, Inc	2,175,436
1,342		Lear Corp	97,067
13,146	*,e	Tesla Motors, Inc	2,384,816
7,224		Thor Industries, Inc	371,097
7,829	*	Visteon Corp	634,227
		TOTAL AUTOMOBILES & COMPONENTS	15,127,049

BANKS - 0.1%
3,338	*,e	Nationstar Mortgage Holdings, Inc	93,397
16,587	*	Ocwen Financial Corp	732,150
675	*	Signature Bank	82,391
		TOTAL BANKS	907,938

CAPITAL GOODS - 8.6%
91,792		3M Co	11,766,816
5,102		A.O. Smith Corp	240,916
2,150	*	Aecom Technology Corp	61,640
11,221	*	Allegion plc	553,756
38,620		Ametek, Inc	1,908,600
4,099		Armstrong World Industries, Inc	228,232
11,508		Babcock & Wilcox Co	394,494
14,657	*	BE Aerospace, Inc	1,164,792
119,280		Boeing Co	14,941,013
671		Carlisle Cos, Inc	50,010
18,771		Caterpillar, Inc	1,762,785
15,910		Chicago Bridge & Iron Co NV	1,193,091
13,618	*	Colfax Corp	820,485
6,987		Crane Co	441,299
24,463		Cummins, Inc	3,106,312
19,106		Danaher Corp	1,421,295
60,895		Deere & Co	5,234,534
21,594		Donaldson Co, Inc	890,968
19,778		Dover Corp	1,711,984
84,637		Emerson Electric Co	5,580,964
46,843	e	Fastenal Co	2,057,813
22,401		Flowserve Corp	1,620,264
15,076		Fluor Corp	1,145,173
22,831		Fortune Brands Home & Security, Inc	1,028,765
164

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,827		Graco, Inc	$682,878
776	*	Harsco Corp	19,703
6,399	*	HD Supply Holdings, Inc	137,387
15,831	*	Hexcel Corp	659,836
123,663		Honeywell International, Inc	11,281,776
6,772		Hubbell, Inc (Class B)	790,496
7,896		Huntington Ingalls	750,278
12,036		IDEX Corp	866,712
22,056		Illinois Tool Works, Inc	1,739,557
33,491		Ingersoll-Rand plc	1,968,936
14,318		ITT Corp	586,322
8,111		Lennox International, Inc	702,088
13,014		Lincoln Electric Holdings, Inc	900,569
40,780		Lockheed Martin Corp	6,154,110
21,024		Manitowoc Co, Inc	598,133
56,422		Masco Corp	1,193,890
5,498	*	MRC Global, Inc	153,504
7,439		MSC Industrial Direct Co (Class A)	625,025
1,177	*,e	Navistar International Corp	36,275
10,171		Nordson Corp	705,054
7,511		Paccar, Inc	420,616
17,454		Pall Corp	1,398,065
23,013		Precision Castparts Corp	5,862,562
6,087	*	Quanta Services, Inc	189,732
21,984		Rockwell Automation, Inc	2,524,643
19,077		Rockwell Collins, Inc	1,441,458
15,547		Roper Industries, Inc	2,133,670
960		Snap-On, Inc	96,144
3,627	*,e	SolarCity Corp	268,724
2,443	*	Spirit Aerosystems Holdings, Inc (Class A)	82,842
2,238		Stanley Works	173,221
8,947		Toro Co	566,882
8,198		TransDigm Group, Inc	1,369,312
1,672		Triumph Group, Inc	114,398
14,728	*	United Rentals, Inc	1,192,084
135,420		United Technologies Corp	15,440,588
4,174		Valmont Industries, Inc	610,990
9,233		W.W. Grainger, Inc	2,164,954
9,356	*	WABCO Holdings, Inc	806,674
15,186		Westinghouse Air Brake Technologies Corp	1,120,879
1,778		Xylem, Inc	59,314
		TOTAL CAPITAL GOODS	127,916,282

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
4,503		Cintas Corp	256,986
9,341	*	Clean Harbors, Inc	523,843
17,569	*	Copart, Inc	602,265
11,148		Corrections Corp of America	374,238
5,770		Dun & Bradstreet Corp	634,700
18,830		Equifax, Inc	1,319,230
10,257	*	IHS, Inc (Class A)	1,163,246
24,616		Iron Mountain, Inc	650,109
165

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,530		KAR Auction Services, Inc	$126,025
4,997		Nielsen Holdings NV	211,323
13,531	e	Pitney Bowes, Inc	340,711
16,015		R.R. Donnelley & Sons Co	295,797
22,025		Robert Half International, Inc	920,205
10,153		Rollins, Inc	292,609
13,583	*	Stericycle, Inc	1,590,026
23,827	*	Verisk Analytics, Inc	1,521,592
18,295		Waste Connections, Inc	747,900
5,445		Waste Management, Inc	227,492
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,798,297

CONSUMER DURABLES & APPAREL - 2.2%
8,615		Carter’s, Inc	579,359
44,258		Coach, Inc	2,119,516
2,524	*	Deckers Outdoor Corp	196,746
7,756	*	Fossil Group, Inc	867,353
15,468		Hanesbrands, Inc	1,100,394
15,094		Hasbro, Inc	741,417
19,955	*	Jarden Corp	1,206,280
54,404		Mattel, Inc	2,058,647
31,736	*	Michael Kors Holdings Ltd	2,536,658
26,775		Newell Rubbermaid, Inc	827,347
111,394		Nike, Inc (Class B)	8,115,053
616	*	NVR, Inc	710,501
11,268		Phillips-Van Heusen Corp	1,361,963
10,193		Polaris Industries, Inc	1,276,164
59,903		Pulte Homes, Inc	1,217,229
9,459		Ralph Lauren Corp	1,484,022
3,373	*	Taylor Morrison Home Corp	71,339
9,472	*	Tempur-Pedic International, Inc	466,875
8,208		Tupperware Corp	643,179
13,204	*,e	Under Armour, Inc (Class A)	1,427,484
54,742		VF Corp	3,199,670
930		Whirlpool Corp	123,969
		TOTAL CONSUMER DURABLES & APPAREL	32,331,165

CONSUMER SERVICES - 3.3%
6,172	*	Bally Technologies, Inc	452,531
10,527		Brinker International, Inc	509,086
15,030		Burger King Worldwide, Inc	365,830
4,869	*	Chipotle Mexican Grill, Inc (Class A)	2,687,493
234		Choice Hotels International, Inc	11,356
13,241		Darden Restaurants, Inc	654,635
8,825		Domino’s Pizza, Inc	623,133
16,263		Dunkin Brands Group, Inc	756,717
42,797		H&R Block, Inc	1,301,029
41,418		International Game Technology	597,662
61,467		Las Vegas Sands Corp	4,703,455
32,291		Marriott International, Inc (Class A)	1,591,946
157,580		McDonald’s Corp	14,839,309
3,726	*	Norwegian Cruise Line Holdings Ltd	130,485
166

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,495	*	Panera Bread Co (Class A)	$759,970
5,064		SeaWorld Entertainment, Inc	164,175
25,612		Service Corp International	453,332
10,355		Six Flags Entertainment Corp	371,641
117,869		Starbucks Corp	8,382,843
13,071		Starwood Hotels & Resorts Worldwide, Inc	976,534
1,885	e	Weight Watchers International, Inc	50,952
21,439		Wyndham Worldwide Corp	1,520,883
12,646		Wynn Resorts Ltd	2,749,493
70,888		Yum! Brands, Inc	4,760,129
		TOTAL CONSUMER SERVICES	49,414,619

DIVERSIFIED FINANCIALS - 2.5%
8,372	*	Affiliated Managers Group, Inc	1,668,037
148,855		American Express Co	12,655,652
10,256		Ameriprise Financial, Inc	1,083,444
1,147		Artisan Partners Asset Management, Inc	72,743
7,236		BlackRock, Inc	2,174,201
13,699		CBOE Holdings, Inc	712,622
23,396		Charles Schwab Corp	580,689
19,078		Eaton Vance Corp	726,300
10,390	e	Federated Investors, Inc (Class B)	279,387
64,595		Franklin Resources, Inc	3,359,586
11,422		IntercontinentalExchange Group, Inc	2,384,799
30,000		iShares Russell 1000 Growth Index Fund	2,504,400
20,302		Lazard Ltd (Class A)	868,114
6,388		Leucadia National Corp	174,584
7,195		LPL Financial Holdings, Inc	385,148
30,583		Moody’s Corp	2,280,880
7,703	*	MSCI, Inc (Class A)	329,072
21,020		SEI Investments Co	715,941
40,855		T Rowe Price Group, Inc	3,204,666
13,514		Waddell & Reed Financial, Inc (Class A)	875,978
		TOTAL DIVERSIFIED FINANCIALS	37,036,243

ENERGY - 4.6%
4,502		Anadarko Petroleum Corp	363,266
2,763	*	Antero Resources Corp	162,299
1,392	*	Atwood Oceanics, Inc	65,981
4,633		Baker Hughes, Inc	262,413
66,193		Cabot Oil & Gas Corp	2,646,396
24,853	*	Cameron International Corp	1,490,434
38,024	*	Cheniere Energy, Inc	1,670,775
39,566	*	Cobalt International Energy, Inc	647,695
16,458	*	Concho Resources, Inc	1,609,428
6,839	e	Continental Resources, Inc	753,658
2,613	e	CVR Energy, Inc	96,916
12,231	*	Dresser-Rand Group, Inc	697,167
6,392	*	Dril-Quip, Inc	642,780
40,011		EOG Resources, Inc	6,611,418
21,611		Equitable Resources, Inc	2,005,717
37,295	*	FMC Technologies, Inc	1,843,865
167

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,963		Frank’s International NV	$46,013
10,551	*	Gulfport Energy Corp	643,083
133,305		Halliburton Co	6,533,278
95,474		Kinder Morgan, Inc	3,247,071
17,095	*	Kosmos Energy LLC	176,762
5,988	*	Laredo Petroleum Holdings, Inc	148,143
6,850		Noble Energy, Inc	426,961
15,876		Oasis Petroleum, Inc	663,776
16,993		Oceaneering International, Inc	1,158,073
30,653		Oneok, Inc	2,099,424
15,837		Pioneer Natural Resources Co	2,681,521
2,591		Questar Market Resources, Inc	80,036
25,602		Range Resources Corp	2,206,636
8,547	e	RPC, Inc	145,555
208,878		Schlumberger Ltd	18,291,446
55,588	e	Seadrill Ltd	1,985,047
55,348	*	Southwestern Energy Co	2,252,110
10,434		St. Mary Land & Exploration Co	863,518
1,369	*	Whiting Petroleum Corp	79,922
58,995		Williams Cos, Inc	2,388,708
2,302		World Fuel Services Corp	98,341
		TOTAL ENERGY	67,785,632

FOOD & STAPLES RETAILING - 2.4%
68,660		Costco Wholesale Corp	7,714,638
22,169		CVS Corp	1,501,285
6,563	*	Fresh Market, Inc	229,442
81,584		Kroger Co	2,945,182
2,627		Safeway, Inc	82,067
2,142	*	Sprouts Farmers Market, Inc	76,555
32,523		Sysco Corp	1,140,907
112,105		Walgreen Co	6,429,222
167,926		Wal-Mart Stores, Inc	12,540,714
57,995		Whole Foods Market, Inc	3,030,819
		TOTAL FOOD & STAPLES RETAILING	35,690,831

FOOD, BEVERAGE & TOBACCO - 7.6%
315,788		Altria Group, Inc	11,122,053
7,434		Archer Daniels Midland Co	293,494
23,792		Brown-Forman Corp (Class B)	1,831,984
18,537		Campbell Soup Co	763,910
601,635		Coca-Cola Co	22,753,836
40,788		Coca-Cola Enterprises, Inc	1,765,713
60,703		ConAgra Foods, Inc	1,929,748
22,692	*	Constellation Brands, Inc (Class A)	1,739,796
31,896		Dr Pepper Snapple Group, Inc	1,527,180
26,414		Flowers Foods, Inc	553,373
101,052		General Mills, Inc	4,852,517
23,476	e	Green Mountain Coffee Roasters, Inc	1,901,556
23,568		Hershey Co	2,342,659
18,828		Hillshire Brands Co	670,653
21,096		Hormel Foods Corp	958,602
168

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,312		Ingredion, Inc	$81,738
2,109		J.M. Smucker Co	203,286
37,670		Kellogg Co	2,184,107
93,485		Kraft Foods Group, Inc	4,893,940
59,366		Lorillard, Inc	2,921,995
20,505		McCormick & Co, Inc	1,316,011
31,839		Mead Johnson Nutrition Co	2,448,101
21,149	*	Monster Beverage Corp	1,436,017
243,180		PepsiCo, Inc	19,541,945
257,035		Philip Morris International, Inc	20,084,715
3,296		Pinnacle Foods, Inc	88,992
37,117		Reynolds American, Inc	1,800,174
21,666	*	WhiteWave Foods Co (Class A)	524,534
		TOTAL FOOD, BEVERAGE & TOBACCO	112,532,629

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
15,695		Aetna, Inc	1,072,439
36,266		AmerisourceBergen Corp	2,437,801
12,663		Bard (C.R.), Inc	1,640,998
85,244		Baxter International, Inc	5,822,165
30,528		Becton Dickinson & Co	3,300,687
15,472	*	Brookdale Senior Living, Inc	424,861
32,433	*	Catamaran Corp	1,576,892
46,709	*	Cerner Corp	2,657,275
2,458		Cigna Corp	212,150
3,714		Community Health Systems, Inc	153,804
5,531		Cooper Cos, Inc	687,393
29,054	*	DaVita, Inc	1,886,476
6,268		Dentsply International, Inc	289,206
17,914	*	Edwards Lifesciences Corp	1,166,560
4,589	*	Envision Healthcare Holdings, Inc	151,712
112,406	*	Express Scripts Holding Co	8,395,604
3,121		HCA Holdings, Inc	156,893
13,671	*	Henry Schein, Inc	1,570,661
12,081	*	Hologic, Inc	258,050
8,577	*	Idexx Laboratories, Inc	980,008
6,006	*	Intuitive Surgical, Inc	2,447,925
13,818	*	Laboratory Corp of America Holdings	1,241,271
35,605		McKesson Corp	6,209,868
12,236		Patterson Cos, Inc	488,951
10,242	*	Pediatrix Medical Group, Inc	569,865
3,521	*	Premier, Inc	122,144
1,668	e	Quest Diagnostics, Inc	87,570
22,706	e	Resmed, Inc	990,209
8,488	*	Sirona Dental Systems, Inc	610,627
28,212		St. Jude Medical, Inc	1,713,315
30,404		Stryker Corp	2,359,350
16,515	*	Tenet Healthcare Corp	759,855
9,486		Universal Health Services, Inc (Class B)	778,042
17,098	*	Varian Medical Systems, Inc	1,390,238
1,843	*,e	Veeva Systems, Inc	58,589
1,326		Zimmer Holdings, Inc	124,604
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	54,794,058
169

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
68,441		Avon Products, Inc	$1,019,086
21,583		Church & Dwight Co, Inc	1,393,830
17,203	e	Clorox Co	1,518,509
146,716		Colgate-Palmolive Co	8,983,420
5,269	e	Coty, Inc	71,079
36,463		Estee Lauder Cos (Class A)	2,506,467
13,357	e	Herbalife Ltd	859,790
50,507		Kimberly-Clark Corp	5,523,951
9,101		Nu Skin Enterprises, Inc (Class A)	774,950
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	22,651,082

INSURANCE - 0.9%
1,617		Allied World Assurance Co Holdings Ltd	166,422
1,660		American Financial Group, Inc	91,167
37,364		Aon plc	3,006,307
1,166	*	Arch Capital Group Ltd	62,742
20,093		Arthur J. Gallagher & Co	928,899
4,747		Axis Capital Holdings Ltd	213,710
8,690		Brown & Brown, Inc	273,648
5,739		Chubb Corp	485,175
1,933		Endurance Specialty Holdings Ltd	101,270
3,846		Erie Indemnity Co (Class A)	269,874
3,440		Fidelity National Title Group, Inc (Class A)	108,498
1,980		Hanover Insurance Group, Inc	109,949
3,385		Loews Corp	150,937
57,915		Marsh & McLennan Cos, Inc	2,647,295
76,558		Progressive Corp	1,779,208
28,091		Prudential Financial, Inc	2,370,600
15,125		Travelers Cos, Inc	1,229,360
1,900		Validus Holdings Ltd	68,248
		TOTAL INSURANCE	14,063,309

MATERIALS - 4.4%
10,314		Airgas, Inc	1,064,817
4,671		Albemarle Corp	299,785
7,381		Aptargroup, Inc	470,908
4,763		Avery Dennison Corp	234,673
23,702		Ball Corp	1,213,305
6,842		Bemis Co, Inc	263,485
25,058		Celanese Corp (Series A)	1,268,937
5,185		Compass Minerals International, Inc	407,645
19,501	*	Crown Holdings, Inc	801,491
24,855		Dow Chemical Co	1,131,151
144,732		Du Pont (E.I.) de Nemours & Co	8,830,099
7,707		Eagle Materials, Inc	606,926
24,358		Eastman Chemical Co	1,898,950
41,286		Ecolab, Inc	4,150,894
21,403		FMC Corp	1,511,694
784		Greif, Inc (Class A)	39,694
170

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

12,695		International Flavors & Fragrances, Inc	$1,100,403
60,148		International Paper Co	2,871,466
63,677		LyondellBasell Industries AF S.C.A	5,015,201
7,246		Martin Marietta Materials, Inc	789,887
83,976		Monsanto Co	8,947,643
1,475		NewMarket Corp	493,919
15,128	*	Owens-Illinois, Inc	484,701
15,672		Packaging Corp of America	1,012,411
20,402		PPG Industries, Inc	3,720,509
46,511		Praxair, Inc	5,800,852
8,136		Rock-Tenn Co (Class A)	825,641
8,514		Rockwood Holdings, Inc	583,464
2,569		Royal Gold, Inc	143,710
20,007		RPM International, Inc	793,678
6,724		Scotts Miracle-Gro Co (Class A)	399,338
30,825		Sealed Air Corp	961,432
13,935		Sherwin-Williams Co	2,553,728
17,919		Sigma-Aldrich Corp	1,665,929
6,907		Silgan Holdings, Inc	316,548
24,820		Southern Copper Corp (NY)	694,464
1,737	*	Tahoe Resources, Inc	30,919
14,176		Valspar Corp	996,289
2,647		Westlake Chemical Corp	321,716
10,395	*	WR Grace & Co	980,456
		TOTAL MATERIALS	65,698,758

MEDIA - 5.2%
9,362	*	AMC Networks, Inc	603,287
30,819	e	Cablevision Systems Corp (Class A)	494,337
88,390		CBS Corp (Class B)	5,190,261
10,372	*	Charter Communications, Inc	1,420,964
17,749		Cinemark Holdings, Inc	520,223
6,665		Clear Channel Outdoor Holdings, Inc (Class A)	62,984
381,219		Comcast Corp (Class A)	20,757,374
77,039	*	DIRECTV	5,348,818
38,451	*	Discovery Communications, Inc (Class A)	3,067,621
32,746		DISH Network Corp (Class A)	1,846,219
31,542		Interpublic Group of Cos, Inc	514,765
12,175	*	Lamar Advertising Co (Class A)	592,436
52,393	*	Liberty Global plc (Class A)	4,187,773
12,673	e	Lions Gate Entertainment Corp	409,718
9,435	*	Madison Square Garden, Inc	547,513
20,361		McGraw-Hill Cos, Inc	1,548,250
3,060		Morningstar, Inc	236,232
57,581	*	News Corp	918,993
40,660		Omnicom Group, Inc	2,951,103
2,882	e	Regal Entertainment Group (Class A)	56,199
17,262		Scripps Networks Interactive (Class A)	1,251,840
229,072		Sirius XM Holdings, Inc	820,078
15,042	*	Starz-Liberty Capital	420,875
45,747		Time Warner Cable, Inc	6,096,703
230,180		Twenty-First Century Fox, Inc	7,324,328
171

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

70,008		Viacom, Inc (Class B)	$5,747,657
62,851		Walt Disney Co	4,563,611
		TOTAL MEDIA	77,500,162

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
249,004		AbbVie, Inc	12,258,467
27,240	*	Actavis plc	5,147,815
6,660		Agilent Technologies, Inc	387,279
30,784	*	Alexion Pharmaceuticals, Inc	4,886,344
21,223	*	Alkermes plc	1,033,136
46,641		Allergan, Inc	5,345,059
118,062		Amgen, Inc	14,043,475
28,650	*,e	Ariad Pharmaceuticals, Inc	211,723
37,347	*	Biogen Idec, Inc	11,676,166
21,869	*	BioMarin Pharmaceuticals, Inc	1,506,337
222,403		Bristol-Myers Squibb Co	11,113,478
16,337	*	Bruker BioSciences Corp	332,458
65,660	*	Celgene Corp	9,975,724
3,845	*	Charles River Laboratories International, Inc	217,358
8,650	*	Covance, Inc	817,944
10,227	*	Cubist Pharmaceuticals, Inc	747,491
34,122		Eli Lilly & Co	1,842,929
17,540	*,e	Endo Pharmaceuticals Holdings, Inc	1,155,535
239,957	*	Gilead Sciences, Inc	19,352,532
19,572	*,e	Illumina, Inc	2,974,944
16,251	*	Incyte Corp	1,064,766
8,159	*	Jazz Pharmaceuticals plc	1,237,394
56,826		Johnson & Johnson	5,027,396
17,583	*	Life Technologies Corp	1,337,539
11,918	*	Medivation, Inc	948,673
4,738	*	Mettler-Toledo International, Inc	1,166,969
59,868	*	Mylan Laboratories, Inc	2,718,606
11,771	*,e	Myriad Genetics, Inc	325,233
19,815		Perrigo Co plc	3,084,403
9,228	*	Pharmacyclics, Inc	1,227,970
1,910	*	Quintiles Transnational Holdings, Inc	90,973
12,623	*	Regeneron Pharmaceuticals, Inc	3,642,872
9,554	*	Salix Pharmaceuticals Ltd	929,986
15,747	*,e	Seattle Genetics, Inc	706,410
2,608		Techne Corp	236,989
12,281	*,e	Theravance, Inc	452,186
7,394	*	United Therapeutics Corp	758,772
36,790	*	Vertex Pharmaceuticals, Inc	2,907,882
13,478	*	Waters Corp	1,459,263
78,716		Zoetis Inc	2,389,818
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	136,740,294

REAL ESTATE - 1.8%
1,285		American Homes 4 Rent	21,434
62,053		American Tower Corp	5,018,847
12,224		Apartment Investment & Management Co (Class A)	341,905
2,308		Boston Properties, Inc	249,472
172

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,100		Brixmor Property Group, Inc	$22,748
8,412		CBL & Associates Properties, Inc	142,920
43,534	*	CBRE Group, Inc	1,155,392
15,776		Digital Realty Trust, Inc	804,418
8,950		Equity Lifestyle Properties, Inc	351,825
1,240		Extra Space Storage, Inc	56,618
6,562		Federal Realty Investment Trust	715,258
19,681		Omega Healthcare Investors, Inc	628,611
27,680		Plum Creek Timber Co, Inc	1,192,178
20,937		Public Storage, Inc	3,299,462
20,413		Rayonier, Inc	903,479
16,859	*	Realogy Holdings Corp	768,265
6,382		Regency Centers Corp	307,229
2,653		Senior Housing Properties Trust	59,746
36,385		Simon Property Group, Inc	5,633,853
11,413		Spirit Realty Capital, Inc	120,978
692	*,e	St. Joe Co	12,435
15,293		Tanger Factory Outlet Centers, Inc	510,480
2,000		Taubman Centers, Inc	130,040
21,115		Ventas, Inc	1,317,365
5,755		Vornado Realty Trust	528,482
92,043		Weyerhaeuser Co	2,750,245
		TOTAL REAL ESTATE	27,043,685

RETAILING - 7.7%
1,622		Aaron’s, Inc	43,615
976	e	Abercrombie & Fitch Co (Class A)	34,531
11,413		Advance Auto Parts, Inc	1,310,326
57,803	*	Amazon.com, Inc	20,733,358
20,171		American Eagle Outfitters, Inc	272,914
2,547	*	Ascena Retail Group, Inc	47,782
7,898	*	Autonation, Inc	390,082
5,553	*	AutoZone, Inc	2,749,068
34,370	*	Bed Bath & Beyond, Inc	2,194,524
10,982		Best Buy Co, Inc	258,516
2,606	*	Big Lots, Inc	69,815
7,354	*	Cabela’s, Inc	491,688
35,396	*	Carmax, Inc	1,596,713
25,106		Chico’s FAS, Inc	416,760
15,785		Dick’s Sporting Goods, Inc	828,712
2,752		Dillard’s, Inc (Class A)	240,250
51,427	*	Dollar General Corp	2,896,369
32,688	*	Dollar Tree, Inc	1,651,398
10,269		DSW, Inc (Class A)	386,628
16,781		Expedia, Inc	1,090,429
15,152		Family Dollar Stores, Inc	936,697
2,470		Foot Locker, Inc	95,342
43,893		Gap, Inc	1,671,445
23,031		Genuine Parts Co	1,894,300
15,224		GNC Holdings, Inc	778,099
65,905	*	Groupon, Inc	689,366
229,677		Home Depot, Inc	17,650,678
173

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,154	*	HomeAway, Inc	$374,032
37,635		L Brands, Inc	1,970,569
6,839	*	Liberty Interactive Corp	182,670
5,698	*	Liberty Ventures	660,968
46,481	*	LKQ Corp	1,258,241
171,218		Lowe’s Companies, Inc	7,925,681
46,763		Macy’s, Inc	2,487,792
7,896	*	NetFlix, Inc	3,232,070
22,784		Nordstrom, Inc	1,308,941
17,367	*	O’Reilly Automotive, Inc	2,274,730
16,055		Petsmart, Inc	1,011,465
8,106	*	Priceline.com, Inc	9,280,478
34,497		Ross Stores, Inc	2,342,691
26,850	*	Sally Beauty Holdings, Inc	762,003
829		Signet Jewelers Ltd	65,947
79,005		Target Corp	4,474,843
17,606		Tiffany & Co	1,464,643
113,070		TJX Companies, Inc	6,485,695
21,964		Tractor Supply Co	1,460,826
17,588	*	TripAdvisor, Inc	1,357,618
10,067		Ulta Salon Cosmetics & Fragrance, Inc	862,842
17,304	*	Urban Outfitters, Inc	619,829
15,165		Williams-Sonoma, Inc	826,796
1,341	*,e	zulily, Inc	53,305
		TOTAL RETAILING	114,164,080

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
90,776	*,e	Advanced Micro Devices, Inc	311,362
17,830		Altera Corp	596,057
20,544		Analog Devices, Inc	991,659
125,161		Applied Materials, Inc	2,105,208
68,002	*	Atmel Corp	568,497
35,361		Avago Technologies Ltd	1,932,125
39,443		Broadcom Corp (Class A)	1,173,824
18,558	*	Cree, Inc	1,121,274
3,955	*	Freescale Semiconductor Holdings Ltd	71,704
50,275		Intel Corp	1,233,748
5,774	*	Lam Research Corp	292,222
36,657		Linear Technology Corp	1,632,703
9,034		LSI Logic Corp	99,645
45,777		Maxim Integrated Products, Inc	1,385,212
31,276	e	Microchip Technology, Inc	1,403,041
68,384	*	ON Semiconductor Corp	571,690
5,980	*	Silicon Laboratories, Inc	282,495
24,858	*	Skyworks Solutions, Inc	751,955
174,345		Texas Instruments, Inc	7,392,228
41,323		Xilinx, Inc	1,918,214
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	25,834,863

SOFTWARE & SERVICES - 19.0%
101,083		Accenture plc	8,074,510
30,813	*	Adobe Systems, Inc	1,823,822
174

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

27,932	*	Akamai Technologies, Inc	$1,331,798
7,723	*	Alliance Data Systems Corp	1,850,894
14,665	*	Ansys, Inc	1,151,642
28,371	*	Autodesk, Inc	1,454,014
76,396		Automatic Data Processing, Inc	5,851,934
4,014		Booz Allen Hamilton Holding Co	73,376
18,908		Broadridge Financial Solutions, Inc	686,171
44,049	*	Cadence Design Systems, Inc	621,972
29,494	*	Citrix Systems, Inc	1,594,741
47,460	*	Cognizant Technology Solutions Corp (Class A)	4,599,823
7,271	*,e	Concur Technologies, Inc	882,263
4,287		DST Systems, Inc	390,117
204,038	*	eBay, Inc	10,854,822
36,787	*	Electronic Arts, Inc	971,177
7,766	*	Equinix, Inc	1,438,263
267,884	*	Facebook, Inc	16,761,502
6,919	e	Factset Research Systems, Inc	731,823
4,495		Fidelity National Information Services, Inc	227,897
2,186	*,e	FireEye, Inc	159,556
41,784	*	Fiserv, Inc	2,341,993
10,571	*	FleetCor Technologies, Inc	1,123,909
21,655	*	Fortinet, Inc	459,086
14,691	*	Gartner, Inc	1,033,218
25,703		Genpact Ltd	436,180
11,349		Global Payments, Inc	750,055
42,387	*	Google, Inc (Class A)	50,057,776
11,735		IAC/InterActiveCorp	821,919
16,765	*	Informatica Corp	676,635
163,574		International Business Machines Corp	28,900,254
46,572		Intuit, Inc	3,411,399
13,213		Jack Henry & Associates, Inc	737,021
15,231	*	LinkedIn Corp	3,277,864
183,709		Mastercard, Inc (Class A)	13,903,097
1,625	*	Micros Systems, Inc	90,236
1,312,719		Microsoft Corp	49,686,414
5,596	*	NetSuite, Inc	588,587
10,660	*	NeuStar, Inc (Class A)	361,267
558,116		Oracle Corp	20,594,481
22,332	*	Pandora Media, Inc	805,515
45,599		Paychex, Inc	1,906,950
17,897	*,e	Rackspace Hosting, Inc	651,630
29,871	*	Red Hat, Inc	1,687,712
1,666	*	Rovi Corp	35,336
92,856	*	Salesforce.com, Inc	5,620,574
12,274	*	ServiceNow, Inc	778,540
10,161	*	SolarWinds, Inc	405,322
10,767		Solera Holdings, Inc	719,559
17,708	*	Splunk, Inc	1,364,047
79,906		Symantec Corp	1,710,787
1,597	*	Tableau Software, Inc	129,070
25,757	*	Teradata Corp	1,059,128
26,169	*	TIBCO Software, Inc	557,138
175

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

19,888		Total System Services, Inc	$594,253
9,262	*,e	Twitter, Inc	597,399
13,907	*	Vantiv, Inc	421,938
20,296	*	VeriSign, Inc	1,192,390
82,133		Visa, Inc (Class A)	17,693,912
13,510	*	VMware, Inc (Class A)	1,217,791
87,595		Western Union Co	1,348,963
6,322	*	Workday, Inc	566,072
		TOTAL SOFTWARE & SERVICES	281,847,534

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
15,829	*,e	3D Systems Corp	1,230,388
25,081		Amphenol Corp (Class A)	2,179,037
111,697	d	Apple, Inc	55,915,518
1,458		CDW Corp	34,511
3,839	*	CommScope Holding Co, Inc	68,833
2,815	e	Dolby Laboratories, Inc (Class A)	115,387
165,258		EMC Corp	4,005,854
12,428	*	F5 Networks, Inc	1,329,796
15,346		Flir Systems, Inc	486,775
2,953		Harris Corp	204,761
5,149	e	IPG Photonics Corp	344,314
28,274	*	JDS Uniphase Corp	375,762
14,431	*	Juniper Networks, Inc	384,009
35,974		Motorola, Inc	2,295,141
14,693		National Instruments Corp	426,097
26,270	*	NCR Corp	924,441
53,542		NetApp, Inc	2,266,968
5,165	*,e	Palo Alto Networks, Inc	307,059
271,651		Qualcomm, Inc	20,161,937
24,515	*	Riverbed Technology, Inc	483,436
15,988		SanDisk Corp	1,111,965
3,133	*	Stratasys Ltd	377,715
40,705	*	Trimble Navigation Ltd	1,315,993
723	*	Zebra Technologies Corp (Class A)	39,736
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	96,385,433

TELECOMMUNICATION SERVICES - 2.0%
52,541	*	Crown Castle International Corp	3,728,309
136	*	Intelsat S.A.	2,717
8,357	*	Level 3 Communications, Inc	268,260
20,051	*	SBA Communications Corp (Class A)	1,859,730
24,711	*	Sprint Corp	204,360
23,549	*	tw telecom inc (Class A)	693,754
449,699		Verizon Communications, Inc	21,594,546
89,040	e	Windstream Holdings, Inc	666,019
		TOTAL TELECOMMUNICATION SERVICES	29,017,695

TRANSPORTATION - 2.9%
10,164		Alaska Air Group, Inc	803,668
596		Amerco, Inc	132,747
18,018	*,e	American Airlines Group, Inc	604,504
176

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

16,933	*	Avis Budget Group, Inc	$638,543
24,084	e	CH Robinson Worldwide, Inc	1,409,877
3,438		Con-Way, Inc	132,260
5,062		Copa Holdings S.A. (Class A)	661,603
80,789		CSX Corp	2,174,032
61,795		Delta Air Lines, Inc	1,891,545
32,092		Expeditors International of Washington, Inc	1,311,279
2,983	*	Genesee & Wyoming, Inc (Class A)	269,484
54,414	*	Hertz Global Holdings, Inc	1,415,852
14,391		J.B. Hunt Transport Services, Inc	1,080,045
17,329		Kansas City Southern Industries, Inc	1,829,769
5,433	*	Kirby Corp	542,159
7,530		Landstar System, Inc	432,523
8,791		Norfolk Southern Corp	813,959
10,895	*	Old Dominion Freight Line	590,945
12,483		Southwest Airlines Co	261,519
56,160	*	UAL Corp	2,574,374
73,374		Union Pacific Corp	12,784,686
113,860		United Parcel Service, Inc (Class B)	10,842,888
		TOTAL TRANSPORTATION	43,198,261

UTILITIES - 0.1%
24,839		Aqua America, Inc	594,894
6,994	*	Calpine Corp	132,746
8,140		ITC Holdings Corp	842,490
3,311		Questar Corp	77,213
		TOTAL UTILITIES	1,647,343

		TOTAL COMMON STOCKS	1,481,127,242
		(Cost $1,124,844,484)

RIGHTS / WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
41,129		Community Health Systems, Inc	1,645
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,645

		TOTAL RIGHTS / WARRANTS	1,645
		(Cost $2,674)

SHORT-TERM INVESTMENTS - 1.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
27,674,554	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	27,674,554
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	27,674,554
		TOTAL SHORT-TERM INVESTMENTS	27,674,554
		(Cost $27,674,554)

		TOTAL INVESTMENTS - 101.6%	1,508,803,441
		(Cost $1,152,521,712)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(24,405,792)
		NET ASSETS - 100.0%	$1,484,397,649
177

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,927,055.
178

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.3%
5,726		Allison Transmission Holdings, Inc	$164,508
485,719		Ford Motor Co	7,266,356
161,442	*	General Motors Co	5,824,827
12,237		Gentex Corp	396,357
132,802		Johnson Controls, Inc	6,124,828
13,851		Lear Corp	1,001,843
21,019	*	TRW Automotive Holdings Corp	1,558,559
		TOTAL AUTOMOBILES & COMPONENTS	22,337,278

BANKS - 6.1%
32,068		Associated Banc-Corp	528,160
8,752		Bank of Hawaii Corp	496,939
12,630		BankUnited	392,793
136,039		BB&T Corp	5,089,219
4,781		BOK Financial Corp	307,227
38,484		CapitalSource, Inc	528,385
38,895		CIT Group, Inc	1,810,562
8,918		City National Corp	645,217
36,271		Comerica, Inc	1,661,212
15,751		Commerce Bancshares, Inc	684,696
9,780	e	Cullen/Frost Bankers, Inc	723,916
26,334		East West Bancorp, Inc	881,136
169,564		Fifth Third Bancorp	3,564,235
1,466		First Citizens Bancshares, Inc (Class A)	324,338
46,940		First Horizon National Corp	552,014
66,782		First Niagara Financial Group, Inc	576,997
22,569		First Republic Bank	1,095,274
38,021		Fulton Financial Corp	469,559
102,447		Hudson City Bancorp, Inc	926,121
161,458		Huntington Bancshares, Inc	1,464,424
177,866		Keycorp	2,269,570
25,011	e	M&T Bank Corp	2,788,977
85,470	e	New York Community Bancorp, Inc	1,383,759
60,450	e	People’s United Financial, Inc	858,995
102,641		PNC Financial Services Group, Inc	8,198,963
20,312	*	Popular, Inc	536,237
272,742		Regions Financial Corp	2,773,786
8,241	*	Signature Bank	1,005,896
104,724		SunTrust Banks, Inc	3,876,882
8,815	*	SVB Financial Group	989,307
186,849		Synovus Financial Corp	625,944
31,298		TCF Financial Corp	503,898
15,290	*	TFS Financial Corp	175,529
358,595		US Bancorp	14,246,980
179

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

38,650	e	Valley National Bancorp	$374,519
19,871		Washington Federal, Inc	434,777
936,015		Wells Fargo & Co	42,438,920
35,737		Zions Bancorporation	1,027,439
		TOTAL BANKS	107,232,802

CAPITAL GOODS - 8.2%
20,607		3M Co	2,641,611
8,578		A.O. Smith Corp	405,053
18,338	*	Aecom Technology Corp	525,751
19,029		AGCO Corp	1,014,817
13,572		Air Lease Corp	427,247
5,479	*	Allegion plc	270,389
6,239		Alliant Techsystems, Inc	896,544
6,633		Babcock & Wilcox Co	227,379
1,047	*	BE Aerospace, Inc	83,205
11,797		Carlisle Cos, Inc	879,230
104,431		Caterpillar, Inc	9,807,115
724		Crane Co	45,728
6,679		Cummins, Inc	848,099
92,496		Danaher Corp	6,880,777
1,919		Donaldson Co, Inc	79,178
8,645		Dover Corp	748,311
91,721		Eaton Corp	6,703,888
34,991		Emerson Electric Co	2,307,307
35,526		Exelis, Inc	695,954
12,571		Fluor Corp	954,893
3,771		Fortune Brands Home & Security, Inc	169,921
8,924		GATX Corp	516,700
57,906		General Dynamics Corp	5,866,457
2,004,669		General Electric Co	50,377,332
14,343	*	Harsco Corp	364,169
4,220	*	HD Supply Holdings, Inc	90,603
3,201		Hubbell, Inc (Class B)	373,653
1,464		IDEX Corp	105,423
45,987		Illinois Tool Works, Inc	3,626,995
16,438		Ingersoll-Rand plc	966,390
25,577	*	Jacobs Engineering Group, Inc	1,552,780
20,554	e	Joy Global, Inc	1,085,046
29,346		KBR, Inc	918,530
15,397		Kennametal, Inc	667,306
17,678		L-3 Communications Holdings, Inc	1,963,495
9,126	*	MRC Global, Inc	254,798
9,604	*,e	Navistar International Corp	295,995
43,038		Northrop Grumman Corp	4,973,041
17,042		Oshkosh Truck Corp	922,654
22,943	*	Owens Corning, Inc	875,275
59,730		Paccar, Inc	3,344,880
28,936		Parker Hannifin Corp	3,280,474
39,715		Pentair Ltd	2,952,016
32,620	*	Quanta Services, Inc	1,016,765
62,934		Raytheon Co	5,983,135
180

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,592		Regal-Beloit Corp	$636,581
2,778		Rockwell Collins, Inc	209,906
10,213		Snap-On, Inc	1,022,832
19,853	*	Spirit Aerosystems Holdings, Inc (Class A)	673,215
8,909		SPX Corp	887,069
28,833		Stanley Works	2,231,674
21,625		Terex Corp	886,625
53,731		Textron, Inc	1,907,451
17,100		Timken Co	963,243
15,071		Trinity Industries, Inc	877,584
8,063		Triumph Group, Inc	551,670
11,228		United Technologies Corp	1,280,217
14,479		URS Corp	726,846
8,407	*,e	WESCO International, Inc	697,445
33,191		Xylem, Inc	1,107,252
		TOTAL CAPITAL GOODS	143,645,919

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
39,077	e	ADT Corp	1,173,873
14,130		Cintas Corp	806,399
8,206		Corrections Corp of America	275,475
19,875		Covanta Holding Corp	357,750
492		Dun & Bradstreet Corp	54,120
3,379		Iron Mountain, Inc	89,239
8,819		KAR Auction Services, Inc	245,345
14,954		Manpower, Inc	1,164,917
35,998		Nielsen Holdings NV	1,522,355
22,030	e	Pitney Bowes, Inc	554,715
15,661		R.R. Donnelley & Sons Co	289,259
52,421		Republic Services, Inc	1,679,045
12,638		Towers Watson & Co	1,477,635
1,363		Waste Connections, Inc	55,720
83,300		Waste Management, Inc	3,480,274
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,226,121

CONSUMER DURABLES & APPAREL - 0.7%
3,599	*	Deckers Outdoor Corp	280,542
54,673		DR Horton, Inc	1,283,722
23,979	*,e	Garmin Ltd	1,080,254
13,174		Harman International Industries, Inc	1,362,587
3,344		Hasbro, Inc	164,257
27,140		Leggett & Platt, Inc	814,743
32,079		Lennar Corp (Class A)	1,288,292
11,755	*	Mohawk Industries, Inc	1,671,326
23,751		Newell Rubbermaid, Inc	733,906
139	*	NVR, Inc	160,324
1,725		Phillips-Van Heusen Corp	208,501
738	*	Taylor Morrison Home Corp	15,609
31,858	*	Toll Brothers, Inc	1,170,781
14,406		Whirlpool Corp	1,920,320
		TOTAL CONSUMER DURABLES & APPAREL	12,155,164
181

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 0.7%
19,078	*	Apollo Group, Inc (Class A)	$616,029
80,988		Carnival Corp	3,173,920
5,083	e	Choice Hotels International, Inc	246,678
8,606		Darden Restaurants, Inc	425,481
11,829		DeVry, Inc	427,500
836		Graham Holdings Co	523,386
8,818	*	Hyatt Hotels Corp	421,412
5,022		Marriott International, Inc (Class A)	247,584
71,892	*	MGM Mirage	1,751,289
483	*	Norwegian Cruise Line Holdings Ltd	16,915
12,869	*	Penn National Gaming, Inc	150,953
31,667		Royal Caribbean Cruises Ltd	1,570,683
9,734		Service Corp International	172,292
21,877		Starwood Hotels & Resorts Worldwide, Inc	1,634,431
1,982	e	Weight Watchers International, Inc	53,573
54,685		Wendy’s	495,993
		TOTAL CONSUMER SERVICES	11,928,119

DIVERSIFIED FINANCIALS - 11.1%
54,765	*	American Capital Ltd	854,882
26,462		Ameriprise Financial, Inc	2,795,446
57,349		Ares Capital Corp	1,015,651
1,234		Artisan Partners Asset Management, Inc	78,260
2,090,023		Bank of America Corp	35,007,885
225,018		Bank of New York Mellon Corp	7,191,575
16,379		BlackRock, Inc	4,921,398
113,253		Capital One Financial Corp	7,996,794
183,905		Charles Schwab Corp	4,564,522
589,933		Citigroup, Inc	27,980,522
61,434		CME Group, Inc	4,592,806
95,080		Discover Financial Services	5,101,042
55,609	*	E*Trade Financial Corp	1,113,292
4,986	e	Federated Investors, Inc (Class B)	134,074
88,892		Goldman Sachs Group, Inc	14,588,955
14,100		ING US, Inc	476,157
8,927		Interactive Brokers Group, Inc (Class A)	189,252
7,981		IntercontinentalExchange Group, Inc	1,666,353
86,420		Invesco Ltd	2,873,465
41,712	e	iShares Russell 1000 Value Index Fund	3,787,032
732,777		JPMorgan Chase & Co	40,566,535
21,483		Legg Mason, Inc	909,805
49,612		Leucadia National Corp	1,355,896
2,053		LPL Financial Holdings, Inc	109,897
295,215		Morgan Stanley	8,711,795
13,202	*	MSCI, Inc (Class A)	563,989
21,858		Nasdaq Stock Market, Inc	833,883
46,382		Northern Trust Corp	2,793,124
23,619		Raymond James Financial, Inc	1,202,443
1,330		SEI Investments Co	45,300
85,831		SLM Corp	1,953,514
88,420		State Street Corp	5,919,719
182

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

44,738		TD Ameritrade Holding Corp	$1,398,063
		TOTAL DIVERSIFIED FINANCIALS	193,293,326

ENERGY - 14.4%
91,875		Anadarko Petroleum Corp	7,413,394
3,970	*	Antero Resources Corp	233,198
75,970		Apache Corp	6,097,352
8,943	*	Atwood Oceanics, Inc	423,898
80,262		Baker Hughes, Inc	4,546,040
17,793	*	Cameron International Corp	1,067,046
112,328		Chesapeake Energy Corp	3,022,746
375,823		Chevron Corp	41,953,121
16,760		Cimarex Energy Co	1,642,145
3,832	*	Cobalt International Energy, Inc	62,730
237,041		ConocoPhillips	15,395,813
44,992		Consol Energy, Inc	1,680,451
71,629	*	Denbury Resources, Inc	1,151,078
78,712	*	Devon Energy Corp	4,661,325
13,610		Diamond Offshore Drilling, Inc	660,629
13,774		Energen Corp	974,097
3,376		EOG Resources, Inc	557,850
2,443		Equitable Resources, Inc	226,735
862,032	d	Exxon Mobil Corp	79,444,869
3,628		Frank’s International NV	85,040
8,145	e	Golar LNG Ltd	289,229
3,101	*	Gulfport Energy Corp	189,006
18,392		Helmerich & Payne, Inc	1,619,232
59,485		Hess Corp	4,490,523
39,377		Holly Corp	1,823,155
10,876		Kinder Morgan, Inc	369,893
926	*	Laredo Petroleum Holdings, Inc	22,909
137,420		Marathon Oil Corp	4,506,002
58,361		Marathon Petroleum Corp	5,080,325
45,910	*	McDermott International, Inc	382,889
36,872		Murphy Oil Corp	2,087,324
57,774		Nabors Industries Ltd	986,780
82,838		National Oilwell Varco, Inc	6,213,678
25,884	*	Newfield Exploration Co	641,147
60,699		Noble Energy, Inc	3,783,369
156,193		Occidental Petroleum Corp	13,677,821
10,660	*	Oil States International, Inc	1,001,507
2,435		Oneok, Inc	166,773
28,937		Patterson-UTI Energy, Inc	743,392
4,921	e	PBF Energy, Inc	127,602
52,330		Peabody Energy Corp	892,226
120,052		Phillips 66	8,774,601
6,834		Pioneer Natural Resources Co	1,157,133
30,949		Questar Market Resources, Inc	956,015
23,978	*	Rowan Cos plc	752,190
2,333	e	RPC, Inc	39,731
97,276	*,e	SandRidge Energy, Inc	598,247
129,739		Spectra Energy Corp	4,664,117
183

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

30,672		Superior Energy Services	$725,086
7,531		Teekay Corp	407,954
26,331		Tesoro Corp	1,356,573
9,454		Tidewater, Inc	490,190
29,250	*,e	Ultra Petroleum Corp	700,538
9,242	*	Unit Corp	461,823
105,732		Valero Energy Corp	5,402,905
20,962	*	Whiting Petroleum Corp	1,223,762
59,511		Williams Cos, Inc	2,409,600
11,231		World Fuel Services Corp	479,788
39,427	*	WPX Energy, Inc	751,084
		TOTAL ENERGY	251,745,676

FOOD & STAPLES RETAILING - 1.6%
210,078		CVS Corp	14,226,482
43,079		Safeway, Inc	1,345,788
1,080	*	Sprouts Farmers Market, Inc	38,599
75,085		Sysco Corp	2,633,982
45,372		Walgreen Co	2,602,084
105,212		Wal-Mart Stores, Inc	7,857,232
		TOTAL FOOD & STAPLES RETAILING	28,704,167

FOOD, BEVERAGE & TOBACCO - 1.7%
118,058		Archer Daniels Midland Co	4,660,930
31,171		Beam, Inc	2,596,544
28,409		Bunge Ltd	2,152,266
11,448		Campbell Soup Co	471,772
6,011		ConAgra Foods, Inc	191,090
1,577	*	Constellation Brands, Inc (Class A)	120,908
18,357	*	Dean Foods Co	290,041
13,077		Ingredion, Inc	814,697
18,006		J.M. Smucker Co	1,735,598
3,608		Kellogg Co	209,192
27,087		Molson Coors Brewing Co (Class B)	1,425,860
345,957		Mondelez International, Inc	11,330,092
3,217		Pinnacle Foods, Inc	86,859
14,848		Reynolds American, Inc	720,128
54,243		Tyson Foods, Inc (Class A)	2,028,688
		TOTAL FOOD, BEVERAGE & TOBACCO	28,834,665

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
302,221		Abbott Laboratories	11,079,422
53,825		Aetna, Inc	3,677,862
34,477	*	Allscripts Healthcare Solutions, Inc	570,939
261,848	*	Boston Scientific Corp	3,542,804
66,270		Cardinal Health, Inc	4,507,685
42,373	*	CareFusion Corp	1,727,547
52,108		Cigna Corp	4,497,442
16,849		Community Health Systems, Inc	697,717
2,322		Cooper Cos, Inc	288,578
91,212		Covidien plc	6,224,307
19,892		Dentsply International, Inc	917,817
184

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

3,080	*	Envision Healthcare Holdings, Inc	$101,825
19,970	*	Express Scripts Holding Co	1,491,559
47,886		HCA Holdings, Inc	2,407,229
15,128	*	Health Net, Inc	497,560
11,712		Hill-Rom Holdings, Inc	424,794
37,232	*	Hologic, Inc	795,276
30,535		Humana, Inc	2,971,056
15,760	*	Inverness Medical Innovations, Inc	597,304
9,197	*	LifePoint Hospitals, Inc	487,533
196,978		Medtronic, Inc	11,141,076
20,214		Omnicare, Inc	1,262,566
1,889		Patterson Cos, Inc	75,484
6,816	*	Pediatrix Medical Group, Inc	379,242
2,210	*	Premier, Inc	76,665
26,311	e	Quest Diagnostics, Inc	1,381,328
19,993		St. Jude Medical, Inc	1,214,175
26,850		Stryker Corp	2,083,560
7,852		Teleflex, Inc	735,261
197,752		UnitedHealth Group, Inc	14,293,515
5,740		Universal Health Services, Inc (Class B)	470,795
16,881	*	VCA Antech, Inc	539,179
828	*,e	Veeva Systems, Inc	26,322
58,232		WellPoint, Inc	5,007,952
30,658		Zimmer Holdings, Inc	2,880,932
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	89,074,308

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
4,068	e	Clorox Co	359,083
3,470	e	Coty, Inc	46,810
12,076		Energizer Holdings, Inc	1,141,182
12,228		Kimberly-Clark Corp	1,337,376
531,362		Procter & Gamble Co	40,712,956
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	43,597,407

INSURANCE - 7.6%
65,950		ACE Ltd	6,186,769
90,389		Aflac, Inc	5,674,621
3,245	*	Alleghany Corp	1,208,211
4,406		Allied World Assurance Co Holdings Ltd	453,466
90,857		Allstate Corp	4,651,878
12,699		American Financial Group, Inc	697,429
286,223		American International Group, Inc	13,727,255
1,400		American National Insurance Co	145,600
13,724		Aon plc	1,104,233
24,175	*	Arch Capital Group Ltd	1,300,857
12,659		Aspen Insurance Holdings Ltd	492,435
14,098		Assurant, Inc	921,304
32,295		Assured Guaranty Ltd	683,039
17,367		Axis Capital Holdings Ltd	781,862
348,904	*	Berkshire Hathaway, Inc (Class B)	38,937,686
12,018		Brown & Brown, Inc	378,447
43,066		Chubb Corp	3,640,800
185

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

31,959		Cincinnati Financial Corp	$1,548,414
5,311		CNA Financial Corp	208,616
5,423		Endurance Specialty Holdings Ltd	284,111
9,600		Everest Re Group Ltd	1,389,696
49,224		Fidelity National Title Group, Inc (Class A)	1,552,525
96,387	*	Genworth Financial, Inc (Class A)	1,421,708
6,239		Hanover Insurance Group, Inc	346,452
88,503		Hartford Financial Services Group, Inc	2,942,725
19,425		HCC Insurance Holdings, Inc	833,527
9,360		Kemper Corp	343,980
51,770		Lincoln National Corp	2,486,513
54,478		Loews Corp	2,429,174
2,674	*	Markel Corp	1,441,660
35,484		Marsh & McLennan Cos, Inc	1,621,974
27,348	*	MBIA, Inc	299,187
5,036		Mercury General Corp	230,800
173,330		Metlife, Inc	8,501,837
50,759		Old Republic International Corp	792,856
10,579		PartnerRe Ltd	1,038,540
57,053		Principal Financial Group	2,485,799
12,166		ProAssurance Corp	565,232
22,565		Progressive Corp	524,411
15,341		Protective Life Corp	751,862
55,414		Prudential Financial, Inc	4,676,387
14,056		Reinsurance Group of America, Inc (Class A)	1,049,562
8,603		RenaissanceRe Holdings Ltd	780,378
8,338		Stancorp Financial Group, Inc	535,717
17,842		Torchmark Corp	1,340,826
50,014		Travelers Cos, Inc	4,065,138
51,466		UnumProvident Corp	1,657,205
18,149		Validus Holdings Ltd	651,912
20,989		W.R. Berkley Corp	813,534
1,197		White Mountains Insurance Group Ltd	675,946
57,077		XL Capital Ltd	1,640,393
		TOTAL INSURANCE	132,914,489

MATERIALS - 2.9%
40,390		Air Products & Chemicals, Inc	4,246,605
9,753		Albemarle Corp	625,948
207,326	e	Alcoa, Inc	2,386,322
20,952		Allegheny Technologies, Inc	658,731
3,774		Aptargroup, Inc	240,781
15,440		Ashland, Inc	1,432,986
12,991		Avery Dennison Corp	640,067
11,709		Bemis Co, Inc	450,914
12,189		Cabot Corp	593,239
8,839		Carpenter Technology Corp	513,634
11,456		CF Industries Holdings, Inc	2,644,732
29,635	e	Cliffs Natural Resources, Inc	572,548
4,135	*	Crown Holdings, Inc	169,948
6,865		Cytec Industries, Inc	617,644
6,336		Domtar Corp	680,550
186

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

203,786		Dow Chemical Co	$9,274,301
200,526		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,499,048
4,644		Greif, Inc (Class A)	235,126
37,462		Huntsman Corp	821,167
11,750		International Paper Co	560,945
3,232	e	Kronos Worldwide, Inc	50,031
34,595		MeadWestvaco Corp	1,247,842
57,847		Mosaic Co	2,583,447
95,121		Newmont Mining Corp	2,054,614
61,610		Nucor Corp	2,978,843
12,997	*	Owens-Illinois, Inc	416,424
2,452		PPG Industries, Inc	447,147
15,075		Reliance Steel & Aluminum Co	1,054,496
3,905		Rock-Tenn Co (Class A)	396,279
4,065		Rockwood Holdings, Inc	278,574
9,157		Royal Gold, Inc	512,243
1,644		RPM International, Inc	65,217
1,127		Sigma-Aldrich Corp	104,777
20,229		Sonoco Products Co	837,076
41,752		Steel Dynamics, Inc	688,908
15,236	*	Tahoe Resources, Inc	271,201
27,973	e	United States Steel Corp	730,375
25,412		Vulcan Materials Co	1,568,683
485		Westlake Chemical Corp	58,947
1,900	*	WR Grace & Co	179,208
		TOTAL MATERIALS	50,389,568

MEDIA - 2.9%
9,844		CBS Corp (Class B)	578,040
38,580		Comcast Corp (Class A)	2,100,681
14,209	*	DreamWorks Animation SKG, Inc (Class A)	479,412
44,898		Gannett Co, Inc	1,236,042
45,656		Interpublic Group of Cos, Inc	745,106
8,685		John Wiley & Sons, Inc (Class A)	470,206
11,240	*	Liberty Global plc (Class A)	898,413
18,531	*	Liberty Media Corp	2,438,494
27,981		McGraw-Hill Cos, Inc	2,127,675
25,175	*	News Corp	401,793
12,093	e	Regal Entertainment Group (Class A)	235,813
318,466		Sirius XM Holdings, Inc	1,140,108
2,270	*	Starz-Liberty Capital	63,515
71,947		Thomson Corp	2,594,409
180,723		Time Warner, Inc	11,354,826
101,328		Twenty-First Century Fox, Inc	3,224,257
271,642		Walt Disney Co	19,723,926
		TOTAL MEDIA	49,812,716

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
59,430		Agilent Technologies, Inc	3,455,854
3,972	*	Bio-Rad Laboratories, Inc (Class A)	504,921
44,121		Bristol-Myers Squibb Co	2,204,726
5,141	*	Charles River Laboratories International, Inc	290,621
187

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

150,092		Eli Lilly & Co	$8,106,469
51,464	*	Forest Laboratories, Inc	3,412,063
32,362	*	Hospira, Inc	1,424,252
474,318		Johnson & Johnson	41,962,914
11,631	*	Life Technologies Corp	884,770
11,401	*	Mallinckrodt plc	659,320
585,421		Merck & Co, Inc	31,009,750
21,889		PerkinElmer, Inc	954,360
1,296,642		Pfizer, Inc	39,417,917
44,947	*	Qiagen NV (NASDAQ)	994,228
2,823	*	Quintiles Transnational Holdings, Inc	134,459
3,949		Techne Corp	358,846
69,585		Thermo Electron Corp	8,012,017
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	143,787,487

REAL ESTATE - 4.2%
13,763		Alexandria Real Estate Equities, Inc	965,199
19,969		American Campus Communities, Inc	694,122
76,861		American Capital Agency Corp	1,610,238
7,324		American Homes 4 Rent	122,164
183,360		Annaly Capital Management, Inc	1,974,787
12,897		Apartment Investment & Management Co (Class A)	360,729
25,085		AvalonBay Communities, Inc	3,097,997
35,729		BioMed Realty Trust, Inc	697,073
26,731		Boston Properties, Inc	2,889,354
30,393		Brandywine Realty Trust	433,100
14,803		BRE Properties, Inc (Class A)	874,857
7,410		Brixmor Property Group, Inc	153,239
16,590		Camden Property Trust	1,025,594
20,682		CBL & Associates Properties, Inc	351,387
203,114		Chimera Investment Corp	633,716
16,650		Corporate Office Properties Trust	413,752
58,160		DDR Corp	911,367
5,238		Digital Realty Trust, Inc	267,086
26,853		Douglas Emmett, Inc	682,872
61,438		Duke Realty Corp	965,191
4,634		Equity Lifestyle Properties, Inc	182,163
69,825		Equity Residential	3,866,908
7,330		Essex Property Trust, Inc	1,160,852
19,688		Extra Space Storage, Inc	898,954
4,353		Federal Realty Investment Trust	474,477
30,946	*	Forest City Enterprises, Inc (Class A)	562,908
14,929		Gaming and Leisure Properties, Inc	518,036
108,506		General Growth Properties, Inc	2,185,311
18,557		Hatteras Financial Corp	332,913
88,112		HCP, Inc	3,449,585
55,156		Health Care REIT, Inc	3,194,635
22,235		Healthcare Trust of America, Inc	238,582
11,030		Home Properties, Inc	614,922
29,260		Hospitality Properties Trust	751,982
144,828		Host Marriott Corp	2,663,387
7,658	*	Howard Hughes Corp	955,489
188

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,236		HRPT Properties Trust	$546,561
8,422		Jones Lang LaSalle, Inc	962,298
15,554		Kilroy Realty Corp	821,251
79,500		Kimco Realty Corp	1,662,345
25,139		Liberty Property Trust	915,060
26,887		Macerich Co	1,521,804
17,193		Mack-Cali Realty Corp	347,814
71,308		MFA Mortgage Investments, Inc	519,835
14,283		Mid-America Apartment Communities, Inc	921,825
22,911		National Retail Properties, Inc	760,645
32,273		Piedmont Office Realty Trust, Inc	537,991
10,518		Post Properties, Inc	493,610
96,592		Prologis, Inc	3,743,906
1,795		Public Storage, Inc	282,874
2,438	*	Realogy Holdings Corp	111,100
40,068		Realty Income Corp	1,633,973
10,410		Regency Centers Corp	501,137
24,695		Retail Properties of America, Inc	325,727
34,093		Senior Housing Properties Trust	767,774
15,208		Simon Property Group, Inc	2,354,807
17,806		SL Green Realty Corp	1,669,669
57,916		Spirit Realty Capital, Inc	613,910
11,869	*,e	St. Joe Co	213,286
37,824		Starwood Property Trust, Inc	1,142,285
9,932		Taubman Centers, Inc	645,779
72,160		Two Harbors Investment Corp	709,333
49,401		UDR, Inc	1,202,420
31,204		Ventas, Inc	1,946,818
29,335		Vornado Realty Trust	2,693,833
23,820		Weingarten Realty Investors	690,542
11,069		WP Carey, Inc	653,956
		TOTAL REAL ESTATE	73,089,096

RETAILING - 0.9%
12,127		Aaron’s, Inc	326,095
13,436	e	Abercrombie & Fitch Co (Class A)	475,366
12,907		American Eagle Outfitters, Inc	174,632
20,889	*	Ascena Retail Group, Inc	391,878
38,807		Best Buy Co, Inc	913,517
8,296	*	Big Lots, Inc	222,250
2,919		Chico’s FAS, Inc	48,455
11,623		CST Brands, Inc	371,122
1,559		Dillard’s, Inc (Class A)	136,101
1,192		DSW, Inc (Class A)	44,879
25,866		Foot Locker, Inc	998,428
22,723	e	GameStop Corp (Class A)	796,896
1,441		Genuine Parts Co	118,522
11,740		Guess?, Inc	329,307
45,693	*,e	JC Penney Co, Inc	270,502
43,323		Kohl’s Corp	2,193,443
93,897	*	Liberty Interactive Corp	2,507,989
16,870		Macy’s, Inc	897,484
189

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,152	*	Murphy USA, Inc	$354,548
8,331	*,e	Sears Holdings Corp	302,998
14,454		Signet Jewelers Ltd	1,149,816
128,634		Staples, Inc	1,692,823
26,819		Target Corp	1,519,028
1,233	*,e	zulily, Inc	49,012
		TOTAL RETAILING	16,285,091

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
41,004		Altera Corp	1,370,764
33,725		Analog Devices, Inc	1,627,906
78,122		Applied Materials, Inc	1,314,012
4,043		Avago Technologies Ltd	220,910
62,325		Broadcom Corp (Class A)	1,854,792
24,368	*	Fairchild Semiconductor International, Inc	310,936
13,128	*	First Solar, Inc	664,014
5,967	*	Freescale Semiconductor Holdings Ltd	108,182
901,099		Intel Corp	22,112,969
32,046		Kla-Tencor Corp	1,969,868
24,427	*	Lam Research Corp	1,236,250
92,853		LSI Logic Corp	1,024,169
76,494		Marvell Technology Group Ltd	1,142,055
199,709	*	Micron Technology, Inc	4,601,295
112,955		Nvidia Corp	1,773,393
5,615	*	ON Semiconductor Corp	46,941
945	*	Silicon Laboratories, Inc	44,642
6,264	*	Skyworks Solutions, Inc	189,486
36,412	*	Teradyne, Inc	684,910
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	42,297,494

SOFTWARE & SERVICES - 1.7%
50,867		Activision Blizzard, Inc	871,352
59,360	*	Adobe Systems, Inc	3,513,518
31,222		Amdocs Ltd	1,350,664
15,016		AOL, Inc	691,937
8,565	*	Autodesk, Inc	438,956
324		Booz Allen Hamilton Holding Co	5,923
64,089		CA, Inc	2,055,975
29,377		Computer Sciences Corp	1,774,665
40,687		Compuware Corp	412,566
1,351		DST Systems, Inc	122,941
13,580	*	Electronic Arts, Inc	358,512
51,386		Fidelity National Information Services, Inc	2,605,270
720	*,e	FireEye, Inc	52,553
18,467	*	First American Corp	588,174
14,006	e	Leidos Holdings, Inc	635,032
12,968	*	Micros Systems, Inc	720,113
49,947	*,e	Nuance Communications, Inc	765,688
6,184		Paychex, Inc	258,615
17,487	*	Rovi Corp	370,899
8,040		Science Applications International Corp	297,560
36,383		Symantec Corp	778,960
190

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

30,394	*	Synopsys, Inc	$1,211,505
6,981		Total System Services, Inc	208,592
3,940	*,e	Twitter, Inc	254,130
21,120	*	VeriFone Systems, Inc	612,691
239,038		Xerox Corp	2,593,562
173,398	*	Yahoo!, Inc	6,245,796
113,117	*	Zynga, Inc	497,715
		TOTAL SOFTWARE & SERVICES	30,293,864

		TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
44,221		Apple, Inc	22,137,033
20,310	*	Arrow Electronics, Inc	1,043,528
26,800		Avnet, Inc	1,100,676
8,420		AVX Corp	108,786
86,037	*	Brocade Communications Systems, Inc	803,586
3,100		CDW Corp	73,377
1,036,122		Cisco Systems, Inc	22,701,433
3,440	*	CommScope Holding Co, Inc	61,679
285,980		Corning, Inc	4,921,716
11,712		Diebold, Inc	393,406
5,270	e	Dolby Laboratories, Inc (Class A)	216,017
8,051	*	EchoStar Corp (Class A)	378,639
203,648		EMC Corp	4,936,427
8,763		Flir Systems, Inc	277,962
17,700		Harris Corp	1,227,318
376,893		Hewlett-Packard Co	10,929,897
29,110	*	Ingram Micro, Inc (Class A)	728,332
39,144		Jabil Circuit, Inc	703,418
10,178	*	JDS Uniphase Corp	135,266
79,817	*	Juniper Networks, Inc	2,123,930
12,057		Lexmark International, Inc (Class A)	472,514
2,577		Motorola, Inc	164,413
33,475	*	Polycom, Inc	399,357
1,743	*	Riverbed Technology, Inc	34,372
23,771		SanDisk Corp	1,653,273
3,049	*	Stratasys Ltd	367,587
6,989	*	Tech Data Corp	376,847
24,506	*	Vishay Intertechnology, Inc	332,791
40,958		Western Digital Corp	3,529,351
9,273	*	Zebra Technologies Corp (Class A)	509,644
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	82,842,575

TELECOMMUNICATION SERVICES - 2.5%
1,043,036		AT&T, Inc	34,753,960
118,078		CenturyTel, Inc	3,407,731
191,516	e	Frontier Communications Corp	900,125
3,606	*	Intelsat S.A.	72,048
21,098	*	Level 3 Communications, Inc	677,246
134,057	*	Sprint Corp	1,108,651
18,087		Telephone & Data Systems, Inc	488,711
36,997		T-Mobile US, Inc	1,130,998
2,409		US Cellular Corp	106,695
191

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,349	e	Windstream Holdings, Inc	$54,970
		TOTAL TELECOMMUNICATION SERVICES	42,701,135

TRANSPORTATION - 1.3%
1,034		Alaska Air Group, Inc	81,758
638		Amerco, Inc	142,102
15,713	*,e	American Airlines Group, Inc	527,171
6,950		Con-Way, Inc	267,367
99,263		CSX Corp	2,671,167
89,494		Delta Air Lines, Inc	2,739,411
61,432		FedEx Corp	8,190,114
4,716	*	Genesee & Wyoming, Inc (Class A)	426,044
4,465	*	Kirby Corp	445,562
50,030		Norfolk Southern Corp	4,632,278
9,917		Ryder System, Inc	705,991
125,005		Southwest Airlines Co	2,618,855
		TOTAL TRANSPORTATION	23,447,820

UTILITIES - 6.1%
121,164		AES Corp	1,703,566
22,572		AGL Resources, Inc	1,078,490
21,468		Alliant Energy Corp	1,115,477
46,977		Ameren Corp	1,777,610
94,231		American Electric Power Co, Inc	4,599,415
34,146		American Water Works Co, Inc	1,453,595
4,104		Aqua America, Inc	98,291
17,567		Atmos Energy Corp	843,392
68,295	*	Calpine Corp	1,296,239
82,720		Centerpoint Energy, Inc	1,935,648
52,177		CMS Energy Corp	1,449,999
56,784		Consolidated Edison, Inc	3,089,617
111,996		Dominion Resources, Inc	7,605,648
33,567		DTE Energy Co	2,289,941
136,824		Duke Energy Corp	9,662,511
63,166		Edison International	3,042,075
34,420		Entergy Corp	2,169,493
165,410		Exelon Corp	4,796,890
80,631		FirstEnergy Corp	2,539,070
29,511		Great Plains Energy, Inc	728,331
18,394	e	Hawaiian Electric Industries, Inc	478,612
15,382		Integrys Energy Group, Inc	835,858
36,925		MDU Resources Group, Inc	1,183,077
14,043		National Fuel Gas Co	1,058,280
82,326		NextEra Energy, Inc	7,568,229
60,343		NiSource, Inc	2,073,989
60,715		Northeast Utilities	2,659,317
63,034		NRG Energy, Inc	1,755,497
38,432		OGE Energy Corp	1,309,378
47,558		Pepco Holdings, Inc	924,052
85,725		PG&E Corp	3,613,309
21,046		Pinnacle West Capital Corp	1,107,651
122,470		PPL Corp	3,743,908
192

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

98,094		Public Service Enterprise Group, Inc	$3,270,454
29,103		Questar Corp	678,682
27,058		SCANA Corp	1,279,032
47,223		Sempra Energy	4,378,044
168,898		Southern Co	6,965,354
42,224	e	TECO Energy, Inc	691,629
22,261		UGI Corp	965,905
15,849		Vectren Corp	578,805
24,680		Westar Energy, Inc	818,636
44,248		Wisconsin Energy Corp	1,888,062
95,861		Xcel Energy, Inc	2,771,341
		TOTAL UTILITIES	105,872,399

		TOTAL COMMON STOCKS	1,739,508,686
		(Cost $1,512,959,079)

SHORT-TERM INVESTMENTS - 1.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
26,355,705	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	26,355,705
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	26,355,705
		TOTAL SHORT-TERM INVESTMENTS	26,355,705
		(Cost $26,355,705)

		TOTAL INVESTMENTS - 101.2%	1,765,864,391
		(Cost $1,539,314,784)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%	(21,632,684)
		NET ASSETS - 100.0%	$1,744,231,707

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,452,912.
193

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.1%
28,328		BorgWarner, Inc	$1,521,214
34,972		Delphi Automotive plc	2,129,445
493,312		Ford Motor Co	7,379,948
142,647	*	General Motors Co	5,146,704
31,655		Goodyear Tire & Rubber Co	748,957
27,489		Harley-Davidson, Inc	1,695,796
85,494		Johnson Controls, Inc	3,942,983
		TOTAL AUTOMOBILES & COMPONENTS	22,565,047

BANKS - 2.9%
88,287		BB&T Corp	3,302,817
23,116		Comerica, Inc	1,058,713
110,085		Fifth Third Bancorp	2,313,987
60,563		Hudson City Bancorp, Inc	547,489
104,295		Huntington Bancshares, Inc	945,955
112,426		Keycorp	1,434,556
16,267	e	M&T Bank Corp	1,813,933
39,508	e	People’s United Financial, Inc	561,409
66,630		PNC Financial Services Group, Inc	5,322,404
172,534		Regions Financial Corp	1,754,671
66,908		SunTrust Banks, Inc	2,476,934
228,512		US Bancorp	9,078,782
598,759		Wells Fargo & Co	27,147,733
23,033		Zions Bancorporation	662,199
		TOTAL BANKS	58,421,582

CAPITAL GOODS - 8.1%
80,029		3M Co	10,258,918
11,549	*	Allegion plc	569,943
30,412		Ametek, Inc	1,502,961
86,515		Boeing Co	10,836,869
79,644		Caterpillar, Inc	7,479,368
21,815		Cummins, Inc	2,770,069
75,050		Danaher Corp	5,582,970
47,939		Deere & Co	4,120,836
21,233		Dover Corp	1,837,929
59,311		Eaton Corp	4,335,041
87,728		Emerson Electric Co	5,784,784
34,022	e	Fastenal Co	1,494,587
17,510		Flowserve Corp	1,266,498
20,370		Fluor Corp	1,547,305
41,697		General Dynamics Corp	4,224,323
1,265,843		General Electric Co	31,810,635
98,172		Honeywell International, Inc	8,956,232
194

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

51,075		Illinois Tool Works, Inc	$4,028,285
33,443		Ingersoll-Rand plc	1,966,114
16,445	*	Jacobs Engineering Group, Inc	998,376
13,475	e	Joy Global, Inc	711,345
11,238		L-3 Communications Holdings, Inc	1,248,205
33,652		Lockheed Martin Corp	5,078,423
44,349		Masco Corp	938,425
27,668		Northrop Grumman Corp	3,197,037
43,955		Paccar, Inc	2,461,480
13,754		Pall Corp	1,101,695
18,676		Parker Hannifin Corp	2,117,298
24,940		Pentair Ltd	1,853,790
18,165		Precision Castparts Corp	4,627,534
26,600	*	Quanta Services, Inc	829,122
39,839		Raytheon Co	3,787,494
17,283		Rockwell Automation, Inc	1,984,780
16,962		Rockwell Collins, Inc	1,281,649
12,339		Roper Industries, Inc	1,693,404
7,216		Snap-On, Inc	722,682
19,314		Stanley Works	1,494,904
35,274		Textron, Inc	1,252,227
105,618		United Technologies Corp	12,042,564
7,673		W.W. Grainger, Inc	1,799,165
23,498		Xylem, Inc	783,893
		TOTAL CAPITAL GOODS	162,379,159

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
25,083	e	ADT Corp	753,493
12,528		Cintas Corp	714,973
4,682		Dun & Bradstreet Corp	515,020
15,227		Equifax, Inc	1,066,804
21,296		Iron Mountain, Inc	562,427
31,515		Nielsen Holdings NV	1,332,769
25,201	e	Pitney Bowes, Inc	634,561
34,162		Republic Services, Inc	1,094,209
17,674		Robert Half International, Inc	738,420
10,795	*	Stericycle, Inc	1,263,663
58,035		Tyco International Ltd	2,349,837
54,456		Waste Management, Inc	2,275,172
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,301,348

CONSUMER DURABLES & APPAREL - 1.3%
35,159		Coach, Inc	1,683,765
36,019		DR Horton, Inc	845,726
6,104	*	Fossil Group, Inc	682,610
15,616	*,e	Garmin Ltd	703,501
8,476		Harman International Industries, Inc	876,673
14,274		Hasbro, Inc	701,139
17,650		Leggett & Platt, Inc	529,853
21,103		Lennar Corp (Class A)	847,496
42,405		Mattel, Inc	1,604,605
22,430	*	Michael Kors Holdings Ltd	1,792,830
195

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

7,675	*	Mohawk Industries, Inc	$1,091,231
35,518		Newell Rubbermaid, Inc	1,097,506
93,456		Nike, Inc (Class B)	6,808,270
10,170		Phillips-Van Heusen Corp	1,229,248
43,607		Pulte Homes, Inc	886,094
7,457		Ralph Lauren Corp	1,169,929
43,985		VF Corp	2,570,923
9,840		Whirlpool Corp	1,311,672
		TOTAL CONSUMER DURABLES & APPAREL	26,433,071

CONSUMER SERVICES - 1.8%
54,618		Carnival Corp	2,140,479
3,870	*	Chipotle Mexican Grill, Inc (Class A)	2,136,085
16,547		Darden Restaurants, Inc	818,084
567		Graham Holdings Co	354,976
34,123		H&R Block, Inc	1,037,339
32,070		International Game Technology	462,770
27,971		Marriott International, Inc (Class A)	1,378,970
124,510		McDonald’s Corp	11,725,107
94,287		Starbucks Corp	6,705,692
24,064		Starwood Hotels & Resorts Worldwide, Inc	1,797,821
16,186		Wyndham Worldwide Corp	1,148,235
10,095		Wynn Resorts Ltd	2,194,855
55,714		Yum! Brands, Inc	3,741,195
		TOTAL CONSUMER SERVICES	35,641,608

DIVERSIFIED FINANCIALS - 6.9%
115,273		American Express Co	9,800,510
24,187		Ameriprise Financial, Inc	2,555,115
1,335,085		Bank of America Corp	22,362,674
143,641		Bank of New York Mellon Corp	4,590,766
15,898		BlackRock, Inc	4,776,872
72,153		Capital One Financial Corp	5,094,723
144,770		Charles Schwab Corp	3,593,191
379,581		Citigroup, Inc	18,003,527
39,441		CME Group, Inc	2,948,609
59,909		Discover Financial Services	3,214,118
35,900	*	E*Trade Financial Corp	718,718
50,279		Franklin Resources, Inc	2,615,011
52,751		Goldman Sachs Group, Inc	8,657,494
14,425		IntercontinentalExchange Group, Inc	3,011,796
54,982		Invesco Ltd	1,828,151
470,389		JPMorgan Chase & Co	26,040,735
13,155		Legg Mason, Inc	557,114
38,939		Leucadia National Corp	1,064,203
23,803		Moody’s Corp	1,775,228
173,523		Morgan Stanley	5,120,664
14,600		Nasdaq Stock Market, Inc	556,990
28,116		Northern Trust Corp	1,693,146
54,863		SLM Corp	1,248,682
54,921		State Street Corp	3,676,961
32,680		T Rowe Price Group, Inc	2,563,419
		TOTAL DIVERSIFIED FINANCIALS	138,068,417
196

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 10.0%
62,755		Anadarko Petroleum Corp	$5,063,701
50,055		Apache Corp	4,017,414
55,630		Baker Hughes, Inc	3,150,883
52,519		Cabot Oil & Gas Corp	2,099,710
29,679	*	Cameron International Corp	1,779,850
63,553		Chesapeake Energy Corp	1,710,211
240,610		Chevron Corp	26,859,294
153,122		ConocoPhillips	9,945,274
28,442		Consol Energy, Inc	1,062,309
46,948	*	Denbury Resources, Inc	754,454
47,512	*	Devon Energy Corp	2,813,661
8,730		Diamond Offshore Drilling, Inc	423,754
29,049		Ensco plc	1,463,198
34,027		EOG Resources, Inc	5,622,621
18,808		Equitable Resources, Inc	1,745,570
546,544	d	Exxon Mobil Corp	50,369,495
29,677	*	FMC Technologies, Inc	1,467,231
106,058		Halliburton Co	5,197,903
13,484		Helmerich & Payne, Inc	1,187,131
35,318		Hess Corp	2,666,156
83,947		Kinder Morgan, Inc	2,855,037
87,224		Marathon Oil Corp	2,860,075
37,717		Marathon Petroleum Corp	3,283,265
21,862		Murphy Oil Corp	1,237,608
33,400		Nabors Industries Ltd	570,472
53,575		National Oilwell Varco, Inc	4,018,661
17,115	*	Newfield Exploration Co	423,939
31,461		Noble Corp plc	976,235
45,004		Noble Energy, Inc	2,805,099
100,773		Occidental Petroleum Corp	8,824,692
26,017		Oneok, Inc	1,781,904
34,148		Peabody Energy Corp	582,223
75,023		Phillips 66	5,483,431
17,831		Pioneer Natural Resources Co	3,019,145
22,834		Questar Market Resources, Inc	705,342
20,580		Range Resources Corp	1,773,790
16,245	*	Rowan Cos plc	509,606
164,786		Schlumberger Ltd	14,430,310
43,883	*	Southwestern Energy Co	1,785,599
83,510		Spectra Energy Corp	3,002,185
16,496		Tesoro Corp	849,874
42,223	e	Transocean Ltd (NYSE)	1,827,411
67,356		Valero Energy Corp	3,441,892
85,439		Williams Cos, Inc	3,459,425
26,031	*	WPX Energy, Inc	495,891
		TOTAL ENERGY	200,402,931

FOOD & STAPLES RETAILING - 2.3%
54,625		Costco Wholesale Corp	6,137,665
197

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

148,738		CVS Corp	$10,072,537
65,353		Kroger Co	2,359,243
30,659		Safeway, Inc	957,787
72,891		Sysco Corp	2,557,016
108,961		Walgreen Co	6,248,914
202,429		Wal-Mart Stores, Inc	15,117,398
46,381		Whole Foods Market, Inc	2,423,871
		TOTAL FOOD & STAPLES RETAILING	45,874,431

FOOD, BEVERAGE & TOBACCO - 5.1%
249,943		Altria Group, Inc	8,802,992
82,113		Archer Daniels Midland Co	3,241,821
20,489		Beam, Inc	1,706,734
20,370		Brown-Forman Corp (Class B)	1,568,490
22,570		Campbell Soup Co	930,110
475,163		Coca-Cola Co	17,970,665
30,122		Coca-Cola Enterprises, Inc	1,303,981
52,445		ConAgra Foods, Inc	1,667,227
20,830	*	Constellation Brands, Inc (Class A)	1,597,036
25,279		Dr Pepper Snapple Group, Inc	1,210,358
79,293		General Mills, Inc	3,807,650
18,846		Hershey Co	1,873,292
17,070		Hormel Foods Corp	775,661
13,071		J.M. Smucker Co	1,259,914
32,075		Kellogg Co	1,859,708
74,601		Kraft Foods Group, Inc	3,905,362
45,930		Lorillard, Inc	2,260,675
16,714		McCormick & Co, Inc	1,072,705
25,204		Mead Johnson Nutrition Co	1,937,936
19,593		Molson Coors Brewing Co (Class B)	1,031,376
219,296		Mondelez International, Inc	7,181,944
17,062	*	Monster Beverage Corp	1,158,510
191,871		PepsiCo, Inc	15,418,753
200,451		Philip Morris International, Inc	15,663,241
39,339		Reynolds American, Inc	1,907,941
34,203		Tyson Foods, Inc (Class A)	1,279,192
		TOTAL FOOD, BEVERAGE & TOBACCO	102,393,274

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
193,464		Abbott Laboratories	7,092,390
46,023		Aetna, Inc	3,144,752
28,618		AmerisourceBergen Corp	1,923,702
9,838		Bard (C.R.), Inc	1,274,906
67,736		Baxter International, Inc	4,626,369
24,134		Becton Dickinson & Co	2,609,368
167,327	*	Boston Scientific Corp	2,263,934
42,687		Cardinal Health, Inc	2,903,570
26,400	*	CareFusion Corp	1,076,328
37,068	*	Cerner Corp	2,108,799
34,593		Cigna Corp	2,985,722
57,512		Covidien plc	3,924,619
22,108	*	DaVita, Inc	1,435,473
198

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

17,921		Dentsply International, Inc	$826,875
13,607	*	Edwards Lifesciences Corp	886,088
100,755	*	Express Scripts Holding Co	7,525,391
19,630		Humana, Inc	1,909,999
4,741	*	Intuitive Surgical, Inc	1,932,337
11,129	*	Laboratory Corp of America Holdings	999,718
28,709		McKesson Corp	5,007,137
124,915		Medtronic, Inc	7,065,192
10,589		Patterson Cos, Inc	423,136
18,092	e	Quest Diagnostics, Inc	949,830
36,517		St. Jude Medical, Inc	2,217,677
36,725		Stryker Corp	2,849,860
12,625	*	Tenet Healthcare Corp	580,876
125,972		UnitedHealth Group, Inc	9,105,256
13,127	*	Varian Medical Systems, Inc	1,067,356
36,912		WellPoint, Inc	3,174,432
21,328		Zimmer Holdings, Inc	2,004,192
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	85,895,284

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
54,754		Avon Products, Inc	815,287
16,049	e	Clorox Co	1,416,645
109,969		Colgate-Palmolive Co	6,733,402
32,061		Estee Lauder Cos (Class A)	2,203,873
47,645		Kimberly-Clark Corp	5,210,934
340,082		Procter & Gamble Co	26,057,083
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	42,437,224

INSURANCE - 4.1%
42,708		ACE Ltd	4,006,437
58,319		Aflac, Inc	3,661,267
56,492		Allstate Corp	2,892,390
184,127		American International Group, Inc	8,830,731
37,766		Aon plc	3,038,652
9,028		Assurant, Inc	589,980
225,186	*	Berkshire Hathaway, Inc (Class B)	25,130,758
31,543		Chubb Corp	2,666,645
18,299		Cincinnati Financial Corp	886,587
62,225	*	Genworth Financial, Inc (Class A)	917,819
55,473		Hartford Financial Services Group, Inc	1,844,477
32,834		Lincoln National Corp	1,577,017
37,998		Loews Corp	1,694,331
68,353		Marsh & McLennan Cos, Inc	3,124,416
140,278		Metlife, Inc	6,880,636
34,275		Principal Financial Group	1,493,362
68,630		Progressive Corp	1,594,961
57,719		Prudential Financial, Inc	4,870,906
11,321		Torchmark Corp	850,773
45,439		Travelers Cos, Inc	3,693,282
32,477		UnumProvident Corp	1,045,759
35,382		XL Capital Ltd	1,016,879
		TOTAL INSURANCE	82,308,065
199

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.5%
26,359		Air Products & Chemicals, Inc	$2,771,385
8,423		Airgas, Inc	869,590
133,792	e	Alcoa, Inc	1,539,946
13,706		Allegheny Technologies, Inc	430,917
12,014		Avery Dennison Corp	591,930
18,175		Ball Corp	930,378
12,763		Bemis Co, Inc	491,503
7,117		CF Industries Holdings, Inc	1,643,031
19,520	e	Cliffs Natural Resources, Inc	377,126
151,530		Dow Chemical Co	6,896,130
115,927		Du Pont (E.I.) de Nemours & Co	7,072,706
19,356		Eastman Chemical Co	1,508,994
33,927		Ecolab, Inc	3,411,021
16,774		FMC Corp	1,184,748
129,663		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,202,378
10,201		International Flavors & Fragrances, Inc	884,223
55,224		International Paper Co	2,636,394
54,770		LyondellBasell Industries AF S.C.A	4,313,685
22,115		MeadWestvaco Corp	797,688
65,760		Monsanto Co	7,006,728
42,724		Mosaic Co	1,908,054
62,385		Newmont Mining Corp	1,347,516
39,490		Nucor Corp	1,909,341
20,801	*	Owens-Illinois, Inc	666,464
17,748		PPG Industries, Inc	3,236,525
36,808		Praxair, Inc	4,590,694
24,427		Sealed Air Corp	761,878
10,691		Sherwin-Williams Co	1,959,233
14,920		Sigma-Aldrich Corp	1,387,112
18,432	e	United States Steel Corp	481,259
16,116		Vulcan Materials Co	994,841
		TOTAL MATERIALS	68,803,418

MEDIA - 3.8%
26,714	e	Cablevision Systems Corp (Class A)	428,493
69,844		CBS Corp (Class B)	4,101,240
326,014		Comcast Corp (Class A)	17,751,462
61,139	*	DIRECTV	4,244,881
28,355	*	Discovery Communications, Inc (Class A)	2,262,162
28,742		Gannett Co, Inc	791,267
52,316		Interpublic Group of Cos, Inc	853,797
33,895		McGraw-Hill Cos, Inc	2,577,376
61,883	*	News Corp	987,653
31,978		Omnicom Group, Inc	2,320,963
13,666		Scripps Networks Interactive (Class A)	991,058
35,161		Time Warner Cable, Inc	4,685,906
113,135		Time Warner, Inc	7,108,272
245,502		Twenty-First Century Fox, Inc	7,811,874
50,694		Viacom, Inc (Class B)	4,161,977
204,479		Walt Disney Co	14,847,220
		TOTAL MEDIA	75,925,601

200

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
199,040		AbbVie, Inc	$9,798,739
21,821	*	Actavis plc	4,123,732
41,314		Agilent Technologies, Inc	2,402,409
24,468	*	Alexion Pharmaceuticals, Inc	3,883,806
37,150		Allergan, Inc	4,257,390
94,342		Amgen, Inc	11,221,981
29,552	*	Biogen Idec, Inc	9,239,137
206,019		Bristol-Myers Squibb Co	10,294,769
51,556	*	Celgene Corp	7,832,903
124,057		Eli Lilly & Co	6,700,318
29,504	*	Forest Laboratories, Inc	1,956,115
191,844	*	Gilead Sciences, Inc	15,472,219
20,863	*	Hospira, Inc	918,181
352,985		Johnson & Johnson	31,228,583
21,594	*	Life Technologies Corp	1,642,656
365,599		Merck & Co, Inc	19,365,779
47,860	*	Mylan Laboratories, Inc	2,173,323
14,187		PerkinElmer, Inc	618,553
16,691		Perrigo Co plc	2,598,121
810,917		Pfizer, Inc	24,651,877
9,864	*	Regeneron Pharmaceuticals, Inc	2,846,652
45,257		Thermo Electron Corp	5,210,891
29,217	*	Vertex Pharmaceuticals, Inc	2,309,312
10,766	*	Waters Corp	1,165,635
62,839		Zoetis Inc	1,907,792
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	183,820,873

REAL ESTATE - 2.0%
49,229		American Tower Corp	3,981,642
19,060		Apartment Investment & Management Co (Class A)	533,108
15,220		AvalonBay Communities, Inc	1,879,670
19,184		Boston Properties, Inc	2,073,599
34,639	*	CBRE Group, Inc	919,319
41,485		Equity Residential	2,297,439
67,231		General Growth Properties, Inc	1,354,032
56,847		HCP, Inc	2,225,560
36,063		Health Care REIT, Inc	2,088,769
94,044		Host Marriott Corp	1,729,469
52,030		Kimco Realty Corp	1,087,947
17,517		Macerich Co	991,462
22,698		Plum Creek Timber Co, Inc	977,603
62,403		Prologis, Inc	2,418,740
18,121		Public Storage, Inc	2,855,689
38,867		Simon Property Group, Inc	6,018,166
36,561		Ventas, Inc	2,281,041
21,608		Vornado Realty Trust	1,984,263
72,493		Weyerhaeuser Co	2,166,091
		TOTAL REAL ESTATE	39,863,609

201

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

RETAILING - 4.3%
46,389	*	Amazon.com, Inc	$16,639,271
8,124	*	Autonation, Inc	401,244
4,263	*	AutoZone, Inc	2,110,441
26,949	*	Bed Bath & Beyond, Inc	1,720,694
34,128		Best Buy Co, Inc	803,373
27,864	*	Carmax, Inc	1,256,945
36,574	*	Dollar General Corp	2,059,848
26,049	*	Dollar Tree, Inc	1,315,995
12,780		Expedia, Inc	830,444
12,129		Family Dollar Stores, Inc	749,815
14,754	e	GameStop Corp (Class A)	517,423
33,010		Gap, Inc	1,257,021
19,321		Genuine Parts Co	1,589,152
176,212		Home Depot, Inc	13,541,892
25,100		Kohl’s Corp	1,270,813
30,657		L Brands, Inc	1,605,200
130,878		Lowe’s Companies, Inc	6,058,343
46,209		Macy’s, Inc	2,458,319
7,406	*	NetFlix, Inc	3,031,498
17,855		Nordstrom, Inc	1,025,770
13,484	*	O’Reilly Automotive, Inc	1,766,134
12,940		Petsmart, Inc	815,220
6,432	*	Priceline.com, Inc	7,363,932
27,277		Ross Stores, Inc	1,852,381
83,423		Staples, Inc	1,097,847
79,146		Target Corp	4,482,829
13,740		Tiffany & Co	1,143,031
89,032		TJX Companies, Inc	5,106,876
15,036		Tractor Supply Co	1,000,044
13,952	*	TripAdvisor, Inc	1,076,955
13,568	*	Urban Outfitters, Inc	486,006
		TOTAL RETAILING	86,434,756

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
40,480		Altera Corp	1,353,246
39,108		Analog Devices, Inc	1,887,743
150,625		Applied Materials, Inc	2,533,513
67,213		Broadcom Corp (Class A)	2,000,259
8,901	*	First Solar, Inc	450,213
621,820		Intel Corp	15,259,463
20,984		Kla-Tencor Corp	1,289,886
20,509	*	Lam Research Corp	1,037,961
29,424		Linear Technology Corp	1,310,545
67,744		LSI Logic Corp	747,216
24,597	e	Microchip Technology, Inc	1,103,421
131,737	*	Micron Technology, Inc	3,035,220
71,937		Nvidia Corp	1,129,411
136,937		Texas Instruments, Inc	5,806,129
33,486		Xilinx, Inc	1,554,420
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	40,498,646
202

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 10.6%
79,540		Accenture plc	$6,353,655
58,032	*	Adobe Systems, Inc	3,434,914
22,259	*	Akamai Technologies, Inc	1,061,309
6,117	*	Alliance Data Systems Corp	1,466,000
28,108	*	Autodesk, Inc	1,440,535
60,248		Automatic Data Processing, Inc	4,614,997
40,437		CA, Inc	1,297,219
23,341	*	Citrix Systems, Inc	1,262,048
37,832	*	Cognizant Technology Solutions Corp (Class A)	3,666,677
18,554		Computer Sciences Corp	1,120,847
145,792	*	eBay, Inc	7,756,134
39,164	*	Electronic Arts, Inc	1,033,930
205,583	*	Facebook, Inc	12,863,328
36,246		Fidelity National Information Services, Inc	1,837,672
31,998	*	Fiserv, Inc	1,793,488
35,111	*	Google, Inc (Class A)	41,465,038
127,719		International Business Machines Corp	22,565,393
35,625		Intuit, Inc	2,609,531
129,540		Mastercard, Inc (Class A)	9,803,587
950,401		Microsoft Corp	35,972,678
439,113		Oracle Corp	16,203,270
40,721		Paychex, Inc	1,702,952
23,562	*	Red Hat, Inc	1,331,253
69,431	*	Salesforce.com, Inc	4,202,658
87,372		Symantec Corp	1,870,635
20,325	*	Teradata Corp	835,764
20,592		Total System Services, Inc	615,289
16,002	*	VeriSign, Inc	940,118
63,724		Visa, Inc (Class A)	13,728,061
69,069		Western Union Co	1,063,663
143,662		Xerox Corp	1,558,733
118,149	*	Yahoo!, Inc	4,255,727
		TOTAL SOFTWARE & SERVICES	211,727,103

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
19,948		Amphenol Corp (Class A)	1,733,082
112,593		Apple, Inc	56,364,056
668,977		Cisco Systems, Inc	14,657,286
180,312		Corning, Inc	3,103,170
257,335		EMC Corp	6,237,800
9,766	*	F5 Networks, Inc	1,044,962
17,502		Flir Systems, Inc	555,164
13,254		Harris Corp	919,032
240,527		Hewlett-Packard Co	6,975,283
24,442		Jabil Circuit, Inc	439,223
62,587	*	Juniper Networks, Inc	1,665,440
28,652		Motorola, Inc	1,827,998
42,830		NetApp, Inc	1,813,422
211,365		Qualcomm, Inc	15,687,510
28,366		SanDisk Corp	1,972,855
40,640		Seagate Technology, Inc	2,148,231
203

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

51,353		Tyco Electronics Ltd	$2,901,958
26,437		Western Digital Corp	2,278,076
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	122,324,548

TELECOMMUNICATION SERVICES - 2.3%
659,154		AT&T, Inc	21,963,011
74,069		CenturyTel, Inc	2,137,631
41,747	*	Crown Castle International Corp	2,962,367
122,513	e	Frontier Communications Corp	575,811
358,068		Verizon Communications, Inc	17,194,426
76,230	e	Windstream Holdings, Inc	570,201
		TOTAL TELECOMMUNICATION SERVICES	45,403,447

TRANSPORTATION - 2.0%
19,002	e	CH Robinson Worldwide, Inc	1,112,377
126,713		CSX Corp	3,409,847
107,517		Delta Air Lines, Inc	3,291,095
25,812		Expeditors International of Washington, Inc	1,054,678
37,104		FedEx Corp	4,946,705
13,909		Kansas City Southern Industries, Inc	1,468,651
38,406		Norfolk Southern Corp	3,556,012
6,558		Ryder System, Inc	466,864
87,490		Southwest Airlines Co	1,832,916
57,628		Union Pacific Corp	10,041,103
89,444		United Parcel Service, Inc (Class B)	8,517,752
		TOTAL TRANSPORTATION	39,698,000

UTILITIES - 3.0%
82,522		AES Corp	1,160,259
14,729		AGL Resources, Inc	703,752
30,146		Ameren Corp	1,140,725
61,076		American Electric Power Co, Inc	2,981,120
53,259		Centerpoint Energy, Inc	1,246,261
33,955		CMS Energy Corp	943,609
36,928		Consolidated Edison, Inc	2,009,252
72,674		Dominion Resources, Inc	4,935,291
22,246		DTE Energy Co	1,517,622
88,308		Duke Energy Corp	6,236,311
40,613		Edison International	1,955,922
22,371		Entergy Corp	1,410,044
106,620		Exelon Corp	3,091,980
52,081		FirstEnergy Corp	1,640,031
10,377		Integrys Energy Group, Inc	563,886
53,831		NextEra Energy, Inc	4,948,684
38,841		NiSource, Inc	1,334,965
39,320		Northeast Utilities	1,722,216
40,223		NRG Energy, Inc	1,120,211
31,057		Pepco Holdings, Inc	603,437
56,062		PG&E Corp	2,363,013
14,103		Pinnacle West Capital Corp	742,241
78,444		PPL Corp	2,398,033
62,908		Public Service Enterprise Group, Inc	2,097,353
204

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

17,818		SCANA Corp	$842,257
28,391		Sempra Energy	2,632,130
110,508		Southern Co	4,557,350
25,836	e	TECO Energy, Inc	423,194
28,733		Wisconsin Energy Corp	1,226,037
61,799		Xcel Energy, Inc	1,786,609
		TOTAL UTILITIES	60,333,795

		TOTAL COMMON STOCKS	1,990,955,237
		(Cost $1,521,346,743)

SHORT-TERM INVESTMENTS - 0.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
18,261,641	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	18,261,641
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	18,261,641
		TOTAL SHORT-TERM INVESTMENTS	18,261,641
		(Cost $18,261,641)

		TOTAL INVESTMENTS - 100.4%	2,009,216,878
		(Cost $1,539,608,384)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%	(7,497,249)
		NET ASSETS - 100.0%	$2,001,719,629

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,629,706.
205

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.0%
68,254	*	American Axle & Manufacturing Holdings, Inc	$1,270,890
64,653		Cooper Tire & Rubber Co	1,512,880
150,522		Dana Holding Corp	2,847,876
25,908		Dorman Products, Inc	1,351,361
23,298		Drew Industries, Inc	1,120,401
20,146	*	Federal Mogul Corp (Class A)	360,211
9,150	*	Fox Factory Holding Corp	148,413
13,759	*	Fuel Systems Solutions, Inc	169,098
34,425	*	Gentherm, Inc	877,149
46,498	*	Modine Manufacturing Co	609,124
13,622		Remy International, Inc	272,576
6,105		Shiloh Industries, Inc	92,063
32,064		Spartan Motors, Inc	184,368
20,465		Standard Motor Products, Inc	669,410
28,194	*	Stoneridge, Inc	320,848
24,064		Superior Industries International, Inc	438,205
61,475	*	Tenneco, Inc	3,494,239
5,489	*	Tower International, Inc	122,020
28,983	*	Winnebago Industries, Inc	694,433
		TOTAL AUTOMOBILES & COMPONENTS	16,555,565

BANKS - 8.7%
15,769		1st Source Corp	464,712
26,266		1st United Bancorp, Inc	190,691
8,246		Access National Corp	135,399
6,949		American National Bankshares, Inc	161,564
24,720	*	Ameris Bancorp	506,018
8,247		Ames National Corp	175,331
33,895		Apollo Residential Mortgage	547,743
10,632	e	Arrow Financial Corp	265,056
89,875		Astoria Financial Corp	1,189,945
18,246		Banc of California, Inc	231,724
7,914		Bancfirst Corp	427,593
30,766		Banco Latinoamericano de Exportaciones S.A. (Class E)	781,456
96,085		Bancorpsouth, Inc	2,264,723
47,368		Bank Mutual Corp	323,997
5,442		Bank of Kentucky Financial Corp	195,531
5,477		Bank of Marin Bancorp	242,248
31,675		Bank of the Ozarks, Inc	2,008,195
18,547		BankFinancial Corp	168,592
19,699		Banner Corp	725,514
3,382		Bar Harbor Bankshares	128,820
81,948		BBCN Bancorp, Inc	1,233,317
7,909	*	BBX Capital Corp	115,946
206

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,221	*	Beneficial Mutual Bancorp, Inc	$430,305
26,823		Berkshire Hills Bancorp, Inc	656,091
20,311		BNC Bancorp	344,678
12,646	*	BofI Holding, Inc	1,046,456
82,644		Boston Private Financial Holdings, Inc	1,015,695
7,927		Bridge Bancorp, Inc	195,004
8,171	*	Bridge Capital Holdings	180,171
72,481		Brookline Bancorp, Inc	645,081
13,378		Bryn Mawr Bank Corp	372,845
3,348		C&F Financial Corp	118,151
7,613		Camden National Corp	269,120
25,458	*	Capital Bank Financial Corp	586,807
10,709	*	Capital City Bank Group, Inc	136,647
151,618		Capitol Federal Financial	1,814,867
30,721		Cardinal Financial Corp	523,793
4,045	*,e	Cascade Bancorp	19,497
79,931		Cathay General Bancorp	1,878,379
12,531		Center Bancorp, Inc	222,425
26,422		Centerstate Banks of Florida, Inc	290,642
22,921		Central Pacific Financial Corp	420,600
2,780		Century Bancorp, Inc	94,270
22,425		Charter Financial Corp	241,069
29,706		Chemical Financial Corp	857,909
3,175		Chemung Financial Corp	106,871
10,901		Citizens & Northern Corp	213,442
15,931	e	City Holding Co	710,841
6,547		Clifton Savings Bancorp, Inc	82,885
11,027		CNB Financial Corp	177,094
37,129		CoBiz, Inc	392,082
52,328		Columbia Banking System, Inc	1,366,284
41,182		Community Bank System, Inc	1,466,079
14,619		Community Trust Bancorp, Inc	592,362
9,071	*	CommunityOne Bancorp	104,317
1,526	*	ConnectOne Bancorp, Inc	69,692
9,568	*	CU Bancorp	165,048
21,293	*	Customers Bancorp, Inc	431,822
93,817		CVB Financial Corp	1,399,750
32,844		Dime Community Bancshares	536,671
6,952	*	Doral Financial Corp	86,830
22,762	*	Eagle Bancorp, Inc	756,837
1		East West Bancorp, Inc	33
6,428		Enterprise Bancorp, Inc	132,931
19,421		Enterprise Financial Services Corp	361,619
9,396		ESB Financial Corp	120,833
6,948		ESSA Bancorp, Inc	78,373
22,430	*	Essent Group Ltd	562,993
81,295		EverBank Financial Corp	1,447,864
7,553	*	Farmers Capital Bank Corp	155,290
11,769		Federal Agricultural Mortgage Corp (Class C)	360,602
16,594		Fidelity Southern Corp	233,645
11,588		Financial Institutions, Inc	241,957
17,324		First Bancorp (NC)	298,493
207

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

74,742	*	First Bancorp (Puerto Rico)	$365,488
8,470		First Bancorp, Inc	143,905
69,328		First Busey Corp	381,304
103,134		First Commonwealth Financial Corp	846,730
15,815		First Community Bancshares, Inc	256,045
16,696		First Connecticut Bancorp	257,285
9,649		First Defiance Financial Corp	248,172
2,377	*,e	First Federal Bancshares of Arkansas, Inc	19,705
60,131		First Financial Bancorp	996,972
31,974	e	First Financial Bankshares, Inc	1,955,850
11,117		First Financial Corp	357,634
24,309		First Financial Holdings, Inc	1,496,219
15,906		First Financial Northwest, Inc	164,468
19,136		First Interstate Bancsystem, Inc	491,030
36,864		First Merchants Corp	777,462
75,891		First Midwest Bancorp, Inc	1,211,979
4,561	*	First NBC Bank Holding Co	148,689
8,008		First of Long Island Corp	316,877
55,100	*	First Security Group, Inc	113,506
168,571		FirstMerit Corp	3,430,420
21,567	*	Flagstar Bancorp, Inc	450,103
31,631		Flushing Financial Corp	649,701
153,656		FNB Corp	1,819,287
10,596		Fox Chase Bancorp, Inc	181,298
10,296		Franklin Financial Corp	195,727
11,187		German American Bancorp, Inc	301,602
73,122		Glacier Bancorp, Inc	1,932,614
9,949		Great Southern Bancorp, Inc	275,090
12,895		Guaranty Bancorp	167,119
29,360	*	Hampton Roads Bankshares, Inc	45,802
86,114		Hancock Holding Co	2,979,544
33,555		Hanmi Financial Corp	723,781
15,841		Heartland Financial USA, Inc	399,035
18,150		Heritage Commerce Corp	145,382
15,692		Heritage Financial Corp	267,235
16,880	*	Heritage Oaks Bancorp	129,301
1,130		Hingham Institution for Savings	88,795
5,439	*	Home Bancorp, Inc	109,596
46,605		Home Bancshares, Inc	1,437,298
12,763		Home Federal Bancorp, Inc	185,064
72,559		Home Loan Servicing Solutions Ltd	1,488,911
13,054		HomeStreet, Inc	234,189
21,461	*	HomeTrust Bancshares, Inc	339,298
7,488		Horizon Bancorp	166,683
18,721		Hudson Valley Holding Corp	336,604
30,326		IBERIABANK Corp	1,996,664
24,058		Independent Bank Corp	869,937
4,007		Independent Bank Group, Inc	203,556
54,794		International Bancshares Corp	1,282,728
15,030	*	Intervest Bancshares Corp	112,424
51,529		Investors Bancorp, Inc	1,307,291
12,681	*	Kearny Financial Corp	144,944
208

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,590		Lakeland Bancorp, Inc	$322,209
17,545		Lakeland Financial Corp	642,673
5,373		LCNB Corp	94,619
20,518	*,e	Macatawa Bank Corp	108,745
17,701		MainSource Financial Group, Inc	288,703
56,278		MB Financial, Inc	1,581,412
7,537		Mercantile Bank Corp	150,815
4,949		Merchants Bancshares, Inc	147,480
7,385	*	Meridian Interstate Bancorp, Inc	173,843
6,259		Meta Financial Group, Inc	253,177
327,821	*	MGIC Investment Corp	2,783,200
4,581		Middleburg Financial Corp	81,817
7,181		Midsouth Bancorp, Inc	111,377
5,991		MidWestOne Financial Group, Inc	147,259
3,697		NASB Financial, Inc	98,710
47,331		National Bank Holdings Corp	922,008
6,122		National Bankshares, Inc	222,902
118,102		National Penn Bancshares, Inc	1,225,899
44,186		NBT Bancorp, Inc	1,062,231
22,073	*	NewBridge Bancorp	154,290
58,828		Northfield Bancorp, Inc	731,232
5,558		Northrim BanCorp, Inc	133,503
96,607		Northwest Bancshares, Inc	1,358,294
13,582		OceanFirst Financial Corp	241,216
46,007		OFG Bancorp	670,782
103,978		Old National Bancorp	1,455,692
10,392	*	OmniAmerican Bancorp, Inc	232,989
48,173		Oritani Financial Corp	758,243
17,062		Pacific Continental Corp	240,574
15,674	*	Pacific Premier Bancorp, Inc	248,746
38,270	e	PacWest Bancorp	1,535,010
3,918	*	Palmetto Bancshares, Inc	47,604
11,990	e	Park National Corp	938,817
41,895		Park Sterling Bank	282,791
9,809		Peapack Gladstone Financial Corp	181,467
3,390		Penns Woods Bancorp, Inc	153,228
13,626	*	Pennsylvania Commerce Bancorp, Inc	270,749
15,498	*	PennyMac Financial Services, Inc	263,156
10,656		Peoples Bancorp, Inc	240,293
36,266		Pinnacle Financial Partners, Inc	1,183,722
10,289	*	Preferred Bank	221,522
66,009		PrivateBancorp, Inc	1,887,197
61,440		Prosperity Bancshares, Inc	3,843,686
11,891		Provident Financial Holdings, Inc	178,960
61,798		Provident Financial Services, Inc	1,070,341
176,027	e	Radian Group, Inc	2,619,282
31,834		Renasant Corp	916,501
9,959		Republic Bancorp, Inc (Class A)	229,953
27,499		Rockville Financial, Inc	365,187
30,118		S&T Bancorp, Inc	704,460
13,284		S.Y. Bancorp, Inc	393,074
25,791		Sandy Spring Bancorp, Inc	644,001
209

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,949	*	Seacoast Banking Corp of Florida	$144,381
10,766		Sierra Bancorp	170,641
16,696		Simmons First National Corp (Class A)	576,513
18,305	e	Southside Bancshares, Inc	487,828
18,451		Southwest Bancorp, Inc	321,970
34,342		State Bank & Trust Co	588,278
84,143		Sterling Bancorp/DE	1,060,202
35,134		Sterling Financial Corp	1,106,721
8,080	*,e	Stonegate Mortgage Corp	122,412
9,874	*	Suffolk Bancorp	190,371
34,978	*	Sun Bancorp, Inc	110,880
190,712		Susquehanna Bancshares, Inc	2,065,411
17,645	*	Taylor Capital Group, Inc	394,013
10,483		Territorial Bancorp, Inc	237,440
41,175	*	Texas Capital Bancshares, Inc	2,448,677
35,010	*	The Bancorp, Inc	666,940
14,750		Tompkins Trustco, Inc	691,775
23,739	e	TowneBank	357,035
6,787		Tree.com, Inc	220,238
17,028		Trico Bancshares	421,613
7,264	*	Tristate Capital Holdings, Inc	99,807
97,540		Trustco Bank Corp NY	636,936
68,340		Trustmark Corp	1,623,758
36,092		UMB Financial Corp	2,139,895
113,469	e	Umpqua Holdings Corp	1,992,516
43,494		Union Bankshares Corp	1,003,407
51,821	e	United Bankshares, Inc	1,548,930
45,677	*	United Community Banks, Inc	761,892
35,001	*	United Community Financial Corp	123,554
21,901		United Financial Bancorp, Inc	388,305
17,338		Univest Corp of Pennsylvania	325,608
10,211	*	VantageSouth Bancshares, Inc	58,611
41,367		ViewPoint Financial Group	1,018,456
28,453	*	Virginia Commerce Bancorp	462,646
15,847	*	Walker & Dunlop, Inc	222,492
11,597		Washington Banking Co	206,311
14,882		Washington Trust Bancorp, Inc	490,213
7,128	*,e	Waterstone Financial, Inc	75,272
91,047		Webster Financial Corp	2,762,366
27,408		WesBanco, Inc	782,772
13,802		West Bancorporation, Inc	204,132
27,944	e	Westamerica Bancorporation	1,379,316
76,196	*	Western Alliance Bancorp	1,708,314
19,696		Westfield Financial, Inc	146,932
71,261		Wilshire Bancorp, Inc	709,760
37,762		Wintrust Financial Corp	1,655,108
8,176		WSFS Financial Corp	587,037
12,699	*	Yadkin Financial Corp	237,471
		TOTAL BANKS	142,995,297

CAPITAL GOODS - 9.3%
28,134		Aaon, Inc	834,454
210

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,581		AAR Corp	$1,081,484
40,229	*	Accuride Corp	153,272
28,687		Aceto Corp	611,607
74,719		Actuant Corp (Class A)	2,556,884
43,714		Acuity Brands, Inc	5,553,427
39,103	*	Aegion Corp	802,394
19,350	*	Aerovironment, Inc	577,017
69,545		Aircastle Ltd	1,313,705
7,010		Alamo Group, Inc	352,042
27,845		Albany International Corp (Class A)	962,602
27,779		Altra Holdings, Inc	871,149
21,981	*	Ameresco, Inc	216,733
8,980	e	American Railcar Industries, Inc	439,302
8,292		American Science & Engineering, Inc	567,090
42,337	*,e	American Superconductor Corp	63,506
9,533	*	American Woodmark Corp	334,704
10,962		Ampco-Pittsburgh Corp	195,233
28,554	*	API Technologies Corp	94,514
28,647		Apogee Enterprises, Inc	968,269
42,415		Applied Industrial Technologies, Inc	2,143,654
13,830		Argan, Inc	392,910
97,249	*	ArvinMeritor, Inc	1,067,794
21,306		Astec Industries, Inc	792,583
15,907	*	Astronics Corp	963,567
25,715		AZZ, Inc	1,075,144
54,165		Barnes Group, Inc	2,027,938
49,066	*	Beacon Roofing Supply, Inc	1,854,204
49,840	*	Blount International, Inc	638,949
32,404	*	Bluelinx Holdings, Inc	51,522
46,361		Brady Corp (Class A)	1,268,437
49,247		Briggs & Stratton Corp	1,037,634
48,898	*	Builders FirstSource, Inc	393,629
18,429	*	CAI International, Inc	381,296
322,623	*,e	Capstone Turbine Corp	522,649
30,684	*	Chart Industries, Inc	2,621,641
17,738		CIRCOR International, Inc	1,277,491
50,557		Clarcor, Inc	2,801,869
8,592		Coleman Cable, Inc	225,454
19,835	*	Columbus McKinnon Corp	490,321
38,189		Comfort Systems USA, Inc	650,741
27,114	*	Commercial Vehicle Group, Inc	216,912
20,290		Cubic Corp	1,004,964
47,748		Curtiss-Wright Corp	2,932,682
74,937	*	DigitalGlobe, Inc	2,861,095
23,268		Douglas Dynamics, Inc	337,851
10,402	*	Ducommun, Inc	296,457
9,425	*	DXP Enterprises, Inc	905,177
32,544	*	Dycom Industries, Inc	905,700
15,607		Dynamic Materials Corp	340,701
68,414		EMCOR Group, Inc	2,908,279
21,363		Encore Wire Corp	1,091,436
42,612	*,e	Energy Recovery, Inc	182,379
211

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,059		EnerSys	$3,338,956
17,429	*	Engility Holdings, Inc	667,705
19,112	*,e	Enphase Energy, Inc	141,429
21,083	*,e	EnPro Industries, Inc	1,529,361
5,371	*,e	Erickson Air-Crane, Inc	103,768
27,173		ESCO Technologies, Inc	948,338
31,543	*	Esterline Technologies Corp	3,247,352
64,280	*	Federal Signal Corp	791,930
47,924	*	Flow International Corp	193,613
48,136		Franklin Electric Co, Inc	1,917,738
11,886		Freightcar America, Inc	273,140
169,741	*,e	FuelCell Energy, Inc	242,730
40,232	*	Furmanite Corp	469,910
59,513	*,e	GenCorp, Inc	1,012,911
52,212		Generac Holdings, Inc	2,512,964
50,387		General Cable Corp	1,437,541
31,007	*	Gibraltar Industries, Inc	553,785
9,350		Global Brass & Copper Holdings, Inc	161,662
18,312		Global Power Equipment Group, Inc	326,137
19,511		Gorman-Rupp Co	621,035
119,439	*,e	GrafTech International Ltd	1,224,250
10,489		Graham Corp	374,562
39,152		Granite Construction, Inc	1,303,370
62,179		Great Lakes Dredge & Dock Corp	468,208
25,100	*	Greenbrier Cos, Inc	920,919
45,338		Griffon Corp	569,445
30,717		H&E Equipment Services, Inc	930,111
11,274		Hardinge, Inc	155,243
66,950		Heico Corp	3,563,079
17,906		Houston Wire & Cable Co	236,896
5,313		Hurco Cos, Inc	137,713
10,555		Hyster-Yale Materials Handling, Inc	905,197
52,787	*	II-VI, Inc	806,057
11,195		Innovative Solutions & Support, Inc	76,126
19,187		Insteel Industries, Inc	357,454
28,889		John Bean Technologies Corp	891,803
12,108		Kadant, Inc	434,798
27,659		Kaman Corp	1,072,063
33,492	*,e	KEYW Holding Corp	535,872
43,981	*	Kratos Defense & Security Solutions, Inc	317,983
20,045	*	Layne Christensen Co	339,963
10,523		LB Foster Co (Class A)	453,120
13,128	e	Lindsay Manufacturing Co	1,115,880
10,265	*	LMI Aerospace, Inc	141,657
17,311		LSI Industries, Inc	146,105
17,847	*	Lydall, Inc	315,356
13,621	*	Manitex International, Inc	190,966
60,833	*	Mastec, Inc	2,186,338
19,111	*	Middleby Corp	4,712,390
11,879		Miller Industries, Inc	217,861
45,777	*	Moog, Inc (Class A)	2,749,367
28,125		Mueller Industries, Inc	1,750,500
212

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

158,126		Mueller Water Products, Inc (Class A)	$1,372,534
22,377	*	MYR Group, Inc	560,991
5,403	e	National Presto Industries, Inc	411,114
21,397	*	NCI Building Systems, Inc	394,561
17,098		NN, Inc	302,464
7,280	*	Norcraft Cos, Inc	125,580
9,384	*	Nortek, Inc	705,771
9,576	*	Northwest Pipe Co	335,926
1,765		Omega Flex, Inc	35,229
61,105	*	Orbital Sciences Corp	1,494,017
28,617	*	Orion Marine Group, Inc	320,510
6,735	*	Patrick Industries, Inc	242,460
36,742	*	Perini Corp	830,369
31,831	*	Pgt, Inc	339,955
29,083		Pike Electric Corp	306,535
15,200	*,e	Ply Gem Holdings, Inc	201,552
16,695	*	PMFG, Inc	124,712
46,711	*,e	Polypore International, Inc	1,548,470
9,235		Powell Industries, Inc	567,121
2,241	*	Power Solutions International, Inc	149,049
21,005	*	PowerSecure International, Inc	405,397
3,190		Preformed Line Products Co	215,261
36,203		Primoris Services Corp	1,150,169
17,450	*,e	Proto Labs, Inc	1,384,832
37,195		Quanex Building Products Corp	704,845
36,628		Raven Industries, Inc	1,371,719
23,495	*	RBC Bearings, Inc	1,523,416
38,338	*,e	Revolution Lighting Technologies, Inc	115,397
31,040	*	Rexnord Corp	806,419
35,464	*	Rush Enterprises, Inc (Class A)	980,225
40,997		Simpson Manufacturing Co, Inc	1,336,502
10,174	*	Sparton Corp	283,549
13,247		Standex International Corp	753,489
13,659	*	Sterling Construction Co, Inc	147,790
7,470	*,e	Stock Building Supply Holdings, Inc	130,202
21,314		Sun Hydraulics Corp	779,027
33,802		TAL International Group, Inc	1,454,500
53,224	*	Taser International, Inc	854,777
17,383	*	Tecumseh Products Co (Class A)	146,017
38,058	*	Teledyne Technologies, Inc	3,496,388
18,640		Tennant Co	1,195,383
21,036	e	Textainer Group Holdings Ltd	763,396
7,041	*,e	The ExOne Company	331,349
26,766	*	Thermon Group Holdings	724,823
53,325	e	Titan International, Inc	893,727
18,770	*,e	Titan Machinery, Inc	305,951
17,478	*	Trex Co, Inc	1,229,228
45,611	*	Trimas Corp	1,587,263
8,316		Twin Disc, Inc	196,008
20,301		Universal Forest Products, Inc	1,066,818
79,172	*	USG Corp	2,422,663
15,512	*	Vicor Corp	160,239
213

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

69,441	*	Wabash National Corp	$952,036
25,977		Watsco, Inc	2,457,944
28,615		Watts Water Technologies, Inc (Class A)	1,603,012
69,928		Woodward Governor Co	2,996,415
10,800	*	Xerium Technologies, Inc	181,008
		TOTAL CAPITAL GOODS	152,781,209

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
55,922		ABM Industries, Inc	1,490,881
49,181	e	Acacia Research (Acacia Technologies)	679,681
113,413	*	ACCO Brands Corp	658,930
30,824	e	Acorn Energy, Inc	106,959
22,532		Administaff, Inc	744,007
35,964	*	Advisory Board Co	2,276,881
22,331		American Ecology Corp	798,557
40,180	*	ARC Document Solutions, Inc	304,564
7,473		Barrett Business Services, Inc	585,958
48,097		Brink’s Co	1,521,789
41,773	*	Casella Waste Systems, Inc (Class A)	214,296
35,444	*	CBIZ, Inc	304,818
14,084		CDI Corp	241,118
19,543	e	Ceco Environmental Corp	303,698
62,570	*,e	Cenveo, Inc	207,732
759		Compx International, Inc	9,897
34,223		Corporate Executive Board Co	2,501,701
11,204		Courier Corp	176,911
9,692	*	CRA International, Inc	182,791
51,919		Deluxe Corp	2,520,667
27,631	*	EnerNOC, Inc	618,934
27,181		Ennis, Inc	393,309
13,674		Exponent, Inc	987,536
9,815	*	Franklin Covey Co	187,565
40,387	*	FTI Consulting, Inc	1,497,146
19,793		G & K Services, Inc (Class A)	1,106,231
72,351		Geo Group, Inc	2,422,312
15,541	*	GP Strategies Corp	431,263
68,792		Healthcare Services Group	1,866,327
18,797		Heidrick & Struggles International, Inc	313,534
7,793	*	Heritage-Crystal Clean, Inc	129,520
60,231		Herman Miller, Inc	1,688,275
46,560		HNI Corp	1,597,474
23,678	*	Huron Consulting Group, Inc	1,568,431
20,377	*	ICF International, Inc	685,890
149,056	*	ICO Global Communications Holdings Ltd	217,622
45,556	*	Innerworkings, Inc	343,492
60,027		Interface, Inc	1,257,566
10,838		Intersections, Inc	80,201
27,346		Kelly Services, Inc (Class A)	655,757
26,986		Kforce, Inc	489,256
34,394		Kimball International, Inc (Class B)	511,439
48,443		Knoll, Inc	804,154
49,292	*	Korn/Ferry International	1,156,390
214

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,186		McGrath RentCorp	$958,931
28,547		Mine Safety Appliances Co	1,438,198
16,862	*	Mistras Group, Inc	393,896
39,024	*	Mobile Mini, Inc	1,509,058
12,746		Multi-Color Corp	458,346
51,031	*	Navigant Consulting, Inc	896,615
5,347		NL Industries, Inc	59,031
100,371	*,e	Odyssey Marine Exploration, Inc	194,720
45,710	*	On Assignment, Inc	1,356,673
21,875	*	Performant Financial Corp	186,594
26,291	e	Quad	602,853
41,452		Resources Connection, Inc	558,773
32,360	*	RPX Corp	524,879
12,656		Schawk, Inc (Class A)	152,885
15,250	*	SP Plus Corp	385,215
86,568		Steelcase, Inc (Class A)	1,278,609
109,921	*,e	Swisher Hygiene, Inc	55,576
21,316	*	Team, Inc	902,306
65,492	*	Tetra Tech, Inc	1,932,669
12,082	*	TRC Cos, Inc	82,037
41,770	*	TrueBlue, Inc	1,024,618
15,019		Unifirst Corp	1,589,010
41,235		United Stationers, Inc	1,708,366
20,122		Viad Corp	529,007
4,274		VSE Corp	188,526
25,165	*	WageWorks, Inc	1,565,011
21,852		West Corp	505,218
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	57,879,080

CONSUMER DURABLES & APPAREL - 3.1%
49,423	*,e	American Apparel, Inc	48,741
13,425		Arctic Cat, Inc	568,415
9,579		Bassett Furniture Industries, Inc	135,064
25,836	*,e	Beazer Homes USA, Inc	581,568
24,185	*,e	Black Diamond, Inc	257,570
12,164	e	Blyth, Inc	114,098
92,540		Brunswick Corp	3,836,708
72,758		Callaway Golf Co	594,433
7,382	*	Cavco Industries, Inc	576,682
13,051	e	Columbia Sportswear Co	970,342
9,566	*	Costa, Inc	205,573
89,372	*	CROCS, Inc	1,371,860
9,977		CSS Industries, Inc	267,384
8,520		Culp, Inc	172,189
24,508	e	Ethan Allen Interiors, Inc	618,582
8,613	*	EveryWare Global, Inc	71,574
122,875	*	Fifth & Pacific Cos, Inc	3,526,513
3,540		Flexsteel Industries, Inc	109,138
16,878	*	G-III Apparel Group Ltd	1,180,954
32,070	*	Helen of Troy Ltd	1,765,133
10,255		Hooker Furniture Corp	155,363
116,143	*,e	Hovnanian Enterprises, Inc (Class A)	700,342
215

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

52,582	*	Iconix Brand Group, Inc	$1,956,050
27,970	*,e	iRobot Corp	988,460
21,630	e	Jakks Pacific, Inc	124,589
3,848		Johnson Outdoors, Inc	91,467
81,305		Jones Apparel Group, Inc	1,199,249
83,234	e	KB Home	1,609,746
52,675		La-Z-Boy, Inc	1,418,011
62,579	*,e	Leapfrog Enterprises, Inc	445,562
8,900	*	LGI Homes, Inc	155,038
21,032	*	Libbey, Inc	453,029
8,125		Lifetime Brands, Inc	125,288
24,034	*	M/I Homes, Inc	590,996
7,584		Marine Products Corp	60,748
39,514		MDC Holdings, Inc	1,220,587
39,274	*	Meritage Homes Corp	1,907,538
18,370		Movado Group, Inc	693,468
4,790		Nacco Industries, Inc (Class A)	282,802
30,213	*	Nautilus, Inc	257,415
13,797		Oxford Industries, Inc	1,041,260
12,107		Perry Ellis International, Inc	189,717
47,404		Pool Corp	2,568,349
136,635	*	Quiksilver, Inc	963,277
8,793		RG Barry Corp	155,724
47,782		Ryland Group, Inc	2,132,988
39,226	*	Skechers U.S.A., Inc (Class A)	1,133,239
19,941	*	Skullcandy, Inc	145,569
55,359	*,e	Smith & Wesson Holding Corp	724,649
149,574	*	Standard-Pacific Corp	1,316,251
60,429	*	Steven Madden Ltd	1,969,381
19,903	e	Sturm Ruger & Co, Inc	1,516,012
14,629	*,e	TRI Pointe Homes, Inc	258,056
48,645	*	Tumi Holdings, Inc	974,359
7,320	*	UCP, Inc (Class A)	106,652
16,024	*	Unifi, Inc	371,597
15,184	*	Universal Electronics, Inc	542,676
21,902	*,e	Vera Bradley, Inc	526,086
11,380	*	Vince Holding Corp	265,837
6,460	*	WCI Communities, Inc	120,931
5,740		Weyco Group, Inc	151,651
13,132	*	William Lyon Homes, Inc	316,087
101,338		Wolverine World Wide, Inc	2,827,330
30,442	*	Zagg, Inc	128,465
		TOTAL CONSUMER DURABLES & APPAREL	51,854,412

CONSUMER SERVICES - 3.8%
17,975	*	American Public Education, Inc	760,882
14,430	*	Ascent Media Corp (Series A)	1,032,466
25,121	*,e	BJ’s Restaurants, Inc	712,432
56,412	*	Bloomin’ Brands, Inc	1,295,784
27,592		Bob Evans Farms, Inc	1,386,498
68,202	*	Boyd Gaming Corp	720,213
22,076	*	Bravo Brio Restaurant Group, Inc	329,815
216

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,677	*	Bridgepoint Education, Inc	$341,986
12,518	*	Bright Horizons Family Solutions	460,036
18,962	*	Buffalo Wild Wings, Inc	2,689,949
41,835	*,e	Caesars Entertainment Corp	920,788
11,200		Capella Education Co	698,768
54,608	*	Career Education Corp	297,068
15,391		Carriage Services, Inc	329,367
24,423	*	Carrols Restaurant Group, Inc	148,736
20,017		CBRL Group, Inc	1,981,883
18,237		CEC Entertainment, Inc	984,069
53,782		Cheesecake Factory	2,395,450
14,069		Churchill Downs, Inc	1,253,689
15,964	*	Chuy’s Holdings, Inc	576,620
20,480		ClubCorp Holdings, Inc	370,893
80,249	*,e	Corinthian Colleges, Inc	117,966
10,642	*	Del Frisco’s Restaurant Group, Inc	244,766
91,605	*	Denny’s Corp	628,410
18,870	*	Diamond Resorts International, Inc	330,225
16,743		DineEquity, Inc	1,302,773
9,480	*	Diversified Restaurant Holdings, Inc	48,158
24,131	*,e	Education Management Corp	167,228
7,280		Einstein Noah Restaurant Group, Inc	111,093
22,469	*	Fiesta Restaurant Group, Inc	965,493
46,051	*	Grand Canyon Education, Inc	2,017,955
55,249		Hillenbrand, Inc	1,495,590
20,770	*	Houghton Mifflin Harcourt Co	399,615
6,775	*,e	Ignite Restaurant Group, Inc	82,384
28,814		International Speedway Corp (Class A)	967,286
39,609		Interval Leisure Group, Inc	1,045,678
19,018	*	Isle of Capri Casinos, Inc	181,812
23,697	*,e	ITT Educational Services, Inc	696,692
44,784	*	Jack in the Box, Inc	2,264,727
19,322	*	Jamba, Inc	246,742
4,080	*	JTH Holding, Inc	106,814
27,752	*,e	K12, Inc	609,156
66,528	*	Krispy Kreme Doughnuts, Inc	1,147,608
43,518	*,e	Life Time Fitness, Inc	1,791,201
60,329	*,e	LifeLock, Inc	1,231,315
21,676		Lincoln Educational Services Corp	94,724
19,848	*	Luby’s, Inc	129,607
21,313		Marcus Corp	278,348
29,428	*	Marriott Vacations Worldwide Corp	1,409,013
28,043		Matthews International Corp (Class A)	1,192,388
9,969	*	Monarch Casino & Resort, Inc	192,103
28,585	*	Morgans Hotel Group Co	221,820
30,059	*	Multimedia Games, Inc	954,674
2,830	*	Nathan’s Famous, Inc	138,472
6,810	*,e	Noodles & Co	247,544
95,805	*	Orient-Express Hotels Ltd (Class A)	1,356,599
32,818		Papa John’s International, Inc	1,579,530
58,761	*	Pinnacle Entertainment, Inc	1,283,928
24,425	*	Popeyes Louisiana Kitchen, Inc	983,106
217

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,540	*,e	Potbelly Corp	$193,602
13,942	*	Red Robin Gourmet Burgers, Inc	898,283
48,223		Regis Corp	594,590
61,842	*	Ruby Tuesday, Inc	346,315
37,817		Ruth’s Chris Steak House, Inc	495,025
46,833	*	Scientific Games Corp (Class A)	659,409
57,193	*	Sonic Corp	1,017,463
69,374		Sotheby’s (Class A)	3,324,402
11,757		Speedway Motorsports, Inc	225,264
1,468	*	Steak N Shake Co	641,457
14,939	*	Steiner Leisure Ltd	732,160
11,052	*	Strayer Education, Inc	386,378
62,077		Texas Roadhouse, Inc (Class A)	1,505,367
25,743		Town Sports International Holdings, Inc	280,856
22,688		Universal Technical Institute, Inc	267,038
36,566		Vail Resorts, Inc	2,491,973
		TOTAL CONSUMER SERVICES	62,009,517

DIVERSIFIED FINANCIALS - 4.1%
224,514		Apollo Investment Corp	1,894,898
128,946		BGC Partners, Inc (Class A)	829,123
73,505		BlackRock Kelso Capital Corp	682,861
20,490		Calamos Asset Management, Inc (Class A)	235,020
1,163		California First National Bancorp	17,212
14,107		Capital Southwest Corp	482,036
3,950		Capitala Finance Corp	78,131
29,441	e	Cash America International, Inc	1,081,368
18,737	e	Cohen & Steers, Inc	675,844
18,604	*	Consumer Portfolio Services, Inc	158,320
93,916	*	Cowen Group, Inc	383,177
7,470	*	Credit Acceptance Corp	1,039,675
5,349		Deerfield Capital Corp	42,471
2,795		Diamond Hill Investment Group, Inc	320,139
40,963	*	Dollar Financial Corp	308,042
25,145	*,e	Encore Capital Group, Inc	1,196,651
32,013		Evercore Partners, Inc (Class A)	1,787,606
54,619	*	Ezcorp, Inc (Class A)	599,717
9,521	*	FBR Capital Markets Corp	230,979
15,352	e	Fidus Investment Corp	318,861
137,269	*	Fifth Street Finance Corp	1,291,701
49,336		Financial Engines, Inc	3,005,549
29,686	*	First Cash Financial Services, Inc	1,458,770
12,008	*,e	First Marblehead Corp	71,568
10,794		Firsthand Technology Value Fund, Inc	258,624
16,371		Friedman Billings Ramsey Group, Inc (Class A)	429,739
35,927	e	FXCM, Inc	615,789
11,047	e	Gain Capital Holdings, Inc	98,208
6,400		GAMCO Investors, Inc (Class A)	517,056
5,343	e	Garrison Capital, Inc	76,619
76,197		GFI Group, Inc	289,549
21,705		Gladstone Capital Corp	214,228
31,584		Gladstone Investment Corp	256,778
218

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,122	e	Golub Capital BDC, Inc	$697,633
25,675	*	Green Dot Corp	578,201
28,293	e	Greenhill & Co, Inc	1,469,821
21,937	*,e	GSV Capital Corp	292,859
61,329	e	Hercules Technology Growth Capital, Inc	972,678
33,886		HFF, Inc (Class A)	1,002,348
8,241		Horizon Technology Finance Corp	119,247
15,303	*	Imperial Holdings, Inc	94,573
16,182	*	International Assets Holding Corp	285,451
37,614	*	Internet Capital Group, Inc	714,290
37,263	*	Investment Technology Group, Inc	614,840
54,000	e	iShares Russell 2000 Index Fund	6,056,640
150,686		Janus Capital Group, Inc	1,656,039
12,000	*	JGWPT Holdings, Inc	204,000
13,025		JMP Group, Inc	96,906
33,315	e	KCAP Financial, Inc	265,521
71,072	*	KCG Holdings, Inc	786,056
110,884	*	Ladenburg Thalmann Financial Services, Inc	266,122
39,514	e	Main Street Capital Corp	1,338,734
15,130		Manning & Napier, Inc	253,428
6,820	*	Marcus & Millichap, Inc	113,689
38,129		MarketAxess Holdings, Inc	2,392,213
8,576		Marlin Business Services Corp	217,573
74,485		MCG Capital Corp	332,948
22,188		Medallion Financial Corp	295,766
41,441		Medley Capital Corp	571,471
22,746		MVC Capital, Inc	324,131
22,857		Nelnet, Inc (Class A)	851,423
45,345		New Mountain Finance Corp	670,199
23,318	*	NewStar Financial, Inc	366,792
19,657		NGP Capital Resources Co	145,462
10,213		Nicholas Financial, Inc	161,161
10,059		Oppenheimer Holdings, Inc	236,185
15,491		PennantPark Floating Rate Capital Ltd	216,099
65,717		PennantPark Investment Corp	743,916
57,194	*	PHH Corp	1,388,098
24,302	*	Pico Holdings, Inc	572,798
16,142	*	Piper Jaffray Cos	634,058
51,678	*	Portfolio Recovery Associates, Inc	2,595,269
281,105	e	Prospect Capital Corp	3,055,611
13,706		Pzena Investment Management, Inc (Class A)	144,735
1,880	e	RCS Capital Corp (Class A)	39,969
5,332	*	Regional Management Corp	177,182
10,743		Resource America, Inc (Class A)	94,324
22,336	*	Safeguard Scientifics, Inc	409,419
5,170		Silvercrest Asset Management Group, Inc	81,686
46,151		Solar Capital Ltd	1,021,322
11,439		Solar Senior Capital Ltd	206,703
23,980	*	Springleaf Holdings, Inc	574,561
12,261	e	Stellus Capital Investment Corp	181,340
64,128	*	Stifel Financial Corp	2,895,379
33,164	*	SWS Group, Inc	254,700
219

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,354		TCP Capital Corp	$612,331
34,373		THL Credit, Inc	543,781
54,063	e	TICC Capital Corp	548,739
28,310		Triangle Capital Corp	763,238
6,848	*	Virtus Investment Partners, Inc	1,248,117
37,647	*	Walter Investment Management Corp	1,161,033
7,310		Westwood Holdings Group, Inc	417,913
7,678		WhiteHorse Finance, Inc	113,634
102,180	*	WisdomTree Investments, Inc	1,442,782
8,992	*,e	World Acceptance Corp	860,444
		TOTAL DIVERSIFIED FINANCIALS	68,389,890

ENERGY - 5.3%
89,716	*	Abraxas Petroleum Corp	284,400
2,054		Adams Resources & Energy, Inc	136,632
25,039		Alon USA Energy, Inc	393,363
221,515	*,e	Alpha Natural Resources, Inc	1,258,205
25,464	*,e	Amyris Biotechnologies, Inc	107,713
7,548	*,e	APCO Argentina, Inc	106,351
36,141	*,e	Approach Resources, Inc	726,073
215,597	e	Arch Coal, Inc	914,131
17,260	*	Athlon Energy, Inc	526,430
30,237	*	Basic Energy Services, Inc	517,960
49,897	*,e	Bill Barrett Corp	1,397,615
7,084		Bolt Technology Corp	153,510
29,932	*	Bonanza Creek Energy, Inc	1,218,532
113,164	*,e	BPZ Energy, Inc	226,328
36,881		Bristow Group, Inc	2,647,687
45,090	*,e	C&J Energy Services, Inc	1,054,204
94,955	*,e	Cal Dive International, Inc	155,726
42,230	*	Callon Petroleum Co	285,052
20,034	e	CARBO Ceramics, Inc	2,306,314
45,891	*	Carrizo Oil & Gas, Inc	1,886,120
6,154	*	Clayton Williams Energy, Inc	424,749
67,410	*,e	Clean Energy Fuels Corp	804,201
60,260	*	Cloud Peak Energy, Inc	1,128,670
48,823		Comstock Resources, Inc	837,314
15,606		Contango Oil & Gas Co	654,828
48,084		Crosstex Energy, Inc	1,803,150
9,422	*	Dawson Geophysical Co	304,990
37,049		Delek US Holdings, Inc	1,122,585
19,338	*	Diamondback Energy, Inc	1,005,189
54,635	*	Emerald Oil, Inc	419,050
46,225	*,e	Endeavour International Corp	304,623
73,962		Energy XXI Bermuda Ltd	1,697,428
30,809	*	EPL Oil & Gas, Inc	827,838
36,558		Equal Energy Ltd	193,026
20,184	*	Era Group, Inc	591,189
19,447		Evolution Petroleum Corp	255,922
171,868	e	EXCO Resources, Inc	881,683
58,290	*	Exterran Holdings, Inc	2,024,995
120,876	*	Forest Oil Corp	368,672
220

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

39,930	*	Forum Energy Technologies, Inc	$1,003,042
54,700	*,e	Frontline Ltd	225,911
61,379	*,e	FX Energy, Inc	219,737
30,330		GasLog Ltd	635,717
54,908	*	Gastar Exploration Ltd	327,252
13,279	*,e	Geospace Technologies Corp	1,055,946
23,566	*	Global Geophysical Services, Inc	34,878
30,654	*,e	Goodrich Petroleum Corp	527,862
25,700	e	Green Plains Renewable Energy, Inc	572,596
14,310		Gulf Island Fabrication, Inc	289,921
27,084		Gulfmark Offshore, Inc	1,152,695
238,638	*,e	Halcon Resources Corp	804,210
7,359		Hallador Petroleum Co	56,370
106,305	*	Helix Energy Solutions Group, Inc	2,167,559
164,100	*	Hercules Offshore, Inc	817,218
36,000	*	Hornbeck Offshore Services, Inc	1,537,560
131,975	*	ION Geophysical Corp	399,884
753	*,e	Isramco, Inc	95,029
14,010	*	Jones Energy, Inc (Class A)	219,677
149,173	*	Key Energy Services, Inc	1,087,471
43,682	*,e	KiOR, Inc (Class A)	51,982
30,482	e	Knightsbridge Tankers Ltd	287,140
266,268	*	Kodiak Oil & Gas Corp	2,825,103
33,018	*,e,m	L&L Energy, Inc	55,470
175,474	*,e	Magnum Hunter Resources Corp	1,465,208
58,641	*	Matador Resources Co	1,139,981
25,964	*	Matrix Service Co	682,334
37,164	*,e	Midstates Petroleum Co, Inc	173,556
30,208	*,e	Miller Petroleum, Inc	238,341
12,734	*	Mitcham Industries, Inc	192,283
12,246	*	Natural Gas Services Group, Inc	353,909
87,008	*	Newpark Resources, Inc	988,411
74,802	e	Nordic American Tanker Shipping	818,334
65,407	*,e	Northern Oil And Gas, Inc	951,018
14,117	*,e	Nuverra Environmental Solutions, Inc	204,132
6,899		Panhandle Oil and Gas, Inc (Class A)	266,715
118,120	*	Parker Drilling Co	878,813
36,038	*	PDC Energy, Inc	1,796,855
56,704	*,e	Penn Virginia Corp	679,881
61,120	*	Petroquest Energy, Inc	235,923
11,994	*	PHI, Inc	441,739
64,133	*	Pioneer Energy Services Corp	537,435
120,902	*,e	Quicksilver Resources, Inc	376,005
20,416	*,e	Renewable Energy Group, Inc	204,364
66,913	*,e	Resolute Energy Corp	534,635
44,019	*	Rex Energy Corp	829,318
6,220	*	Rex Stores Corp	254,771
12,517	*	RigNet, Inc	583,918
61,543	*	Rosetta Resources, Inc	2,622,347
37,317	*,e	Sanchez Energy Corp	1,025,844
186,724		Scorpio Tankers, Inc	1,867,240
20,304		SEACOR Holdings, Inc	1,709,191
221

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,534		SemGroup Corp	$2,626,900
57,232	e	Ship Finance International Ltd	979,812
48,097	*,e	Solazyme, Inc	623,818
50,039	*	Stone Energy Corp	1,548,707
43,634	*,e	Swift Energy Co	540,189
50,862	*	Synergy Resources Corp	439,448
33,496		Targa Resources Investments, Inc	3,024,354
61,582	e	Teekay Tankers Ltd (Class A)	209,379
30,795	*	Tesco Corp	650,390
77,038	*	Tetra Technologies, Inc	795,032
13,271		TGC Industries, Inc	86,394
66,541	*,e	Triangle Petroleum Corp	506,377
81,015	*,e	Uranium Energy Corp	140,156
143,671	*,e	Ur-Energy, Inc	195,393
59,928	*	Vaalco Energy, Inc	360,767
214,691	*,e	Vantage Drilling Co	349,946
34,661		W&T Offshore, Inc	496,345
85,880	*	Warren Resources, Inc	289,416
54,765	e	Western Refining, Inc	2,141,859
12,191	*	Westmoreland Coal Co	264,667
39,572	*	Willbros Group, Inc	330,426
32,742	*,e	ZaZa Energy Corp	32,742
		TOTAL ENERGY	87,087,696

FOOD & STAPLES RETAILING - 1.2%
19,050		Andersons, Inc	1,576,197
964		Arden Group, Inc (Class A)	121,657
38,803		Casey’s General Stores, Inc	2,664,602
17,635	*	Chefs’ Warehouse Holdings, Inc	416,362
17,507	*,e	Fairway Group Holdings Corp	205,707
13,576		Ingles Markets, Inc (Class A)	368,996
8,850	*,e	Natural Grocers by Vitamin C	336,035
23,305	*	Pantry, Inc	340,486
19,127		Pricesmart, Inc	1,738,644
739,998	*	Rite Aid Corp	4,106,989
24,539	e	Roundy’s, Inc	208,091
36,604		Spartan Stores, Inc	826,884
206,903	*,e	Supervalu, Inc	1,195,899
18,467	*	Susser Holdings Corp	1,126,118
49,615	*	United Natural Foods, Inc	3,352,485
6,310		Village Super Market (Class A)	183,243
11,106		Weis Markets, Inc	546,637
		TOTAL FOOD & STAPLES RETAILING	19,315,032

FOOD, BEVERAGE & TOBACCO - 2.0%
2,538		Alico, Inc	92,688
86,738	*	Alliance One International, Inc	222,917
14,472	*,e	Annie’s, Inc	580,617
53,861		B&G Foods, Inc (Class A)	1,765,025
8,387	*	Boston Beer Co, Inc (Class A)	1,747,096
60,857	*	Boulder Brands, Inc	872,689
13,115		Calavo Growers, Inc	398,434
222

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,093		Cal-Maine Foods, Inc	$760,385
48,465	*	Chiquita Brands International, Inc	512,760
5,294		Coca-Cola Bottling Co Consolidated	361,474
13,395	*	Craft Brewers Alliance, Inc	202,532
158,976	*	Darling International, Inc	3,109,571
22,506	*,e	Diamond Foods, Inc	593,258
6,962	*	Farmer Bros Co	150,588
39,270		Fresh Del Monte Produce, Inc	1,039,084
1,918		Griffin Land & Nurseries, Inc (Class A)	58,691
39,214	*	Hain Celestial Group, Inc	3,603,374
14,550	*	Inventure Foods, Inc	182,311
15,256		J&J Snack Foods Corp	1,344,054
8,366		John B. Sanfilippo & Son, Inc	193,673
18,902		Lancaster Colony Corp	1,642,962
48,673		Lance, Inc	1,300,056
3,949	e	Lifeway Foods, Inc	55,444
11,368		Limoneira Co	236,113
10,036		National Beverage Corp	208,046
20,184	*	Omega Protein Corp	204,464
60,142	*	Pilgrim’s Pride Corp	1,006,176
33,479	*	Post Holdings, Inc	1,792,131
23,384		Sanderson Farms, Inc	1,738,600
300		Seaboard Corp	765,000
8,066	*	Seneca Foods Corp	234,479
12,572	*,e	Synutra International, Inc	91,273
20,285	e	Tootsie Roll Industries, Inc	615,447
36,923	*	TreeHouse Foods, Inc	2,431,010
23,885	e	Universal Corp	1,225,778
63,016	e	Vector Group Ltd	1,125,466
		TOTAL FOOD, BEVERAGE & TOBACCO	32,463,666

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
22,718	e	Abaxis, Inc	867,146
38,847	*,e	Abiomed, Inc	1,067,904
35,519	*	Acadia Healthcare Co, Inc	1,812,890
61,957	*,e	Accretive Health, Inc	570,624
75,446	*,e	Accuray, Inc	803,500
6,009	*	Addus HomeCare Corp	142,053
39,333		Air Methods Corp	2,022,896
74,009	*	Align Technology, Inc	4,397,615
5,918	*	Alliance HealthCare Services, Inc	169,847
8,590		Almost Family, Inc	261,222
54,502	*	Alphatec Holdings, Inc	118,269
32,945	*	Amedisys, Inc	497,140
46,203	*	AMN Healthcare Services, Inc	698,127
32,520	*	Amsurg Corp	1,357,710
12,608		Analogic Corp	1,205,955
26,207	*	Angiodynamics, Inc	416,953
12,095	*	Anika Therapeutics, Inc	402,401
111,067	*	Antares Pharma, Inc	530,900
28,777	*	Arthrocare Corp	1,305,900
37,451	*,e	athenahealth, Inc	5,520,277
223

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,518	*	AtriCure, Inc	$420,619
1,431		Atrion Corp	382,335
34,359	*,e	Biolase Technology, Inc	83,149
25,603	*,e	Bio-Reference Labs, Inc	688,465
60,496	*	BioScrip, Inc	514,821
33,632		Cantel Medical Corp	1,066,134
28,362	*	Capital Senior Living Corp	637,294
24,415	*	Cardiovascular Systems, Inc	828,157
55,088	*	Centene Corp	3,338,333
73,596	*,e	Cerus Corp	454,087
17,980	e	Chemed Corp	1,418,982
10,519	*	Chindex International, Inc	173,143
11,157		Computer Programs & Systems, Inc	745,511
28,200		Conmed Corp	1,182,990
11,692	*	Corvel Corp	553,733
28,150	*	Cross Country Healthcare, Inc	304,020
27,189		CryoLife, Inc	293,369
15,385	*	Cutera, Inc	146,158
27,646	*	Cyberonics, Inc	1,846,753
20,274	*	Cynosure, Inc (Class A)	543,951
11,994	*	Derma Sciences, Inc	157,601
71,381	*	DexCom, Inc	2,888,075
40,070	*	Emeritus Corp	883,544
64,129	*	Endologix, Inc	1,026,064
19,670		Ensign Group, Inc	824,566
9,159	*	Exactech, Inc	204,063
30,915	*	ExamWorks Group, Inc	951,873
48,477	*	Five Star Quality Care, Inc	263,230
37,394	*	GenMark Diagnostics, Inc	483,130
32,995	*	Gentiva Health Services, Inc	374,823
55,928	*,e	Globus Medical, Inc	1,308,715
24,358	*	Greatbatch, Inc	1,035,459
51,311	*	Haemonetics Corp	1,944,174
35,029	*	Hanger Orthopedic Group, Inc	1,184,331
87,266		Healthsouth Corp	2,715,718
20,098	*	HealthStream, Inc	583,244
35,181	*	Healthways, Inc	538,621
16,477	*	HeartWare International, Inc	1,634,683
88,859	*	HMS Holdings Corp	2,046,423
13,461	*	ICU Medical, Inc	868,369
53,843	*	Insulet Corp	2,315,249
22,894	*	Integra LifeSciences Holdings Corp	1,063,655
31,650		Invacare Corp	638,697
17,296	*	IPC The Hospitalist Co, Inc	923,260
53,872		Kindred Healthcare, Inc	1,020,336
9,721		Landauer, Inc	448,819
5,690	*,e	LDR Holding Corp	150,330
13,468	*	LHC Group, Inc	308,956
27,321	*	Magellan Health Services, Inc	1,634,615
49,776		Masimo Corp	1,455,948
62,297	*	MedAssets, Inc	1,373,026
12,776	*	Medical Action Industries, Inc	94,798
224

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,786	*	Medidata Solutions, Inc	$3,393,896
81,597	*	Merge Healthcare, Inc	175,434
40,845	e	Meridian Bioscience, Inc	930,449
42,741	*	Merit Medical Systems, Inc	614,188
27,768	*	Molina Healthcare, Inc	999,648
13,086	*	MWI Veterinary Supply, Inc	2,437,398
11,068		National Healthcare Corp	575,536
8,654	*	National Research Corp	129,810
31,271	*	Natus Medical, Inc	809,606
36,034	*	Neogen Corp	1,514,149
44,260	*	NuVasive, Inc	1,657,094
59,593	*	NxStage Medical, Inc	771,729
34,445	*	Omnicell, Inc	889,370
53,551	*	OraSure Technologies, Inc	314,344
19,941	*	Orthofix International NV	409,788
63,596	e	Owens & Minor, Inc	2,202,965
6,100	*	Oxford Immunotec Global plc	129,198
30,982	*	PharMerica Corp	754,102
16,984	*,e	PhotoMedex, Inc	236,247
10,411	*	Providence Service Corp	274,746
40,883		Quality Systems, Inc	752,656
28,739	*,e	Quidel Corp	849,525
42,300	*,e	Rockwell Medical Technologies, Inc	433,998
56,330	*	RTI Biologics, Inc	174,623
49,120		Select Medical Holdings Corp	530,496
19,425	*	Skilled Healthcare Group, Inc (Class A)	88,772
41,285	*	Spectranetics Corp	1,074,236
37,879	*	Staar Surgical Co	621,973
59,963		STERIS Corp	2,751,702
11,120	*	Surgical Care Affiliates, Inc	356,841
13,596	*	SurModics, Inc	331,470
35,568	*	Symmetry Medical, Inc	345,721
9,100	*	Tandem Diabetes Care, Inc	235,235
70,042	*	Team Health Holdings, Inc	3,023,013
27,817	*,e	TearLab Corp	186,096
58,422	*	Thoratec Corp	2,041,265
26,691	*	Tornier BV	485,509
24,877	*	Triple-S Management Corp (Class B)	443,806
103,166	*,e	Unilife Corp	481,785
41,553		Universal American Corp	292,949
12,507		US Physical Therapy, Inc	394,096
957	*,e	USMD Holdings, Inc	17,025
2,934		Utah Medical Products, Inc	156,089
16,341	*	Vascular Solutions, Inc	384,994
4,990	*	Veracyte, Inc	73,104
22,701	*	Vocera Communications, Inc	396,586
54,882	*,e	Volcano Corp	1,151,973
44,556	*	WellCare Health Plans, Inc	2,901,041
70,398		West Pharmaceutical Services, Inc	3,340,385
40,888	*	Wright Medical Group, Inc	1,243,404
18,620	*,e	Zeltiq Aesthetics, Inc	381,524
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	118,297,317
225

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
46,203	*	Central Garden and Pet Co (Class A)	$288,307
26,883	*	Elizabeth Arden, Inc	729,067
21,799		Female Health Co	164,364
32,331	*	Harbinger Group, Inc	384,092
16,636		Inter Parfums, Inc	541,335
108,833	*,e	Lifevantage Corp	133,865
14,528	*	Medifast, Inc	385,428
9,628		Nature’s Sunshine Products, Inc	156,648
7,732		Nutraceutical International Corp	193,609
6,112		Oil-Dri Corp of America	209,947
6,220		Orchids Paper Products Co	193,753
11,313	*	Revlon, Inc (Class A)	265,629
21,645		Spectrum Brands, Inc	1,628,786
200,478	*,e	Star Scientific, Inc	137,408
6,126	*,e	USANA Health Sciences, Inc	366,764
15,984		WD-40 Co	1,098,580
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,877,582

INSURANCE - 2.3%
46,216	*	AMBAC Financial Group, Inc	1,083,303
64,398		American Equity Investment Life Holding Co	1,413,536
19,304		Amerisafe, Inc	798,607
31,780	e	Amtrust Financial Services, Inc	1,025,858
27,482		Argo Group International Holdings Ltd	1,236,415
8,176		Baldwin & Lyons, Inc (Class B)	204,073
6,180	*	Blue Capital Reinsurance Holdings Ltd	104,751
44,930	*	Citizens, Inc (Class A)	312,264
225,286		Conseco, Inc	3,816,345
27,319		Crawford & Co (Class B)	221,011
5,771		Donegal Group, Inc (Class A)	84,314
19,066	*	eHealth, Inc	1,018,696
4,459		EMC Insurance Group, Inc	122,533
31,037		Employers Holdings, Inc	762,579
9,628	*	Enstar Group Ltd	1,193,487
8,788		FBL Financial Group, Inc (Class A)	339,481
109,202		First American Financial Corp	2,830,516
4,030	*	Fortegra Financial Corp	29,701
29,632	*	Greenlight Capital Re Ltd (Class A)	952,076
10,514	*	Hallmark Financial Services	92,628
9,841	e	HCI Group, Inc	418,538
4,860	*,e	Health Insurance Innovations, Inc	57,299
63,790	*	Hilltop Holdings, Inc	1,517,564
40,001		Horace Mann Educators Corp	1,116,028
6,381		Independence Holding Co	81,868
12,186		Infinity Property & Casualty Corp	860,332
1,161		Investors Title Co	93,019
4,041		Kansas City Life Insurance Co	190,614
52,249		Maiden Holdings Ltd	573,694
55,993		Meadowbrook Insurance Group, Inc	339,318
45,275		Montpelier Re Holdings Ltd	1,261,814
226

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,376		National Interstate Corp	$143,906
2,291		National Western Life Insurance Co (Class A)	499,782
10,794	*	Navigators Group, Inc	643,646
24,495		OneBeacon Insurance Group Ltd (Class A)	344,400
6,604	*	Phoenix Cos, Inc	311,048
29,851		Platinum Underwriters Holdings Ltd	1,696,731
58,085		Primerica, Inc	2,447,121
43,196		RLI Corp	1,799,545
13,258		Safety Insurance Group, Inc	716,993
57,088		Selective Insurance Group, Inc	1,342,710
13,234		State Auto Financial Corp	253,828
21,352		Stewart Information Services Corp	694,154
83,173		Symetra Financial Corp	1,592,763
24,120	*	Third Point Reinsurance Ltd	385,196
55,299	e	Tower Group International Ltd	138,248
7,823	*	United America Indemnity Ltd	191,742
20,772		United Fire & Casualty Co	521,377
27,460		Universal Insurance Holdings, Inc	306,179
		TOTAL INSURANCE	38,181,631

MATERIALS - 4.8%
30,406		A. Schulman, Inc	1,032,892
11,421	*	Advanced Emissions Solutions, Inc	570,251
5,127	*	AEP Industries, Inc	225,793
138,500	*,e	AK Steel Holding Corp	979,195
106,243	*,e	Allied Nevada Gold Corp	521,653
28,449		AMCOL International Corp	969,257
5,888	*	American Pacific Corp	273,380
28,715		American Vanguard Corp	667,337
22,649	*	Arabian American Development Co	258,199
70,182		Axiall Corp	2,800,262
30,109		Balchem Corp	1,641,543
54,595	*	Berry Plastics Group, Inc	1,217,468
12,703	*	Boise Cascade Co	387,314
21,180		Brush Engineered Materials, Inc	562,753
54,872	*	Calgon Carbon Corp	1,114,450
18,100	*	Castle (A.M.) & Co	248,332
52,773	*	Century Aluminum Co	615,861
6,705		Chase Corp	212,012
100,470	*	Chemtura	2,519,788
20,847	*	Clearwater Paper Corp	1,187,237
102,687	*	Coeur d’Alene Mines Corp	1,042,273
119,343		Commercial Metals Co	2,274,678
11,268		Deltic Timber Corp	724,645
72,030	*	Ferro Corp	906,137
48,962	*,e	Flotek Industries, Inc	1,053,173
22,615		FutureFuel Corp	369,981
57,704	*,e	General Moly, Inc	74,438
43,558		Glatfelter	1,349,862
64,940		Globe Specialty Metals, Inc	1,135,151
42,708	e	Gold Resource Corp	196,884
198,841	*	Graphic Packaging Holding Co	1,888,989
227

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,246		H.B. Fuller Co	$2,387,039
8,881		Hawkins, Inc	312,700
12,435		Haynes International, Inc	635,926
74,166	*	Headwaters, Inc	824,726
326,236	e	Hecla Mining Co	988,495
50,191	*	Horsehead Holding Corp	768,926
22,556		Innophos Holdings, Inc	1,052,689
24,158		Innospec, Inc	1,034,929
54,862	e	Intrepid Potash, Inc	806,471
19,157		Kaiser Aluminum Corp	1,337,350
82,434		Kapstone Paper and Packaging Corp	2,305,679
7,660		KMG Chemicals, Inc	119,956
21,345		Koppers Holdings, Inc	843,127
32,141	*	Kraton Polymers LLC	803,846
27,937	*	Landec Corp	300,323
139,335	*	Louisiana-Pacific Corp	2,442,543
19,062	*	LSB Industries, Inc	631,143
5,120	*,e	Marrone Bio Innovations, Inc	81,357
121,880	*,e	Midway Gold Corp	126,755
35,505		Minerals Technologies, Inc	1,834,898
147,279	*,e	Molycorp, Inc	714,303
28,719		Myers Industries, Inc	549,969
15,835		Neenah Paper, Inc	687,872
36,616		Noranda Aluminium Holding Corp	119,368
81,314	e	Olin Corp	2,090,583
9,540		Olympic Steel, Inc	264,163
32,555	*	OM Group, Inc	1,052,829
45,890	*	Omnova Solutions, Inc	414,846
142,906	*,e	Paramount Gold and Silver Corp	170,058
7,971	*	Penford Corp	98,681
100,248		PolyOne Corp	3,564,819
13,037		Quaker Chemical Corp	900,987
224,524		Rentech, Inc	401,898
70,974	*	Resolute Forest Products	1,369,798
30,777	*	RTI International Metals, Inc	957,780
25,664		Schnitzer Steel Industries, Inc (Class A)	678,043
31,462		Schweitzer-Mauduit International, Inc	1,451,342
51,009		Sensient Technologies Corp	2,495,360
19,223		Stepan Co	1,218,546
120,952	*	Stillwater Mining Co	1,516,738
70,356	*	SunCoke Energy, Inc	1,560,496
15,180	*	Taminco Corp	305,270
21,914	*	Texas Industries, Inc	1,648,371
25,842		Tredegar Corp	640,623
4,330	*	UFP Technologies, Inc	110,935
1,928	*	United States Lime & Minerals, Inc	105,172
6,753	*	Universal Stainless & Alloy	214,340
15,197	*	US Concrete, Inc	344,364
21,348	e	US Silica Holdings Inc	632,328
63,839	e	Walter Energy, Inc	725,211
48,790		Wausau Paper Corp	666,471
4,012	*	WHX Corp	78,314
228

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,965		Worthington Industries, Inc	$2,187,741
23,463		Zep, Inc	376,347
28,849	*	Zoltek Cos, Inc	481,778
		TOTAL MATERIALS	79,455,810

MEDIA - 1.4%
18,709		AH Belo Corp (Class A)	149,485
3,123		Beasley Broadcasting Group, Inc	28,544
23,371	*	Carmike Cinemas, Inc	633,588
75,778	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	225,061
28,903	*	Crown Media Holdings, Inc (Class A)	88,443
90,617	*	Cumulus Media, Inc (Class A)	606,228
634	*	Daily Journal Corp	101,503
16,958	*,e	Dex Media, Inc	102,765
24,655	*,e	Digital Generation, Inc	332,842
25,805	*	Entercom Communications Corp (Class A)	243,341
57,011		Entravision Communications Corp (Class A)	343,776
31,664	*	EW Scripps Co (Class A)	582,934
14,661	*	Global Sources Ltd	96,763
51,751	*	Gray Television, Inc	588,926
47,263		Harte-Hanks, Inc	323,752
7,622	*,e	Hemisphere Media Group, Inc	87,653
45,877	*	Journal Communications, Inc (Class A)	365,640
141,913	*	Live Nation, Inc	3,018,489
13,422		Loral Space & Communications, Inc	997,926
25,970	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	103,620
59,738	*,e	McClatchy Co (Class A)	272,405
39,236		MDC Partners, Inc	942,841
19,340	*,e	Media General, Inc (Class A)	344,832
35,756		Meredith Corp	1,636,910
60,025		National CineMedia, Inc	1,121,267
129,777		New York Times Co (Class A)	1,835,047
29,505		Nexstar Broadcasting Group, Inc (Class A)	1,417,715
10,348	*,e	ReachLocal, Inc	134,317
12,722	*	Reading International, Inc	94,652
10,994	*	Rentrak Corp	627,538
4,773		Saga Communications, Inc	235,500
10,350		Salem Communications	89,010
27,533		Scholastic Corp	908,314
19,790	*,e	SFX Entertainment, Inc	184,047
68,957		Sinclair Broadcast Group, Inc (Class A)	2,166,629
39,231	e	Valassis Communications, Inc	1,333,854
29,314		World Wrestling Entertainment, Inc (Class A)	709,106
		TOTAL MEDIA	23,075,263

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
71,128	*,e	Acadia Pharmaceuticals, Inc	1,657,282
12,814	*,e	Accelerate Diagnostics, Inc	176,705
6,350	*	Acceleron Pharma, Inc	294,322
25,848	*,e	AcelRx Pharmaceuticals, Inc	295,184
105,673	*,e	Achillion Pharmaceuticals, Inc	349,778
40,583	*	Acorda Therapeutics, Inc	1,191,111
229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,968	*	Aegerion Pharmaceuticals, Inc	$1,737,501
7,640	*	Aerie Pharmaceuticals, Inc	141,034
74,627	*,e	Affymetrix, Inc	700,748
6,450	*,e	Agios Pharmaceuticals, Inc	170,602
59,588	*	Akorn, Inc	1,352,648
25,234	*	Albany Molecular Research, Inc	270,004
20,606	*,e	Alimera Sciences, Inc	131,260
58,730	*	Alnylam Pharmaceuticals, Inc	4,913,352
22,812	*	AMAG Pharmaceuticals, Inc	489,774
34,590	*	Amicus Therapeutics, Inc	94,431
30,327	*,e	Ampio Pharmaceuticals, Inc	258,386
25,366	*,e	Anacor Pharmaceuticals, Inc	482,969
6,170	*,e	Aratana Therapeutics, Inc	132,717
222,633	*,e	Arena Pharmaceuticals, Inc	1,411,493
56,735	*	Arqule, Inc	129,923
123,972	*	Array Biopharma, Inc	596,305
49,321	*	Auxilium Pharmaceuticals, Inc	1,261,631
143,709	*	AVANIR Pharmaceuticals, Inc	538,909
55,670	*	AVEO Pharmaceuticals, Inc	91,855
5,230	*,e	BIND Therapeutics, Inc	66,159
34,162	*,e	BioDelivery Sciences International, Inc	268,172
37,907	*,e	Biotime, Inc	141,014
6,430	*,e	Bluebird Bio, Inc	142,553
64,743	*	Cadence Pharmaceuticals, Inc	710,878
30,409	*	Cambrex Corp	570,777
141,498	*,e	Cell Therapeutics, Inc	451,379
89,998	*	Celldex Therapeutics, Inc	2,320,148
3,560	*,e	Cellular Dynamics International, Inc	56,640
19,031	*	Cempra, Inc	226,279
68,300	*,e	Cepheid, Inc	3,610,338
78,598	*,e	Chelsea Therapeutics International, Inc	349,761
23,376	*,e	ChemoCentryx, Inc	145,165
9,178	*	Chimerix, Inc	178,512
17,848	*	Clovis Oncology, Inc	1,160,655
5,590	*,e	Contatus Pharmaceuticals, Inc	59,086
48,945	*,e	Corcept Therapeutics, Inc	168,371
8,301	*	Cornerstone Therapeutics, Inc	78,693
27,798	*,e	Coronado Biosciences, Inc	75,611
94,291	*,e	Curis, Inc	266,844
29,228	*	Cytokinetics, Inc	226,517
63,974	*,e	Cytori Therapeutics, Inc	170,171
160,258	*,e	Dendreon Corp	447,120
55,924	*	Depomed, Inc	671,088
12,948	*,e	Durata Therapeutics, Inc	138,544
119,920	*	Dyax Corp	1,009,726
259,899	*	Dynavax Technologies Corp	452,224
27,802	*	Emergent Biosolutions, Inc	665,302
3,100	*	Enanta Pharmaceuticals, Inc	113,398
30,722	*,e	Endocyte, Inc	364,670
36,375		Enzon Pharmaceuticals, Inc	32,737
5,799	*,e	Epizyme, Inc	176,290
4,250	*,e	Esperion Thereapeutics, Inc	64,855
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

70,372	*,e	Exact Sciences Corp	$914,836
187,215	*,e	Exelixis, Inc	1,288,039
22,190	*	Fibrocell Science, Inc	109,175
5,550	*,e	Five Prime Therapeutics, Inc	81,363
25,678	*	Fluidigm Corp	1,158,591
8,325	*,m	Forest Laboratories, Inc CVR	7,909
6,800	*,e	Foundation Medicine, Inc	203,592
7,277	*	Furiex Pharmaceuticals Inc	337,362
102,456	*,e	Galena Biopharma, Inc	539,943
17,295	*,e	Genomic Health, Inc	520,925
131,049	*	Geron Corp	657,866
15,099	*,e	Golf Trust Of America, Inc	34,577
37,990	*,e	GTx, Inc	68,762
89,535	*,e	Halozyme Therapeutics, Inc	1,402,118
6,029	*	Harvard Apparatus Regenerative Technology, Inc	24,659
24,116	*	Harvard Bioscience, Inc	106,593
11,447		Hi-Tech Pharmacal Co, Inc	495,197
53,873	*,e	Horizon Pharma, Inc	531,188
9,467	*,e	Hyperion Therapeutics, Inc	265,833
104,451	*,e	Idenix Pharmaceuticals, Inc	732,201
84,923	*,e	Immunogen, Inc	1,272,996
71,525	*,e	Immunomedics, Inc	346,896
68,982	*	Impax Laboratories, Inc	1,596,243
47,123	*	Infinity Pharmaceuticals, Inc	605,531
34,736	*	Insmed, Inc	709,309
5,661	*	Insys Therapeutics, Inc	333,037
7,260	*	Intercept Pharmaceuticals, Inc	2,184,389
91,381	*	InterMune, Inc	1,219,936
11,200	*,e	Intrexon Corp	375,984
94,751	*,e	Ironwood Pharmaceuticals, Inc	1,314,196
113,274	*,e	Isis Pharmaceuticals, Inc	5,783,770
7,283	*	KaloBios Pharmaceuticals, Inc	22,723
7,730	*	Karyopharm Therapeutics, Inc	269,854
90,371	*,e	Keryx Biopharmaceuticals, Inc	1,389,906
11,645	*,e	KYTHERA Biopharmaceuticals, Inc	535,670
19,404	*	Lannett Co, Inc	685,349
226,265	*	Lexicon Pharmaceuticals, Inc	416,328
18,193	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,126,874
37,377	*	Luminex Corp	682,878
5,690	*	MacroGenics, Inc	226,519
148,171	*,e	MannKind Corp	803,087
63,579	*	Medicines Co	2,210,006
13,212	*,e	MEI Pharma, Inc	111,773
99,679	*,e	Merrimack Pharmaceuticals, Inc	523,315
91,332	*,e	MiMedx Group, Inc	716,043
47,015	*	Momenta Pharmaceuticals, Inc	841,568
57,217	*	Nanosphere, Inc	120,728
135,627	*,e	Navidea Biopharmceuticals, Inc	238,704
126,623	*	Nektar Therapeutics	1,722,073
39,124	*	NeoGenomics, Inc	156,496
68,681	*	Neurocrine Biosciences, Inc	1,173,758
17,377	*,e	NewLink Genetics Corp	643,297
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

190,658	*,e	Novavax, Inc	$1,037,180
102,065	*	NPS Pharmaceuticals, Inc	3,651,886
31,056	*,e	Omeros Corp	362,734
5,149	*,m	Omthera Pharmaceuticals, Inc	3,089
13,646	*	OncoGenex Pharmaceutical, Inc	147,377
4,450	*,e	OncoMed Pharmaceuticals, Inc	134,256
5,510	*,e	Onconova Therapeutics, Inc	83,311
8,770	*	Ophthotech Corp	270,905
193,319	*,e	Opko Health, Inc	1,533,020
102,398	*,e	Orexigen Therapeutics, Inc	696,306
15,845	*,e	Osiris Therapeutics, Inc	247,340
7,927	*,e	OvaScience, Inc	74,197
47,417	*	Pacific Biosciences of California, Inc	340,454
27,547	*,e	Pacira Pharmaceuticals, Inc	1,887,796
57,984	*	Parexel International Corp	2,830,199
141,466	e	PDL BioPharma, Inc	1,287,341
165,297	*,e	Peregrine Pharmaceuticals, Inc	300,841
11,234	*	Portola Pharmaceuticals, Inc	299,611
28,105		Pozen, Inc	220,343
50,981	*	Prestige Brands Holdings, Inc	1,542,685
58,928	*	Progenics Pharmaceuticals, Inc	281,676
14,009	*	Prothena Corp plc	433,438
10,510	*,e	PTC Therapeutics, Inc	273,996
22,420	*	Puma Biotechnology, Inc	2,650,268
52,492	e	Questcor Pharmaceuticals, Inc	3,517,489
59,460	*,e	Raptor Pharmaceutical Corp	924,603
6,435	*	Receptos, Inc	256,435
10,208	*,e	Regulus Therapeutics, Inc	92,893
6,000	*	Relypsa, Inc	198,360
31,124	*	Repligen Corp	481,800
24,617	*,e	Repros Therapeutics, Inc	461,569
94,651	*	Rigel Pharmaceuticals, Inc	286,793
18,141	*	Sagent Pharmaceuticals	343,409
62,593	*,e	Sangamo Biosciences, Inc	1,210,549
38,065	*,e	Sarepta Therapeutics, Inc	928,025
52,185	*	Sciclone Pharmaceuticals, Inc	245,269
122,424	*,e	Sequenom, Inc	277,902
38,187	*,e	SIGA Technologies, Inc	126,399
62,594	e	Spectrum Pharmaceuticals, Inc	526,416
11,303	*	Stemline Therapeutics, Inc	284,270
15,438	*	Sucampo Pharmaceuticals, Inc (Class A)	127,518
31,579	*,e	Sunesis Pharmaceuticals, Inc	138,316
19,461	*,e	Supernus Pharmaceuticals, Inc	190,134
19,504	*,e	Synageva BioPharma Corp	1,766,672
83,695	*,e	Synergy Pharmaceuticals, Inc	444,420
53,902	*,e	Synta Pharmaceuticals Corp	287,837
31,546	*	Targacept, Inc	139,118
13,653	*,e	TESARO, Inc	430,206
13,938	*	Tetraphase Pharmaceuticals, Inc	216,178
15,321	*,e	TG Therapeutics, Inc	91,926
88,333	*	TherapeuticsMD, Inc	581,231
53,152	*,e	Threshold Pharmaceuticals, Inc	259,382
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,754	*	Vanda Pharmaceuticals, Inc	$476,243
20,571	*,e	Verastem, Inc	258,372
68,073	*	Vical, Inc	91,899
102,630	*,e	Vivus, Inc	761,515
41,847	*	Xenoport, Inc	240,620
76,707	*	XOMA Corp	596,013
81,065	*,e	ZIOPHARM Oncology, Inc	339,662
97,826	*,e	Zogenix, Inc	433,369
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	112,912,627

REAL ESTATE - 7.7%
55,757		Acadia Realty Trust	1,419,016
29,274		AG Mortgage Investment Trust	485,656
15,605		Agree Realty Corp	446,147
43,836		Alexander & Baldwin, Inc	1,714,426
2,173		Alexander’s, Inc	738,451
57,249		Altisource Residential Corp	1,717,470
34,055		American Assets Trust,Inc	1,139,821
54,473		American Capital Mortgage, Inc	1,064,947
156,020		American Realty Capital Properties, Inc	2,159,317
14,444	*	American Residential Properties, Inc	267,214
20,583		AmREIT, Inc (Class B)	335,091
150,276		Anworth Mortgage Asset Corp	704,794
38,196		Apollo Commercial Real Estate Finance, Inc	642,457
22,906		Ares Commercial Real Estate Corp	305,337
19,120		Armada Hoffler Properties, Inc	173,992
377,522	*	ARMOUR Residential REIT, Inc	1,551,615
14,397		Ashford Hospitality Prime, Inc	237,550
59,985		Ashford Hospitality Trust, Inc	563,859
56,199		Associated Estates Realty Corp	897,498
7,998	*	AV Homes, Inc	149,723
11,028		Aviv REIT, Inc	268,973
63,091		Campus Crest Communities, Inc	557,094
96,743		Capstead Mortgage Corp	1,220,897
76,286		Cedar Shopping Centers, Inc	481,365
238,750		Chambers Street Properties	1,847,925
26,232		Chatham Lodging Trust	548,511
48,980		Chesapeake Lodging Trust	1,192,663
75,702		Colony Financial, Inc	1,680,584
4,937		Consolidated-Tomoka Land Co	173,536
20,483		Coresite Realty	628,418
171,662		Cousins Properties, Inc	1,845,366
134,936		CubeSmart	2,223,745
20,436		CyrusOne, Inc	441,622
174,896		CYS Investments, Inc	1,385,176
289,859		DCT Industrial Trust, Inc	2,086,985
197,559		DiamondRock Hospitality Co	2,287,733
63,172		DuPont Fabros Technology, Inc	1,641,840
56,135		Dynex Capital, Inc	452,448
30,812		EastGroup Properties, Inc	1,828,384
116,607		Education Realty Trust, Inc	1,052,961
8,311		Ellington Residential Mortgage REIT	134,389
233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

81,530		Empire State Realty Trust, Inc	$1,195,230
52,095		Entertainment Properties Trust	2,661,013
60,592		Equity One, Inc	1,373,015
49,510		Excel Trust, Inc	564,909
125,546	*	FelCor Lodging Trust, Inc	1,024,455
109,548		First Industrial Realty Trust, Inc	1,879,844
59,106		First Potomac Realty Trust	771,924
35,697	*	Forestar Real Estate Group, Inc	713,940
90,614		Franklin Street Properties Corp	1,086,462
26,532		Getty Realty Corp	504,108
17,285		Gladstone Commercial Corp	322,365
146,032		Glimcher Realty Trust	1,250,034
55,425		Government Properties Income Trust	1,368,997
58,318	*	Gramercy Property Trust, Inc	339,411
15,141		Hannon Armstrong Sustainable Infrastructure Capital, Inc	200,315
96,639		Healthcare Realty Trust, Inc	2,214,966
204,711		Hersha Hospitality Trust	1,111,581
91,711		Highwoods Properties, Inc	3,406,147
50,925		Hudson Pacific Properties	1,106,600
84,785		Inland Real Estate Corp	893,634
136,561		Invesco Mortgage Capital, Inc	2,145,373
103,181		Investors Real Estate Trust	896,643
85,995	*	iStar Financial, Inc	1,326,043
13,524	*	JAVELIN Mortgage Investment Corp	196,098
65,738	e	Kennedy-Wilson Holdings, Inc	1,579,027
129,297		Kite Realty Group Trust	833,966
105,079		LaSalle Hotel Properties	3,232,230
178,263		Lexington Corporate Properties Trust	1,927,023
35,082		LTC Properties, Inc	1,331,362
163,411		Medical Properties Trust, Inc	2,168,464
46,903		Monmouth Real Estate Investment Corp (Class A)	433,384
29,764		National Health Investors, Inc	1,874,239
254,824		New Residential Investment Corp	1,618,132
67,694		New York Mortgage Trust, Inc	483,335
293,728		NorthStar Realty Finance Corp	4,285,492
12,832		One Liberty Properties, Inc	267,676
56,936		Parkway Properties, Inc	1,010,045
61,384		Pebblebrook Hotel Trust	1,849,500
67,230		Pennsylvania Real Estate Investment Trust	1,253,839
70,254		Pennymac Mortgage Investment Trust	1,654,482
21,780		Physicians Realty Trust	269,854
41,680		Potlatch Corp	1,667,200
19,894		PS Business Parks, Inc	1,563,072
13,940		QTS Realty Trust, Inc	316,299
82,505		RAIT Investment Trust	696,342
66,265		Ramco-Gershenson Properties	1,058,252
11,480	*	Re/Max Holdings, Inc	334,757
83,408		Redwood Trust, Inc	1,559,730
123,741		Resource Capital Corp	728,834
72,584		Retail Opportunities Investment Corp	1,049,565
19,760		Rexford Industrial Realty, Inc	269,724
125,992		RLJ Lodging Trust	3,147,280
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,485		Rouse Properties, Inc	$409,578
44,327		Ryman Hospitality Properties	1,833,365
38,064		Sabra Healthcare REIT, Inc	1,101,192
8,759		Saul Centers, Inc	408,169
23,145		Select Income REIT	638,802
16,027		Silver Bay Realty Trust Corp	254,348
31,591		Sovran Self Storage, Inc	2,145,345
41,450		STAG Industrial, Inc	889,517
182,383	*	Strategic Hotels & Resorts, Inc	1,697,986
78,750		Summit Hotel Properties, Inc	701,662
35,778		Sun Communities, Inc	1,672,621
186,805		Sunstone Hotel Investors, Inc	2,396,708
14,110	*	Tejon Ranch Co	481,433
24,741		Terreno Realty Corp	427,277
20,935		UMH Properties, Inc	197,836
12,246		Universal Health Realty Income Trust	519,230
27,374		Urstadt Biddle Properties, Inc (Class A)	513,536
66,234		Washington Real Estate Investment Trust	1,543,252
27,726		Western Asset Mortgage Capital Corp	414,504
22,229		Whitestone REIT	303,426
31,619		Winthrop Realty Trust	362,986
6,456		ZAIS Financial Corp	109,752
		TOTAL REAL ESTATE	126,733,733

RETAILING - 3.9%
25,632	*	1-800-FLOWERS.COM, Inc (Class A)	129,185
78,593	*,e	Aeropostale, Inc	554,081
8,559	*	America’s Car-Mart, Inc	329,949
47,240	*	Ann Taylor Stores Corp	1,527,742
31,111	*	Asbury Automotive Group, Inc	1,462,839
18,328	*	Audiovox Corp (Class A)	244,312
41,115	*	Barnes & Noble, Inc	554,230
37,554		Bebe Stores, Inc	186,643
17,760		Big 5 Sporting Goods Corp	304,762
12,340	*	Blue Nile, Inc	531,360
27,297	*,e	Body Central Corp	93,356
13,377	e	Bon-Ton Stores, Inc	143,803
43,935		Brown Shoe Co, Inc	1,040,381
28,278	e	Buckle, Inc	1,253,281
15,170	*	Burlington Stores, Inc	388,049
27,499		Cato Corp (Class A)	768,872
23,217	*	Children’s Place Retail Stores, Inc	1,222,839
39,983	*	Christopher & Banks Corp	285,479
17,788	*	Citi Trends, Inc	284,608
22,550	*,e	Conn’s, Inc	1,369,010
14,220	*,e	Container Store Group, Inc	522,585
11,667		Core-Mark Holding Co, Inc	882,609
14,178		Destination Maternity Corp	380,396
40,810	*	Destination XL Group, Inc	219,558
86,942	*	Express Parent LLC	1,505,835
49,473		Finish Line, Inc (Class A)	1,268,982
33,004	*,e	Five Below, Inc	1,209,597
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

45,159	*,e	Francesca’s Holdings Corp	$858,021
38,841		Fred’s, Inc (Class A)	678,941
19,467	*	FTD Cos, Inc	603,477
24,281	*	Genesco, Inc	1,705,012
8,122		Gordmans Stores, Inc	58,641
21,809		Group 1 Automotive, Inc	1,333,184
20,333		Haverty Furniture Cos, Inc	565,664
12,762	*,e	HHgregg, Inc	105,414
26,404	*,e	Hibbett Sports, Inc	1,584,504
34,076		HSN, Inc	1,866,342
28,337	*,e	JOS A Bank Clothiers, Inc	1,593,106
13,690	*	Kirkland’s, Inc	257,783
22,352		Lithia Motors, Inc (Class A)	1,258,194
27,874	*,e	Lumber Liquidators, Inc	2,480,507
22,759	*	MarineMax, Inc	335,695
14,205	*,e	Mattress Firm Holding Corp	578,143
47,972		Men’s Wearhouse, Inc	2,304,575
31,675	e	Monro Muffler, Inc	1,758,279
28,143	*	New York & Co, Inc	127,488
29,191		Nutri/System, Inc	415,096
487,696	*	Office Depot, Inc	2,384,833
23,756	*	Orbitz Worldwide, Inc	171,043
28,840	*,e	Outerwall, Inc	1,854,700
10,900	*,e	Overstock.com, Inc	229,554
45,694	*	Pacific Sunwear Of California, Inc	131,599
42,714		Penske Auto Group, Inc	1,832,858
53,757	*	PEP Boys - Manny Moe & Jack	641,859
22,990	e	PetMed Express, Inc	304,158
95,981		Pier 1 Imports, Inc	1,834,197
97,182	*,e	RadioShack Corp	233,237
54,354		Rent-A-Center, Inc	1,355,589
18,334	*	Restoration Hardware Holdings, Inc	1,040,271
10,520	*	RetailMeNot, Inc	372,513
8,576	*	Sears Hometown and Outlet Stores, Inc	180,010
56,314	*	Select Comfort Corp	921,860
15,247		Shoe Carnival, Inc	376,601
38,014	*	Shutterfly, Inc	1,800,343
38,892		Sonic Automotive, Inc (Class A)	872,348
32,196	e	Stage Stores, Inc	631,042
28,230		Stein Mart, Inc	349,487
9,601		Systemax, Inc	108,587
18,529	*,e	Tile Shop Holdings, Inc	261,815
12,100	*	Tilly’s, Inc	140,481
7,804		Trans World Entertainment Corp	30,904
42,393	*	Tuesday Morning Corp	557,044
38,649	*	Valuevision International, Inc (Class A)	238,464
20,247	*	Vitacost.com, Inc	111,763
31,152	*	Vitamin Shoppe, Inc	1,396,233
14,223	*	West Marine, Inc	186,179
102,135	*	Wet Seal, Inc (Class A)	244,103
39,089	*	WEX, Inc	3,219,370
2,335		Winmark Corp	188,318
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,323	*	Zale Corp	$518,964
20,898	*	Zumiez, Inc	449,725
		TOTAL RETAILING	64,302,461

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
39,355	*	Advanced Energy Industries, Inc	1,074,392
16,875	*	Alpha & Omega Semiconductor Ltd	122,513
19,134	*,e	Ambarella, Inc	612,862
71,015	*,e	Amkor Technology, Inc	376,380
92,637	*	Anadigics, Inc	182,495
74,565	*	Applied Micro Circuits Corp	753,107
31,598	*	ATMI, Inc	874,633
104,971	*	Axcelis Technologies, Inc	254,030
65,973		Brooks Automation, Inc	669,626
23,384		Cabot Microelectronics Corp	942,843
52,389	*	Cavium Networks, Inc	1,947,299
24,591	*	Ceva, Inc	427,637
16	*,m	China Energy Savings Technology, Inc	0
64,834	*,e	Cirrus Logic, Inc	1,135,243
24,765		Cohu, Inc	256,565
147,925	e	Cypress Semiconductor Corp	1,485,167
37,118	*	Diodes, Inc	850,373
20,670	*	DSP Group, Inc	185,203
139,192	*	Entegris, Inc	1,464,300
91,438	*	Entropic Communications, Inc	381,296
37,871	*	Exar Corp	416,960
55,544	*	Formfactor, Inc	357,703
17,298	*	GSI Technology, Inc	115,205
137,588	*,e	GT Solar International, Inc	1,413,029
32,035	*	Hittite Microwave Corp	1,837,207
25,111	*	Inphi Corp	288,274
132,476	*	Integrated Device Technology, Inc	1,278,393
30,239	*	Integrated Silicon Solution, Inc	355,913
15,263	*	Intermolecular, Inc	61,510
69,619	*	International Rectifier Corp	1,810,790
129,921		Intersil Corp (Class A)	1,473,304
26,404		IXYS Corp	335,067
61,244	*	Kopin Corp	235,177
115,411	*	Lattice Semiconductor Corp	667,076
49,044	*	LTX-Credence Corp	419,326
9,162	*	MA-COM Technology Solutions	155,754
25,932	*	MaxLinear, Inc	266,062
46,081		Micrel, Inc	459,888
93,104	*	Microsemi Corp	2,182,358
53,205		MKS Instruments, Inc	1,603,067
36,998		Monolithic Power Systems, Inc	1,209,465
50,278	*	MoSys, Inc	252,396
22,876	*	Nanometrics, Inc	387,519
19,646	*	NeoPhotonics Corp Ltd	144,202
4,891	*	NVE Corp	281,526
55,691	*	Omnivision Technologies, Inc	857,084
26,102	*	PDF Solutions, Inc	618,617
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,914	*,e	Peregrine Semiconductor Corp	$170,255
22,985	*	Pericom Semiconductor Corp	190,316
62,561	*	Photronics, Inc	519,256
47,536	*	PLX Technology, Inc	287,593
206,060	*	PMC - Sierra, Inc	1,349,693
29,484		Power Integrations, Inc	1,746,337
113,539	*	Rambus, Inc	1,011,632
281,887	*	RF Micro Devices, Inc	1,502,458
18,711	*,e	Rubicon Technology, Inc	205,260
34,432	*	Rudolph Technologies, Inc	378,408
68,379	*	Semtech Corp	1,559,725
32,148	*	Sigma Designs, Inc	150,774
82,404	*	Silicon Image, Inc	460,638
47,854	*	Spansion, Inc	717,810
268,981	*	SunEdison, Inc	3,741,526
42,095	*,e	SunPower Corp	1,362,194
10,945		Supertex, Inc	292,232
53,717		Tessera Technologies, Inc	1,066,282
163,716	*	Triquint Semiconductor, Inc	1,358,843
26,644	*	Ultra Clean Holdings	304,541
28,087	*	Ultratech, Inc	710,601
39,727	*	Veeco Instruments, Inc	1,510,023
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	54,075,233

SOFTWARE & SERVICES - 9.3%
55,718	*	Accelrys, Inc	700,932
40,557	*	ACI Worldwide, Inc	2,458,160
46,836	*	Actuate Corp	355,954
75,215	*	Acxiom Corp	2,704,731
33,667		Advent Software, Inc	1,106,298
21,231		American Software, Inc (Class A)	214,008
43,033	*,e	Angie’s List, Inc	772,012
95,259	*	Aspen Technology, Inc	4,340,953
23,985	*	AVG Technologies NV	397,911
47,191	*,e	Bankrate, Inc	782,899
4,110	*,e	Barracuda Networks, Inc	141,014
49,897	*	Bazaarvoice, Inc	361,753
5,030	*,e	Benefitfocus, Inc	327,704
46,392		Blackbaud, Inc	1,598,668
11,382	*,e	Blackhawk Network Holdings, Inc	299,460
41,849	*	Blucora, Inc	1,071,753
38,151	*	Bottomline Technologies, Inc	1,320,788
27,768	*	Brightcove, Inc	298,228
29,126	*	BroadSoft, Inc	891,547
23,071	*	CACI International, Inc (Class A)	1,707,715
40,083	*	Callidus Software, Inc	588,018
12,373	*	Carbonite, Inc	125,091
45,434	*	Cardtronics, Inc	1,750,118
10,479		Cass Information Systems, Inc	567,123
6,357	*	ChannelAdvisor Corp	275,703
14,840	*,e	Chegg, Inc	98,983
74,565	*	Ciber, Inc	289,312
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

47,443	*	Commvault Systems, Inc	$3,276,888
17,684		Computer Task Group, Inc	285,773
36,606	*	comScore, Inc	1,003,370
23,077	*	Comverse, Inc	831,695
31,135	*	Constant Contact, Inc	840,956
105,810		Convergys Corp	2,155,350
67,944	*	Conversant, Inc	1,460,796
40,841	*	Cornerstone OnDemand, Inc	2,329,979
29,010	*	CoStar Group, Inc	4,990,880
7,280	*	Covisint Corp	68,068
33,675		CSG Systems International, Inc	1,008,903
7,130	*	Cvent, Inc	272,437
6,787	*,e	Cyan, Inc	25,723
23,584	*	Datalink Corp	342,676
44,250	*	DealerTrack Holdings, Inc	2,064,262
35,510	*	Demand Media, Inc	204,893
19,015	*	Demandware, Inc	1,210,875
38,516	*	Dice Holdings, Inc	269,612
34,897	*	Digital River, Inc	613,489
5,389		DMRC Corp	197,130
14,319	*,e	E2open, Inc	342,940
103,539		EarthLink Holdings Corp	449,359
12,883	e	Ebix, Inc	174,951
14,069	*	eGain Corp	134,781
26,618	*,e	Ellie Mae, Inc	694,730
21,550	*,e	Endurance International Group Holdings, Inc	247,394
23,015	*	Envestnet, Inc	983,891
22,262	*	EPAM Systems, Inc	910,516
34,345		EPIQ Systems, Inc	493,194
3,719		ePlus, Inc	200,603
49,973	*	Euronet Worldwide, Inc	2,141,843
29,031		EVERTEC, Inc	700,518
33,671	*	ExlService Holdings, Inc	846,826
36,139		Fair Isaac Corp	1,964,516
17,689	*,e	FleetMatics Group plc	707,737
12,907		Forrester Research, Inc	484,529
17,421	*,m	Gerber Scientific, Inc	0
7,420	*	Gigamon, Inc	226,013
67,305	*	Global Cash Access, Inc	570,746
22,719	*	Global Eagle Entertainment, Inc	363,731
71,909	*,e	Glu Mobile, Inc	284,041
10,590	*,e	Gogo, Inc	215,930
15,060	*	Guidance Software, Inc	162,497
49,015	*	Guidewire Software, Inc	2,313,998
28,244		Hackett Group, Inc	166,640
36,790	e	Heartland Payment Systems, Inc	1,586,017
35,243	*	Higher One Holdings, Inc	273,486
35,752	*	iGate Corp	1,206,630
20,693	*	Imperva, Inc	1,138,115
53,923	*	Infoblox, Inc	1,891,619
15,802	*	Interactive Intelligence, Inc	1,200,004
56,117	*	Internap Network Services Corp	457,354
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

46,964	e	j2 Global, Inc	$2,129,817
42,650	*,e	Jive Software, Inc	394,512
28,283	*	Knot, Inc	343,073
52,932	*	Limelight Networks, Inc	101,100
62,836	*	Lionbridge Technologies	345,598
25,448	*,e	Liquidity Services, Inc	604,899
55,674	*	Liveperson, Inc	769,971
24,327	*	LogMeIn, Inc	826,145
4,660	*	Luxoft Holding, Inc	174,237
22,147	*	magicJack VocalTec Ltd	321,574
78,964	*	Manhattan Associates, Inc	2,662,666
23,797	e	Mantech International Corp (Class A)	692,493
27,058		Marchex, Inc (Class B)	253,263
8,089	*,e	Marin Software, Inc	79,838
6,803	*	Marketo, Inc	278,515
5,550	*	Mavenir Systems, Inc	70,707
69,640		MAXIMUS, Inc	2,950,647
95,844		Mentor Graphics Corp	1,993,555
9,258	*	MicroStrategy, Inc (Class A)	1,163,731
38,594	*,e	Millennial Media, Inc	306,436
24,067	*,e	Mitek Systems, Inc	144,161
11,374	*	Model N, Inc	112,603
35,712	*	ModusLink Global Solutions, Inc	183,917
21,833	*	MoneyGram International, Inc	403,911
38,104		Monotype Imaging Holdings, Inc	1,111,494
103,790	*	Monster Worldwide, Inc	635,195
40,065	*	Move, Inc	566,519
37,224	*	Netscout Systems, Inc	1,314,752
66,109		NIC, Inc	1,437,210
23,087	*,e	OpenTable, Inc	1,737,989
17,151		Pegasystems, Inc	779,341
33,530	*	Perficient, Inc	688,371
49,106	*	Planet Payment, Inc	173,344
29,102	*	PRG-Schultz International, Inc	193,819
53,067	*	Progress Software Corp	1,282,629
23,021	*	Proofpoint, Inc	931,890
22,871	*	PROS Holdings, Inc	869,327
120,377	*	PTC, Inc	4,295,051
4,272		QAD, Inc (Class A)	77,708
87,759	*	QLIK Technologies, Inc	2,371,248
16,092	*	Qualys, Inc	466,346
30,845	*	QuinStreet, Inc	255,088
8,113	*	Rally Software Development Corp	172,807
20,099	*	RealNetworks, Inc	146,321
47,613	*,e	RealPage, Inc	1,070,340
7,367	*	Reis, Inc	131,133
36,377	*	Responsys, Inc	982,543
4,870	*,e	Rocket Fuel, Inc	284,895
11,894	*	Rosetta Stone, Inc	131,786
20,764		Sapiens International Corp NV	146,594
111,736	*	Sapient Corp	1,791,128
23,847	*	Sciquest, Inc	630,515
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,943	*	Seachange International, Inc	$405,958
61,807	*	ServiceSource International LLC	493,220
7,504	*,e	Shutterstock, Inc	604,897
5,854	*,e	Silver Spring Networks, Inc	99,811
18,383	*	Spark Networks, Inc	105,335
15,992	*	SPS Commerce, Inc	1,033,403
58,304	*	SS&C Technologies Holdings, Inc	2,263,361
13,371	*	Stamps.com, Inc	527,620
60,393	*	SupportSoft, Inc	163,061
39,492	*	Sykes Enterprises, Inc	827,752
29,989	*	Synchronoss Technologies, Inc	799,507
15,482	*	Syntel, Inc	1,304,359
37,998	*	TA Indigo Holding Corp	402,019
81,700	*	Take-Two Interactive Software, Inc	1,567,006
32,511	*,e	Tangoe, Inc	592,676
11,550	*	TechTarget, Inc	77,732
51,989	*	TeleCommunication Systems, Inc (Class A)	118,015
17,382	*	TeleNav, Inc	112,983
20,263	*	TeleTech Holdings, Inc	442,139
6,250	*,e	Textura Corp	196,500
126,658	*	TiVo, Inc	1,569,293
7,537	*	Travelzoo, Inc	167,924
7,180	*,e	Tremor Video, Inc	31,879
27,951	*,e	Trulia, Inc	965,148
31,748	*	Tyler Technologies, Inc	3,347,827
28,114	*	Ultimate Software Group, Inc	4,589,048
44,536	*	Unisys Corp	1,526,249
16,193		United Online, Inc	196,097
91,628	*	Unwired Planet, Inc	153,019
26,581	*	Vasco Data Security International	198,560
53,016	*	Verint Systems, Inc	2,409,047
42,484	*,e	VirnetX Holding Corp	763,013
20,447	*	Virtusa Corp	700,923
33,202	*	VistaPrint Ltd	1,622,914
21,034	*	Vocus, Inc	257,035
67,169	*,e	Vringo, Inc	288,155
29,004	*,e	WebMD Health Corp (Class A)	1,389,292
42,752	*	Website Pros, Inc	1,445,018
8,220	*,e	Wix.com Ltd	235,585
8,301	*	Xoom Corp	227,364
32,818	*	Yelp, Inc	2,492,527
5,110	*,e	YuMe, Inc	39,909
23,624	*,e	Zillow, Inc	1,939,530
62,199	*	Zix Corp	279,274
		TOTAL SOFTWARE & SERVICES	153,490,476

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
59,647		Adtran, Inc	1,514,437
13,220	*	Agilysys, Inc	173,182
11,654	e	Alliance Fiber Optic Products, Inc	183,551
13,043	*	Anaren, Inc	364,552
27,207		Anixter International, Inc	2,386,598
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,090	*,e	Applied Optoelectronics, Inc	$55,747
117,301	*	ARRIS Group, Inc	3,038,096
116,480	*,e	Aruba Networks, Inc	2,295,821
13,205	*	Audience, Inc	150,273
30,662	*	Avid Technology, Inc	212,794
23,868	*	AX Holding Corp	164,451
14,296		Badger Meter, Inc	728,238
8,741		Bel Fuse, Inc (Class B)	167,565
44,844		Belden CDT, Inc	2,901,855
54,671	*	Benchmark Electronics, Inc	1,242,672
16,503		Black Box Corp	452,347
34,910	*	CalAmp Corp	1,029,147
42,496	*	Calix Networks, Inc	336,993
41,110	*	Checkpoint Systems, Inc	548,407
102,931	*,e	Ciena Corp	2,401,380
87,646		Cognex Corp	3,457,635
24,742		Coherent, Inc	1,653,755
17,328		Comtech Telecommunications Corp	527,118
4,350	*,e	Control4 Corp	99,702
40,347	*	Cray, Inc	1,189,833
34,113		CTS Corp	637,572
37,828		Daktronics, Inc	552,667
27,736	*	Digi International, Inc	285,681
19,249	*	DTS, Inc	399,032
18,247		Electro Rent Corp	306,915
26,837		Electro Scientific Industries, Inc	290,913
47,242	*	Electronics for Imaging, Inc	2,001,644
79,624	*	Emulex Corp	586,033
97,581	*	Extreme Networks, Inc	714,293
28,690	*	Fabrinet	529,904
17,406	*	FARO Technologies, Inc	900,238
42,437		FEI Co	3,977,196
95,084	*	Finisar Corp	2,254,442
84,216	*,e	Fusion-io, Inc	926,376
29,697	*	GSI Group, Inc	320,431
104,740	*	Harmonic, Inc	687,094
54,128	*	Harris Stratex Networks, Inc (Class A)	102,843
25,395	*	Hutchinson Technology, Inc	96,501
36,196	*	Imation Corp	174,103
30,475	*	Immersion Corp	356,558
118,418	*,e	Infinera Corp	1,032,605
43,969	*	Insight Enterprises, Inc	927,746
42,220	e	InterDigital, Inc	1,213,825
58,915	*,e	InvenSense, Inc	1,160,036
40,181	*	Itron, Inc	1,622,509
58,393	*	Ixia	746,846
43,373	*	Kemet Corp	239,419
13,369	*	KVH Industries, Inc	176,203
22,457		Littelfuse, Inc	2,009,902
28,731	*	Maxwell Technologies, Inc	234,445
15,827	*	Measurement Specialties, Inc	873,176
31,995	*	Mercury Computer Systems, Inc	342,347
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,786		Mesa Laboratories, Inc	$223,632
38,011		Methode Electronics, Inc	1,279,450
16,067		MTS Systems Corp	1,129,992
8,095	*	Multi-Fineline Electronix, Inc	111,711
30,993	*,e	Neonode, Inc	176,350
39,262	*	Netgear, Inc	1,252,850
39,404	*	Newport Corp	714,789
12,335	*	Numerex Corp	164,672
20,632	*	Oplink Communications, Inc	349,300
20,065	*	OSI Systems, Inc	1,162,365
21,736		Park Electrochemical Corp	655,775
92,494	*,e	Parkervision, Inc	424,547
9,596		PC Connection, Inc	196,334
18,630		PC-Tel, Inc	152,952
43,258		Plantronics, Inc	1,857,066
34,864	*	Plexus Corp	1,363,182
19,855	*,e	Procera Networks, Inc	229,524
91,030	*	QLogic Corp	1,053,217
202,570	*	Quantum Corp	253,213
22,283	*	Radisys Corp	63,061
40,046	*	RealD, Inc	358,412
10,218		Richardson Electronics Ltd	117,814
29,019	*	Rofin-Sinar Technologies, Inc	670,339
17,499	*	Rogers Corp	1,062,189
46,355	*	Ruckus Wireless, Inc	622,548
82,327	*	Sanmina Corp	1,376,507
28,436	*	Scansource, Inc	1,067,487
57,749	*	ShoreTel, Inc	444,667
34,136	*,e	Silicon Graphics International Corp	444,109
212,176	*	Sonus Networks, Inc	636,528
47,011	*	Speed Commerce, Inc	188,044
32,475	*	Super Micro Computer, Inc	667,686
32,793	*,e	Synaptics, Inc	1,913,799
26,652	*	SYNNEX Corp	1,496,510
5,443		Tessco Technologies, Inc	181,197
52,184	*	TTM Technologies, Inc	417,994
13,158	e	Ubiquiti Networks, Inc	542,110
10,841	*,e	Uni-Pixel, Inc	103,532
40,305	*,e	Universal Display Corp	1,309,106
40,343	*	Viasat, Inc	2,400,812
2,330	*	Viasystems Group, Inc	30,430
18,460	*,e	Violin Memory, Inc	69,779
13,679	*	Vishay Precision Group, Inc	194,789
48,667	*	Westell Technologies, Inc	182,501
15,415	*	Zygo Corp	216,272
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	83,484,787

TELECOMMUNICATION SERVICES - 0.8%
87,081	*	8x8, Inc	883,001
9,087		Atlantic Tele-Network, Inc	529,318
17,606	*	Boingo Wireless, Inc	106,516
32,438	*	Cbeyond Communications, Inc	235,500
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

206,387	*	Cincinnati Bell, Inc	$714,099
48,227		Cogent Communications Group, Inc	1,995,151
40,945	e	Consolidated Communications Holdings, Inc	801,703
20,553	*	Fairpoint Communications, Inc	263,284
30,412	*	General Communication, Inc (Class A)	295,909
9,958	*	Hawaiian Telcom Holdco, Inc	270,260
11,706		HickoryTech Corp	167,513
17,121		IDT Corp (Class B)	291,057
55,117	*	inContact, Inc	483,927
32,029		Inteliquent, Inc	371,536
65,874	*,e	Iridium Communications, Inc	417,641
55,538	*	Leap Wireless International, Inc	974,692
16,804		Lumos Networks Corp	319,444
166,816	*,e	NII Holdings, Inc (Class B)	502,116
16,952		NTELOS Holdings Corp	278,182
35,843	*	Orbcomm, Inc	247,317
48,667	*	Premiere Global Services, Inc	530,470
8,530	*,e	RingCentral, Inc	155,673
25,238		Shenandoah Telecom Co	633,474
7,380	*	Straight Path Communications, Inc	60,811
68	*,m	Touch America Holdings, Inc	0
67,591	*,e	Towerstream Corp	191,959
22,936		USA Mobility, Inc	327,067
156,886	*	Vonage Holdings Corp	723,245
		TOTAL TELECOMMUNICATION SERVICES	12,770,865

TRANSPORTATION - 1.6%
51,328	*	Air Transport Services Group, Inc	322,853
15,389		Allegiant Travel Co	1,401,476
26,405		Arkansas Best Corp	905,427
26,779	*	Atlas Air Worldwide Holdings, Inc	946,102
20,769	*	Celadon Group, Inc	431,580
17,632	*	Echo Global Logistics, Inc	357,753
31,039		Forward Air Corp	1,382,477
53,681	*,e	Hawaiian Holdings, Inc	545,399
46,287		Heartland Express, Inc	974,804
37,632	*	Hub Group, Inc (Class A)	1,559,846
5,482		International Shipholding Corp	146,863
232,254	*,e	JetBlue Airways Corp	2,034,545
60,103		Knight Transportation, Inc	1,283,199
24,067		Marten Transport Ltd	458,958
43,574		Matson, Inc	1,042,726
39,471	*	Pacer International, Inc	347,740
9,219	*	Park-Ohio Holdings Corp	440,668
5,252	*	Patriot Transportation Holding, Inc	191,593
21,890	*	Quality Distribution, Inc	300,987
52,744	*	Republic Airways Holdings, Inc	517,419
19,764	*	Roadrunner Transportation Services Holdings, Inc	518,805
24,738	*	Saia, Inc	832,681
54,268		Skywest, Inc	706,027
61,125	*	Spirit Airlines, Inc	2,866,763
84,202	*,e	Swift Transportation Co, Inc	1,835,604
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,824	*	Ultrapetrol Bahamas Ltd	$62,496
4,949		Universal Truckload Services, Inc	143,570
90,711		UTI Worldwide, Inc	1,420,534
47,451		Werner Enterprises, Inc	1,236,573
41,083	*	Wesco Aircraft Holdings, Inc	918,205
29,292	*,e	XPO Logistics, Inc	729,957
11,226	*,e	YRC Worldwide, Inc	246,747
		TOTAL TRANSPORTATION	27,110,377

UTILITIES - 3.1%
40,534		Allete, Inc	2,025,889
39,258		American States Water Co	1,114,927
6,341		Artesian Resources Corp	142,736
121,509	e	Atlantic Power Corp	321,999
60,044		Avista Corp	1,731,069
45,302		Black Hills Corp	2,483,909
48,910		California Water Service Group	1,139,114
10,362		Chesapeake Utilities Corp	609,804
61,261		Cleco Corp	2,993,212
11,662		Connecticut Water Service, Inc	393,009
14,392		Consolidated Water Co, Inc	185,081
5,749		Delta Natural Gas Co, Inc	119,694
100,692	*,e	Dynegy, Inc	2,050,089
41,231		El Paso Electric Co	1,502,045
44,466		Empire District Electric Co	1,020,495
11,805	*	Genie Energy Ltd	118,050
50,268		Idacorp, Inc	2,650,632
33,519		Laclede Group, Inc	1,538,187
23,891		MGE Energy, Inc	1,360,354
15,216		Middlesex Water Co	302,798
42,542		New Jersey Resources Corp	1,939,915
27,866		Northwest Natural Gas Co	1,158,111
37,841		NorthWestern Corp	1,710,792
23,110		NRG Yield, Inc	899,903
17,698	e	Ormat Technologies, Inc	436,256
37,448		Otter Tail Corp	1,042,552
18,210		Pattern Energy Group, Inc	507,877
75,755		Piedmont Natural Gas Co, Inc	2,501,430
81,180		PNM Resources, Inc	2,001,087
76,013		Portland General Electric Co	2,294,072
15,112	*,e	Pure Cycle Corp	93,997
15,987		SJW Corp	457,388
32,515		South Jersey Industries, Inc	1,734,350
47,122		Southwest Gas Corp	2,531,865
57,481		UIL Holdings Corp	2,222,790
15,318		Unitil Corp	466,280
41,915		UNS Energy Corp	2,509,870
52,143		WGL Holdings, Inc	1,969,963
12,436		York Water Co	253,321
		TOTAL UTILITIES	50,534,912

		TOTAL COMMON STOCKS (Cost $1,249,069,645)	1,642,634,438
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
16,387	m	Magnum Hunter Resources Corp	$0
		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
34,794	e,m	Trius Therapeutics, Inc	4,523
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,523

REAL ESTATE - 0.0%
1,893		Tejon Ranch Co	7,667
		TOTAL REAL ESTATE	7,667

		TOTAL RIGHTS / WARRANTS (Cost $11,654)	12,190

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 14.1%
GOVERNMENT AGENCY DEBT - 0.3%
$4,200,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.045%	02/20/14	4,199,900
		TOTAL GOVERNMENT AGENCY DEBT			4,199,900

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 13.8%
227,140,442	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			227,140,442
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			227,140,442
		TOTAL SHORT-TERM INVESTMENTS			231,340,342
		(Cost $231,340,342)

		TOTAL INVESTMENTS - 113.8% (Cost $1,480,421,641)			1,873,986,970
		OTHER ASSETS & LIABILITIES, NET - (13.8)%			(227,742,903)
		NET ASSETS - 100.0%			$1,646,244,067

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $218,857,661.
m	Indicates a security that has been deemed illiquid.
246

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.6%

BRAZIL - 9.2%
17,958		AES Tiete S.A.	$140,494
71,200		All America Latina Logistica S.A.	193,671
913,035		AMBEV S.A.	6,058,773
72,055		Anhanguera Educacional Participacoes S.A.	379,198
121,030		Banco Bradesco S.A.	1,439,371
412,564		Banco Bradesco S.A. (Preference)	4,455,343
110,986		Banco do Brasil S.A.	954,666
29,068		Banco do Estado do Rio Grande do Sul	126,474
490,710		Banco Itau Holding Financeira S.A.	6,117,997
173,639		Banco Santander Brasil S.A.	810,183
113,000		BB Seguridade Participacoes S.A.	1,062,923
369,674		BM&F Bovespa S.A.	1,458,577
79,900		BR Malls Participacoes S.A.	501,247
38,500		BR Properties S.A.	271,398
42,765		Bradespar S.A.	393,330
27,215	*	Braskem S.A.	208,960
42,876		Centrais Eletricas Brasileiras S.A.	92,504
44,092		Centrais Eletricas Brasileiras S.A. (Preference)	171,438
36,089		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	345,449
27,157		Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,045,627
166,056		Cia de Concessoes Rodoviarias	1,065,193
65,600		Cia de Saneamento Basico do Estado de Sao Paulo	604,045
11,100		Cia de Saneamento de Minas Gerais-COPASA	144,750
135,691		Cia Energetica de Minas Gerais	780,854
31,920		Cia Energetica de Sao Paulo (Class B)	305,146
25,685		Cia Hering	285,241
17,595		Cia Paranaense de Energia	202,908
139,930		Cia Siderurgica Nacional S.A.	645,290
67,536		Companhia Brasileira de Meios de Pagamento	1,788,785
41,036		Cosan SA Industria e Comercio	611,103
44,000		CPFL Energia S.A.	330,194
53,105		Cyrela Brazil Realty S.A.	313,241
31,228		EcoRodovias Infraestrutura e Logistica S.A.	158,846
45,100		EDP - Energias do Brasil S.A.	180,344
112,779		Empresa Brasileira de Aeronautica S.A.	859,424
45,900		Estacio Participacoes S.A.	356,512
45,263	*	Fibria Celulose S.A.	503,970
166,975		Gerdau S.A. (Preference)	1,186,624
65,982		Hypermarcas S.A.	416,959
134,364		JBS S.A.	468,562
90,620		Klabin S.A. (Preference)	463,380
35,100		Kroton Educacional S.A.	536,409
23,191		Localiza Rent A Car	293,101
20,700		Lojas Americanas S.A.	107,564
247

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

73,837		Lojas Americanas S.A.(Preference)	$449,769
24,130		Lojas Renner S.A.	552,317
5,500		M Dias Branco S.A.	188,047
70,400		Marcopolo S.A.	151,256
50,417		Metalurgica Gerdau S.A.	447,501
58,056		MRV Engenharia e Participacoes S.A.	197,636
12,700		Multiplan Empreendimentos Imobiliarios S.A.	228,959
31,792		Natura Cosmeticos S.A.	517,340
45,153		Odontoprev S.A.	168,566
139,765		Oi S.A.(Preference)	240,217
126,856		Perdigao S.A.	2,272,974
574,172		Petroleo Brasileiro S.A.	3,238,220
847,046		Petroleo Brasileiro S.A. (Preference)	5,120,292
17,281		Porto Seguro S.A.	201,579
36,200		Qualicorp S.A.	307,361
36,600		Raia Drogasil S.A.	220,366
44,819		Satipel Industrial S.A.	219,487
71,145		Souza Cruz S.A.	622,933
19,905		Sul America SA	109,701
54,500		Suzano Papel e Celulose S.A.	214,996
56,621		Telefonica Brasil S.A.	1,071,182
161,166		Tim Participacoes S.A.	844,147
21,500		Totvus S.A.	281,331
30,700		Tractebel Energia S.A.	438,889
19,800		Transmissora Alianca de Energia Eletrica S.A.	145,387
72,380		Ultrapar Participacoes S.A.	1,598,613
72,617	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	358,082
246,400		Vale S.A.	3,348,344
372,773		Vale S.A. (Preference)	4,611,474
38,300		Weg S.A.	433,716
		TOTAL BRAZIL	67,636,750

CHILE - 1.4%
381,673		AES Gener S.A.	188,892
443,665		Aguas Andinas S.A.	283,579
2,784,948		Banco de Chile	342,515
4,293		Banco de Credito e Inversiones	229,923
11,721,482		Banco Santander Chile S.A.	589,007
13,627		CAP S.A.	199,076
218,863		Centros Comerciales Sudamericanos S.A.	619,209
28,296		Cia Cervecerias Unidas S.A.	301,428
1,396,694		Colbun S.A.	306,437
24,997,329		CorpBanca S.A.	274,898
46,711		Embotelladora Andina S.A.	174,011
93,752		Empresa Electrica del Norte Grande S.A.	113,707
640,179		Empresa Nacional de Electricidad S.A.	826,244
21,506		Empresa Nacional de Telecomunicaciones S.A.	258,791
217,633		Empresas CMPC S.A.	460,014
113,612		Empresas COPEC S.A.	1,325,631
3,826,428		Enersis S.A.	1,011,135
55,414		Lan Airlines S.A.	764,499
140,707		SACI Falabella	1,101,498
248

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

19,589		Sociedad Quimica y Minera de Chile S.A. (Class B)	$491,506
67,818		Vina Concha Y Toro S.A.	122,200
		TOTAL CHILE	9,984,200

CHINA - 17.7%
139,500	e	AAC Technologies Holdings, Inc	597,683
302,000		Agile Property Holdings Ltd	277,353
4,718,000		Agricultural Bank of China	2,059,633
388,000		Air China Ltd	252,674
990,000	*,e	Aluminum Corp of China Ltd	352,203
267,500	e	Anhui Conch Cement Co Ltd	1,031,835
176,000	e	Anta Sports Products Ltd	256,987
432,000		AviChina Industry & Technology Co	252,381
15,480,000		Bank of China Ltd	6,533,799
1,886,500	e	Bank of Communications Co Ltd	1,225,372
331,500		BBMG Corp	259,243
446,000		Beijing Capital International Airport Co Ltd	339,406
115,000		Beijing Enterprises Holdings Ltd	971,582
708,000		Beijing Enterprises Water Group Ltd	399,783
35,000	e	Biostime Internatonal Holdings Ltd	301,731
588,000		Brilliance China Automotive Holdings Ltd	896,223
102,500	e	Byd Co Ltd	485,841
341,120	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	277,473
568,700		China Agri-Industries Holdings Ltd	252,661
416,000		China BlueChemical Ltd	227,016
1,888,600		China Citic Bank	905,905
1,306,000	e	China Coal Energy Co	653,524
968,000		China Communications Construction Co Ltd	704,437
572,400		China Communications Services Corp Ltd	308,568
14,385,350		China Construction Bank	9,965,393
539,000		China Everbright International Ltd	709,366
214,000		China Everbright Ltd	290,427
394,000		China Gas Holdings Ltd	552,007
173,600		China Insurance International Holdings Co Ltd	303,755
102,400		China International Marine Containers Group Co Ltd	236,947
1,494,000		China Life Insurance Co Ltd	4,066,465
568,000		China Longyuan Power Group Corp	684,041
279,000		China Mengniu Dairy Co Ltd	1,277,926
982,000		China Merchants Bank Co Ltd	1,729,711
240,020		China Merchants Holdings International Co Ltd	816,765
1,129,000	e	China Minsheng Banking Corp Ltd	1,103,917
1,186,000		China Mobile Hong Kong Ltd	11,317,190
660,000	e	China National Building Material Co Ltd	634,524
338,000		China Oilfield Services Ltd	906,458
834,000	e	China Overseas Land & Investment Ltd	2,238,744
542,800		China Pacific Insurance Group Co Ltd	1,971,068
423,000	e	China Railway Construction Corp	352,893
866,000		China Railway Group Ltd	384,960
254,000	e	China Resources Enterprise	753,977
212,000		China Resources Gas Group Ltd	654,653
418,000		China Resources Land Ltd	981,794
249

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

386,000		China Resources Power Holdings Co	$917,721
789,500		China Shenhua Energy Co Ltd	2,026,441
917,000	e	China Shipping Container Lines Co Ltd	215,695
451,000	e	China South Locomotive and Rolling Stock Corp	328,065
354,000	e	China State Construction International Holdings Ltd	641,643
2,882,000		China Telecom Corp Ltd	1,324,135
964,000		China Unicom Ltd	1,256,964
598,000	e	Chongqing Rural Commercial Bank	253,821
333,000	e	Citic Pacific Ltd	415,824
256,500	e	CITIC Securities Co Ltd	592,061
3,784,000		CNOOC Ltd	5,877,738
618,500	e	COSCO Holdings	259,031
353,098		COSCO Pacific Ltd	451,805
949,008		Country Garden Holdings Co Ltd	516,107
666,000	e	Datang International Power Generation Co Ltd	264,932
564,000		Dongfeng Motor Group Co Ltd	830,444
1,377,000	e	Evergrande Real Estate Group	550,884
308,000		Far East Horizon Ltd	222,620
343,500	e	Fosun International	369,316
670,000	e	Franshion Properties China Ltd	214,367
658,000	e	Fushan International Energy Group Ltd	180,551
1,095,000	e	Geely Automobile Holdings Ltd	447,481
148,000	e	Golden Eagle Retail Group Ltd	202,099
2,068,000	e	GOME Electrical Appliances Holdings Ltd	358,429
213,000	e	Great Wall Motor Co Ltd	1,002,418
120,000		Greentown China Holdings Ltd	171,010
570,000	e	Guangdong Investments Ltd	525,793
454,000	e	Guangzhou Automobile Group Co Ltd	452,838
1,060,000	e	Guangzhou Investment Co Ltd	216,623
209,200	e	Guangzhou R&F Properties Co Ltd	278,635
71,000		Haitian International Holdings Ltd	154,002
312,800		Haitong Securities Co Ltd	460,278
150,500		Hengan International Group Co Ltd	1,619,000
684,000		Huaneng Power International, Inc	638,621
14,839,000		Industrial & Commercial Bank of China	9,149,125
300,000	e	Jiangsu Express	376,642
350,000	e	Jiangxi Copper Co Ltd	629,966
1,228,000	e	Lenovo Group Ltd	1,583,746
289,500		Longfor Properties Co Ltd	399,759
147,100	*	New China Life insurance Co Ltd	437,717
345,000	e	Nine Dragons Paper Holdings Ltd	294,661
1,218,000	e	People’s Insurance Co Group of China Ltd	527,205
670,840		PICC Property & Casualty Co Ltd	906,209
382,000		Ping An Insurance Group Co of China Ltd	3,087,259
434,000	e	Poly Hong Kong Investment Ltd	206,284
364,000	e	Shandong Weigao Group Medical Polymer Co Ltd	429,051
702,000	e	Shanghai Electric Group Co Ltd	224,168
123,000		Shanghai Industrial Holdings Ltd	409,864
182,200		Shanghai Pharmaceuticals Holding Co Ltd	450,812
149,000	e	Shell Electric MFG	120,727
775,649		Shui On Land Ltd	245,173
408,000		Sihuan Pharmaceutical Holdings	436,892
250

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

674,103	e	Sino-Ocean Land Holdings Ltd	$363,077
217,000		Sinopec Engineering Group Co Ltd	279,823
798,000		Sinopec Shanghai Petrochemical Co Ltd	227,002
212,800	e	Sinopharm Group Co	600,125
16,500		Sinotruk Hong Kong Ltd	8,449
457,000		Soho China Ltd	362,532
514,500	e	Sun Art Retail Group Ltd	673,620
199,600		Tencent Holdings Ltd	13,993,931
400,000		Tingyi Cayman Islands Holding Corp	1,034,898
82,000	e	Tsingtao Brewery Co Ltd	601,443
286,000	e	Uni-President China Holdings Ltd	258,724
1,190,000		Want Want China Holdings Ltd	1,608,402
109,200	e	Weichai Power Co Ltd	414,954
211,000	*,m	Wison Engineering Services Co Ltd	26,906
122,000		Wumart Stores, Inc	156,078
158,000		Xinao Gas Holdings Ltd	1,022,282
628,000	e	Yanzhou Coal Mining Co Ltd	470,184
244,000		Yingde Gases	213,972
320,000		Zhejiang Expressway Co Ltd	285,607
113,000	e	Zhongsheng Group Holdings Ltd	166,672
114,000		Zhuzhou CSR Times Electric Co Ltd	351,535
1,282,000	e	Zijin Mining Group Co Ltd	272,319
193,520	e	ZTE Corp	400,833
		TOTAL CHINA	129,702,314

COLOMBIA - 0.9%
36,233		Almacenes Exito S.A.	476,295
19,799		Banco Davivienda S.A.	210,176
30,198		Bancolombia S.A.	329,554
66,250		Bancolombia S.A. (Preference)	730,223
72,289		Cementos Argos S.A.	298,705
28,945	*	Cemex Latam Holdings S.A.	193,835
10,291		Corp Financiera Colombiana S.A.	181,222
1,230,974		Ecopetrol S.A.	2,149,400
50,135		Grupo Argos S.A.	447,651
19,604		Grupo Argos S.A.(Preference)	176,793
233,089		Grupo Aval Acciones y Valores	134,124
5,932		Grupo de Inversiones Suramericana S.A.	91,808
57,245		Interconexion Electrica S.A.	210,701
119,208		Isagen S.A. ESP	173,851
55,025		Suramericana de Inversiones S.A.	837,961
		TOTAL COLOMBIA	6,642,299

CZECH REPUBLIC - 0.2%
32,246		CEZ AS	815,100
2,852		Komercni Banka AS	618,697
19,376		Telefonica O2 Czech Republic AS	280,827
		TOTAL CZECH REPUBLIC	1,714,624

EGYPT - 0.2%
168,248		Commercial International Bank	826,254
502,803		Orascom Telecom Holding SAE	380,933
251

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

177,063	*	Talaat Moustafa Group	$186,205
65,419		Telecom Egypt	141,726
		TOTAL EGYPT	1,535,118

GREECE - 0.5%
286,160	*	Alpha Bank S.A.	259,577
5,637	*	Folli Follie SA	169,919
21,523		Hellenic Petroleum S.A.	208,766
45,860	*	Hellenic Telecommunications Organization S.A.	670,426
18,244	*	JUMBO S.A.	310,032
62,791	*	National Bank of Greece S.A.	277,988
41,786		OPAP S.A.	540,359
202,220	*	Piraeus Bank S.A.	476,821
21,707		Public Power Corp	290,795
9,373	*	Titan Cement Co S.A.	251,563
		TOTAL GREECE	3,456,246

HONG KONG - 0.7%
966,000	e	Belle International Holdings Ltd	1,046,009
469,007		China Resources Cement Holdings Ltd	320,077
1,808,000	*,e	GCL Poly Energy Holdings Ltd	612,400
159,000		Haier Electronics Group Co Ltd	461,238
2,230,000	*,e	Hanergy Solar Group Ltd	315,954
208,000		Intime Retail Group Co Ltd	208,862
133,500		Kingboard Chemical Holdings Ltd	298,356
335,000		Lee & Man Paper Manufacturing Ltd	224,311
248,000		New World China Land Ltd	130,631
118,000		Shenzhou International Group Holdings Ltd	403,936
283,000		Shimao Property Holdings Ltd	618,139
616,000		Sino Biopharmaceutical	520,761
		TOTAL HONG KONG	5,160,674

HUNGARY - 0.2%
11,768		MOL Hungarian Oil and Gas plc	720,230
32,509	e	OTP Bank	595,011
22,297		Richter Gedeon Rt	450,700
		TOTAL HUNGARY	1,765,941

INDIA - 6.0%
32,027		Adani Enterprises Ltd	122,035
5,506		Aditya Birla Nuvo Ltd	96,789
131,308		Ambuja Cements Ltd	333,859
14,077		Apollo Hospitals Enterprise Ltd	209,237
55,786		Asian Paints Ltd	419,628
3,816		Associated Cement Co Ltd	61,520
15,066		Bajaj Holdings and Investment Ltd	456,968
11,784		Bank of Baroda	103,142
115,483		Bharat Heavy Electricals	318,369
64,525		Bharat Petroleum Corp Ltd	373,233
115,948		Bharti Airtel Ltd	581,909
144,075		Cairn India Ltd	745,130
66,389		Cipla Ltd	435,061
252

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

130,767		Coal India Ltd	$514,001
31,088		Dabur India Ltd	85,634
7,019		Divi S Laboratories Ltd	147,415
87,160		DLF Ltd	191,362
19,828		Dr Reddy’s Laboratories Ltd	825,405
60,290		GAIL India Ltd	344,966
1,505		GlaxoSmithKline Consumer Healthcare Ltd	102,387
17,995		Godrej Consumer Products Ltd	216,484
39,851		HCL Technologies Ltd	929,957
226,404		HDFC Bank Ltd	2,276,585
14,536		Hero Honda Motors Ltd	457,117
199,991		Hindalco Industries Ltd	349,639
127,056		Hindustan Lever Ltd	1,155,926
287,766		Housing Development Finance Corp	3,710,217
43,801		ICICI Bank Ltd	687,696
120,592		Idea Cellular Ltd	275,360
89,366		Infosys Technologies Ltd	5,261,681
435,592		ITC Ltd	2,262,060
188,438		Jaiprakash Associates Ltd	121,063
70,900		Jindal Steel & Power Ltd	282,876
14,544		JSW Steel Ltd	212,586
59,384		Kotak Mahindra Bank Ltd	621,839
61,940		Larsen & Toubro Ltd	974,414
45,007		LIC Housing Finance Ltd	140,411
6,734		Lupin Ltd	94,705
41,407		Mahindra & Mahindra Financial Services Ltd	160,269
58,924		Mahindra & Mahindra Ltd	837,644
74,471		Mundra Port and Special Economic Zone Ltd	174,578
2,061		Nestle India Ltd	166,023
215,434		NTPC Ltd	435,452
51,135		Oil India Ltd	386,681
5,109		Piramal Healthcare Ltd	45,579
49,995		Power Finance Corp Ltd	108,407
252,382		Power Grid Corp of India Ltd	385,799
24,664	*	Ranbaxy Laboratories Ltd	127,059
14,450	*	Reliance Capital Ltd	74,668
97,650		Reliance Communication Ventures Ltd	192,273
22,241	*	Reliance Energy Ltd	132,230
269,430		Reliance Industries Ltd	3,575,228
92,766		Reliance Power Ltd	91,836
50,227		Rural Electrification Corp Ltd	144,165
205,149		Sesa Goa Ltd	616,546
23,713		Shriram Transport Finance Co Ltd	236,249
10,237		Siemens India Ltd	90,034
13,761		State Bank of India Ltd (GDR)	660,651
121,139		Sun Pharmaceutical Industries Ltd	1,138,593
91,238		Tata Consultancy Services Ltd	3,260,933
149,313		Tata Motors Ltd	830,837
185,094		Tata Power Co Ltd	218,937
57,188		Tata Steel Ltd	324,381
19,913	*	Tech Mahindra Ltd	567,504
6,613		Ultra Tech Cement Ltd	180,458
253

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

10,870		United Breweries Ltd	$144,967
17,060		United Spirits Ltd	673,150
118,246		Wipro Ltd	1,084,272
33,329		Yes Bank Ltd	163,886
42,909		ZEE Telefilms Ltd	182,427
		TOTAL INDIA	43,910,382

INDONESIA - 2.3%
3,729,000		Adaro Energy Tbk	290,422
2,166,400		Bank Rakyat Indonesia	1,480,475
182,000		Indofood CBP Sukses Makmur Tbk	162,730
70,500		PT Astra Agro Lestari Tbk	123,639
3,925,800		PT Astra International Tbk	2,065,523
2,365,800		PT Bank Central Asia Tbk	1,920,256
574,766		PT Bank Danamon Indonesia Tbk	204,662
1,813,071		PT Bank Mandiri Persero Tbk	1,286,024
1,317,693		PT Bank Negara Indonesia	472,520
1,238,800		PT Bumi Serpong Damai	146,678
1,380,500		PT Charoen Pokphand Indonesia Tbk	465,684
465,500		PT Excelcomindo Pratama	185,268
1,166,000		PT Global MediaCom Tbk	176,148
92,000		PT Gudang Garam Tbk	316,025
110,500		PT Indo Tambangraya Megah	242,730
273,000		PT Indocement Tunggal Prakarsa Tbk	501,280
808,500		PT Indofood Sukses Makmur Tbk	462,185
310,500		PT Jasa Marga Tbk	130,948
4,401,500		PT Kalbe Farma Tbk	505,541
3,722,500		PT Lippo Karawaci Tbk	289,736
245,000	*	PT Matahari Department Store Tbk	233,599
683,000		PT Media Nusantara Citra Tbk	125,386
2,101,200		PT Perusahaan Gas Negara	817,340
558,500		PT Semen Gresik Persero Tbk	648,853
730,500		PT Surya Citra Media Tbk	158,480
213,500		PT Tambang Batubara Bukit Asam Tbk	161,495
8,779,400		PT Telekomunikasi Indonesia Persero Tbk	1,628,015
292,500		PT Unilever Indonesia Tbk	687,434
303,500		PT United Tractors Tbk	478,177
286,000		Tower Bersama Infrastructure	145,144
		TOTAL INDONESIA	16,512,397

KOREA, REPUBLIC OF - 15.0%
628		Amorepacific Corp	590,292
28,940		BS Financial Group	425,591
12,226		Celltrion, Inc	511,154
16,870		Cheil Communications, Inc	438,563
9,103		Cheil Industries, Inc	632,936
1,531		CJ CheilJedang Corp	376,990
2,528		CJ Corp	277,246
5,257		Daelim Industrial Co	402,156
13,510	*	Daewoo Engineering & Construction Co Ltd	85,533
8,210		Daewoo International Corp	312,751
31,412		Daewoo Securities Co Ltd	250,085
254

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

18,560		Daewoo Shipbuilding & Marine Engineering Co Ltd	$590,643
3,300		DC Chemical Co Ltd	578,360
23,730		DGB Financial Group Co Ltd	367,475
7,867		Dongbu Insurance Co Ltd	391,727
1,348		Doosan Corp	171,134
8,987		Doosan Heavy Industries and Construction Co Ltd	304,818
26,980	*	Doosan Infracore Co Ltd	323,932
4,027		E-Mart Co Ltd	970,644
2,432		GLOVIS Co Ltd	513,644
6,750		GS Engineering & Construction Corp	209,141
13,214		GS Holdings Corp	626,429
6,160		Halla Climate Control Corp	225,048
53,687		Hana Financial Group, Inc	2,031,483
13,650		Hankook Tire Co Ltd	781,389
15,830		Hanwha Chemical Corp	290,623
7,681		Hanwha Corp	258,480
3,372		Honam Petrochemical Corp	653,121
103,900	*	Hynix Semiconductor, Inc	3,620,284
4,282		Hyosung Corp	267,472
2,904		Hyundai Department Store Co Ltd	385,745
9,930		Hyundai Development Co	223,891
13,762		Hyundai Engineering & Construction Co Ltd	743,866
8,183		Hyundai Heavy Industries	1,691,272
11,800		Hyundai Marine & Fire Insurance Co Ltd	338,821
13,190		Hyundai Merchant Marine Co Ltd	174,371
2,092		Hyundai Mipo Dockyard	335,606
13,293		Hyundai Mobis	3,807,226
30,045		Hyundai Motor Co	6,520,521
7,057		Hyundai Motor Co Ltd (2nd Preference)	851,982
4,555		Hyundai Motor Co Ltd (Preference)	513,683
20,030		Hyundai Securities Co	106,743
12,734		Hyundai Steel Co	896,879
2,822		Hyundai Wia Corp	421,010
29,510		Industrial Bank of Korea	340,596
4,130		Jinro Ltd	82,221
18,990		Kangwon Land, Inc	596,846
75,356		KB Financial Group, Inc	2,587,726
861		KCC Corp	392,124
51,677		Kia Motors Corp	2,578,329
8,020		Korea Aerospace Industries Ltd	237,132
50,060		Korea Electric Power Corp	1,632,351
5,125		Korea Gas Corp	315,811
6,460		Korea Investment Holdings Co Ltd	236,423
2,452		Korea Kumho Petrochemical	198,403
31,760		Korea Life Insurance Co Ltd	216,481
1,694		Korea Zinc Co Ltd	539,334
4,656		Korean Air Lines Co Ltd	148,253
6,040		KT Corp	174,792
21,431		KT&G Corp	1,515,697
9,137		LG Chem Ltd	2,188,764
1,608		LG Chem Ltd (Preference)	199,200
18,432		LG Corp	980,228
255

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

21,104		LG Electronics, Inc	$1,285,133
1,842		LG Household & Health Care Ltd	815,595
1,763		LG Innotek Co Ltd	138,571
40,180		LG Telecom Ltd	411,410
45,140	*	LG.Philips LCD Co Ltd	1,054,295
112		Lotte Confectionery Co Ltd	194,628
2,097		Lotte Shopping Co Ltd	741,856
3,131		LS Cable Ltd	244,280
2,364		LS Industrial Systems Co Ltd	145,921
4,619		Mirae Asset Securities Co Ltd	153,057
2,974		NCsoft	546,706
5,432		NHN Corp	3,427,345
3,221	*	NHN Entertainment Corp	227,120
690		Orion Corp	561,161
493		Pacific Corp	216,401
12,790		POSCO	3,555,621
2,611		S1 Corp (Korea)	189,422
5,568		Samsung Card Co	180,073
24,475		Samsung Corp	1,331,046
11,556		Samsung Electro-Mechanics Co Ltd	713,223
21,490		Samsung Electronics Co Ltd	25,448,638
4,000		Samsung Electronics Co Ltd (Preference)	3,525,053
5,928		Samsung Engineering Co Ltd	394,969
6,809		Samsung Fire & Marine Insurance Co Ltd	1,571,766
31,620		Samsung Heavy Industries Co Ltd	981,125
11,430		Samsung Life Insurance Co Ltd	1,096,593
6,432		Samsung SDI Co Ltd	853,410
11,791		Samsung Securities Co Ltd	474,671
6,822		Samsung Techwin Co Ltd	334,466
83,066		Shinhan Financial Group Co Ltd	3,505,423
1,241		Shinsegae Co Ltd	264,971
4,001		SK C&C Co Ltd	462,346
4,859		SK Corp	809,133
13,510		SK Energy Co Ltd	1,581,078
21,120		SK Networks Co Ltd	165,300
1,338		SK Telecom Co Ltd	269,587
4,000	e	SK Telecom Co Ltd (ADR)	87,760
12,573		S-Oil Corp	798,436
9,741		Woongjin Coway Co Ltd	631,246
70,080		Woori Finance Holdings Co Ltd	801,727
21,371		Woori Investment & Securities Co Ltd	180,340
1,365		Yuhan Corp	247,513
		TOTAL KOREA, REPUBLIC OF	110,269,886

MALAYSIA - 3.7%
209,600		AirAsia BHD	141,566
143,800		Alliance Financial Group BHD	199,928
334,500		AMMB Holdings BHD	731,743
277,600		Astro Malaysia Holdings BHD	243,901
126,451		Berjaya Sports Toto BHD	152,699
23,100		British American Tobacco Malaysia BHD	419,686
219,400		Bumi Armada BHD	265,544
256

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

915,758		Bumiputra-Commerce Holdings BHD	$1,894,399
343,500		Dialog Group BHD	333,688
673,100		Digi.Com BHD	944,344
219,100		Felda Global Ventures Holdings BHD	285,105
321,100		Gamuda BHD	428,782
511,875		Genting BHD	1,592,968
19,500		Genting Plantations BHD	60,187
75,120		Hong Leong Bank BHD	316,674
3,000		Hong Leong Credit BHD	14,196
460,700	*	IHH Healthcare BHD	507,497
178,000		IJM Corp BHD	315,005
724,700		IOI Corp BHD	904,897
187,900	*	IOI Properties Group Sdn BHD	151,600
91,400		Kuala Lumpur Kepong BHD	640,020
55,000		Lafarge Malayan Cement BHD	139,698
870,704		Malayan Banking BHD	2,508,538
86,623		Malaysia Airports Holdings BHD	217,730
427,700		Maxis BHD	889,538
210,900		MISC BHD	378,275
61,500		MMC Corp BHD	51,301
101,931		Parkson Holdings BHD	89,264
554,200		Petronas Chemicals Group BHD	1,099,758
104,100		Petronas Dagangan BHD	953,374
113,300		Petronas Gas BHD	790,443
87,200		PPB Group BHD	401,994
192,800		Public Bank BHD (Foreign)	1,101,778
582,100		Resorts World BHD	757,021
95,943		RHB Capital BHD	220,325
754,700		Sapurakencana Petroleum BHD	988,787
561,822		Sime Darby BHD	1,509,728
209,800		Telekom Malaysia BHD	345,369
564,750		Tenaga Nasional BHD	1,990,997
496,600		TM International BHD	973,597
297,100		UEM Land Holdings BHD	183,241
88,500		UMW Holdings BHD	313,296
871,700		YTL Corp BHD	400,437
373,966		YTL Power International BHD	208,660
		TOTAL MALAYSIA	27,057,578

MEXICO - 5.1%
543,350		Alfa S.A. de C.V. (Class A)	1,531,650
6,953,570	e	America Movil S.A. de C.V. (Series L)	7,424,628
2,224,100	*,e	Cemex S.A. de C.V.	2,748,944
85,560		Coca-Cola Femsa S.A. de C.V.	911,706
191,186	e	Compartamos SAB de C.V.	343,088
73,800		Controladora Comercial Mexicana S.A. de C.V.	279,937
39,500		El Puerto de Liverpool SAB de C.V.	414,434
60,225		Embotelladoras Arca SAB de C.V.	330,666
263,900		Fibra Uno Administracion S.A. de C.V.	852,041
384,037	e	Fomento Economico Mexicano S.A. de C.V.	3,479,707
151,200	*	Genomma Lab Internacional S.A. de C.V.	374,100
53,928		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	292,503
257

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

36,800		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	$415,080
305,820	e	Grupo Bimbo S.A. de C.V. (Series A)	812,456
95,098		Grupo Carso S.A. de C.V. (Series A1)	496,680
52,100		Grupo Comercial Chedraui S.a. DE C.V.	154,500
487,687		Grupo Financiero Banorte S.A. de C.V.	3,078,401
438,232		Grupo Financiero Inbursa S.A.	1,092,795
357,900		Grupo Financiero Santander Mexico SAB de C.V.	801,756
750,256	e	Grupo Mexico S.A. de C.V. (Series B)	2,428,487
500,726		Grupo Televisa S.A.	2,913,601
28,800	*,e	Industrias CH SAB de C.V.	172,748
26,747		Industrias Penoles S.A. de C.V.	626,277
307,042		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	782,872
198,496	e	Mexichem SAB de C.V.	689,259
116,340	*	Minera Frisco SAB de C.V.	183,374
132,100	*	OHL Mexico SAB de CV	325,163
48,100	*	Promotora y Operadora de Infraestructura SAB de C.V.	584,904
1,053,989	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	2,521,882
		TOTAL MEXICO	37,063,639

PERU - 0.3%
36,122		Cia de Minas Buenaventura S.A. (ADR) (Series B)	447,913
12,672		Credicorp Ltd (NY)	1,671,690
		TOTAL PERU	2,119,603

PHILIPPINES - 0.9%
327,120		Aboitiz Equity Ventures, Inc	374,219
355,500		Aboitiz Power Corp	280,446
395,600		Alliance Global Group, Inc	235,729
34,448		Ayala Corp	398,090
1,117,600		Ayala Land, Inc	643,668
266,816		Banco de Oro Universal Bank	463,718
135,350		Bank of the Philippine Islands	264,678
133,120		DMCI Holdings, Inc	174,870
5,710		Globe Telecom, Inc	214,687
148,030		International Container Term Services, Inc	320,937
387,500		JG Summit Holdings (Series B)	334,998
76,520		Jollibee Foods Corp	255,937
2,223,600		Metro Pacific Investments Corp	210,736
71,033		Metropolitan Bank & Trust	118,649
9,050		Philippine Long Distance Telephone Co	540,768
1,423,700		PNOC Energy Development Corp	164,894
27,040		SM Investments Corp	418,252
1,212,575		SM Prime Holdings	414,068
166,470		Universal Robina	433,312
		TOTAL PHILIPPINES	6,262,656

POLAND - 1.6%
7,112	*	Alior Bank S.A.	198,406
4,106		Bank Handlowy w Warszawie S.A.	134,155
45,714		Bank Millennium S.A.	117,502
25,472		Bank Pekao S.A.	1,495,259
4,869		Bank Zachodni WBK S.A.	609,809
258

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,212		BRE Bank S.A.	$357,246
27,023		Cyfrowy Polsat S.A.	168,923
17,081		Enea S.A.	67,715
15,689		Eurocash S.A.	203,678
20,491	*	Grupa Lotos S.A.	229,117
7,200		Jastrzebska Spolka Weglowa S.A.	105,303
28,011		KGHM Polska Miedz S.A.	970,914
449,595		Polish Oil & Gas Co	660,314
145,300		Polska Grupa Energetyczna S.A.	759,246
73,398		Polski Koncern Naftowy Orlen S.A.	901,000
170,516		Powszechna Kasa Oszczednosci Bank Polski S.A.	2,203,828
10,844		Powszechny Zaklad Ubezpieczen S.A.	1,417,473
91,756		Synthos S.A.	147,164
194,976		Tauron Polska Energia S.A.	264,172
128,314		Telekomunikacja Polska S.A.	427,442
6,955		Zaklady Azotowe w Tarnowie-Moscicach S.A.	115,843
		TOTAL POLAND	11,554,509

RUSSIA - 5.5%
20,633		AFK Sistema (GDR)	556,095
155,758	*	Federal Grid Co Unified Energy System JSC (GDR)	194,853
451,000	d	Gazprom (ADR)	3,747,810
742,827		Gazprom OAO (ADR)	6,117,203
105,480		LUKOIL (ADR)	5,988,496
49,420		Magnit OAO (GDR)	2,601,751
14,049		MegaFon OAO (GDR)	418,633
101,823		MMC Norilsk Nickel (ADR)	1,546,994
93,419		Mobile TeleSystems (ADR)	1,611,478
19,168		NovaTek OAO (GDR)	2,339,671
262,669		Rosneft Oil Co (GDR)	1,796,446
31,070		Rostelecom (ADR)	581,169
201,407		RusHydro (ADR)	314,276
559,317		Sberbank of Russian Federation (ADR)	6,037,933
32,309		Severstal (GDR)	261,177
291,085		Surgutneftegaz (ADR)	2,235,236
52,252		Tatneft (GDR)	1,723,344
47,598		Uralkali (GDR)	1,153,862
487,656		VTB Bank OJSC (GDR)	1,235,847
		TOTAL RUSSIA	40,462,274

SOUTH AFRICA - 6.7%
331,683	e	African Bank Investments Ltd	319,400
18,903		African Rainbow Minerals Ltd	373,610
12,254	e	Anglo Platinum Ltd	489,441
75,686		AngloGold Ashanti Ltd	1,102,259
66,764		Aspen Pharmacare Holdings Ltd	1,513,903
5,407		Assore Ltd	195,366
65,484	e	Barclays Africa Group Ltd	767,971
40,265	e	Barloworld Ltd	379,028
57,226		Bidvest Group Ltd	1,280,181
51,025		Discovery Holdings Ltd	345,092
607,892		FirstRand Ltd	1,709,411
259

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

36,741	e	Foschini Ltd	$307,772
139,995	e	Gold Fields Ltd	485,266
338,601		Growthpoint Properties Ltd	674,889
69,979		Harmony Gold Mining Co Ltd	200,034
105,028	e	Impala Platinum Holdings Ltd	1,097,199
35,260		Imperial Holdings Ltd	587,887
42,351		Investec Ltd	271,300
15,379	e	Kumba Iron Ore Ltd	625,087
39,738	e	Kumba Resources Ltd	536,443
16,705		Liberty Holdings Ltd	172,157
177,850	e	Life Healthcare Group Holdings Pte Ltd	568,748
19,917	e	Massmart Holdings Ltd	217,174
65,520		Mediclinic International Ltd	421,874
190,663		Metropolitan Holdings Ltd	405,099
45,882		Mr Price Group Ltd	568,267
331,419		MTN Group Ltd	5,918,266
106,090		Nampak Ltd	332,570
77,180		Naspers Ltd (N Shares)	7,940,078
38,155	e	Nedbank Group Ltd	664,999
172,396		Network Healthcare Holdings Ltd	345,770
55,767		Northam Platinum Ltd	208,915
37,474	e	Pick’n Pay Stores Ltd	153,410
83,136		PPC Ltd	222,943
490,436		Redefine Income Fund Ltd	390,619
92,756		Remgro Ltd	1,551,536
28,866		Reunert Ltd	165,925
126,188		RMB Holdings Ltd	488,911
97,391		RMI Holdings	215,193
342,824		Sanlam Ltd	1,474,804
104,285		Sappi Ltd	322,752
115,321		Sasol Ltd	5,548,752
84,853		Shoprite Holdings Ltd	1,093,637
31,985		Spar Group Ltd	345,399
237,237	e	Standard Bank Group Ltd	2,507,003
246,301	e	Steinhoff International Holdings Ltd	1,017,403
32,844	e	Tiger Brands Ltd	788,048
84,366		Truworths International Ltd	556,483
71,675	e	Vodacom Group Pty Ltd	758,866
149,228		Woolworths Holdings Ltd	815,545
		TOTAL SOUTH AFRICA	49,442,685

TAIWAN - 11.3%
522,000		Acer, Inc	308,306
1,171,372		Advanced Semiconductor Engineering, Inc	1,073,301
46,900		Advantech Co Ltd	292,859
431,385		Asia Cement Corp	529,093
321,000		Asia Pacific Telecom Co Ltd	158,402
133,500		Asustek Computer, Inc	1,224,805
1,707,000		AU Optronics Corp	496,079
134,000		Catcher Technology Co Ltd	888,845
1,529,496		Cathay Financial Holding Co Ltd	2,300,061
148,600		Chailease Holding Co Ltd	366,501
260

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

860,994		Chang Hwa Commercial Bank	$509,152
320,490		Cheng Shin Rubber Industry Co Ltd	812,572
68,410		Cheng Uei Precision Industry Co Ltd	145,066
74,113		Chicony Electronics Co Ltd	189,159
424,333	*	China Airlines	149,263
2,676,754		China Development Financial Holding Corp	778,765
452,189		China Life Insurance Co Ltd (Taiwan)	430,940
23,000		China Motor Corp	21,328
370,605		China Petrochemical Development Corp	163,509
2,272,618		China Steel Corp	1,952,207
2,691,058		Chinatrust Financial Holding Co	1,771,482
749,600		Chunghwa Telecom Co Ltd	2,246,997
64,497		Clevo Co	132,910
782,000		Compal Electronics, Inc	581,339
111,000		CTCI Corp	150,957
354,000		Delta Electronics, Inc	1,937,387
867,112		E.Sun Financial Holding Co Ltd	537,579
28,000		Eclat Textile Co Ltd	306,041
164,000		Epistar Corp	364,447
257,100	*	Eva Airways Corp	136,788
286,299		Evergreen Marine Corp Tawain Ltd	167,926
162,731		Far Eastern Department Stores Co Ltd	147,951
587,532		Far Eastern Textile Co Ltd	605,843
311,000		Far EasTone Telecommunications Co Ltd	610,980
36,256		Farglory Land Development Co Ltd	58,066
69,000		Feng Hsin Iron & Steel Co	118,063
1,346,805		First Financial Holding Co Ltd	805,164
624,270		Formosa Chemicals & Fibre Corp	1,635,118
6,941		Formosa International Hotels Corp	76,607
334,000		Formosa Petrochemical Corp	842,190
823,600		Formosa Plastics Corp	2,115,124
104,000		Formosa Taffeta Co Ltd	109,918
171,658		Foxconn Technology Co Ltd	385,613
1,354,812		Fubon Financial Holding Co Ltd	1,911,312
1,719,800		Fuhwa Financial Holdings Co Ltd	954,893
53,000		Giant Manufacturing Co Ltd	334,679
1,000		Gourmet Master Co Ltd	6,035
7,000		Hermes Microvision, Inc	203,712
139,500		High Tech Computer Corp	625,563
52,200		Highwealth Construction Corp	104,627
34,524		Hiwin Technologies Corp	312,506
2,165,423		Hon Hai Precision Industry Co, Ltd	6,049,296
48,000		Hotai Motor Co Ltd	582,622
1,004,124		Hua Nan Financial Holdings Co Ltd	565,605
1,359,694		InnoLux Display Corp	471,515
447,060		Inventec Co Ltd	412,460
41,000		Kinsus Interconnect Technology Corp	141,376
7,000		KMC Kuei Meng International In	25,705
20,000		Largan Precision Co Ltd	767,928
70,042		LEE Chang Yung Chem IND Corp	88,895
389,836		Lite-On Technology Corp	577,350
238,352		MediaTek, Inc	3,176,445
261

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,955,655		Mega Financial Holding Co Ltd	$1,578,953
36,000		Merida Industry Co Ltd	222,226
33,513	m	MStar Semiconductor, Inc	355,721
43,553	*	Nan Kang Rubber Tire Co Ltd	52,780
931,860		Nan Ya Plastics Corp	2,030,783
102,000		Novatek Microelectronics Corp Ltd	410,039
298,000		Pegatron Technology Corp	389,437
22,000		Phison Electronics Corp	137,650
394,000		Pou Chen Corp	544,642
118,000		Powertech Technology, Inc	162,831
116,000		President Chain Store Corp	776,722
483,000		Quanta Computer, Inc	1,182,146
84,814		Radiant Opto-Electronics Corp	368,109
79,085		Realtek Semiconductor Corp	215,060
126,735		Ruentex Development Co Ltd	222,428
96,730		Ruentex Industries Ltd	232,215
37,120		Scinopharm Taiwan Ltd	103,891
1,218,725		Shin Kong Financial Holding Co Ltd	408,152
553,000		Siliconware Precision Industries Co	666,244
49,490		Simplo Technology Co Ltd	226,726
1,231,384		SinoPac Financial Holdings Co Ltd	573,739
51,240		Standard Foods Corp	150,531
252,000		Synnex Technology International Corp	427,263
1,257,552		Taishin Financial Holdings Co Ltd	593,713
341,497	*	Taiwan Business Bank	101,359
673,914		Taiwan Cement Corp	983,789
926,074		Taiwan Cooperative Financial Holding	499,300
167,000		Taiwan Fertilizer Co Ltd	348,255
130,129		Taiwan Glass Industrial Corp	127,216
338,200		Taiwan Mobile Co Ltd	992,359
4,794,000		Taiwan Semiconductor Manufacturing Co Ltd	16,507,911
326,000		Teco Electric and Machinery Co Ltd	354,073
48,626		TPK Holding Co Ltd	307,322
28,000		Transcend Information, Inc	83,504
108,540		TSRC Corp	153,925
55,000		U-Ming Marine Transport Corp	91,257
227,000		Unimicron Technology Corp	173,220
880,819		Uni-President Enterprises Corp	1,445,485
2,360,000		United Microelectronics Corp	965,716
104,000		Vanguard International Semiconductor Corp	113,800
520,000		Walsin Lihwa Corp	161,572
413,596		Wistron Corp	341,098
265,500		WPG Holdings Co Ltd	307,999
223,700		Yang Ming Marine Transport	97,213
141,000		Yulon Motor Co Ltd	241,809
33,127		Zhen Ding Technology Holding Ltd	82,728
		TOTAL TAIWAN	82,460,138

THAILAND - 2.0%
198,200		Advanced Info Service PCL (Foreign)	1,255,316
71,900		Airports of Thailand PCL (Foreign)	372,962
254,800		Bangkok Bank PCL (Foreign)	1,321,068
262

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

53,600		Bangkok Dusit Medical Services PCL (Foreign)	$191,369
303,000		Banpu PCL (Foreign)	242,052
158,200		BEC World PCL (Foreign)	223,479
970,600		BTS Group Holdings PCL (Foreign)	236,551
213,100		Central Pattana PCL (Foreign)	242,148
485,100		Charoen Pokphand Foods PCL	418,151
800,100		CP Seven Eleven PCL (Foreign)	949,185
68,900		Glow Energy PCL (Foreign)	141,187
422,133		Home Product Center PCL (Foreign)	109,041
243,178		Indorama Ventures PCL (Foreign)	152,493
2,843,900		IRPC PCL (Foreign)	268,446
336,700		Kasikornbank PCL (Foreign)	1,733,738
609,450		Krung Thai Bank PCL (Foreign)	307,949
195,700		Minor International PCL (Foreign)	123,304
281,184		PTT Exploration & Production PCL (Foreign)	1,302,927
303,541		PTT Global Chemical PCL (Foreign)	653,427
185,500		PTT PCL (Foreign)	1,549,555
7,700		Siam Cement PCL	94,779
67,200		Siam Cement PCL (Foreign)	819,308
324,500		Siam Commercial Bank PCL (Foreign)	1,461,764
246,400		Thai Oil PCL (Foreign)	392,874
1,958,700		TMB Bank PCL (Foreign)	135,040
946,800	*	True Corp PCL (Foreign)	206,519
		TOTAL THAILAND	14,904,632

TURKEY - 1.3%
356,926		Akbank TAS	913,093
37,322		Anadolu Efes Biracilik Ve Malt Sanayii AS	378,344
42,401		Arcelik AS	209,491
39,724		BIM Birlesik Magazalar AS	679,540
11,412		Coca-Cola Icecek AS	238,969
415,887		Emlak Konut Gayrimenkul Yatiri	394,883
67,431		Enka Insaat ve Sanayi AS	192,355
249,713		Eregli Demir ve Celik Fabrikalari TAS	300,190
8,900		Ford Otomotiv Sanayi AS	78,067
159,044		Haci Omer Sabanci Holding AS	527,351
115,910		KOC Holding AS	393,918
6,898		Koza Altin Isletmeleri AS	58,334
23,631		TAV Havalimanlari Holding AS	177,775
18,527		Tofas Turk Otomobil Fabrik	87,147
33,601		Tupras Turkiye Petrol Rafine	553,856
93,448		Turk Hava Yollari	279,374
74,771		Turk Sise ve Cam Fabrikalari AS	82,814
83,061		Turk Telekomunikasyon AS	206,505
147,732	*	Turkcell Iletisim Hizmet AS	729,746
460,506		Turkiye Garanti Bankasi AS	1,219,217
122,718		Turkiye Halk Bankasi AS	607,880
317,747		Turkiye Is Bankasi (Series C)	571,213
145,963		Turkiye Vakiflar Bankasi Tao	223,706
24,562		Ulker Biskuvi Sanayi AS	151,255
168,341		Yapi ve Kredi Bankasi	237,753
		TOTAL TURKEY	9,492,776
263

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

UKRAINE - 0.0%
9,473	*	Kernel Holding S.A.	$114,206
		TOTAL UKRAINE	114,206

UNITED STATES - 4.9%
429,000	e	iShares MSCI Emerging Markets	16,383,510
51,000	e	iShares MSCI South Korea Index Fund	3,011,040
32,996		Southern Copper Corp (NY)	923,228
414,400	e	Vanguard Emerging Markets ETF	15,610,448
		TOTAL UNITED STATES	35,928,226

		TOTAL COMMON STOCKS	715,153,753
		(Cost $746,948,472)

PREFERRED STOCKS - 0.3%

BRAZIL - 0.3%
556,258		ITAUSA Investimentos Itau PR	1,930,298
		TOTAL BRAZIL	1,930,298

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	679
		TOTAL PHILIPPINES	679

		TOTAL PREFERRED STOCKS	1,930,977
		(Cost $2,491,044)

RIGHTS / WARRANTS - 0.0%
MALAYSIA - 0.0%
3,900		Genting Plantations BHD	3,485
		TOTAL MALAYSIA	3,485

		TOTAL RIGHTS / WARRANTS	3,485
		(Cost $2,025)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 10.4%
GOVERNMENT AGENCY DEBT - 1.5%
$5,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.045%	02/20/14	4,999,881
5,700,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.035	02/24/14	5,699,873
		TOTAL GOVERNMENT AGENCY DEBT			10,699,754

TREASURY DEBT - 0.4%
3,300,000	d	United States Treasury Bill	0.053	03/13/14	3,299,805
		TOTAL TREASURY DEBT			3,299,805
264

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.5%
62,360,939	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$62,360,939
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	62,360,939
		TOTAL SHORT-TERM INVESTMENTS	76,360,498
		(Cost $76,360,498)

		TOTAL INVESTMENTS - 108.3%	793,448,713
		(Cost $825,802,039)
		OTHER ASSETS & LIABILITIES, NET - (8.3)%	(60,780,242)
		NET ASSETS - 100.0%	$732,668,471

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $59,474,773.
m	Indicates a security that has been deemed illiquid.
265

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2014

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$214,642,320	29.3%
INFORMATION TECHNOLOGY	114,864,642	15.7
ENERGY	73,411,806	10.0
MATERIALS	66,162,073	9.0
CONSUMER DISCRETIONARY	61,329,987	8.4
CONSUMER STAPLES	57,515,553	7.9
TELECOMMUNICATION SERVICES	50,058,328	6.8
INDUSTRIALS	44,055,549	6.0
UTILITIES	23,369,275	3.2
HEALTH CARE	11,678,682	1.6
SHORT - TERM INVESTMENTS	76,360,498	10.4
OTHER ASSETS & LIABILITIES, NET	(60,780,242)	(8.3)

NET ASSETS	$732,668,471	100.0%
266

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUSTRALIA - 7.3%
235,711		AGL Energy Ltd	$3,136,808
161,906	e	ALS Ltd	1,130,608
1,072,149		Alumina Ltd	1,189,087
509,601		Amcor Ltd	4,780,215
1,244,024		AMP Ltd	4,643,487
358,122		APA Group	1,876,381
408,960		Asciano Group	2,007,122
1,159,844		Australia & New Zealand Banking Group Ltd	30,550,575
81,790		Australian Stock Exchange Ltd	2,547,045
138,259		Bank of Queensland Ltd	1,378,791
173,390		Bendigo Bank Ltd	1,759,639
989,098	*,m	BGP Holdings plc	0
1,356,064		BHP Billiton Ltd	43,306,274
328,452	e	Boral Ltd	1,364,140
658,065		Brambles Ltd	5,187,281
57,469		Caltex Australia Ltd	973,085
890,335		CFS Gandel Retail Trust	1,510,106
243,746		Coca-Cola Amatil Ltd	2,492,318
24,318	e	Cochlear Ltd	1,217,612
681,312		Commonwealth Bank of Australia	44,235,142
196,851		Computershare Ltd	1,923,213
170,487		Crown Ltd	2,488,222
205,559		CSL Ltd	12,652,555
1,963,880		DB RREEF Trust	1,712,822
342,999		Echo Entertainment Group Ltd	708,790
590,327		Federation Centres	1,171,232
23,744	e	Flight Centre Ltd	983,991
656,948	e	Fortescue Metals Group Ltd	3,047,222
721,886		GPT Group (ASE)	2,281,228
220,625	e	Harvey Norman Holdings Ltd	577,919
175,237	e	Iluka Resources Ltd	1,337,802
694,592		Incitec Pivot Ltd	1,735,062
969,449		Insurance Australia Group Ltd	4,643,542
71,648	e	Leighton Holdings Ltd	1,029,735
231,038		Lend Lease Corp Ltd	2,128,251
726,257		Macquarie Goodman Group	2,967,521
121,140		Macquarie Group Ltd	5,714,691
372,837	e	Metcash Ltd	983,875
1,537,538		Mirvac Group	2,246,872
992,936		National Australia Bank Ltd	28,866,233
323,544		Newcrest Mining Ltd	2,668,655
155,286		Orica Ltd	3,196,446
463,491		Origin Energy Ltd	5,664,190
492,948		Qantas Airways Ltd	472,021
267

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

515,661		QBE Insurance Group Ltd	$5,180,228
863,953		QR National Ltd	3,715,336
55,369		Ramsay Health Care Ltd	2,126,007
22,085		REA Group Ltd	784,905
183,870		Rio Tinto Ltd	10,447,879
408,161		Santos Ltd	4,768,870
135,360		Seek Ltd	1,469,333
159,393		Sonic Healthcare Ltd	2,300,677
675,389		SP AusNet	734,524
974,564		Stockland Trust Group	3,094,674
542,462		Suncorp-Metway Ltd	5,766,542
458,496		Sydney Airport	1,581,281
316,828	e	Tabcorp Holdings Ltd	957,164
574,812		Tattersall’s Ltd	1,502,614
1,840,602		Telstra Corp Ltd	8,284,197
289,723		Toll Holdings Ltd	1,414,913
601,003		Transurban Group	3,631,334
272,301		Treasury Wine Estates Ltd	871,022
419,903		Wesfarmers Ltd	15,406,951
870,179		Westfield Group	7,780,823
1,272,376		Westfield Retail Trust	3,361,606
1,311,824		Westpac Banking Corp	35,355,705
277,912		Woodside Petroleum Ltd	9,089,049
528,149		Woolworths Ltd	15,745,689
87,479		WorleyParsons Ltd	1,260,014
		TOTAL AUSTRALIA	393,119,143

AUSTRIA - 0.3%
30,762		Andritz AG.	1,687,966
109,358		Erste Bank der Oesterreichischen Sparkassen AG.	3,967,801
69,565	*,e,m	Immoeast AG.	0
406,263		Immofinanz Immobilien Anlagen AG.	1,916,187
62,570		OMV AG.	2,708,859
21,088	e	Raiffeisen International Bank Holding AG.	808,601
90,500		Telekom Austria AG.	790,620
47,233		Voestalpine AG.	2,114,045
16,295		Wiener Staedtische Allgemeine Versicherung AG.	773,096
		TOTAL AUSTRIA	14,767,175

BELGIUM - 1.1%
94,248		Ageas	4,044,341
63,792	e	Belgacom S.A.	1,821,024
30,899		Colruyt S.A.	1,752,852
43,294		Delhaize Group	2,780,704
33,384		Groupe Bruxelles Lambert S.A.	3,011,832
339,698		InBev NV	32,557,584
106,014		KBC Groep NV	6,252,725
24,998		Solvay S.A.	3,490,266
22,274		Telenet Group Holding NV	1,323,303
46,304		UCB S.A.	3,274,142
49,182	e	Umicore	2,102,984
		TOTAL BELGIUM	62,411,757
268

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.1%
1,553,000		BOC Hong Kong Holdings Ltd	$4,719,955
814,000	e	Yangzijiang Shipbuilding	732,675
		TOTAL CHINA	5,452,630

DENMARK - 1.3%
233		AP Moller - Maersk AS (Class A)	2,494,096
554		AP Moller - Maersk AS (Class B)	6,190,246
45,333		Carlsberg AS (Class B)	4,426,355
47,052		Coloplast AS	3,534,568
278,644		Danske Bank AS	6,302,182
76,416		DSV AS	2,453,519
841,321		Novo Nordisk AS	33,303,684
95,612		Novozymes AS	4,131,680
340,443		TDC AS	3,199,884
10,038		TrygVesta AS	958,574
10,970	e	William Demant Holding	1,009,524
		TOTAL DENMARK	68,004,312

FINLAND - 0.9%
58,320	e	Elisa Oyj (Series A)	1,495,009
187,658		Fortum Oyj	4,032,845
132,252	e	Kone Oyj (Class B)	5,366,891
54,951	e	Metso Oyj	1,715,343
54,177	e	Neste Oil Oyj	967,080
1,582,368	*	Nokia Oyj	10,951,276
47,471	e	Nokian Renkaat Oyj	1,997,238
59,222		OKO Bank (Class A)	1,159,845
41,588	e	Orion Oyj (Class B)	1,085,463
177,026		Sampo Oyj (A Shares)	8,208,318
232,537		Stora Enso Oyj (R Shares)	2,170,331
223,378		UPM-Kymmene Oyj	3,421,398
74,674	e	Wartsila Oyj (B Shares)	4,043,744
		TOTAL FINLAND	46,614,781

FRANCE - 9.6%
67,186		Accor S.A.	3,202,756
12,179		Aeroports de Paris	1,374,102
131,952		Air Liquide	16,559,885
1,176,362	*,e	Alcatel S.A.	4,705,061
91,578		Alstom RGPT	2,586,724
26,711		Arkema	2,845,066
29,599		Atos Origin S.A.	2,588,463
757,862		AXA S.A.	19,879,437
421,368		BNP Paribas	32,531,754
81,256		Bouygues S.A.	3,105,760
92,659		Bureau Veritas S.A.	2,406,992
60,936		Cap Gemini S.A.	4,145,107
260,321		Carrefour S.A.	8,945,248
24,040		Casino Guichard Perrachon S.A.	2,477,801
23,108		Christian Dior S.A.	4,224,092
269

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

72,671		CNP Assurances	$1,421,860
175,514		Compagnie de Saint-Gobain	9,204,394
66,547		Compagnie Generale de Geophysique S.A.	988,516
86,758		Compagnie Generale d’Optique Essilor International S.A.	8,706,052
424,987		Credit Agricole S.A.	5,702,565
26,396		Dassault Systemes S.A.	3,129,620
84,916		Edenred	2,369,513
102,151		Electricite de France	3,467,670
13,191		Eurazeo	942,677
249,573		European Aeronautic Defence and Space Co	17,681,060
59,993	e	Eutelsat Communications	1,820,274
12,013		Fonciere Des Regions	984,455
784,624		France Telecom S.A.	9,713,041
561,804		Gaz de France	12,400,963
9,532		Gecina S.A.	1,161,254
240,395		Groupe Danone	15,870,414
233,948		Groupe Eurotunnel S.A.	2,579,356
15,240		Icade	1,336,600
10,813		Iliad S.A.	2,476,276
14,526		Imerys S.A.	1,181,130
28,530		JC Decaux S.A.	1,216,646
42,257		Klepierre	1,831,424
79,015		Lafarge S.A.	5,663,616
47,411		Lagardere S.C.A.	1,673,602
110,844		Legrand S.A.	5,875,506
102,262		L’Oreal S.A.	16,788,804
107,353		LVMH Moet Hennessy Louis Vuitton S.A.	19,097,432
79,385		Michelin (C.G.D.E.) (Class B)	8,350,532
396,448		Natixis	2,325,619
90,028		Pernod-Ricard S.A.	9,668,176
31,936		PPR	6,369,269
76,672		Publicis Groupe S.A.	6,788,289
10,647	e	Remy Cointreau S.A.	793,866
81,321		Renault S.A.	7,064,274
90,340		Rexel S.A.	2,321,081
114,525		Safran S.A.	8,138,860
504,623		Sanofi-Aventis	49,332,383
226,445	*	Schneider Electric S.A.	18,244,652
7,350		Schneider Electric S.A.	590,840
65,303		SCOR	2,115,586
12,063		Societe BIC S.A.	1,388,152
304,107		Societe Generale	17,181,989
39,289	e	Sodexho Alliance S.A.	3,869,314
116,900		Suez Environnement S.A.	2,093,761
43,143		Technip S.A.	3,678,778
38,213		Thales S.A.	2,486,692
903,914		Total S.A.	51,569,767
41,210		Unibail-Rodamco	9,918,085
31,994		Valeo S.A.	3,570,061
45,348		Vallourec	2,264,028
151,645		Veolia Environnement	2,377,550
202,993		Vinci S.A.	13,273,555
270

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

509,998		Vivendi Universal S.A.	$13,690,435
13,800		Wendel	1,870,478
14,135	e	Zodiac S.A.	2,493,621
		TOTAL FRANCE	520,692,661

GERMANY - 9.3%
88,391		Adidas-Salomon AG.	9,854,837
192,610		Allianz AG.	32,019,553
16,723	e	Axel Springer AG.	1,067,938
388,045		BASF AG.	41,486,613
349,341		Bayer AG.	45,975,259
139,853		Bayerische Motoren Werke AG.	15,181,512
22,651		Bayerische Motoren Werke AG. (Preference)	1,815,275
42,592		Beiersdorf AG.	4,209,751
21,456		Brenntag AG.	3,698,432
35,030	e	Celesio AG.	1,153,946
409,781	*	Commerzbank AG.	6,936,735
46,440		Continental AG.	9,966,716
406,561		Daimler AG. (Reg)	33,958,334
431,000		Deutsche Bank AG.	20,745,942
81,549		Deutsche Boerse AG.	6,262,341
95,780		Deutsche Lufthansa AG.	2,275,164
383,942		Deutsche Post AG.	13,260,505
1,222,605		Deutsche Telekom AG.	19,768,462
125,860		Deutsche Wohnen AG.	2,355,396
762,035		E.ON AG.	13,792,556
15,058	e	Fraport AG. Frankfurt Airport Services Worldwide	1,111,155
91,370		Fresenius Medical Care AG.	6,438,964
52,885		Fresenius SE	8,255,431
15,036	e	Fuchs Petrolub AG. (Preference)	1,353,209
77,815		GEA Group AG.	3,639,982
25,953		Hannover Rueckversicherung AG.	2,058,846
59,410		HeidelbergCement AG.	4,409,369
54,853		Henkel KGaA	5,330,709
75,330		Henkel KGaA (Preference)	8,154,193
13,028		Hochtief AG.	1,037,040
13,068		Hugo Boss AG.	1,650,934
456,789		Infineon Technologies AG.	4,693,514
72,795	e	K&S AG.	2,180,047
9,299		Kabel Deutschland Holding AG.	1,221,798
34,999	e	Lanxess AG.	2,293,607
78,493		Linde AG.	14,832,632
15,165	e	MAN AG.	1,846,118
27,115		Merck KGaA	4,198,519
54,788		Metro AG.	2,252,496
75,814		Muenchener Rueckver AG.	15,623,774
35,315	*	Osram Licht AG.	2,063,969
64,780		Porsche AG.	6,319,980
184,760	*	Premiere AG.	1,676,430
78,473		ProSiebenSat. Media AG.	3,515,327
16,302		RTL Group	1,986,338
207,173		RWE AG.	7,644,360
271

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

389,475		SAP AG.	$29,798,587
335,065	e	Siemens AG.	42,390,397
34,738	e	Suedzucker AG.	865,728
117,795		Telefonica Deutschland Holding AG.	938,453
191,530		ThyssenKrupp AG.	4,918,410
44,997		United Internet AG.	1,965,301
12,399		Volkswagen AG.	3,002,493
61,079		Volkswagen AG. (Preference)	15,414,448
		TOTAL GERMANY	500,867,825

HONG KONG - 2.6%
5,090,000		AIA Group Ltd	23,462,599
98,300	e	ASM Pacific Technology	920,525
508,662		Bank of East Asia Ltd	1,932,766
481,000		Cathay Pacific Airways Ltd	1,000,669
588,000		Cheung Kong Holdings Ltd	8,722,250
263,000		Cheung Kong Infrastructure Holdings Ltd	1,544,748
745,000		CLP Holdings Ltd	5,620,759
1,017,750		First Pacific Co	1,002,898
890,000	*	Galaxy Entertainment Group Ltd	8,699,378
932,000		Hang Lung Properties Ltd	2,594,090
326,600		Hang Seng Bank Ltd	5,127,091
444,258		Henderson Land Development Co Ltd	2,389,797
952,000		HKT Trust and HKT Ltd	911,291
2,414,084		Hong Kong & China Gas Ltd	4,969,826
588,000		Hong Kong Electric Holdings Ltd	4,409,150
466,492		Hong Kong Exchanges and Clearing Ltd	7,314,406
239,040		Hopewell Holdings	828,231
900,000		Hutchison Whampoa Ltd	11,145,532
263,792		Hysan Development Co Ltd	1,039,969
275,123		Kerry Properties Ltd	882,399
2,470,600	e	Li & Fung Ltd	3,420,408
984,491		Link REIT	4,451,569
612,143		MTR Corp	2,168,923
1,616,843		New World Development Ltd	2,021,981
1,855,999		Noble Group Ltd	1,377,159
621,615		NWS Holdings Ltd	901,398
1,606,000		PCCW Ltd	730,959
1,021,600		Sands China Ltd	7,845,124
654,192		Shangri-La Asia Ltd	1,085,314
1,233,367		Sino Land Co	1,637,076
815,000		SJM Holdings Ltd	2,526,134
680,378		Sun Hung Kai Properties Ltd	8,296,135
286,000		Swire Pacific Ltd (Class A)	3,081,724
506,200		Swire Properties Ltd	1,304,109
639,762		Wharf Holdings Ltd	4,355,128
389,000		Wheelock & Co Ltd	1,582,708
314,500		Yue Yuen Industrial Holdings	970,327
		TOTAL HONG KONG	142,274,550

IRELAND - 0.6%
9,652,707	*	Bank of Ireland	3,821,103
272

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

307,910		CRH plc	$7,915,257
67,097	*,m	Irish Bank Resolution Corp Ltd	0
186,866		James Hardie Industries NV	2,112,084
63,108		Kerry Group plc (Class A)	4,247,175
41,178	*	Ryanair Holdings plc	350,603
6,628	*	Ryanair Holdings plc (ADR)	313,173
233,775		Shire Ltd	11,666,876
		TOTAL IRELAND	30,426,271

ISRAEL - 0.5%
429,178		Bank Hapoalim Ltd	2,228,605
518,732	*	Bank Leumi Le-Israel	1,970,472
807,908		Bezeq Israeli Telecommunication Corp Ltd	1,231,191
1,655		Delek Group Ltd	590,477
188,261		Israel Chemicals Ltd	1,538,970
1,137	*	Israel Corp Ltd	571,590
59,619		Mizrahi Tefahot Bank Ltd	726,092
23,952		Nice Systems Ltd	939,291
359,835		Teva Pharmaceutical Industries Ltd	16,038,148
		TOTAL ISRAEL	25,834,836

ITALY - 2.2%
492,802		Assicurazioni Generali S.p.A.	10,633,109
158,079		Autostrade S.p.A.	3,595,568
4,921,400		Banca Intesa S.p.A.	13,263,955
2,654,715	e	Banca Monte dei Paschi di Siena S.p.A.	601,717
361,957		Banche Popolari Unite Scpa	2,632,722
749,010		Enel Green Power S.p.A	1,887,763
2,783,171		Enel S.p.A.	12,666,877
1,074,632		ENI S.p.A.	24,403,423
41,042		Exor S.p.A.	1,604,967
370,199	e	Fiat S.p.A.	3,682,112
171,612	*	Finmeccanica S.p.A.	1,503,768
380,554	*,e	Fondiaria-Sai S.p.A	1,141,921
70,520		Luxottica Group S.p.A.	3,737,019
218,685		Mediobanca S.p.A.	1,999,570
99,235	e	Pirelli & C S.p.A.	1,595,992
86,839		Prysmian S.p.A.	2,120,103
112,320		Saipem S.p.A.	2,629,990
853,726		Snam Rete Gas S.p.A.	4,680,087
2,558,474		Telecom Italia RSP	2,155,084
4,267,023		Telecom Italia S.p.A.	4,738,571
632,382		Terna Rete Elettrica Nazionale S.p.A.	3,065,977
1,836,171		UniCredit S.p.A	13,743,944
		TOTAL ITALY	118,084,239

JAPAN - 20.5%
11,500		ABC-Mart, Inc	497,236
169,700	e	Acom Co Ltd	499,159
62,200	e	Advantest Corp	656,523
254,700		Aeon Co Ltd	3,175,863
28,500		Aeon Credit Service Co Ltd	660,936
273

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

47,900		Aeon Mall Co Ltd	$1,408,070
60,000		Air Water, Inc	884,203
81,500		Aisin Seiki Co Ltd	3,000,866
254,000		Ajinomoto Co, Inc	3,584,693
17,400		Alfresa Holdings Corp	988,651
483,000	e	All Nippon Airways Co Ltd	1,023,640
152,000		Amada Co Ltd	1,229,803
447,000		Aozora Bank Ltd	1,273,883
164,300		Asahi Breweries Ltd	4,467,993
428,000	e	Asahi Glass Co Ltd	2,421,224
534,000		Asahi Kasei Corp	4,040,767
66,800		Asics Corp	1,153,752
183,500		Astellas Pharma, Inc	11,339,950
132,000		Bank of Kyoto Ltd	1,051,454
495,000		Bank of Yokohama Ltd	2,488,203
31,000		Benesse Corp	1,221,235
274,900		Bridgestone Corp	9,869,547
100,000		Brother Industries Ltd	1,257,392
30,300		Calbee, Inc	699,105
479,100		Canon, Inc	13,994,911
93,600	e	Casio Computer Co Ltd	1,011,344
61,000		Central Japan Railway Co	6,684,331
317,000		Chiba Bank Ltd	2,006,015
66,000		Chiyoda Corp	1,014,585
272,400		Chubu Electric Power Co, Inc	3,228,485
94,558		Chugai Pharmaceutical Co Ltd	2,145,026
67,000		Chugoku Bank Ltd	824,726
126,300		Chugoku Electric Power Co, Inc	1,639,248
111,300		Citizen Watch Co Ltd	866,741
25,600		Coca-Cola West Japan Co Ltd	501,649
66,000		Credit Saison Co Ltd	1,613,514
235,000		Dai Nippon Printing Co Ltd	2,319,694
119,000		Daicel Chemical Industries Ltd	954,241
120,000		Daido Steel Co Ltd	596,684
80,600	*	Daihatsu Motor Co Ltd	1,257,038
359,200		Dai-ichi Mutual Life Insurance Co	5,389,864
284,600		Daiichi Sankyo Co Ltd	4,743,657
99,000		Daikin Industries Ltd	5,678,617
67,100		Dainippon Sumitomo Pharma Co Ltd	1,139,892
30,700		Daito Trust Construction Co Ltd	2,899,886
251,000		Daiwa House Industry Co Ltd	4,760,965
702,000		Daiwa Securities Group, Inc	6,510,631
45,100	e	Dena Co Ltd	866,046
205,400		Denso Corp	10,563,417
91,400		Dentsu, Inc	3,585,300
22,900		Don Quijote Co Ltd	1,403,628
142,000		East Japan Railway Co	10,488,238
106,900		Eisai Co Ltd	4,085,983
49,300		Electric Power Development Co	1,460,585
23,800	e	FamilyMart Co Ltd	1,072,940
81,000		Fanuc Ltd	13,126,824
22,400		Fast Retailing Co Ltd	8,148,635
274

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

236,000		Fuji Electric Holdings Co Ltd	$1,022,390
195,700		Fuji Folms Holdings Corp	5,703,074
247,900		Fuji Heavy Industries Ltd	6,758,128
787,000		Fujitsu Ltd	4,399,398
329,000		Fukuoka Financial Group, Inc	1,370,819
44,800	e	Gree, Inc	440,822
146,600	*,e	GungHo Online Entertainment Inc	905,835
157,000		Gunma Bank Ltd	830,838
167,000		Hachijuni Bank Ltd	922,156
100,900		Hakuhodo DY Holdings, Inc	815,026
29,700		Hamamatsu Photonics KK	1,245,975
480,000		Hankyu Hanshin Holdings, Inc	2,428,941
109,600		Hino Motors Ltd	1,594,884
12,600		Hirose Electric Co Ltd	1,764,490
203,000		Hiroshima Bank Ltd	819,812
26,100		Hisamitsu Pharmaceutical Co, Inc	1,174,247
43,700		Hitachi Chemical Co Ltd	626,608
45,500		Hitachi Construction Machinery Co Ltd	869,165
25,300		Hitachi High-Technologies Corp	579,334
2,042,000		Hitachi Ltd	15,566,969
82,000		Hitachi Metals Ltd	1,291,775
77,300	e	Hokkaido Electric Power Co, Inc	808,725
492,000		Hokuhoku Financial Group, Inc	932,221
70,800		Hokuriku Electric Power Co	862,854
688,800		Honda Motor Co Ltd	25,818,392
183,800		Hoya Corp	5,079,089
47,700		Ibiden Co Ltd	874,264
37,600		Idemitsu Kosan Co Ltd	834,218
55,300	*	Iida Group Holdings Co Ltd	980,754
370,700		Inpex Holdings, Inc	4,392,331
148,980		Isetan Mitsukoshi Holdings Ltd	1,884,635
560,000		Ishikawajima-Harima Heavy Industries Co Ltd	2,539,373
505,000		Isuzu Motors Ltd	2,989,488
636,000		Itochu Corp	7,770,185
10,500	e	Itochu Techno-Science Corp	432,348
106,000		Iyo Bank Ltd	990,913
201,400		J Front Retailing Co Ltd	1,342,496
25,300		Japan Airlines Co Ltd	1,266,358
11,700		Japan Petroleum Exploration Co	433,568
334		Japan Prime Realty Investment Corp	1,142,915
505		Japan Real Estate Investment Corp	2,606,639
979		Japan Retail Fund Investment Corp	1,966,985
132,000		Japan Steel Works Ltd	652,062
464,800		Japan Tobacco, Inc	14,348,113
207,600		JFE Holdings, Inc	4,301,989
88,000		JGC Corp	3,318,670
269,000		Joyo Bank Ltd	1,273,297
75,100		JSR Corp	1,337,283
86,800		JTEKT Corp	1,277,971
952,100		JX Holdings, Inc	4,589,775
355,000		Kajima Corp	1,307,805
62,400		Kakaku.com, Inc	1,179,911
275

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

97,000		Kamigumi Co Ltd	$868,794
118,000		Kaneka Corp	729,780
296,800	*	Kansai Electric Power Co, Inc	3,191,086
97,000		Kansai Paint Co Ltd	1,310,231
218,300		Kao Corp	6,920,514
600,000		Kawasaki Heavy Industries Ltd	2,594,851
227,400		KDDI Corp	12,521,134
199,000	e	Keihin Electric Express Railway Co Ltd	1,570,768
243,000		Keio Corp	1,557,253
116,000		Keisei Electric Railway Co Ltd	1,026,760
19,200		Keyence Corp	7,883,758
67,000		Kikkoman Corp	1,189,732
56,000		Kinden Corp	546,131
758,000	e	Kintetsu Corp	2,606,172
369,000		Kirin Brewery Co Ltd	5,018,293
1,053,000		Kobe Steel Ltd	1,744,329
42,000		Koito Manufacturing Co Ltd	854,580
395,200		Komatsu Ltd	8,342,199
42,100	e	Konami Corp	1,000,619
201,000		Konica Minolta Holdings, Inc	2,121,983
451,000		Kubota Corp	6,941,464
143,600		Kuraray Co Ltd	1,609,894
45,300		Kurita Water Industries Ltd	965,288
137,500		Kyocera Corp	6,148,966
98,000		Kyowa Hakko Kogyo Co Ltd	992,881
180,100		Kyushu Electric Power Co, Inc	2,066,489
27,200		Lawson, Inc	1,978,794
112,600		LIXIL Group Corp	2,900,962
10,700		Mabuchi Motor Co Ltd	614,297
47,400		Makita Corp	2,466,141
698,000		Marubeni Corp	4,869,415
95,100		Marui Co Ltd	890,869
19,900		Maruichi Steel Tube Ltd	517,613
932,300		Matsushita Electric Industrial Co Ltd	10,566,363
1,140,000		Mazda Motor Corp	5,467,605
28,100	e	McDonald’s Holdings Co Japan Ltd	736,747
56,500		Mediceo Paltac Holdings Co Ltd	825,047
25,900		MEIJI Holdings Co Ltd	1,616,280
293,500		Millea Holdings, Inc	8,569,664
24,100		Miraca Holdings, Inc	1,138,872
574,500	e	Mitsubishi Chemical Holdings Corp	2,442,092
593,700		Mitsubishi Corp	10,915,842
816,000		Mitsubishi Electric Corp	9,216,888
528,000		Mitsubishi Estate Co Ltd	12,968,264
163,000		Mitsubishi Gas Chemical Co, Inc	1,144,816
1,283,000		Mitsubishi Heavy Industries Ltd	8,281,998
51,000		Mitsubishi Logistics Corp	712,699
471,000		Mitsubishi Materials Corp	1,581,172
184,299	e	Mitsubishi Motors Corp	1,973,217
5,390,880		Mitsubishi UFJ Financial Group, Inc	32,408,764
245,500		Mitsubishi UFJ Lease & Finance Co Ltd	1,282,545
734,200		Mitsui & Co Ltd	9,831,891
276

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

343,000	e	Mitsui Chemicals, Inc	$818,781
354,000		Mitsui Fudosan Co Ltd	11,179,081
461,000		Mitsui OSK Lines Ltd	1,889,632
214,300		Mitsui Sumitomo Insurance Group Holdings, Inc	4,965,159
1,404,000		Mitsui Trust Holdings, Inc	6,660,754
9,724,107		Mizuho Financial Group, Inc	20,608,501
85,700		Murata Manufacturing Co Ltd	7,957,528
46,000		Nabtesco Corp	1,019,768
74,500		Namco Bandai Holdings, Inc	1,690,730
1,051,000		NEC Corp	3,037,223
46,300		Nexon Co Ltd	400,062
114,000		NGK Insulators Ltd	1,922,265
75,088		NGK Spark Plug Co Ltd	1,732,245
65,600		NHK Spring Co Ltd	670,560
42,900	e	Nidec Corp	4,772,883
144,000		Nikon Corp	2,460,059
44,900		Nintendo Co Ltd	5,149,846
585		Nippon Building Fund, Inc	3,324,443
158,000		Nippon Electric Glass Co Ltd	711,493
328,000		Nippon Express Co Ltd	1,540,642
71,000		Nippon Meat Packers, Inc	1,209,019
73,000		Nippon Paint Co Ltd	1,199,912
111		Nippon ProLogis REIT, Inc	1,115,592
3,210,000		Nippon Steel Corp	9,736,671
159,100		Nippon Telegraph & Telephone Corp	8,515,367
688,000		Nippon Yusen Kabushiki Kaisha	2,129,068
270,000		Nishi-Nippon City Bank Ltd	680,690
1,051,000		Nissan Motor Co Ltd	9,015,800
87,200	e	Nisshin Seifun Group, Inc	866,656
25,500	e	Nissin Food Products Co Ltd	1,103,866
14,250		Nitori Co Ltd	1,383,916
69,800		Nitto Denko Corp	3,103,569
141,500		NKSJ Holdings, Inc	3,682,585
40,500		NOK Corp	652,476
1,534,200	*	Nomura Holdings, Inc	10,659,623
52,400		Nomura Real Estate Holdings, Inc	1,062,017
148		Nomura Real Estate Office Fund, Inc	652,929
43,200		Nomura Research Institute Ltd	1,419,807
198,000		NSK Ltd	2,220,087
53,200		NTT Data Corp	1,875,730
648,000		NTT DoCoMo, Inc	10,374,997
49,700		NTT Urban Development Corp	483,759
274,000		Obayashi Corp	1,617,622
264,000	e	Odakyu Electric Railway Co Ltd	2,315,539
337,000		OJI Paper Co Ltd	1,587,999
101,300		Olympus Corp	2,976,421
86,700		Omron Corp	3,427,894
34,900		Ono Pharmaceutical Co Ltd	3,033,069
15,300		Oracle Corp Japan	607,629
21,000		Oriental Land Co Ltd	3,186,840
534,800		ORIX Corp	8,111,911
786,000		Osaka Gas Co Ltd	3,174,377
277

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

104,400	e	Osaka Securities Exchange Co Ltd	$2,522,338
6,700		Otsuka Corp	794,696
153,200		Otsuka Holdings KK	4,687,550
41,400		Park24 Co Ltd	851,953
307,200		Rakuten, Inc	5,026,608
785,500		Resona Holdings, Inc	4,140,432
283,500		Ricoh Co Ltd	2,979,101
14,300		Rinnai Corp	1,112,611
40,700		Rohm Co Ltd	2,028,269
23,000		Sankyo Co Ltd	1,087,966
20,600	e	Sanrio Co Ltd	757,732
30,900		Santen Pharmaceutical Co Ltd	1,294,370
85,840		SBI Holdings, Inc	1,175,301
89,400		Secom Co Ltd	5,022,455
79,300		Sega Sammy Holdings, Inc	1,894,105
178,000		Sekisui Chemical Co Ltd	2,051,586
229,600	e	Sekisui House Ltd	3,166,730
318,500		Seven & I Holdings Co Ltd	12,554,948
249,900		Seven Bank Ltd	952,515
608,000		Sharp Corp	2,062,461
75,600	*	Shikoku Electric Power Co, Inc	1,090,967
101,000		Shimadzu Corp	896,355
9,300		Shimamura Co Ltd	821,449
33,600		Shimano, Inc	2,993,343
246,000		Shimizu Corp	1,326,042
173,500		Shin-Etsu Chemical Co Ltd	9,605,821
697,000		Shinsei Bank Ltd	1,408,999
126,400		Shionogi & Co Ltd	2,575,094
152,600	e	Shiseido Co Ltd	2,412,709
242,000		Shizuoka Bank Ltd	2,403,565
112,900		Shoei Co Ltd	1,430,262
621,000	e	Showa Denko KK	842,615
78,400		Showa Shell Sekiyu KK	746,092
21,900		SMC Corp	5,484,923
405,800		Softbank Corp	29,378,619
536,700		Sojitz Holdings Corp	920,078
301		So-net M3, Inc	882,678
427,700	e	Sony Corp	6,700,771
72,200		Sony Financial Holdings, Inc	1,167,974
60,900		Stanley Electric Co Ltd	1,375,821
48,400		Sumco Corp	370,284
629,009		Sumitomo Chemical Co Ltd	2,548,257
475,800		Sumitomo Corp	5,928,622
319,100		Sumitomo Electric Industries Ltd	5,011,771
234,000		Sumitomo Heavy Industries Ltd	1,083,480
223,000		Sumitomo Metal Mining Co Ltd	2,885,329
538,200		Sumitomo Mitsui Financial Group, Inc	24,932,719
151,000		Sumitomo Realty & Development Co Ltd	6,667,116
73,400		Sumitomo Rubber Industries, Inc	1,013,105
52,200	*	Suntory Beverage & Food Ltd	1,703,718
78,000		Suruga Bank Ltd	1,317,274
29,400		Suzuken Co Ltd	1,016,149
278

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

154,100		Suzuki Motor Corp	$3,994,553
30,300		Sysmex Corp	1,667,719
245,300		T&D Holdings, Inc	2,988,770
495,000		Taiheiyo Cement Corp	1,830,352
409,000	e	Taisei Corp	1,786,346
13,300		Taisho Pharmaceutical Holdings Co Ltd	960,166
102,000		Taiyo Nippon Sanso Corp	705,719
114,000		Takashimaya Co Ltd	1,056,935
333,700		Takeda Pharmaceutical Co Ltd	15,510,046
94,900		Tanabe Seiyaku Co Ltd	1,393,397
52,100		TDK Corp	2,350,828
399,000		Teijin Ltd	897,997
63,900		Terumo Corp	2,967,352
48,100		THK Co Ltd	1,042,636
440,000		Tobu Railway Co Ltd	2,039,774
47,500		Toho Co Ltd	976,498
172,000	e	Toho Gas Co Ltd	794,444
191,300		Tohoku Electric Power Co, Inc	2,063,259
611,700	e	Tokyo Electric Power Co, Inc	2,776,103
72,500		Tokyo Electron Ltd	3,779,856
1,010,000		Tokyo Gas Co Ltd	5,008,927
174,000		Tokyo Tatemono Co Ltd	1,614,366
484,000		Tokyu Corp	3,001,235
220,700	*	Tokyu Fudosan Holdings Corp	1,893,142
119,000		TonenGeneral Sekiyu KK	1,037,061
233,000		Toppan Printing Co Ltd	1,699,081
621,000		Toray Industries, Inc	4,054,792
1,702,000		Toshiba Corp	7,075,532
120,000		Toto Ltd	1,898,050
69,100		Toyo Seikan Kaisha Ltd	1,225,691
37,000		Toyo Suisan Kaisha Ltd	1,165,929
27,400		Toyoda Gosei Co Ltd	576,243
28,400	e	Toyota Boshoku Corp	323,418
68,400		Toyota Industries Corp	3,125,322
1,165,400		Toyota Motor Corp	66,683,731
89,300		Toyota Tsusho Corp	2,093,886
44,400		Trend Micro, Inc	1,364,501
25,300	e	Tsumura & Co	623,897
454,000		UBE Industries Ltd	931,575
48,300	e	Uni-Charm Corp	2,624,110
991		United Urban Investment Corp	1,479,345
93,500		USS Co Ltd	1,277,365
70,700		West Japan Railway Co	2,896,023
608,400		Yahoo! Japan Corp	3,434,588
37,200	e	Yakult Honsha Co Ltd	1,815,573
387,300	e	Yamada Denki Co Ltd	1,329,357
87,000		Yamaguchi Financial Group, Inc	792,616
67,700		Yamaha Corp	992,530
118,700		Yamaha Motor Co Ltd	1,567,886
17,300		Yamato Kogyo Co Ltd	512,046
153,400		Yamato Transport Co Ltd	3,211,545
45,000		Yamazaki Baking Co Ltd	484,458
279

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

91,000		Yaskawa Electric Corp	$1,237,225
90,300		Yokogawa Electric Corp	1,398,641
87,000		Yokohama Rubber Co Ltd	774,737
		TOTAL JAPAN	1,107,994,601

JERSEY, C.I. - 0.0%
37,061		Randgold Resources Ltd	2,547,525
		TOTAL JERSEY, C.I.	2,547,525

LUXEMBOURG - 0.3%
422,831		ArcelorMittal	6,984,066
27,889	e	Millicom International Cellular S.A.	2,710,588
129,288		SES Global S.A.	4,151,940
199,204	e	Tenaris S.A.	4,443,828
		TOTAL LUXEMBOURG	18,290,422

MACAU - 0.1%
399,600		MGM China Holdings Ltd	1,566,202
662,000	e	Wynn Macau Ltd	2,811,665
		TOTAL MACAU	4,377,867

MEXICO - 0.0%
77,845		Fresnillo plc	972,226
		TOTAL MEXICO	972,226

NETHERLANDS - 4.5%
757,512		Aegon NV	6,602,901
101,354		Akzo Nobel NV	7,289,578
151,030		ASML Holding NV	12,780,508
32,303		Boskalis Westminster	1,548,932
400,794	*	CNH Industrial NV	4,205,109
28,889		Corio NV	1,227,680
79,295		Delta Lloyd NV	2,037,149
64,840		DSM NV	4,292,067
29,603	e	Fugro NV	1,548,063
33,435		Gemalto NV	3,768,383
42,688		Heineken Holding NV	2,458,423
97,340		Heineken NV	5,930,511
1,621,038	*	ING Groep NV	21,409,022
427,510		Koninklijke Ahold NV	7,116,018
412,477		Koninklijke Philips Electronics NV	14,310,529
29,499	e	Koninklijke Vopak NV	1,621,281
38,334	*	OCI NV	1,778,774
99,660		Qiagen NV	2,185,900
52,561		Randstad Holdings NV	3,333,244
293,323		Reed Elsevier NV	6,049,369
1,614,214		Royal Dutch Shell plc (A Shares)	55,918,925
1,061,144		Royal Dutch Shell plc (B Shares)	38,813,619
1,352,687		Royal KPN NV	5,061,356
147,779		TNT Express NV	1,301,838
688,840		Unilever NV	25,701,835
280

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

126,965		Wolters Kluwer NV	$3,502,966
63,253		Ziggo NV	2,747,068
		TOTAL NETHERLANDS	244,541,048

NEW ZEALAND - 0.1%
440,933		Auckland International Airport Ltd	1,301,366
157,123		Contact Energy Ltd	654,704
289,938	e	Fletcher Building Ltd	2,123,833
156,467		Ryman Healthcare Ltd	999,296
761,397	e	Telecom Corp of New Zealand Ltd	1,443,950
		TOTAL NEW ZEALAND	6,523,149

NORWAY - 0.7%
69,358		Aker Kvaerner ASA	1,065,258
413,854		DNB NOR Holding ASA	7,028,180
83,819		Gjensidige Forsikring BA	1,611,040
570,355	e	Norsk Hydro ASA	2,594,795
319,333		Orkla ASA	2,485,872
157,911	e	Seadrill Ltd (Oslo Exchange)	5,672,844
471,126		Statoil ASA	11,165,993
288,736		Telenor ASA	6,006,786
76,677	e	Yara International ASA	3,166,568
		TOTAL NORWAY	40,797,336

PORTUGAL - 0.2%
768,298	*	Banco Espirito Santo S.A.	1,165,441
852,359		Energias de Portugal S.A.	3,199,945
144,538		Galp Energia SGPS S.A.	2,234,600
107,268		Jeronimo Martins SGPS S.A.	1,833,959
267,930	e	Portugal Telecom SGPS S.A.	1,177,682
		TOTAL PORTUGAL	9,611,627

SINGAPORE - 1.4%
876,960		Ascendas REIT	1,456,910
831,000		CapitaCommercial Trust	922,205
1,082,000		CapitaLand Ltd	2,330,484
1,037,330		CapitaMall Trust	1,513,875
577,000	e	CapitaMalls Asia Ltd	793,244
169,400	e	City Developments Ltd	1,156,889
829,000		ComfortDelgro Corp Ltd	1,252,858
723,500		DBS Group Holdings Ltd	9,343,616
2,585,400		Genting International plc	2,783,994
1,306,000		Global Logistic Properties	2,858,480
2,985,647	e	Golden Agri-Resources Ltd	1,212,373
2,123,300		Hutchison Port Holdings Trust	1,409,126
45,009		Jardine Cycle & Carriage Ltd	1,229,190
608,400		Keppel Corp Ltd	4,954,579
300,000		Keppel Land Ltd	740,940
631,700	e	Olam International Ltd	731,071
1,090,520		Oversea-Chinese Banking Corp	7,923,563
414,460		SembCorp Industries Ltd	1,701,552
353,600	e	SembCorp Marine Ltd	1,123,240
281

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

220,933	e	Singapore Airlines Ltd	$1,658,129
373,000		Singapore Exchange Ltd	1,997,504
683,000	e	Singapore Press Holdings Ltd	2,137,018
660,000		Singapore Technologies Engineering Ltd	1,954,789
3,366,403		Singapore Telecommunications Ltd	9,287,286
254,000		StarHub Ltd	848,905
542,000		United Overseas Bank Ltd	8,475,144
196,000		United Overseas Land Ltd	897,651
813,000		Wilmar International Ltd	1,985,248
		TOTAL SINGAPORE	74,679,863

SPAIN - 3.4%
166,699	e	Abertis Infraestructuras S.A. (Continuous)	3,719,909
62,753		ACS Actividades Construccion y Servicios S.A.	2,202,538
162,588	e	Amadeus IT Holding S.A.	6,431,646
2,448,868		Banco Bilbao Vizcaya Argentaria S.A.	29,212,039
1,449,751		Banco de Sabadell S.A.	4,277,140
607,246	*	Banco Popular Espanol S.A.	4,165,399
4,838,221		Banco Santander Central Hispano S.A.	41,624,100
1,450,000	*,e	Bankia S.A.	2,498,675
170,358		Cintra Concesiones de Infraestructuras de Transporte S.A.	3,268,798
474,013	e	Corp Mapfre S.A.	1,954,658
737,698		Criteria Caixacorp S.A.	4,521,150
260,494		Distribuidora Internacional de Alimentacion S.A.	2,140,539
80,348		Enagas	2,196,391
149,388		Gas Natural SDG S.A.	3,691,910
63,296		Grifols S.A.	3,277,866
1,992,327		Iberdrola S.A.	12,268,043
55,342	m	Iberdrola S.A.	340,777
92,938		Inditex S.A.	13,841,647
46,135		Red Electrica de Espana	3,226,533
372,233	e	Repsol YPF S.A.	8,699,776
1,739,496		Telefonica S.A.	26,790,613
79,152	e	Zardoya Otis S.A.	1,328,177
		TOTAL SPAIN	181,678,324

SWEDEN - 3.2%
133,131		Alfa Laval AB	3,225,501
140,829		Assa Abloy AB (Class B)	7,011,821
283,427	e	Atlas Copco AB (A Shares)	7,679,599
164,506		Atlas Copco AB (B Shares)	4,106,278
114,878		Boliden AB	1,741,827
101,401	e	Electrolux AB (Series B)	2,150,243
156,081	e	Elekta AB (B Shares)	2,272,163
1,286,132		Ericsson (LM) (B Shares)	15,748,503
84,618		Getinge AB (B Shares)	2,905,200
400,456		Hennes & Mauritz AB (B Shares)	17,219,394
99,985		Hexagon AB (B Shares)	3,167,143
169,733	e	Husqvarna AB (B Shares)	983,404
52,615		Industrivarden AB	951,474
192,544		Investor AB (B Shares)	6,225,005
94,805	e	Kinnevik Investment AB (Series B)	3,715,810
282

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

94,045	*	Lundin Petroleum AB	$1,626,607
1,285,997		Nordea Bank AB	17,160,348
450,521	e	Sandvik AB	6,302,712
136,144		Scania AB (B Shares)	2,781,605
132,316		Securitas AB (B Shares)	1,373,278
644,244		Skandinaviska Enskilda Banken AB (Class A)	8,300,878
158,933		Skanska AB (B Shares)	3,129,142
167,815		SKF AB (B Shares)	4,441,144
247,133		Svenska Cellulosa AB (B Shares)	7,027,319
211,001		Svenska Handelsbanken (A Shares)	10,012,421
383,186		Swedbank AB (A Shares)	9,999,098
85,930		Swedish Match AB	2,514,586
136,733		Tele2 AB	1,503,663
1,004,910		TeliaSonera AB	7,442,418
640,874		Volvo AB (B Shares)	8,473,591
		TOTAL SWEDEN	171,192,175

SWITZERLAND - 9.6%
929,951		ABB Ltd	23,130,966
43,220		Actelion Ltd	4,057,877
56,457		Adecco S.A.	4,434,502
36,574	e	Aryzta AG.	2,873,982
20,212		Baloise Holding AG.	2,414,390
863		Barry Callebaut AG.	1,021,492
220,597		Cie Financiere Richemont S.A.	20,406,314
84,821		Coca-Cola HBC AG.	2,246,665
640,376		Credit Suisse Group	19,295,127
3,516		EMS-Chemie Holding AG.	1,210,265
15,833		Geberit AG.	4,589,716
3,518		Givaudan S.A.	5,202,134
4,482,985		Glencore Xstrata plc	23,636,365
97,316		Holcim Ltd	7,063,434
93,278		Julius Baer Group Ltd	4,522,147
22,661	e	Kuehne & Nagel International AG.	3,008,260
338		Lindt & Spruengli AG.	1,517,300
44		Lindt & Spruengli AG. (Reg)	2,358,330
22,269		Lonza Group AG.	2,233,724
1,362,685		Nestle S.A.	98,755,552
971,841		Novartis AG.	76,815,109
12,165		Pargesa Holding S.A.	978,759
7,061		Partners Group	1,672,223
21,125		Phonak Holding AG.	2,901,286
296,765		Roche Holding AG.	81,422,095
19,995		Schindler Holding AG.	2,895,536
9,404		Schindler Holding AG. (Reg)	1,380,575
2,343	e	SGS S.A.	5,297,744
883		Sika AG.	2,905,818
271,710	e	STMicroelectronics NV	2,230,226
9,792		Sulzer AG.	1,474,423
13,063		Swatch Group AG.	7,763,671
18,444		Swatch Group AG. (Reg)	1,888,703
13,645		Swiss Life Holding	2,936,794
283

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

23,830		Swiss Prime Site AG.	$1,851,248
148,616		Swiss Re Ltd	12,825,717
9,805		Swisscom AG.	5,386,074
39,442		Syngenta AG.	13,944,006
152,202		Transocean Ltd	6,620,512
1,541,383		UBS AG.	30,572,222
62,986		Zurich Financial Services AG.	18,262,207
		TOTAL SWITZERLAND	516,003,490

UNITED KINGDOM - 19.2%
407,444		3i Group plc	2,496,956
405,466		Aberdeen Asset Management plc	2,600,648
110,936		Acergy S.A.	1,905,057
79,824		Admiral Group plc	1,893,339
113,675	e	Aggreko plc	2,883,798
124,740		AMEC plc	2,108,622
589,393		Anglo American plc (London)	13,897,284
168,038		Antofagasta plc	2,336,283
591,323		ARM Holdings plc	9,026,824
150,427		Associated British Foods plc	6,703,717
529,012		AstraZeneca plc	33,546,819
1,243,298		Aviva plc	9,095,267
151,925		Babcock International Group	3,467,502
1,365,183		BAE Systems plc	9,631,200
6,460,421		Barclays plc	28,840,925
1,438,438		BG Group plc	24,177,149
892,191		BHP Billiton plc	26,264,829
7,961,516		BP plc	62,394,800
803,899		British American Tobacco plc	38,360,202
402,942		British Land Co plc	4,344,923
436,718		British Sky Broadcasting plc	6,288,980
3,340,157		BT Group plc	21,033,215
139,532		Bunzl plc	3,178,518
187,240		Burberry Group plc	4,445,680
276,835		Capita Group plc	4,466,854
2,179,685		Centrica plc	11,131,758
453,607		Cobham plc	2,188,614
764,811		Compass Group plc	11,430,357
56,962		Croda International plc	2,253,274
1,060,623		Diageo plc	31,454,016
478,648		Direct Line Insurance Group plc	2,080,339
67,023	e	easyJet plc	1,810,269
426,103		Experian Group Ltd	7,273,365
693,639		GKN plc	4,487,761
2,068,750		GlaxoSmithKline plc	53,175,455
658,070		Group 4 Securicor plc	2,575,806
296,935		Hammerson plc	2,560,452
90,506		Hargreaves Lansdown plc	2,207,579
7,881,518		HSBC Holdings plc	80,878,062
234,134		ICAP plc	1,485,423
134,205		IMI plc	3,293,319
409,711		Imperial Tobacco Group plc	14,951,223
284

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

188,803		Inmarsat plc	$2,168,984
110,383		InterContinental Hotels Group plc	3,568,605
406,040		International Consolidated Airlines	2,777,900
67,139		Intertek Group plc	3,121,538
242,685		Investec plc	1,560,808
1,574,261		ITV plc	5,079,984
522,276		J Sainsbury plc	2,957,834
86,593		Johnson Matthey plc	4,590,005
1,002,576		Kingfisher plc	6,078,878
330,571		Land Securities Group plc	5,581,551
2,495,906		Legal & General Group plc	8,814,880
283,851		Liberty International plc	1,471,641
21,113,921		Lloyds TSB Group plc	28,793,910
73,616		London Stock Exchange Group plc	2,221,745
683,102		Marks & Spencer Group plc	5,278,730
332,556		Meggitt plc	2,819,528
539,085		Melrose Industries plc	2,738,125
1,576,411		National Grid plc	20,405,990
66,405		Next plc	6,810,972
2,071,309		Old Mutual plc	5,861,592
346,015		Pearson plc	6,321,728
128,639		Persimmon plc	2,771,799
109,436		Petrofac Ltd	2,077,865
1,080,412		Prudential plc	21,748,853
273,142		Reckitt Benckiser Group plc	20,450,859
497,487		Reed Elsevier plc	7,246,350
601,479		Resolution Ltd	3,443,689
333,036		Rexam plc	2,694,710
536,933		Rio Tinto plc	28,558,589
794,761		Rolls-Royce Group plc	15,479,433
1,552,787		Royal & Sun Alliance Insurance Group plc	2,476,046
915,138	*	Royal Bank of Scotland Group plc	5,098,127
406,377		SABMiller plc	18,258,679
464,280		Sage Group plc	3,113,373
43,447		Schroders plc	1,758,521
408,716		Scottish & Southern Energy plc	8,768,575
311,350		Segro plc	1,723,622
210,950		Serco Group plc	1,512,473
101,594		Severn Trent plc	2,877,717
379,741		Smith & Nephew plc	5,462,519
164,209		Smiths Group plc	3,872,557
1,025,968		Standard Chartered plc	20,851,716
1,004,750		Standard Life plc	6,020,174
198,457		Tate & Lyle plc	2,468,144
3,416,273		Tesco plc	17,952,374
104,303		Travis Perkins plc	2,976,104
188,703		TUI Travel plc	1,318,119
385,824		Tullow Oil plc	4,994,557
542,570		Unilever plc	20,823,816
290,845		United Utilities Group plc	3,418,109
20,467,807		Vodafone Group plc	75,847,877
90,714		Weir Group plc	3,118,891
285

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

75,841		Whitbread plc	$4,669,953
362,691		William Hill plc	1,979,665
946,448		WM Morrison Supermarkets plc	3,729,670
112,180		Wolseley plc	6,037,192
563,074		WPP plc	11,797,778
		TOTAL UNITED KINGDOM	1,037,049,886

UNITED STATES - 0.6%
77,367		Carnival plc	3,171,432
450,399	d	iShares MSCI EAFE Index Fund	28,649,880
		TOTAL UNITED STATES	31,821,312

		TOTAL COMMON STOCKS	5,376,631,031
		(Cost $4,655,439,386)

RIGHTS / WARRANTS - 0.0%
AUSTRIA - 0.0%
21,976	m	Raiffeisen Bank International AG.	0
		TOTAL AUSTRIA	0

SPAIN - 0.0%
62,753		ACS Actividades de Construccion y Servicios S.A.	35,716
607,246		Banco Popular Espanol S.A.	33,579
4,838,221	m	Banco Santander S.A.	968,003
		TOTAL SPAIN	1,037,298

		TOTAL RIGHTS / WARRANTS	1,037,298
		(Cost $1,077,052)

SHORT-TERM INVESTMENTS - 3.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.4%
182,335,238	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	182,335,238
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	182,335,238
		TOTAL SHORT-TERM INVESTMENTS	182,335,238
		(Cost $182,335,238)

		TOTAL INVESTMENTS - 103.0%	5,560,003,567
		(Cost $4,838,851,676)
		OTHER ASSETS & LIABILITIES, NET - (3.0)%	(161,794,840)
		NET ASSETS - 100.0%	$5,398,208,727

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $171,986,304.
m	Indicates a security that has been deemed illiquid.
286

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2014

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$1,398,343,567	25.9%
INDUSTRIALS	690,314,598	12.8
CONSUMER DISCRETIONARY	636,358,848	11.8
CONSUMER STAPLES	575,158,276	10.7
HEALTH CARE	555,818,913	10.3
MATERIALS	430,103,375	8.0
ENERGY	358,414,499	6.6
TELECOMMUNICATION SERVICES	302,191,079	5.6
INFORMATION TECHNOLOGY	240,216,568	4.4
UTILITIES	190,748,606	3.5
SHORT - TERM INVESTMENTS	182,335,238	3.4
OTHER ASSETS & LIABILITIES, NET	(161,794,840)	(3.0)

NET ASSETS	$5,398,208,727	100.0%
287

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•           Level 1 – quoted prices in active markets for identical securities

•           Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•           Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

288

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the

289

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended January, 31, 2014, there were no material transfers between levels by the Funds.

As of January 31, 2014, 100% of the value of investments in the Enhanced Large-Cap Growth Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund and S&P 500 Index Fund were valued based on Level 1 inputs.

The following table summarizes the market value of the Funds’ investments as of January 31, 2014, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Value Index
Equity investments:
Consumer discretionary	$130,592,158	$1,482,096	$–	$132,074,254
All other equity investments*	1,328,790,055	–	–	1,328,790,055
Short-term investments	26,779,583	–	–	26,779,583
Written options**	(165)	–	–	(165)
Total	$1,486,161,631	$1,482,096	$–	$1,487,643,727
Growth & Income
Equity investments:
Consumer discretionary	$711,049,705	$22,659,498	$–	$733,709,203
Consumer staples	272,492,757	79,393,943	–	351,886,700
Energy	307,180,574	11,850,247	–	319,030,821
Financials	504,045,387	26,179,419	–	530,224,806
Health care	660,206,703	73,037,396	–	733,244,099
Industrials	408,411,323	18,386,409	–	426,797,732
Information technology	693,143,785	5,343,800	–	698,487,585
Materials	132,844,646	11,966,807	–	144,811,453
Telecommunication services	62,646,523	10,657,482	–	73,304,005
All other equity investments*	59,162,749	–	–	59,162,749
Purchased Options	43,050	–	–	43,050
Short-term investments	86,021,295	14,899,195	–	100,920,490
Written options**	(187,600)	–	–	(187,600)
Total	$3,897,060,897	$274,374,196	$–	$4,171,435,093
Large-Cap Growth
Equity investments:
Consumer discretionary	$427,261,504	$41,303,789	$–	$468,565,293
Consumer staples	60,743,002	15,996,006	–	76,739,008
Health care	463,065,465	35,456,544	–	498,522,009
Telecommunication services	9,199,736	37,950,399	–	47,150,135
All other equity investments*	1,285,475,064	–	–	1,285,475,064
Short-term investments	14,402,905	–	–	14,402,905
Written options**	(45,878)	–	–	(45,878)
Total	$2,260,101,798	$130,706,738	$–	$2,390,808,536
290

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Equity investments:
Consumer discretionary	$384,998,214	$16,402,998	$–	$401,401,212
Consumer staples	175,498,755	64,111,356	–	239,610,111
Financials	1,155,493,265	5,449,053	–	1,160,942,318
Health care	594,026,809	51,261,138	–	645,287,947
Industrials	487,180,306	12,925,895	–	500,106,201
Materials	127,757,451	20,597,307	–	148,354,759
Telecommunication services	137,654,224	18,232,807	–	155,887,032
All other equity investments*	1,303,036,197	–	–	1,303,036,197
Short-term investments	152,777,640	–	–	152,777,640
Total	$4,518,422,861	$188,980,554	$–	$4,707,403,415
Mid-Cap Growth
Equity investments:
Energy	$92,417,647	$13,150,166	$–	$105,567,813
All other equity investments*	1,771,231,195	–	–	1,771,231,195
Purchased Options	165,000	–	–	165,000
Short-term investments	70,979,570	–	–	70,979,570
Written options**	(1,585,700)	–	–	(1,585,700)
Total	$1,933,207,712	$13,150,166	$–	$1,946,357,878
Mid-Cap Value
Equity investments:
Energy	$329,480,919	$32,785,814	$–	$362,266,733
Health care	412,016,991	15,774,318	–	427,791,309
All other equity investments*	3,600,438,102	–	–	3,600,438,102
Short-term investments	128,807,359	64,997,225	–	193,804,584
Total	$4,470,743,371	$113,557,357	$–	$4,584,300,728
Small-Cap Equity
Equity investments:
Equity investments*	$2,410,248,235	$–	$–	$2,410,248,235
Short-term investments	262,234,790	3,799,776	–	266,034,566
Futures**	(193,924)	–	–	(193,924)
Total	$2,672,289,101	$3,799,776	$–	$2,676,088,877
Social Choice Equity
Equity investments:
Equity investments*	$1,800,569,626	$–	$–	$1,800,569,626
Short-term investments	–	50,297,294	–	50,297,294
Total	$1,800,569,626	$50,297,294	$–	$1,850,866,920
291

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Equity investments:
Africa	$–	$17,388,479	$–	$17,388,479
Asia	2,376,682	380,759,891	163,822	383,300,395
Central America	–	50,560,271	–	50,560,271
Europe	2,486,468	52,361,800	–	54,848,268
South America	–	60,054,827	–	60,054,827
All other equity investments*	6,187,073	95,083,915	–	101,270,988
Short-term investments	36,138,924	–	–	36,138,924
Total	$47,189,147	$656,209,183	$163,822	$703,562,152
Enhanced International Equity Index
Equity investments:
Asia	$–	$202,740,016	$–	$202,740,016
Australia	–	62,741,024	–	62,741,024
Europe	40,548,753	478,806,050	–	519,354,803
All other equity investments*	6,361,000	84,753,296	–	91,114,296
Short-term investments	25,460,674	9,999,100	–	35,459,774
Futures**	(700,235)	–	–	(700,235)
Total	$71,670,192	$839,039,486	$–	$910,709,678
Global Natural Resources
Equity investments:
Asia	$–	$4,851,326	$–	$4,851,326
Australia	–	18,463,154	–	18,463,154
Europe	–	16,461,480	–	16,461,480
North America	103,472,234	17,679,675	–	121,151,909
All other equity investments*	793,778	62,405,387	–	63,199,165
Short-term investments	16,034,713	–	–	16,034,713
Total	$120,300,725	$119,861,022	$–	$240,161,747
International Equity
Equity investments:
Asia	$–	$718,455,768	$–	$718,455,768
Europe	–	2,527,769,669	–	2,527,769,669
All other equity investments*	–	190,039,254	–	190,039,254
Short-term investments	32,496,009	18,198,362	–	50,694,371
Total	$32,496,009	$3,454,463,053	$–	$3,486,959,062
292

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Opportunities
Equity investments:
Asia	$6,216,459	$178,130,221	$–	$184,346,680
Australia	–	33,660,310	–	33,660,310
Europe	–	437,764,165	–	437,764,165
North America	–	50,429,903	–	50,429,903
All other equity investments*	7,557,597	144,783,624	–	152,341,221
Short-term investments	61,437,853	–	–	61,437,853
Total	$75,211,909	$844,768,223	$–	$919,980,132
Equity Index
Equity Investments:
Energy	$700,585,917	$–	$49,066	$700,634,983
Health care	1,021,490,686	–	4,028	1,021,494,714
All other equity investments*	6,003,131,333	–	–	6,003,131,333
Short-term investments	224,592,596	16,499,204	–	241,091,800
Futures**	(441,376)	–	–	(441,376)
Total	$7,949,359,156	$16,499,204	$53,094	$7,965,911,454
Small-Cap Blend Index
Equity Investments:
Energy	$87,032,226	$–	$55,470	$87,087,696
Health care	231,198,947	–	15,521	231,214,468
All other equity investments*	1,324,344,464	–	–	1,324,344,464
Short-term investments	227,140,442	4,199,900	–	231,340,342
Futures**	2,276	–	–	2,276
Total	$1,869,718,355	$4,199,900	$70,991	$1,873,989,246
293

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity Index
Equity Investments:
Africa	$–	$49,442,685	$–	$49,442,685
Asia	87,760	424,706,146	26,906	424,820,812
Central America	–	37,063,639	–	37,063,639
Europe	5,359,288	35,102,987	–	40,462,275
North America	35,928,226	–	–	35,928,226
South America	–	69,567,048	–	69,567,048
All other equity investments*	2,119,603	57,683,248	679	59,803,530
Short-term investments	62,360,939	13,999,559	–	76,360,498
Futures**	(606,573)	–	–	(606,573)
Total	$105,249,243	$687,565,312	$27,585	$792,842,140
International Equity Index
Equity Investments:
Asia	$–	$1,250,269,151	$–	$1,250,269,151
Australia	–	393,119,143	–	393,119,143
Europe	–	3,291,146,945	–	3,291,146,945
All other equity investments*	28,963,053	414,170,037	–	443,133,090
Short-term investments	182,335,238	–	–	182,335,238
Futures**	(46,340)	–	–	(46,340)
Total	$211,251,951	$5,348,705,276	$–	$5,559,957,227

*	For detailed categories, see the accompanying schedule of investments.
**	Derivative instruments are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

294

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

At January 31, 2014, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	78	$8,800,740	March 2014	$(193,924)
Enhanced International Equity Index	MSCI EAFE Mini Index	140	12,724,600	March 2014	(700,235)
Equity Index	S&P 500 E Mini Index	237	21,052,710	March 2014	(344,224)
Equity Index	S&P MidCap 400 E Mini Index	9	1,179,270	March 2014	(32,685)
Equity Index	Russell 2000 Mini Index	21	2,369,430	March 2014	(64,467)
Total		267	24,601,410		(441,376)
Large-Cap Growth Index	S&P 500 E Mini Index	17	1,510,110	March 2014	9,584
Large-Cap Value Index	S&P 500 E Mini Index	10	888,300	March 2014	6,528
S&P 500 Index	S&P 500 E Mini Index	107	9,504,810	March 2014	(119,806)
Small-Cap Blend Index	Russell 2000 Mini Index	2	225,660	March 2014	2,276
Emerging Markets Equity Index	MSCI Emerging Markets Mini	311	14,388,415	March 2014	(606,573)
International Equity Index	MSCI EAFE Mini Index	108	9,816,120	March 2014	(46,340)

Options: The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses may exceed amounts recognized on the Statements of Assets and Liabilities.

Written options outstanding as of January 31, 2014 were as follows:

	Contracts	Value
Enhanced Large-Cap Value Index Fund
Biogen Idec Inc., Call, 1/31/14 at $325	9	$(45)
VMWare Inc., Call, 1/31/14 at $102	40	(120)
Total	49	$(165)
Growth & Income Fund
Illumina Inc., Call, 2/22/14 at $150	140	$(98,000)
Illumina Inc., Put, 2/22/14 at $125	140	(10,500)
Kansas City Southern Industries Inc., Call, 2/22/14 at $125	260	(2,600)
Medivation Inc., Call, 2/22/14 at $85	450	(65,250)
Medivation Inc., Put, 2/22/14 at $65	450	(11,250)
Total	1,440	$(187,600)
Large-Cap Growth Fund
Facebook, Inc., Call, 2/22/14 at $75	690	$(15,180)
Illumina Inc., Call, 2/22/14 at $165	165	(30,030)
VMWare, Inc., Call, 1/31/14 at $105	334	(668)
Total	1,189	$(45,878)
Mid-Cap Growth Fund
Alliance Data Systems Corp., Call, 2/22/14 at $270	664	$(33,200)
Illumina Inc., Call, 2/22/14 at $140	500	(675,000)
Intercept Pharmaceuticals Inc., Call, 2/22/14 at $350	50	(40,500)
Intercept Pharmaceuticals Inc., Call, 2/22/14 at $370	50	(26,000)
Netflix Inc., Call, 2/22/14 at $370	100	(412,000)
F5 Networks Inc., Call, 2/22/14 at $110	1,000	(194,000)
Medivation Inc., Call, 2/22/14 at $85	1,000	(145,000)
Medivation Inc., Put, 2/22/14 at $62.50	1,000	(15,000)
Fortinet Inc., Call, 2/22/14 at $25	3,000	(30,000)
Fortinet Inc., Put, 2/22/14 at $18	3,000	(15,000)
Total	10,364	$(1,585,700)
295

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2013	Purchase cost	Sales proceeds	Realized gain(loss)	Withholding expense	Realized gain (loss)	Dividend income	Withholding expense	Shares at January 31, 2014	Value at January 31, 2014
Large-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$198,798,936	$38,277,914	$84,299,210	$–	$–	$–	$–	$–	152,777,640	$152,777,640
Mid-Cap Value Fund
State Street Navigator Securities Lending Trust	*	$51,481,645	$40,237,681	$–	$–	$–	$–	$–	128,807,359	$128,807,359
Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$206,556,372	$55,678,418	$–	$–	$–	$–	$–	$–	262,234,790	$262,234,790
Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$240,434,976	$9,325,152	$25,167,532			$–	$–	$–	224,592,596	$224,592,596
Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$214,865,928	$12,274,514	$–	$–	$–	$–	$–	$–	227,140,442	$227,140,442
International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$190,194,530	$6,331,623	$14,190,915	$–	$–	$–	$–	$–	182,335,238	$182,335,238

*  Not an affiliate investment as of October 31, 2013

296

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 5 — investments

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At January 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Enhanced Large-Cap Growth Index	$1,213,443,582	$341,023,989	$(11,128,218)	$329,895,771
Enhanced Large-Cap Value Index	1,129,566,271	362,134,505	(4,056,884)	358,077,621
Growth & Income	3,297,206,458	913,671,375	(39,255,140)	874,416,235
Large-Cap Growth	1,746,623,478	652,044,442	(7,813,506)	644,230,936
Large-Cap Value	3,987,322,981	815,938,116	(95,857,682)	720,080,434
Mid-Cap Growth	1,592,502,116	377,710,087	(22,268,625)	355,441,462
Mid-Cap Value	3,407,809,935	1,214,660,767	(38,169,974)	1,176,490,793
Small-Cap Equity	2,191,524,576	534,101,189	(49,342,964)	484,758,225
Social Choice Equity	1,325,407,422	544,587,052	(19,127,554)	525,459,498
Emerging Markets Equity	679,064,033	71,614,099	(47,115,980)	24,498,119
Enhanced International Equity Index	789,992,348	136,081,952	(14,664,387)	121,417,565
Global Natural Resources	227,540,770	16,653,914	(4,032,937)	12,620,977
International Equity	3,262,592,237	300,069,137	(75,702,312)	224,366,825
International Opportunities	879,566,579	70,554,119	(30,140,566)	40,413,553
Equity Index	5,780,626,432	2,260,797,595	(75,071,197)	2,185,726,398
Large-Cap Growth Index	1,152,521,712	364,964,913	(8,683,184)	356,281,729
Large-Cap Value Index	1,539,314,784	267,475,456	(40,925,849)	226,549,607
S&P 500 Index	1,539,608,384	553,158,560	(83,550,066)	469,608,494
Small-Cap Blend Index	1,480,421,641	463,077,166	(69,511,837)	393,565,329
Emerging Markets Equity Index	825,802,039	53,450,672	(85,803,998)	(32,353,326)
International Equity Index	4,838,851,676	962,394,105	(241,242,214)	721,151,891
297

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: March 17, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: March 17, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: March 17, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer